                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2006 - July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
SCHWAB VIEWPOINTS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 40.0%  COMMON STOCK                                    53,040           57,036
 15.4%  FOREIGN COMMON STOCK                            22,960           21,891
  0.1%  PREFERRED STOCK                                    109              109
  6.1%  U.S. TREASURY OBLIGATION                         8,820            8,708
  0.2%  FOREIGN GOVERNMENT                                 247              311
        SECURITIES
  1.2%  CORPORATE BONDS                                  1,649            1,650
  0.6%  MUNICIPAL BONDS                                    705              798
  0.6%  ASSET-BACKED OBLIGATIONS                           800              799
 16.4%  MORTGAGE BACKED SECURITIES                      23,981           23,388
  0.6%  NON-AGENCY MORTGAGE-BACKED                         909              903
        SECURITIES
 15.1%  SHORT-TERM INVESTMENT                           21,479           21,479
  7.3%  OTHER INVESTMENT COMPANIES                      10,299           10,302
   --%  OPTIONS                                             66               41
--------------------------------------------------------------------------------
103.6%  TOTAL INVESTMENTS                              145,064          147,415
(7.6)%  SHORT SALES                                    (10,381)         (10,764)
  4.0%  OTHER ASSETS AND
        LIABILITIES                                                       5,704
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      142,355

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 40.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.8%
--------------------------------------------------------------------------------
ArvinMeritor, Inc. (a)                                     6,470             106
General Motors Corp. (a)                                  12,200             393
Honda Motor Co., Ltd. (a)                                 17,500             577
TRW Automotive Holdings Corp. (a)*                         4,640             120
                                                                     -----------
                                                                           1,196
BANKS 0.6%
--------------------------------------------------------------------------------
Alabama National Bancorp (a)                                 360              24
Bancorpsouth, Inc.                                           100               3
Bank of Hawaii Corp. (a)                                   3,270             162
Comerica, Inc.                                               810              47
Fannie Mae (a)                                             7,100             340
Federal Agricultural Mortgage Corp., Class C (a)             100               3
KeyCorp                                                      810              30
Radian Group, Inc.                                         2,170             134
UnionBanCal Corp.                                          1,250              77
Whitney Holding Corp. (a)                                  1,690              61
                                                                     -----------
                                                                             881
CAPITAL GOODS 2.4%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                       5,210             223
Acuity Brands, Inc.                                        1,480              65
Columbus McKinnon Corp. (a)*                               3,970              75
Crane Co. (a)                                              6,530             251
Danaher Corp. (a)                                          6,600             430
EMCOR Group, Inc. (a)*                                     6,670             344
Emerson Electric Co.                                         470              37
General Dynamics Corp.                                       320              21
Honeywell International, Inc. (a)                         11,600             449
Lockheed Martin Corp.                                      2,310             184
PACCAR, Inc. (a)                                           4,700             379
Raytheon Co.                                               2,670             120
Teleflex, Inc. (a)                                         2,350             134
The Boeing Co.                                             4,570             354
Thomas & Betts Corp. (a)*                                  4,200             199
Valmont Industries, Inc. (a)                               2,120             108
                                                                     -----------
                                                                           3,373
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Administaff, Inc. (a)                                      2,090              66
CBIZ, Inc. *                                              13,350              99
Consolidated Graphics, Inc. (a)*                           2,090             103
Equifax, Inc.                                                380              12
Labor Ready, Inc. (a)*                                     2,280              37
Spherion Corp. (a)*                                       17,410             133
Steelcase Inc., Class A (a)                                1,030              15
The Standard Register Co. (a)                              1,570              19
Waste Management, Inc. (a)                                 7,800             268
                                                                     -----------
                                                                             752
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Kellwood Co. (a)                                           5,120             135
Kimball International, Inc., Class B (a)                   1,410              25
Mattel, Inc. (a)                                          27,500             496
Newell Rubbermaid, Inc.                                    2,480              65
Nike, Inc., Class B (a)                                    2,500             198
Sony Corp. (a)                                            12,800             589
                                                                     -----------
                                                                           1,508
CONSUMER SERVICES 0.9%
--------------------------------------------------------------------------------
IHOP Corp. (a)                                             3,160             144
Interstate Hotels & Resorts, Inc. (a)*                       630               6
Jack in the Box, Inc. (a)*                                 1,070              42
McDonald's Corp.                                           5,900             209
Papa John's International, Inc. (a)*                       3,120             100

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Starwood Hotels & Resorts Worldwide, Inc. (a)              7,100             374
Wynn Resorts Ltd. (a)*                                     5,800             371
                                                                     -----------
                                                                           1,246
DIVERSIFIED FINANCIALS 4.0%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                          12,400             434
American Express Co. (a)                                  20,430           1,064
AmeriCredit Corp. *                                          490              12
Capital One Financial Corp. (a)                           13,000           1,006
Chicago Mercantile Exchange Holdings, Inc. (a)             1,011             466
Franklin Resources, Inc.                                   1,120             102
Investment Technology Group, Inc. (a)*                     4,600             232
JPMorgan Chase & Co. (a)                                  20,630             941
Merrill Lynch & Co., Inc. (a)                             10,000             728
Moody's Corp.                                                110               6
Northern Trust Corp.                                         150               9
The Goldman Sachs Group, Inc. (a)                          5,050             771
                                                                     -----------
                                                                           5,771
ENERGY 2.0%
--------------------------------------------------------------------------------
ChevronTexaco Corp. (a)                                    5,100             335
ConocoPhillips (a)                                        13,600             934
Exxon Mobil Corp.                                          3,130             212
Halliburton Co. (a)                                       13,000             434
Helmerich & Payne, Inc. (a)                                1,680              46
Parker Drilling Co. (a)                                   11,590              84
Todco (a)*                                                   340              13
Valero Energy Corp.                                        5,305             358
Veritas DGC, Inc. (a)*                                     6,570             376
                                                                     -----------
                                                                           2,792
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
CVS Corp. (a)                                             18,700             612
Performance Food Group Co. (a)*                            1,480              41
                                                                     -----------
                                                                             653
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                 1,890              83
Campbell Soup Co.                                            490              18
General Mills, Inc.                                          170               9
Kraft Foods, Inc., Class A (a)                            18,400             596
Reynolds American, Inc.                                      310              39
The Coca-Cola Co.                                          2,530             113
The Hershey Co. (a)                                        6,200             341
                                                                     -----------
                                                                           1,199
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                            9,920             312
Alcon, Inc.                                                2,300             254
AMERIGROUP Corp. (a)*                                      3,680             107
AmerisourceBergen Corp.                                    1,470              63
Becton Dickinson & Co.                                       590              39
Boston Scientific Corp. (a)*                              46,702             795
Caremark Rx, Inc. (a)                                      7,900             417
CIGNA Corp. (a)                                            6,200             566
Haemonetics Corp. (a)*                                     4,990             219
HCA, Inc. (a)                                              7,200             354
Humana, Inc. (a)*                                         12,600             705
Magellan Health Services, Inc. (a)*                        6,800             327
McKesson Corp.                                             1,690              85
MedCath Corp. (a)*                                         1,640              35
Medco Health Solutions, Inc. (a)*                         10,100             599
Molina Healthcare, Inc. (a)*                               1,840              61
Sierra Health Services, Inc. (a)*                          7,880             340
St. Jude Medical, Inc. (a)*                                8,200             303
Tenet Healthcare Corp. (a)*                               92,600             548
TriZetto Group, Inc. (a)*                                    830              11
WellPoint, Inc. *                                            260              19
Zoll Medical Corp. (a)*                                      350              12
                                                                     -----------
                                                                           6,171
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
Avon Products, Inc. (a)                                    7,500             217
Kimberly-Clark Corp. (a)                                   5,600             342
Procter & Gamble Co.                                       8,000             450
                                                                     -----------
                                                                           1,009
INSURANCE 2.5%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                         240              66
American Financial Group, Inc. (a)                         3,320             140
American International Group, Inc. (a)                     6,900             419
American Physicians Capital, Inc. (a)*                       790              37
AmerUs Group Co. (a)                                         390              26
AON Corp.                                                    100               3
CNA Financial Corp. *                                        580              20
CNA Surety Corp. (a)*                                        120               2
Delphi Financial Group, Inc., Class A (a)                  1,050              40
FBL Financial Group, Inc., Class A (a)                     1,020              32
Great American Financial Resources, Inc. (a)                 280               6
Harleysville Group, Inc. (a)                               1,380              44
LandAmerica Financial Group, Inc. (a)                        740              47
Loews Corp.                                                1,330              49
MetLife, Inc. (a)                                          7,870             409
Nationwide Financial Services, Inc., Class A (a)           1,930              87
Ohio Casualty Corp. (a)                                      360               9
Philadelphia Consolidated Holding Corp. (a)*               1,590              54
Principal Financial Group, Inc.                            2,210             119
Protective Life Corp. (a)                                    330              15
Prudential Financial, Inc.                                   330              26
Safety Insurance Group, Inc. (a)                           3,760             200
Selective Insurance Group, Inc. (a)                          840              43
StanCorp Financial Group, Inc. (a)                           620              27
State Auto Financial Corp. (a)                               900              27
The Chubb Corp. (a)                                       17,650             890
The St. Paul Travelers Cos., Inc. (a)                     13,800             632

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
W. R. Berkley Corp.                                          710              26
Zenith National Insurance Corp. (a)                          930              37
                                                                     -----------
                                                                           3,532
MATERIALS 1.6%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)*                                2,210              29
Crown Holdings, Inc. *                                       770              13
FMC Corp. (a)                                                420              26
Greif, Inc., Class A (a)                                   4,550             315
H.B. Fuller Co. (a)                                        4,600             184
Hercules, Inc. (a)*                                        4,550              63
MeadWestvaco Corp. (a)                                    14,800             387
Monsanto Co. (a)                                          16,000             688
Nucor Corp.                                                  970              52
Olympic Steel, Inc. (a)                                      720              25
Pactiv Corp. *                                             1,320              32
Rohm & Haas Co.                                            1,800              83
Silgan Holdings, Inc. (a)                                  4,010             148
Temple-Inland, Inc.                                          340              14
United States Steel Corp. (a)                              4,200             265
                                                                     -----------
                                                                           2,324
MEDIA 2.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                           260               7
Clear Channel Communications, Inc. (a)                    15,500             449
Comcast Corp. (a)*                                        21,300             730
Comcast Corp., Class A (a)*                               14,500             498
Readers Digest Association, Inc., Class A (a)             22,000             301
The Walt Disney Co. (a)                                   20,900             621
Time Warner, Inc. (a)                                     30,860             509
World Wrestling Entertainment, Inc. (a)                    2,650              43
                                                                     -----------
                                                                           3,158
PHARMACEUTICALS & BIOTECHNOLOGY 2.2%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp.                   2,510              81
Biogen Idec, Inc. *                                          200               8
Bruker BioSciences Corp. (a)*                              2,100              12
GlaxoSmithKline plc ADR (a)                                8,900             492
Kendle International, Inc. (a)*                            1,490              43
King Pharmaceuticals, Inc. *                               2,980              51
Merck & Co., Inc.                                          2,090              84
Millennium Pharmaceuticals, Inc. (a)*                     36,000             354
PAREXEL International Corp. (a)*                           6,130             182
Pfizer, Inc.                                               9,240             240
Teva Pharmaceutical Industries Ltd. (a)                   13,200             437
Watson Pharmaceuticals, Inc. (a)*                         16,200             363
Wyeth (a)                                                 15,000             727
                                                                     -----------
                                                                           3,074
RETAILING 2.3%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                              820              27
Best Buy Co., Inc. (a)                                     8,900             404
Blockbuster, Inc., Class A (a)*                            3,300              13
Dillard's, Inc., Class A (a)                               2,440              73
Federated Department Stores, Inc. (a)                      9,000             316
J.C. Penney Co., Inc. (a)                                  7,860             495
Office Depot, Inc. (a)*                                   10,070             363
Payless Shoesource, Inc. (a)*                              6,990             181
Sears Holdings Corp. (a)*                                  2,924             401
Shoe Carnival, Inc. (a)*                                   2,410              53
The Cato Corp., Class A (a)                                2,240              54
The Gymboree Corp. (a)*                                    1,350              45
The Men's Wearhouse, Inc. (a)                              9,500             296
The Pantry, Inc. (a)*                                      1,000              49
The TJX Cos., Inc. (a)                                    19,200             468
Wetseal, Inc., Class A (a)*                                8,110              38
                                                                     -----------
                                                                           3,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
--------------------------------------------------------------------------------
Agere Systems, Inc. (a)*                                     580               8
Applied Materials, Inc. (a)                               32,920             518
Asyst Technologies, Inc. (a)*                              5,310              37
Broadcom Corp., Class A (a)*                              13,350             320
Cirrus Logic, Inc. (a)*                                    4,110              29
Cymer, Inc. (a)*                                           1,790              70
Fairchild Semiconductor International, Inc. (a)*           3,780              62
Intel Corp. (a)                                           26,000             468
Intersil Corp., Class A (a)                               15,000             353
LSI Logic Corp. (a)*                                       4,410              36
Mattson Technology, Inc. (a)*                              2,890              24
MEMC Electronic Materials, Inc. (a)*                      18,300             557
Microchip Technology, Inc. (a)                            14,100             455
MKS Instruments, Inc. (a)*                                 2,910              60
National Semiconductor Corp.                                 850              20
OmniVision Technologies, Inc. (a)*                           700              13
ON Semiconductor Corp. (a)*                                6,540              41
Texas Instruments, Inc.                                    1,500              45
Triquint Semiconductor, Inc. (a)*                          7,670              36
Zoran Corp. (a)*                                             450               7
                                                                     -----------
                                                                           3,159
SOFTWARE & SERVICES 1.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)*                                   7,500             214
Advent Software, Inc. (a)*                                   930              29
Aspen Technology, Inc. (a)*                                1,040              13
Autodesk, Inc. *                                             790              27
BMC Software, Inc. *                                       1,260              29
Ceridian Corp. *                                             140               3
CheckFree Corp. *                                            100               4
Citrix Systems, Inc. *                                       110               3
Computer Sciences Corp. *                                  1,600              84
Electronic Data Systems Corp. (a)                         20,190             483
Forrester Research, Inc. (a)*                              3,180              85
Global Payments, Inc. (a)                                  4,620             197
Google, Inc., Class A (a)*                                 1,626             629
Hyperion Solutions Corp. (a)*                                740              23
Intuit, Inc. *                                               950              29

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Lightbridge, Inc. (a)*                                     6,130              71
Magma Design Automation, Inc. (a)*                           320               2
McAfee, Inc. *                                               730              16
SonicWALL, Inc. (a)*                                       4,140              41
SPSS, Inc. (a)*                                              950              26
Sybase, Inc. (a)*                                            680              14
Sykes Enterprises, Inc. (a)*                              10,840             177
Synopsys, Inc. (a)*                                        4,850              87
The Reynolds & Reynolds Co., Class A                         250               9
Tyler Technologies, Inc. (a)*                                210               3
VeriFone Holdings, Inc. (a)*                               2,130              60
                                                                     -----------
                                                                           2,358
TECHNOLOGY HARDWARE & EQUIPMENT 3.6%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                    360              10
AVX Corp. (a)                                              3,520              53
Brocade Communications Systems, Inc. (a)*                  9,210              58
Carrier Access Corp. (a)*                                    880               7
Coherent, Inc. (a)*                                        6,620             212
CommScope, Inc. (a)*                                         380              12
Corning, Inc. (a)*                                        21,500             410
EMC Corp. (a)*                                            27,300             277
Emulex Corp. (a)*                                          1,270              19
Hewlett-Packard Co. (a)                                   26,840             856
Imation Corp. (a)                                          3,190             130
International Business Machines Corp. (a)                  8,340             646
Littelfuse, Inc. (a)*                                      1,620              55
Lucent Technologies, Inc. (a)*                           172,300             367
Motorola, Inc.                                             1,520              35
NCR Corp. *                                                  630              20
Park Electrochemical Corp.                                 1,250              31
Photon Dynamics, Inc. (a)*                                 1,970              21
Planar Systems, Inc. (a)*                                  5,280              56
Qualcomm, Inc. (a)                                         9,700             342
Rofin-Sinar Technologies, Inc. (a)*                          430              23
Solectron Corp. (a)*                                      88,940             269
Staktek Holdings, Inc. (a)*                               10,150              62
Sun Microsystems, Inc. (a)*                              113,400             493
Tech Data Corp. (a)*                                       3,870             144
TTM Technologies, Inc. (a)*                                1,590              17
Xerox Corp. (a)*                                          33,080             466
                                                                     -----------
                                                                           5,091
TELECOMMUNICATION SERVICES 1.1%
--------------------------------------------------------------------------------
AT&T Corp. (a)                                            21,700             651
Citizens Communications Co.                                1,030              13
Covad Communications Group, Inc. (a)*                      3,500               6
CT Communications, Inc. (a)                                  980              24
North Pittsburgh Systems, Inc. (a)                           570              15
Qwest Communications International, Inc. (a)*            106,700             852
Talk America Holdings, Inc. (a)*                           1,930              11
Verizon Communications, Inc.                                 550              19
                                                                     -----------
                                                                           1,591
TRANSPORTATION 1.1%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                             2,360              52
Con-way, Inc.                                              5,200             257
Continental Airlines, Inc., Class B (a)*                   2,420              64
CSX Corp. (a)                                             17,230           1,046
Hub Group, Inc., Class A (a)*                              1,840              42
Mesa Air Group, Inc. (a)*                                  2,880              24
United Parcel Service, Inc., Class B                       1,700             117
                                                                     -----------
                                                                           1,602
UTILITIES 0.9%
--------------------------------------------------------------------------------
Allete, Inc. (a)                                           5,680             264
American Electric Power Co., Inc.                         11,200             404
Edison International                                         890              37
FirstEnergy Corp.                                            600              34
The AES Corp. *                                              790              16
TXU Corp. (a)                                              8,800             565
                                                                     -----------
                                                                           1,320

FOREIGN COMMON STOCK 15.4% OF NET ASSETS

AUSTRALIA 0.2%
--------------------------------------------------------------------------------
BANKS 0.2%
Australia and New Zealand Banking Group Ltd.              16,300             315

FRANCE 1.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Compagnie Generale des Etablissements Michelin,
   Class B                                                 4,800             292

BANKS 0.2%
BNP Paribas                                                2,400             234

MEDIA 0.9%
Publicis Groupe S.A.                                      11,000             413
Vivendi Universal S.A.                                    12,600             428
Societe Television Francaise 1                            13,900             443
                                                                     -----------
                                                                           1,284
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Sanofi-Aventis                                             2,400             228
                                                                     -----------
                                                                           2,038
GERMANY 2.0%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.1%
DaimlerChrysler AG                                        16,800             866
Bayerische Motoren Werke (BMW) AG                         13,600             702
                                                                     -----------
                                                                           1,568
FOOD & STAPLES RETAILING 0.2%
Metro AG                                                   4,500             257

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Henkel KGaA                                                3,100             333

INSURANCE 0.5%
Hannover Rueckversicherung AG *                           18,600             656
                                                                     -----------
                                                                           2,814
HONG KONG 0.1%
--------------------------------------------------------------------------------
RETAILING 0.1%
Giordano International Ltd.                              330,000             175

IRELAND 0.4%
--------------------------------------------------------------------------------
BANKS 0.4%
Bank of Ireland                                           30,700             545

JAPAN 1.9%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Honda Motor Co., Ltd.                                      6,600             217

DIVERSIFIED FINANCIALS 0.3%
Daiwa Securities Group, Inc.                              39,000             436

HOUSEHOLD & PERSONAL PRODUCTS 0.4%
Kao Corp.                                                  8,000             208
Uni-Charm Corp.                                            6,800             376
                                                                     -----------
                                                                             584
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Takeda Pharmaceutical Co., Ltd.                            4,300             277

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Rohm Co., Ltd.                                             3,100             264

TELECOMMUNICATION SERVICES 0.6%
NTT DoCoMo, Inc.                                             620             900
                                                                     -----------
                                                                           2,678
MEXICO 0.1%
--------------------------------------------------------------------------------
MEDIA 0.1%
Grupo Televisa SA de CV, ADR (a)                           6,300             117

NETHERLANDS 0.6%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.4%
Koninklijke (Royal) Philips Electronics N.V.              15,000             494

MATERIALS 0.2%
Akzo Nobel N.V.                                            6,000             334
                                                                     -----------
                                                                             828
REPUBLIC OF KOREA 0.6%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.6%
SK Telecom Co., Ltd.                                       3,900             816

SINGAPORE 0.2%
--------------------------------------------------------------------------------
BANKS 0.2%
United Overseas Bank Ltd.                                 22,300             220

SPAIN 0.4%
--------------------------------------------------------------------------------
MEDIA 0.4%
Gestevision Telecinco S.A.                                22,500             548

SWITZERLAND 2.7%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES 0.4%
Adecco S.A.                                               10,200             594

CONSUMER DURABLES & APPAREL 0.2%
Swatch Group AG                                            1,900             338

DIVERSIFIED FINANCIALS 0.6%
Credit Suisse Group                                       10,300             578
UBS AG                                                     4,100             223
                                                                     -----------
                                                                             801
FOOD, BEVERAGE & TOBACCO 0.4%
Nestle S.A.                                                1,890             620

MATERIALS 0.7%
Syngenta AG *                                              3,300             474
Givaudan S.A. - Reg'd.                                       410             339
Lonza Group AG                                             3,700             251
                                                                     -----------
                                                                           1,064
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Novartis AG - Reg'd.                                      11,000             622
                                                                     -----------
                                                                           4,039
UNITED KINGDOM 4.8%
--------------------------------------------------------------------------------
BANKS 0.3%
Lloyds TSB Group plc                                      47,300             476

CAPITAL GOODS 0.2%
Enodis plc                                                59,000             240

CONSUMER SERVICES 0.3%
Compass Group plc                                         96,800             462

FOOD, BEVERAGE & TOBACCO 0.9%
Diageo plc                                                41,800             735
Cadbury Schweppes plc                                     52,200             510
                                                                     -----------
                                                                           1,245
INSURANCE 0.1%
Willis Group Holdings Ltd. (a)                             3,300             107

MEDIA 1.3%
British Sky Broadcasting Group plc                        96,000           1,005
Johnston Press plc                                        71,300             501
Trinity Mirror plc                                        35,800             301
                                                                     -----------
                                                                           1,807
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
GlaxoSmithKline plc                                       32,400             896

RETAILING 0.6%
Signet Group plc                                         416,400             785

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
TELECOMMUNICATION SERVICES 0.5%
Vodafone Group plc                                       340,900             740
                                                                     -----------
                                                                           6,758
PREFERRED STOCK 0.1% OF NET ASSETS

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Vodafone Group plc                                       389,600             109

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 6.1% OF NET ASSETS

U.S. Treasury Bond
   4.50%, 11/15/15 (a)                                       100              96
   5.50%, 08/15/28 (a)                                       600             627
   6.88%, 08/15/25 (a)                                       250             301
   8.13%, 08/15/19 (a)                                       100             128
   9.13%, 05/15/18 (a)                                       100             135
U.S. Treasury Inflation Protected Security
   2.00%, 01/15/26 (a)                                       306             286
   2.38%, 04/15/11 (a)                                       204             204
   3.63%, 01/15/08 (a)                                       376             382
U.S. Treasury Note
   3.63%, 01/15/10 (a)                                       100              96
   3.75%, 05/15/08 (a)                                       400             392
   3.88%, 09/15/10 (a)                                       900             866
   4.00%, 06/15/09 (a)                                     2,000           1,952
   4.00%, 02/15/15 (a)                                       500             467
   4.25%, 01/15/11 (b)                                       100              97
   4.50%, 11/15/10 (a)                                     1,000             985
   4.75%, 03/31/11 (a)                                       600             596
   4.88%, 04/30/11 (a)                                     1,100           1,098
                                                                     -----------
                                                                           8,708
FOREIGN GOVERNMENT SECURITIES 0.2% OF NET ASSETS

Panama Government International Bond
   6.70%, 01/26/36 (a)                                       326             311

CORPORATE BONDS 1.2% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Caesars Entertainment, Inc.
   9.38%, 02/15/07 (a)                                       200             203
El Paso Corp.
   7.80%, 08/01/31 (a)                                       100             100
Verizon Communications, Inc.
   5.55%, 02/15/16 (a)                                       100              95
                                                                     -----------
                                                                             398
VARIABLE-RATE OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
ConocoPhillips Australia Funding Co.
   5.61%, 10/09/06 (a)(c)                                    600             601
DaimlerChrysler NA Holding Corp.
   5.49%, 09/07/06 (a)(c)                                    400             400
HSBC Bank USA
   5.49%, 09/21/06 (a)(c)                                    250             251
                                                                     -----------
                                                                           1,252
MUNICIPAL BONDS 0.6% OF NET ASSETS

REVENUE BONDS 0.6%
--------------------------------------------------------------------------------
Golden State, California Securitization Corp.
   Revenue Bond, Series 2003-A-1
   6.25%, 06/01/33 (a)                                       250             273
Tobacco Settlement Financing Corp. of Rhode
   Island Revenue Bond, Series 2002A
   6.25%, 06/01/42 (a)                                       500             525
                                                                     -----------
                                                                             798
ASSET-BACKED OBLIGATIONS 0.6% OF NET ASSETS

Honda Auto Receivables Owner Trust, Series
   2006-1 Class A2
   5.10%, 09/18/08 (a)                                       400             399
Nissan Auto Receivables Owner Trust, Series
   2001-B Class A2
   5.18%, 08/15/08 (a)                                       400             400
                                                                     -----------
                                                                             799
MORTGAGE BACKED SECURITIES 16.4% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
VARIABLE-RATE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
Freddie Mac Structured Series T-61 Class 1A1
   5.54%, 08/01/06 (a)(c)                                    682             688

U.S. GOVERNMENT AGENCY MORTGAGES 15.9%
--------------------------------------------------------------------------------
Fannie Mae
   4.00%, 07/01/18 (a)                                       800             749
   4.00%, 11/01/18 (a)                                       852             797
   4.00%, 01/01/19 (a)                                        18              17

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
   4.00%, 04/01/19 (a)                                        18              17
   4.00%, 06/01/19 (a)                                       136             127
   4.00%, 06/01/19 (a)                                       141             132
   4.00%, 02/01/20 (a)                                       478             445
   4.00%, 03/01/20 (a)                                       168             157
   4.50%, 08/01/33 (a)                                       208             192
   4.50%, 05/01/35 (a)                                       455             421
   4.50%, 09/01/35 (a)                                       956             880
   4.50%, 10/01/35 (a)                                        98              90
   5.50%, 02/01/34 (a)                                       711             693
   5.50%, 04/01/34 (a)                                       315             307
   5.50%, 09/01/34 (a)                                     4,312           4,201
   5.50%, 11/01/34 (a)                                     2,487           2,422
   5.50%, 02/01/35 (a)                                     2,900           2,824
   5.50%, 04/01/35 (a)                                     1,787           1,737
   5.50%, 05/01/35 (a)                                       665             646
   5.50%, 06/01/35 (a)                                        94              92
   5.50%, 09/01/35 (a)                                       441             429
   5.50%, 04/01/36                                         1,000             971
   5.50%, 07/01/36                                         1,000             971
   6.00%, 04/01/16 (a)                                        27              28
   6.00%, 03/01/18 (a)                                        19              19
   6.25%, 09/01/06                                            19              20
Fannie Mae TBA
   4.50%, 12/01/99                                         1,000             919
   5.50%, 12/01/99                                            50              49
   6.00%, 12/01/99                                         1,000             994
Freddie Mac
   6.00%, 09/01/22 (a)                                       179             180
Freddie Mac ARM
   4.40%, 09/01/06                                           177             174
Ginnie Mae TBA
   6.00%, 12/01/99                                         1,000           1,000
                                                                     -----------
                                                                          22,700

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America Mortgage Securities Series
   2004-2 Class 5A1
   6.50%, 10/25/31 (a)                                        98              99
Residential Funding Mortgage Security I
   Series-S9 Class A1
   6.50%, 03/25/32 (a)                                        53              53
                                                                     -----------
                                                                             152
VARIABLE-RATE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.62%, 02/25/33 (a)(c)                                     69              68
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2005-4 Class 23A2
   5.41%, 05/25/35 (a)(c)                                    137             135
Fannie Mae Grantor Trust Series 2005-T3 Class A1A
   5.43%, 08/25/06 (a)(c)                                      6               7
Quest Trust, 144A Series 2004-X2 Class A1
   5.95%, 08/25/06 (a)(c)                                     28              28
Washington Mutual Series 2003-R1 Class A1
   5.66%, 08/25/06 (a)(c)                                    513             513
                                                                     -----------
                                                                             751

SHORT-TERM INVESTMENT 15.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 5.1%
--------------------------------------------------------------------------------
AB Spintab
   5.12%, 08/01/06                                           600             600
Abbey National NA LLC
   5.23%, 08/08/06                                         1,100           1,099
Barclays U. S. Funding Corp.
   5.14%, 09/05/06                                         1,100           1,094
Countrywide Bank
   5.38%, 10/18/06 (b)                                       400             400
DnB NOR Bank ASA
   5.08%, 08/02/06                                           900             900
ING (U. S.) Funding, L.L.C.
   5.23%, 08/03/06                                           700             700
Nordea North America, Inc.
   5.12%, 09/05/06                                         1,100           1,094
Societe Generale North America, Inc.
   4.99%, 08/22/06                                         1,000             997
Time Warner, Inc.
   5.24%, 09/18/06                                           300             298
                                                                     -----------
                                                                           7,182
U.S. GOVERNMENT SECURITIES 10.0%
--------------------------------------------------------------------------------
Fannie Mae Discount Notes
   5.14%, 08/01/06                                           600             600
U.S. Treasury Bill
   4.93%, 09/14/06                                           245             244
   4.92%, 09/14/06                                           130             129
   4.86%, 09/14/06                                           130             129
   4.91%, 09/14/06                                            45              45
   4.97%, 09/14/06                                            20              20
   4.84%, 09/14/06                                           170             169
   4.83%, 08/24/06 (a)                                    13,000          12,961
                                                                     -----------
                                                                          14,297

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
OTHER INVESTMENT COMPANIES 7.3% OF NET ASSETS

SSgA Money Market Fund                                 1,713,238           1,713
SSgA Prime Money Market Fund                           3,526,824           3,527

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
State Street Institutional Liquid Reserves             2,383,463           2,383
iShares Lehman Aggregate Bond Fund (a)                     9,000             886
iShares Russell 1000 Value Index Fund                     24,000           1,793
                                                                     -----------
                                                                          10,302

                                                       NUMBER OF        VALUE
SECURITY                                               CONTRACTS     ($ X 1,000)
OPTIONS 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Futures, Strike Price 4.50,
   Expires 01/22/07                                    2,000,000               1
3 Month LIBOR Futures, Strike Price 4.50,
   Expires 10/04/06                                    2,100,000              --
3 Month LIBOR Futures, Strike Price 4.50,
   Expires 10/18/06                                    2,100,000              --
3 Month LIBOR Futures, Strike Price 4.75,
   Expires 08/08/06                                      500,000              --
3 Month LIBOR Futures, Strike Price 5.00,
   Expires 03/08/07                                    2,100,000               4
3 Month LIBOR Futures, Strike Price 5.25,
   Expires 06/07/07                                    2,000,000              10
3 Month LIBOR Futures, Strike Price 5.37,
   Expires 07/02/07                                    1,600,000              10
3 Month LIBOR Futures, Strike Price 5.50,
   Expires 06/30/07                                    2,000,000              15
                                                                     -----------
                                                                              40
PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
90 Day Euro Dollar Futures, Strike Price 91.75,
   Expires 12/18/06                                           50               1
90 Day Euro Dollar Futures, Strike Price 92.00,
   Expires 03/19/07                                           50              --
90 Day Euro Dollar Futures, Strike Price 92.50,
   Expires 09/18/06                                           48              --
90 Day Euro Dollar Futures, Strike Price 92.50,
   Expires 12/18/06                                            3              --
90 Day Euro Dollar Futures, Strike Price 92.75,
   Expires 12/18/06                                            4              --
                                                                     -----------
                                                                               1

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $145,832, and the unrealized appreciation and depreciation were $6,645 and ($5,062), respectively, with a net appreciation of $1,583.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery security and options written.
(b) Variable-rate security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,690 or 1.9% of net assets.
ADR - American Depositary Receipt

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SHORT SALES (7.6)% OF NET ASSETS

OTHER INVESTMENT COMPANIES (4.7)%
iShares MSCI EAFE Index Fund                            (83,000)         (5,472)
iShares MSCI Emerging Markets Index Fund                (12,000)         (1,153)
                                                                     -----------
                                                                         (6,625)

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT AGENCY SECURITIES (2.9)%
U.S. Treasury Note
   4.38%, 05/15/07                                         (500)           (497)
U.S. Treasury Note
   3.63%, 05/15/13                                         (700)           (648)
U.S. Treasury Note
   4.75%, 05/15/14                                         (900)           (888)
U.S. Treasury Note
   4.13%, 05/15/15                                       (1,800)         (1,694)
U.S. Treasury Note
   6.00%, 08/15/09                                         (400)           (412)
                                                                     -----------
                                                                         (4,139)

                                                       NUMBER OF        VALUE
SECURITY                                               CONTRACTS     ($ X 1,000)
OPTIONS WRITTEN 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Futures, Strike Price 4.54,
   Expires 10/04/06                                    (900,000)             --
3 Month LIBOR Futures, Strike Price 4.56,
   Expires 01/22/07                                    (900,000)             --
3 Month LIBOR Futures, Strike Price 4.56,
   Expires 10/18/06                                    (900,000)             --
3 Month LIBOR Futures, Strike Price 4.78,
   Expires 08/08/06                                    (200,000)             --
3 Month LIBOR Futures, Strike Price 5.04,
   Expires 03/08/07                                    (900,000)             (3)
3 Month LIBOR Futures, Strike Price 5.34,
   Expires 06/07/07                                  (1,000,000)            (11)
3 Month LIBOR Futures, Strike Price 5.50,
   Expires 07/02/07                                    (500,000)             (9)

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                               NUMBER OF        VALUE
                                                       CONTRACTS     ($ X 1,000)
3 Month LIBOR Futures, Strike Price 5.60,
   Expires 06/30/07                                    (900,000)            (15)
                                                                     -----------
                                                                            (38)

END OF SHORT SALES AND OPTIONS WRITTEN.

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT    GAINS/(LOSSES)
                                                       (FOREIGN)      (USD)
SWAP AGREEMENTS

CREDIT DEFAULT SWAPS (0.1)%

U.S. DOLLARS (0.1)%
Allstate Corp. Rate 0.26%, expires 12/20/08,
   Morgan Stanley                                        100,000             --
Autozone, Inc. Rate 0.35%, expires 12/20/08,
   UBS AG                                                200,000             (1)
Eaton Corp. Rate 0.28%, expires 12/20/08,
   Citibank N.A.                                         100,000             (1)
Eli Lilly & Co. Rate 0.16%, expires 12/20/08,
   Barclays Bank PLC                                     100,000             --
Emerson Electric Co. Rate 0.21%, expires
   12/20/08, Morgan Stanley                              100,000             --
Fedex Corp. Rate 0.29%, expires 12/20/08,
   Citibank N.A.                                         100,000             (1)
GMAC Rate 1.90%, expires 09/20/06, Lehman
   Brothers, Inc.                                        500,000             (1)
GMAC Rate 2.00%, expires 12/20/06, Lehman
   Brothers, Inc.                                        200,000              1
Home Depot, Inc. Rate 0.12% expires 12/20/08,
   Lehman Brothers, Inc.                                 100,000             --
Ingersoll-Rand Co. Ltd. Rate 0.32%, expires
   12/20/08, Merrill Lynch                               100,000             (1)
Johnson & Johnson, Inc. Rate 0.11%, expires
   12/20/08, Lehman Brothers, Inc.                       100,000             --
Masco Corp. Rate 0.30%, expires 12/20/08, Lehman
   Brothers, Inc.                                        100,000             --
People's Republic of China Rate 0.40%, expires
   06/20/09, Lehman Brothers, Inc.                       200,000             (1)
Radioshack Corp. Rate 0.35%, expires 12/20/08,
   Lehman Brothers, Inc.                                 100,000              1
Republic Of Hungary Rate 0.535%, expires
   05/20/16,                                             300,000              2
Republic Of Hungary Rate 0.54%, expires
   05/20/16,                                             100,000           (100)
Republic Of Hungary Rate 0.545%, expires
   05/20/16,                                             200,000              1
Turkey Rate 2.70%, expires 09/20/10, Morgan
   Stanley                                               100,000             (3)
Wal-Mart Stores, Inc. Rate 0.14%, expires
   12/20/08, Citibank N.A.                               200,000             (1)
Whirpool Corp. Rate 0.29%, expires 12/20/08,
   Lehman Brothers, Inc.                                 100,000             --
                                                                  --------------
                                                                           (105)
INTEREST RATE SWAPS 0.0%

BRITISH POUNDS 0.0%
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 6 month LIBOR,
   expires 09/15/10, Barclays Bank plc                   700,000            (12)

JAPANESE YEN 0.0%
Receive variable rate payments of 6 month LIBOR,
   Pay fixed rate payments of 2.00%, expires
   12/15/15, Barclays Bank plc                        10,000,000             --
Receive variable rate payments of 6 month LIBOR,
   Pay fixed rate payments of 2.00%, expires
   12/15/15, Merrill Lynch                            20,000,000             --
                                                                  --------------
                                                                              1
U.S. DOLLARS 0.0%
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 3 month LIBOR,
   expires 12/15/24, USB AG                              200,000             13
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/20/11, Barclays Bank plc                 2,100,000              2
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/20/11, Merrill Lynch                     3,300,000             32
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/20/11, Morgan Stanley                    1,000,000             --
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/20/16, Lehman Brothers                   1,200,000              1

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NOTIONAL         UNREALIZED
                                                    AMOUNT        GAINS/(LOSSES)
                                                   (FOREIGN)          (USD)
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 3 month LIBOR,
   expires 12/20/36, Morgan Stanley                  700,000                  7
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/20/36, Royal Bank Scotland             100,000                  1
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 5.00%, expires
   12/20/16, Goldman Sachs                         1,500,000                 (1)
                                                                  --------------
                                                                             55
                                                                  --------------
                                                                             44

In addition to the above, the fund held the following at 7/31/06. All numbers x 1000 except number of futures contracts.

                                                                      UNREALIZED
                                         NUMBER OF      CONTRACT        GAINS/
                                         CONTRACTS        VALUE        LOSSES
FUTURES CONTRACTS
--------------------------------------------------------------------------------
10 Years, Short U.S. Treasury Note,
expires 09/20/06                                19         2,015            (23)
5 Years, Long U.S. Treasury Note,
expires 09/29/06                                40         4,169              6
90 Day Eurodollar, Long expires
12/18/06                                         8         1,891             (1)
90 Day Eurodollar, Long expires
12/15/08                                        23         5,448            (17)
90 Day Eurodollar, Long expires
03/19/07                                        81        19,165              3
90 Day Eurodollar, Long expires
12/17/07                                         1           237             --
90 Day Eurodollar, Long expires
06/18/07                                         8         1,895              1
90 Day Eurodollar, Long expires
03/17/08                                        19         4,505              7
U.S. Treasury Bonds, Long expires
09/20/06                                         6           650             10
UK Treasury Bonds, Long expires
09/27/06                                         1           110             --
                                                                      ----------
                                                                            (14)

                             AMOUNT                     AMOUNT
                               OF                         OF
                            CURRENCY                    CURRENCY     UNREALIZED
              CURRENCY       TO BE       CURRENCY        TO BE         GAINS/
EXPIRATION     TO BE        RECEIVED       TO BE       DELIVERED       LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
08/07/2006         BRL             25          USD             25            --
10/06/2006         BRL             24          USD             24            --
08/07/2006         USD             25          BRL             25            --
08/17/2006         CLP             32          USD             32            --
09/29/2006         CLP              3          USD              3            --
08/31/2006         EUR            513          USD            510             3
08/31/2006         USD            249          EUR            252            (3)
09/20/2006         INR             29          USD             30            (1)
08/15/2006         JPY           1603          USD          1,657           (54)
08/15/2006         USD            490          JPY            464            26
08/31/2006         MXN             16          USD             17            (1)
09/20/2006         MXN              9          USD              9            --
08/07/2006         RUB              9          USD              9            --
09/22/2006         RUB             10          USD             10            --
09/29/2006         RUB              3          USD              3            --
12/13/2006         RUB              7          USD              7            --
08/07/2006         USD             10          RUB             10            --
08/24/2006         TWD              9          USD              9            --
09/21/2006         TWD              9          USD              9            --
09/13/2006         PEN             20          USD             19             1
09/13/2006         USD             19          PEN             20            (1)
09/29/2006         PLN             11          USD             11            --
11/24/2006         PLN             11          USD             11            --
09/07/2006         USD             32          GBP             32            --
09/07/2006         GBP             17          USD             17            --
08/24/2006         SGD             11          USD             11            --
09/21/2006         SGD             10          USD             10            --
09/26/2006         SGD             19          USD             18             1
09/05/2006         SKK             11          USD             11            --
09/29/2006         SKK             20          USD             19             1
09/29/2006         USD             19          SKK             19            --
09/05/2006         USD             11          SKK             11            --
08/24/2006         KRW             11          USD             11            --
09/21/2006         KRW             11          USD             11            --
09/26/2006         KRW             37          USD             37            --
08/03/2006         CHF             54          USD             54            --
08/04/2006         CHF            214          USD            214            --
08/03/2006         USD             55          CHF             55            --
05/09/2007         CNY            386          USD            390            (4)
                                                                     -----------
                                                                            (32)
                                                                     -----------

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.2%  OTHER INVESTMENT COMPANIES                         33,128         33,126
  2.7%  SHORT-TERM INVESTMENTS                                920            920
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                  34,048         34,046
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                     35
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  34,081

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 97.2% OF NET ASSETS

EQUITY FUNDS 19.9%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                              82,251          1,588
Schwab Dividend Equity Fund, Select Shares (a)            374,967          5,194
                                                                     -----------
                                                                           6,782
FIXED-INCOME FUNDS 72.6%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       1,697,620         16,416
Schwab YieldPlus Fund, Select Shares (a)                  863,541          8,342
                                                                     -----------
                                                                          24,758
MONEY FUNDS 4.7%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           1,586,367          1,586

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 2.7% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                               920            920

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $34,048, and the unrealized appreciation and depreciation were $393, and ($395), respectively, with a net unrealized depreciation of ($2).

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 95.4%  OTHER INVESTMENT COMPANIES                         23,700         24,260
  4.1%  SHORT-TERM INVESTMENT                               1,027          1,027
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                  24,727         25,287
  0.5%  OTHER ASSETS AND LIABILITIES, NET                                    135
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  25,422

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 95.4% OF NET ASSETS

EQUITY FUNDS 79.9%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             163,674          3,161
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)           96,537          1,963
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                                79,005          1,417
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  241,053          2,102
Schwab Core Equity Fund (a)                               401,859          6,803
Schwab Dividend Equity Fund, Select Shares (a)            164,579          2,279
Schwab Small-Cap Equity Fund, Select Shares (a)           157,926          2,595
                                                                     -----------
                                                                          20,320
FIXED-INCOME FUNDS 14.5%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                         356,231          3,445
Schwab YieldPlus Fund, Select Shares (a)                   25,670            248
                                                                     -----------
                                                                           3,693
MONEY FUNDS 1.0%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             246,951            247

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 4.1% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                               735            735
Bank of America, London
   Time Deposit 4.71%, 08/01/06                               292            292
                                                                     -----------
                                                                            1027

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $24,727, and the unrealized appreciation and depreciation were $653 and (93), respectively, with a net unrealized appreciation of $560.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 95.1%  OTHER INVESTMENT COMPANIES                         40,044         41,283
  4.1%  SHORT-TERM INVESTMENT                               1,794          1,794
--------------------------------------------------------------------------------
 99.2%  TOTAL INVESTMENTS                                  41,838         43,077
  0.8%  OTHER ASSETS AND LIABILITIES, NET                                    360
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  43,437

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 95.1% OF NET ASSETS

EQUITY FUNDS 73.0%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             257,803          4,978
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          144,474          2,937
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               112,236          2,014
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  363,855          3,173
Schwab Core Equity Fund (a)                               657,986         11,140
Schwab Dividend Equity Fund, Select Shares (a)            248,676          3,444
Schwab Small-Cap Equity Fund, Select Shares (a)           244,436          4,016
                                                                     -----------
                                                                          31,702
FIXED-INCOME FUNDS 21.1%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                         904,063          8,742
Schwab YieldPlus Fund, Select Shares (a)                   43,518            420
                                                                     -----------
                                                                           9,162
MONEY FUNDS 1.0%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             418,605            419

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 4.1% OF NET ASSETS

Wachovia Bank, Grand Cayman
   Time Deposit 4.71%, 08/01/06                             1,235          1,235
JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                               559            559
                                                                     -----------
                                                                           1,794

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $41,838, and the unrealized gains and losses were $1,431 and ($192), respectively, with a net unrealized appreciation of $1,239.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 96.2%  OTHER INVESTMENT COMPANIES                         62,771         64,859
  3.3%  SHORT-TERM INVESTMENT                               2,229          2,229
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                  65,000         67,088
  0.5%  OTHER ASSETS AND LIABILITIES, NET                                    306
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  67,394

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.2% OF NET ASSETS

EQUITY FUNDS 67.4%
--------------------------------------------------------------------------------
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  567,167          4,945
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               140,488          2,520
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          260,345          5,293
Laudus International MarketMasters Fund, Select
   Shares (a)                                             337,067          6,509
Schwab Dividend Equity Fund, Select Shares (a)            387,650          5,369
Schwab Small-Cap Equity Fund, Select Shares (a)           318,071          5,226
Schwab Core Equity Fund (a)                               918,077         15,543
                                                                     -----------
                                                                          45,405
FIXED-INCOME FUNDS 27.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       1,877,240         18,153
Schwab YieldPlus Fund, Select Shares (a)                   67,455            652
                                                                     -----------
                                                                          18,805
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             648,757            649

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 3.3% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                             1,950          1,950
Bank of America, London
   Time Deposit 4.71%, 08/01/06                               279            279
                                                                     -----------
                                                                           2,229

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $65,000, and the unrealized appreciation and depreciation were $2,537 and ($449), respectively, with a net unrealized appreciation of $2,088.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 96.3%  OTHER INVESTMENT COMPANIES                         47,138         48,876
  3.4%  SHORT-TERM INVESTMENT                               1,774          1,774
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                  48,912         50,650
  0.3%  OTHER ASSETS AND LIABILITIES, NET                                    127
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  50,777

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.3% OF NET ASSETS

EQUITY FUNDS 60.7%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             265,680          5,130
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          155,034          3,152
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               103,637          1,859
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  358,331          3,125
Schwab Core Equity Fund (a)                               642,476         10,877
Schwab Dividend Equity Fund, Select Shares (a)            242,924          3,365
Schwab Small-Cap Equity Fund, Select Shares (a)           200,207          3,289
                                                                     -----------
                                                                          30,797
FIXED-INCOME FUNDS 34.7%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       1,775,343         17,167
Schwab YieldPlus Fund, Select Shares (a)                   47,285            457
                                                                     -----------
                                                                          17,624
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             454,679            455

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 3.4% OF NET ASSETS

Wachovia Bank, Grand Cayman
   Time Deposit 4.71%, 08/01/06                             1,500          1,500
JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                               274            274
                                                                     -----------
                                                                           1,774

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $48,927, and the unrealized appreciation and depreciation were $2,214 and ($491), respectively, with a net unrealized appreciation of $1,723.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.0%  COMMON STOCK                                       62,875        65,590
  2.0%  SHORT-TERM INVESTMENT                               1,354         1,354
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                  64,229        66,944
  4.1%  COLLATERAL INVESTED FOR SECURITIES ON LOAN          2,747         2,747
(4.1)%  OTHER ASSETS AND LIABILITIES, NET                                (2,756)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 66,935

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 98.0% OF NET ASSETS

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19.2%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                       24,100            779
Applied Materials, Inc.                                   143,300          2,256
Cymer, Inc. *                                              20,100            786
Fairchild Semiconductor International, Inc. *              39,100            640
LSI Logic Corp. *                                          91,200            748
MKS Instruments, Inc. *                                    22,500            465
National Semiconductor Corp.                              105,600          2,456
Novellus Systems, Inc. *                                   13,500            342
ON Semiconductor Corp. *                                  129,800            816
Texas Instruments, Inc.                                   117,200          3,490
Veeco Instruments, Inc. *                                   2,000             45
                                                                     -----------
                                                                          12,823
SOFTWARE & SERVICES 40.1%
--------------------------------------------------------------------------------
Actuate Corp. *                                           160,000            648
Amdocs Ltd. *                                              32,300          1,172
Autodesk, Inc. *                                           31,600          1,078
BEA Systems, Inc. (a)*                                     53,300            626
BMC Software, Inc. *                                       76,900          1,801
Cadence Design Systems, Inc. *                            110,400          1,787
Ceridian Corp. *                                           61,900          1,486
CheckFree Corp. *                                          33,100          1,473
Computer Sciences Corp. *                                  60,400          3,164
Convergys Corp. *                                          14,000            267
Electronic Data Systems Corp.                             121,900          2,914
Forrester Research, Inc. *                                 10,200            272
Global Payments, Inc.                                      60,700          2,582
Hyperion Solutions Corp. *                                 27,900            869
Indus International, Inc. *                                30,000             71
Intuit, Inc. *                                             32,400          1,000
Lightbridge, Inc. *                                        80,300            928
McAfee, Inc. *                                             32,900            709
Red Hat, Inc. *                                             9,500            225
SonicWALL, Inc. *                                          61,200            612
Sybase, Inc. *                                             48,900          1,029
Sykes Enterprises, Inc. *                                  19,000            310
Synopsys, Inc. *                                           71,600          1,282
VeriFone Holdings, Inc. (a)*                               19,000            537
                                                                     -----------
                                                                          26,842
TECHNOLOGY HARDWARE & EQUIPMENT 38.7%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               28,400            808
Anaren, Inc. *                                              7,000            125
AVX Corp. (a)                                             130,300          1,973
Brocade Communications Systems, Inc. *                    143,000            895
Cisco Systems, Inc. *                                      94,000          1,678
Coherent, Inc. *                                           31,500          1,010
Harris Corp.                                               21,200            966
Hewlett-Packard Co.                                       137,900          4,400
Imation Corp.                                              49,500          2,016
International Business Machines Corp.                      42,000          3,251
Lexmark International, Inc., Class A *                     20,400          1,103
Littelfuse, Inc. *                                          8,500            287
Molex, Inc.                                                30,000            952
Motorola, Inc.                                            120,000          2,731
NCR Corp. *                                                51,200          1,645
Planar Systems, Inc. *                                     40,000            422
Rofin-Sinar Technologies, Inc. *                           14,600            786
Staktek Holdings, Inc. *                                   32,100            198
Tech Data Corp. *                                          10,000            372
TTM Technologies, Inc. *                                    5,000             55
Vishay Intertechnology, Inc. *                             18,000            252
                                                                     -----------
                                                                          25,925

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 2.0% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                             1,354          1,354

END OF INVESTMENTS.

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.1% OF NET ASSETS

Securities Lending Investment Fund, a series of the
   Brown Brothers Investment Trust                      2,746,507          2,747

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $64,250, and the unrealized appreciation and depreciation were $6,027 and ($3,333), respectively, with a net unrealized appreciation of $2,694.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.5%  COMMON STOCK                                      530,951       553,067
   --%  RIGHTS                                                 --            --
  1.2%  SHORT-TERM INVESTMENT                               6,553         6,553
   --%  U.S. TREASURY OBLIGATION                              214           214
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                 537,718       559,834
  2.6%  COLLATERAL INVESTED FOR SECURITIES ON LOAN         14,621        14,621
(2.3)%  OTHER ASSETS AND LIABILITIES, NET                               (13,028)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                561,427

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 98.5% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 47.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                               520,300         16,384
AmerisourceBergen Corp.                                   553,800         23,813
Baxter International, Inc.                                351,400         14,759
Becton Dickinson & Co. (a)                                416,600         27,462
Caremark Rx, Inc.                                          50,000          2,640
Cerner Corp. (b)*                                         208,000          8,420
CIGNA Corp. (a)                                           180,000         16,425
Dade Behring Holdings, Inc.                               240,000          9,775
Dentsply International, Inc. (b)                          275,400          8,620
Edwards Lifesciences Corp. *                               50,000          2,212
Emdeon Corp. *                                              5,000             60
Express Scripts, Inc. *                                   157,000         12,094
Haemonetics Corp. *                                       190,000          8,335
Health Net, Inc. (a)*                                     394,800         16,570
Hospira, Inc. *                                            30,000          1,311
Humana, Inc. *                                             32,500          1,818
IMS Health, Inc.                                          515,800         14,154
Kinetic Concepts, Inc. *                                   58,800          2,620
Laboratory Corp. of America Holdings *                     43,200          2,783
Lincare Holdings, Inc. *                                  125,000          4,351
Magellan Health Services, Inc. *                           35,000          1,682
McKesson Corp.                                            498,200         25,104
PDI, Inc. *                                                 5,000             76
Quest Diagnostics, Inc.                                    46,000          2,766
Sierra Health Services, Inc. *                            630,500         27,225
The TriZetto Group, Inc. (a)*                              42,800            580
WellPoint, Inc. *                                         190,000         14,155
Zoll Medical Corp. *                                       35,000          1,231
                                                                     -----------
                                                                         267,425
PHARMACEUTICALS & BIOTECHNOLOGY 50.9%
--------------------------------------------------------------------------------
Accelrys, Inc. *                                          140,000            875
Allergan, Inc. (b)                                         89,000          9,599
Alpharma, Inc., Class A                                   719,300         16,242
Applied Biosystems Group - Applera Corp.                  953,800         30,665
Barr Pharmaceuticals, Inc. *                              269,600         13,415
Biogen Idec, Inc. (a)*                                    450,800         18,988
Bristol-Myers Squibb Co.                                  200,000          4,794
Bruker BioSciences Corp. *                                110,000            642
Enzon Pharmaceuticals, Inc. (b)*                           80,000            641
Forest Laboratories, Inc. *                               125,000          5,789
Gilead Sciences, Inc. *                                   391,600         24,076
Johnson & Johnson (a)                                     380,700         23,813
Kendle International, Inc. *                               99,000          2,878
King Pharmaceuticals, Inc. *                            1,474,200         25,091
Merck & Co., Inc. (a)                                     741,100         29,844
Millennium Pharmaceuticals, Inc. *                        215,000          2,111
PAREXEL International Corp. *                             101,700          3,017
PerkinElmer, Inc.                                         680,000         12,260
Pfizer, Inc.                                            1,006,600         26,161
Regeneron Pharmaceuticals, Inc. *                          20,000            273
Schering-Plough Corp.                                     340,000          6,950
Sciele Pharma, Inc. (b)*                                  120,000          2,453
Waters Corp. *                                             73,700          2,998
Watson Pharmaceuticals, Inc. *                            628,400         14,070
Wyeth                                                     165,000          7,997
                                                                     -----------
                                                                         285,642
RIGHTS 0.0% OF NET ASSETS

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                     458             --

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit 4.71%, 08/01/06                             6,553          6,553

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
   4.92%, 09/14/06                                             80             80
   4.97%, 09/14/06                                            135            134
                                                                     -----------
                                                                             214

END OF INVESTMENTS.

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.6% OF NET ASSETS

Securities Lending Investment Fund, a series of the
   Brown Brothers Investment Trust                     14,620,588         14,621

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $538,249, and the unrealized appreciation and depreciation were $47,234 and ($25,649), respectively, with a net unrealized appreciation of $21,585.

In addition to the above, the fund held the following at July 31, 2006. All numbers are x1,000 except number of futures contracts.

                                             NUMBER OF     CONTRACT   UNREALIZED
                                             CONTRACTS      VALUE       GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini, Long, expires
   09/15/06                                         60        3,845          110

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.3%  COMMON STOCK                                       71,065         77,204
  2.0%  SHORT-TERM INVESTMENT                               1,562          1,562
  0.1%  U.S. GOVERNMENT SECURITY                               55             55
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                  72,682         78,821
  0.6%  OTHER ASSETS AND LIABILITIES, NET                                    496
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  79,317

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 97.3% OF NET ASSETS

BANKS 25.9%
--------------------------------------------------------------------------------
1st Source Corp.                                            7,300            237
BancorpSouth, Inc.                                         40,000          1,094
Bank of Hawaii Corp. (a)                                   58,200          2,883
Comerica, Inc.                                             38,000          2,225
Commerce Bancshares, Inc.                                  43,260          2,201
KeyCorp                                                    93,900          3,465
PNC Financial Services Group, Inc.                         48,700          3,450
Radian Group, Inc.                                         61,100          3,760
Whitney Holding Corp.                                      34,700          1,252
                                                                     -----------
                                                                          20,567
DIVERSIFIED FINANCIALS 41.0%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                          2,000            108
American Express Co.                                       49,400          2,572
AmeriCredit Corp. *                                        84,700          2,083
Ameriprise Financial, Inc.                                  4,940            220
Bank of America Corp.                                      61,900          3,190
Capital One Financial Corp.                                10,000            773
Citigroup, Inc.                                            46,200          2,232
Franklin Resources, Inc.                                   42,900          3,923
Investment Technology Group, Inc. *                        33,500          1,687
JPMorgan Chase & Co.                                       84,900          3,873
Mellon Financial Corp.                                     76,000          2,660
Merrill Lynch & Co., Inc.                                  39,100          2,847
Northern Trust Corp.                                       68,100          3,889
State Street Corp.                                         40,900          2,456
                                                                     -----------
                                                                          32,513
INSURANCE 29.6%
--------------------------------------------------------------------------------
AFLAC, Inc.                                                13,600            600
American Financial Group, Inc.                             14,500            611
American Physicians Capital, Inc. *                         5,500            255
AON Corp.                                                  14,400            493
Assurant, Inc.                                             17,100            824
CNA Financial Corp. *                                       9,400            319
Genworth Financial, Inc., Class A                          10,100            346
HCC Insurance Holdings, Inc.                                9,100            278
Loews Corp.                                                83,700          3,102
MetLife, Inc. (a)                                          68,400          3,557
Nationwide Financial Services, Inc., Class A               41,000          1,848
Principal Financial Group, Inc.                            67,000          3,618
Prudential Financial, Inc. (a)                             37,400          2,941
Safeco Corp.                                               10,600            569
StanCorp Financial Group, Inc.                              3,800            164
The Allstate Corp.                                          2,100            119
The Chubb Corp.                                            47,400          2,390
The Hartford Financial Services Group, Inc.                 8,700            738
W. R. Berkley Corp.                                        19,125            689
                                                                     -----------
                                                                          23,461
REAL ESTATE 0.8%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                    28,200            663

SECURITY                                              FACE AMOUNT       VALUE
     RATE, MATURITY DATE                              ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 2.0% OF NET ASSETS

Wachovia Bank, Grand Cayman
   Time Deposit 4.71%, 08/01/06                             1,562          1,562

U.S. GOVERNMENT SECURITY 0.1% OF NET ASSETS

U.S. Treasury Bill
   4.91%, 09/14/06                                             55             55

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $72,688, and the unrealized appreciation and depreciation were $6,617 and ($484), respectively, with a net unrealized appreciation of $6,133.

In addition to the above, the fund held the following at 07/31/2006. All numbers are x 1,000 except number of futures contracts.

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                             NUMBER OF     CONTRACT   UNREALIZED
                                             CONTRACTS      VALUE       GAINS
FUTURES CONTRACT

S & P Mini 500 Index Future, Long
   expires 09/15/06                                 15          961           13

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB LARGE CAP GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                      95,012          97,595
  0.5%  SHORT-TERM INVESTMENT                                446             446
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                 95,458          98,041
  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     313
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  98,354

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.2% OF NET ASSETS

BANKS 1.0%
--------------------------------------------------------------------------------
Comerica, Inc.                                             3,700             217
U.S. Bancorp                                              24,600             787
                                                                     -----------
                                                                           1,004
CAPITAL GOODS 15.2%
--------------------------------------------------------------------------------
Emerson Electric Co.                                       7,300             576
General Dynamics Corp.                                    41,400           2,775
Lockheed Martin Corp.                                     60,700           4,837
Precision Castparts Corp.                                 14,000             835
Raytheon Co.                                               7,500             338
Rockwell Collins, Inc.                                     1,000              53
The Boeing Co.                                            69,200           5,357
Thomas & Betts Corp. *                                     4,300             204
                                                                     -----------
                                                                          14,975
COMMERCIAL SERVICES & SUPPLIES 2.7%
--------------------------------------------------------------------------------
Corporate Executive Board Co.                             10,400             978
Equifax, Inc.                                             21,500             694
Monster Worldwide, Inc. *                                 24,000             960
                                                                     -----------
                                                                           2,632
CONSUMER DURABLES & APPAREL 2.1%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                   79,300           2,090

CONSUMER SERVICES 1.3%
--------------------------------------------------------------------------------
International Game Technology                             31,500           1,218

DIVERSIFIED FINANCIALS 4.4%
--------------------------------------------------------------------------------
American Express Co.                                      14,000             729
Capital One Financial Corp.                                8,500             657
Franklin Resources, Inc.                                   9,600             878
Moody's Corp.                                             22,500           1,235
Northern Trust Corp.                                      15,000             856
                                                                     -----------
                                                                           4,355
ENERGY 3.1%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         45,300           3,069

FOOD, BEVERAGE & TOBACCO 6.5%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                21,600             951
Campbell Soup Co.                                         73,700           2,703
General Mills, Inc.                                       22,100           1,147
The Coca-Cola Co.                                         35,800           1,593
                                                                     -----------
                                                                           6,394
HEALTH CARE EQUIPMENT & SERVICES 11.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                               19,900             627
AmerisourceBergen Corp.                                   45,300           1,948
Baxter International, Inc.                                 4,000             168
Becton Dickinson & Co.                                    60,800           4,008
Express Scripts, Inc. *                                    9,000             693
IMS Health, Inc.                                          52,800           1,449
Laboratory Corp. of America Holdings *                     6,300             406
McKesson Corp.                                            12,200             615
WellPoint, Inc. *                                         15,700           1,169
                                                                     -----------
                                                                          11,083
INSURANCE 4.0%
--------------------------------------------------------------------------------
AFLAC, Inc.                                               18,500             817
First American Corp.                                      10,000             370
HCC Insurance Holdings, Inc.                              20,200             616
Protective Life Corp.                                      8,000             370
Safeco Corp.                                               2,000             107
W. R. Berkley Corp.                                       45,300           1,631
                                                                     -----------
                                                                           3,911
MATERIALS 4.1%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                    30,600             510
Freeport-McMoran Copper & Gold, Inc., Class B             20,100           1,097
Nucor Corp.                                               24,400           1,297
Rohm & Haas Co.                                           25,000           1,153
                                                                     -----------
                                                                           4,057
MEDIA 0.4%
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                     7,500             422

PHARMACEUTICALS & BIOTECHNOLOGY 10.1%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp.                 115,500           3,713
Biogen Idec, Inc. *                                       10,000             421
Gilead Sciences, Inc. *                                   39,500           2,429
King Pharmaceuticals, Inc. *                              35,600             606
Merck & Co., Inc.                                         34,500           1,389
Pfizer, Inc.                                              53,100           1,380
                                                                     -----------
                                                                           9,938
RETAILING 3.7%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                           57,000           1,873
J.C. Penney Co., Inc.                                     18,900           1,190
Nordstrom, Inc.                                            4,000             137
Office Depot, Inc. *                                      10,500             379
                                                                     -----------
                                                                           3,579
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.4%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                       5,600             181

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Applied Materials, Inc.                                  112,700           1,774
Broadcom Corp., Class A *                                 27,750             666
Lam Research Corp. *                                      18,000             748
National Semiconductor Corp.                              36,000             837
Texas Instruments, Inc.                                   68,500           2,040
                                                                     -----------
                                                                           6,246
SOFTWARE & SERVICES 12.1%
--------------------------------------------------------------------------------
Amdocs Ltd. *                                             35,100           1,274
Autodesk, Inc. *                                          22,000             750
BEA Systems, Inc. *                                       25,500             299
BMC Software, Inc. *                                      64,000           1,499
Cadence Design Systems, Inc. *                            41,000             664
Global Payments, Inc.                                     57,200           2,433
Google, Inc., Class A *                                    1,100             425
Intuit, Inc. *                                           115,000           3,550
McAfee, Inc. *                                            26,000             560
Red Hat, Inc. *                                           20,000             474
                                                                     -----------
                                                                          11,928
TECHNOLOGY HARDWARE & EQUIPMENT 8.4%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                                      8,500             152
Hewlett-Packard Co.                                       71,300           2,275
International Business Machines Corp.                     57,600           4,459
Lexmark International, Inc., Class A *                     4,000             216
Motorola, Inc.                                            52,500           1,195
                                                                     -----------
                                                                           8,297
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Citizens Communications Co.                               27,800             357
Qwest Communications International, Inc. *                 4,900              39
                                                                     -----------
                                                                             396
TRANSPORTATION 0.0%
--------------------------------------------------------------------------------
AMR Corp. *                                                1,500              33

UTILITIES 2.0%
--------------------------------------------------------------------------------
Edison International                                      28,000           1,159
TXU Corp.                                                 12,600             809
                                                                     -----------
                                                                           1,968

SECURITY                                             FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Bank of America, London
   Time Deposit
   4.71%, 08/01/06                                           446             446

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $95,511, and the unrealized appreciation and depreciation were $5,958 and ($3,428), respectively, with a net unrealized appreciation of $2,530.

* Non-income producing security.

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.5%  COMMON STOCK                                   1,034,583      1,259,931
  0.1%  FOREIGN COMMON STOCK                                 424          1,052
  0.4%  SHORT-TERM INVESTMENT                              4,935          4,935
   --%  PREFERRED STOCK                                       64             84
   --%  U.S. TREASURY OBLIGATION                             298            298
   --%  WARRANTS                                             147             --
   --%  RIGHTS                                                26             --
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                              1,040,477      1,266,300
  3.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                49,838         49,838
(3.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (49,052)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,267,086

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                             2,511              55
American Axle & Manufacturing Holdings, Inc. (a)           5,300              87
ArvinMeritor, Inc. (a)                                     4,900              81
Bandag, Inc.                                                 700              24
BorgWarner, Inc.                                           5,400             324
Collins & Aikman Corp. *                                   1,400              --
Cooper Tire & Rubber Co. (a)                               6,400              64
Drew Industries, Inc. *                                    2,400              56
Dura Automotive Systems, Inc., Class A *                  12,100               7
Federal Screw Works                                          250               4
Ford Motor Co. (a)                                       148,736             992
General Motors Corp. (a)                                  45,386           1,463
Gentex Corp.                                               4,600              61
Goodyear Tire & Rubber Co. (a)*                           12,500             137
Harley-Davidson, Inc. (a)                                 25,500           1,453
Hawk Corp., Class A *                                      1,800              23
Johnson Controls, Inc.                                    15,000           1,151
Lear Corp. (a)                                             5,800             131
Modine Manufacturing Co.                                   3,700              87
Monaco Coach Corp.                                         1,200              13
Proliance International, Inc. *                              872               4
Sauer-Danfoss, Inc.                                        3,800              93
Standard Motor Products, Inc.                              2,000              16
Stoneridge, Inc. *                                         1,700              17
Strattec Security Corp. *                                  1,500              60
Superior Industries International, Inc. (a)                  800              15
Tenneco Automotive, Inc. *                                 4,480             104
Thor Industries, Inc.                                      4,500             193
TRW Automotive Holdings Corp. *                            7,800             202
Visteon Corp. *                                            5,451              39
Winnebago Industries, Inc. (a)                             2,600              75
                                                                     -----------
                                                                           7,031
BANKS 6.1%
--------------------------------------------------------------------------------
1st Source Corp.                                           1,571              51
Abigail Adams National Bancorp                               550               8
Accredited Home Lenders Holding Co. (a)*                   2,500             113
Aether Holdings, Inc. *                                    1,100               7
Alabama National Bancorp                                   1,600             108
Amcore Financial, Inc.                                     1,200              34
Ameris Bancorp                                             1,800              46
AmSouth Bancorp                                           28,403             814
Anchor Bancorp Wisconsin, Inc.                             3,100              92
Arrow Financial Corp.                                      1,020              27
Associated Banc-Corp.                                     15,500             486
Astoria Financial Corp.                                    8,300             247
Bancfirst Corp.                                            1,000              48
BancorpSouth, Inc.                                         7,612             208
BancTrust Financial Group, Inc.                            1,100              30
Bank Mutual Corp.                                          6,168              76
Bank of Hawaii Corp.                                       3,500             173
Bank of the Ozarks, Inc. (a)                               2,800              90
BankAtlantic Bancorp, Inc., Class A                        2,200              31
BankUnited Financial Corp., Class A                        2,200              65
Banner Corp.                                               1,200              47
Bay View Capital Corp. *                                     506               7
BB&T Corp.                                                47,046           1,975
Berkshire Bancorp, Inc.                                    3,600              58
Berkshire Hills Bancorp, Inc.                              1,400              49
BOK Financial Corp.                                        4,540             233
Boston Private Financial Holdings, Inc.                    2,129              53
Brookline Bancorp, Inc.                                    2,405              31
Bryn Mawr Bank Corp.                                       1,400              31
Camco Financial Corp.                                        700               9
Camden National Corp.                                        700              31
Capital City Bank Group, Inc. (a)                          1,875              61
Capital Crossing Bank *                                    2,000              53
Capitol Bancorp Ltd.                                       1,500              60
Capitol Federal Financial                                  6,920             240
Cascade Bancorp (a)                                        2,655              92
Cathay General Bancorp                                     3,200             118
Catskill Litigation (b)                                      500              --
Central Pacific Financial Corp.                            3,400             119
Century Bancorp Inc., Class A                                800              21
Charter Financial Corp.                                      900              33
CharterMac                                                 3,900              75

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Chemical Financial Corp.                                   1,383              42
Chittenden Corp.                                           2,272              64
Citizens Banking Corp. (a)                                 4,590             117
Citizens First Bancorp, Inc.                                 700              17
Citizens South Banking Corp.                               1,000              13
City Holding Co.                                           1,800              70
City National Corp.                                        3,100             207
Coastal Financial Corp. (a)                                3,337              44
Columbia Banking System, Inc.                              1,951              61
Comerica, Inc.                                            13,496             790
Commerce Bancorp, Inc. (a)                                11,320             385
Commerce Bancshares, Inc.                                 13,331             678
Commercial Capital Bancorp, Inc.                           5,362              85
Community Bank System, Inc.                                1,400              30
Community Trust Bancorp, Inc.                              2,487              92
Compass Bancshares, Inc.                                  11,400             672
Corus Bankshares, Inc. (a)                                 4,000              92
Countrywide Financial Corp.                               45,000           1,612
Cullen/Frost Bankers, Inc.                                 3,300             194
CVB Financial Corp.                                        5,283              79
Dime Community Bancshares, Inc.                            3,375              47
Doral Financial Corp.                                      9,900              51
Downey Financial Corp.                                     2,000             133
East West Bancorp, Inc.                                    2,600             105
Exchange National Bancshares, Inc.                           750              22
F.N.B. Corp.                                               2,639              44
Fannie Mae                                                78,900           3,780
Fidelity Bankshares, Inc.                                  2,899             112
Fifth Third Bancorp                                       42,601           1,625
First Bancorp.                                             4,200              40
First Busey Corp.                                          1,500              31
First Charter Corp.                                        3,500              83
First Citizens BancShares, Inc., Class A                     300              62
First Commonwealth Financial Corp.                         2,504              33
First Financial Bancorp                                    1,839              27
First Financial Bankshares, Inc.                           2,000              77
First Financial Corp. Indiana                                600              18
First Financial Holdings, Inc.                             1,400              45
First Horizon National Corp. (c)                          10,800             453
First Indiana Corp.                                        1,718              43
First M&F Corp.                                            2,000              37
First Merchants Corp.                                      1,041              24
First Midwest Bancorp, Inc. Illinois                       3,125             112
First Niagra Financial Group, Inc.                         7,670             112
First Oak Brook Bancshares, Inc.                           1,500              55
First Place Financial Corp.                                2,900              67
First Republic Bank                                        1,200              51
First United Corp.                                         2,200              46
FirstFed Financial Corp. *                                   400              23
FirstMerit Corp.                                           7,300             160
Flagstar Bancorp, Inc.                                     6,200              90
Flushing Financial Corp.                                   3,300              55
Freddie Mac                                               56,100           3,246
Fremont General Corp.                                      6,200             110
Frontier Financial Corp.                                   1,050              41
Fulton Financial Corp.                                    14,762             244
Glacier Bancorp, Inc.                                      2,465              76
Golden West Financial Corp.                               23,800           1,753
Great Southern Bancorp, Inc.                               1,400              38
Greater Bay Bancorp                                        5,406             155
Hancock Holding Co.                                        2,100             108
Harbor Florida Bancshares, Inc.                            1,100              49
Harleysville National Corp.                                1,214              25
Heritage Financial Corp/WA                                   735              20
Home Federal Bancorp                                         800              23
Horizon Financial Corp.                                    2,156              62
Hudson City Bancorp, Inc.                                 48,731             632
Huntington Bancshares, Inc.                               19,856             483
IBERIABANK Corp.                                             875              50
Independent Bank Corp. Michigan                            1,717              44
Independent Bank Corp/Rockland MA                          1,000              34
IndyMac Bancorp, Inc.                                      3,400             144
Integra Bank Corp.                                         1,225              30
Interchange Financial Services Corp.                       1,575              36
International Bancshares Corp.                             4,577             133
Irwin Financial Corp.                                      3,700              73
ITLA Capital Corp.                                           700              35
KeyCorp                                                   34,300           1,266
Lakeland Financial Corp.                                   2,200              53
M&T Bank Corp. (a)                                         8,962           1,093
MAF Bancorp, Inc.                                          2,028              83
MainSource Financial Group, Inc.                           1,653              27
Marshall & Ilsley Corp.                                   19,650             923
MASSBANK Corp.                                             1,500              49
MB Financial, Inc.                                         1,800              64
Mercantile Bankshares Corp.                                8,361             297
Merchants Bancshares, Inc.                                   750              18
MGIC Investment Corp.                                      9,300             529
Mid-State Bancshares                                       3,500              94
Midwest Banc Holdings, Inc.                                1,300              28
MutualFirst Financial, Inc.                                2,000              42
Nara Bancorp, Inc.                                         4,000              74
National City Corp.                                       56,821           2,046
National Penn Bancshares, Inc. (a)                         1,415              29
NBT Bancorp., Inc.                                         1,400              33
Netbank, Inc.                                              3,300              18
New York Community Bancorp, Inc. (a)                      22,697             371
NewMil Bancorp, Inc.                                       1,000              40
North Fork Bancorp, Inc.                                  38,411           1,088
North Valley Bancorp                                       1,500              25
Northrim BanCorp, Inc.                                     2,500              62
Northway Financial, Inc.                                     200               7
Northwest Bancorp, Inc.                                    5,000             126
Oak Hill Financial, Inc.                                   1,000              26
OceanFirst Financial Corp.                                 1,050              23
Ocwen Financial Corp (a)*                                  5,920              82
Old National Bancorp                                       6,244             119
Omega Financial Corp.                                      1,000              30
Oriental Financial Group, Inc. (a)                         1,663              21
PAB Bankshares, Inc.                                         700              13
Pacific Capital Bancorp                                    2,844              84
Park National Corp.                                          845              86

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Partners Trust Financial Group, Inc.                       3,970              42
Pennfed Finance Services, Inc.                             4,000              72
People's Bank                                             12,375             444
Peoples Financial Corp.                                    3,000              76
PFF Bancorp, Inc.                                          1,680              63
Pinnacle Financial Partners, Inc. *                          475              16
PNC Financial Services Group, Inc.                        24,500           1,736
Popular, Inc.                                             21,700             390
Prosperity Bancshares, Inc.                                2,400              84
Provident Bankshares Corp.                                 1,657              61
Provident Financial Holdings, Inc.                           750              23
Provident Financial Services, Inc.                           917              17
R&G Financial Corp., Class B                               2,550              21
Radian Group, Inc.                                         6,702             412
Regions Financial Corp.                                   39,314           1,427
Renasant Corp.                                               750              33
Republic Bancorp, Inc.                                     5,648              74
Republic Bancorp, Inc., Class A                            1,735              36
S&T Bancorp, Inc.                                          1,400              44
Sandy Spring Bancorp, Inc.                                 2,900             104
Santander BanCorp                                          4,686             106
Seacoast Banking Corp of Florida                           1,980              59
Shore Bancshares, Inc.                                       750              21
Simmons First National Corp., Class A                      1,000              29
Sky Financial Group, Inc.                                  8,510             209
Southwest Bancorp, Inc.                                    3,300              87
Sovereign Bancorp, Inc.                                   30,389             627
State Bancorp, Inc.                                        1,058              19
Sterling Bancorp                                           1,918              39
Sterling Bancshares, Inc. Texas                            2,100              41
Sterling Financial Corp. Pennsylvania                      1,562              34
Sterling Financial Corp. Washington                        1,827              58
Suffolk Bancorp                                            2,400              76
Sun Bancorp, Inc.,NJ *                                     3,645              65
SunTrust Banks, Inc.                                      31,842           2,511
Susquehanna Bancshares, Inc.                               3,168              77
SVB Financial Group *                                      2,200              99
SY Bancorp, Inc.                                           1,470              43
Synovus Financial Corp.                                   24,600             695
TCF Financial Corp. (a)                                   13,600             366
TD Banknorth, Inc.                                        11,496             333
Texas Regional Bancshares, Inc., Class A                   2,558              97
TF Financial Corp.                                           700              19
The Colonial BancGroup, Inc.                              10,100             257
The First of Long Island Corp.                             2,000              88
The PMI Group, Inc.                                        8,100             344
The South Financial Group, Inc.                            4,500             122
Timberland Bancorp, Inc.                                   1,000              33
Tompkins Trustco, Inc.                                       931              40
Triad Guaranty, Inc. *                                     1,700              85
TriCo Bancshares                                             400              10
Trustco Bank Corp. NY (a)                                  2,857              31
Trustmark Corp.                                            4,300             136
U.S. Bancorp                                             158,531           5,073
UCBH Holdings, Inc. (a)                                    9,400             157
UMB Financial Corp.                                        3,574             123
Umpqua Holdings Corp.                                        343               9
Union Bankshares Corp.                                       700              30
UnionBanCal Corp.                                         20,100           1,242
United Bankshares, Inc.                                    3,400             121
United Community Banks, Inc. Georgia                       3,750             118
USB Holding Co., Inc.                                      1,958              43
Valley National Bancorp                                    8,550             222
W Holding Co., Inc.                                       11,938              63
Wachovia Corp.                                           138,300           7,417
Washington Federal, Inc.                                   7,942             178
Washington Mutual, Inc.                                   78,449           3,507
Washington Trust Bancorp, Inc.                             1,000              27
Webster Financial Corp.                                    3,790             179
Wells Fargo & Co.                                        137,577           9,952
WesBanco, Inc.                                             3,200              95
West Coast Bancorp                                         1,200              36
Westamerica Bancorp                                        1,700              82
Whitney Holding Corp.                                      6,675             241
Willow Grove Bancorp, Inc.                                 1,596              26
Wilmington Trust Corp.                                     5,700             248
Wintrust Financial Corp.                                   1,800              86
WSFS Financial Corp.                                       1,000              62
Zions Bancorp                                              7,725             635
                                                                     -----------
                                                                          77,773
CAPITAL GOODS 7.9%
--------------------------------------------------------------------------------
3D Systems Corp. *                                         1,400              24
3M Co.                                                    65,000           4,576
A.O. Smith Corp.                                           1,300              56
Aaon, Inc.                                                 4,075              95
AAR Corp. *                                                2,500              59
Actuant Corp., Class A                                     2,840             125
Acuity Brands, Inc.                                        5,200             227
Aerosonic Corp. *                                            300               2
AGCO Corp. *                                               6,762             155
Alamo Group, Inc.                                            500              10
Albany International Corp., Class A                        3,918             141
Alliant Techsystems, Inc. *                                2,437             195
Allied Defense Group, Inc. *                                 500               9
American Power Conversion Corp.                           16,600             280
American Science & Engineering, Inc. *                       500              25
American Standard Cos., Inc.                              17,900             691
American Superconductor Corp. *                              700               6
American Woodmark Corp.                                    1,000              34
Ameron International Corp.                                   900              51
Ametek, Inc.                                               4,200             178
Ampco-Pittsburgh Corp.                                     2,800              88
Apogee Enterprises, Inc.                                   1,200              17
Applied Industrial Technologies, Inc.                      6,525             152
Armor Holdings, Inc. *                                       500              26

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Astronics Corp. *                                          1,250              16
Aviall, Inc. *                                             2,500             119
Badger Meter, Inc.                                         4,000              87
Baldor Electric Co.                                        3,800             112
BE Aerospace, Inc. *                                       1,100              27
Belden CDT, Inc.                                           4,400             143
BMC Industries, Inc. (b)*                                  2,100              --
Briggs & Stratton Corp.                                    3,500              90
C&D Technologies, Inc.                                     4,500              32
Capstone Turbine Corp. (a)*                                2,600               5
Carlisle Cos., Inc.                                        1,600             128
Cascade Corp.                                              4,400             163
Caterpillar, Inc.                                         53,800           3,813
Chase Corp.                                                  100               2
CIRCOR International, Inc.                                 3,750             104
Clarcor, Inc.                                              3,400              97
Columbus McKinnon Corp. *                                  2,400              45
Cooper Industries Ltd., Class A                           11,200             965
Crane Co.                                                  5,000             192
Cummins, Inc. (a)                                          3,900             456
Curtiss-Wright Corp.                                         600              17
Danaher Corp.                                             24,000           1,565
Deere & Co.                                               19,000           1,379
Distributed Energy Systems Corp. *                         1,400               6
Donaldson Co., Inc.                                        3,800             125
Dover Corp.                                               16,700             787
DRS Technologies, Inc.                                     2,357             109
Ducommun, Inc. *                                           3,200              58
Eaton Corp.                                               12,600             808
Electro Rent Corp. *                                       5,100              76
ElkCorp.                                                   3,450              86
EMCOR Group, Inc. *                                        3,900             201
Emerson Electric Co.                                      35,000           2,762
Encore Wire Corp. (a)*                                     3,000             106
Energy Conversion Devices, Inc. (a)*                         600              20
ESCO Technologies, Inc. *                                  2,800             147
Esterline Technologies Corp. *                             2,400             102
Evergreen Solar, Inc. (a)*                                 1,000               9
Fastenal Co.                                              13,200             469
Federal Signal Corp.                                       2,800              42
Flow International Corp. *                                   900              12
Flowserve Corp. *                                          3,900             202
Fluor Corp.                                                5,600             492
Foster Wheeler Ltd. *                                      5,200             198
Franklin Electric Co., Inc.                                1,300              62
FuelCell Energy, Inc. *                                    1,200              11
Gardner Denver, Inc. *                                     3,400             118
GATX Corp.                                                 4,000             157
GenCorp, Inc. (a)*                                         2,500              37
General Cable Corp. *                                      4,700             168
General Dynamics Corp.                                    31,400           2,104
General Electric Co. (c)                                 815,966          26,674
Genlyte Group, Inc. *                                      3,200             223
Global Power Equipment Group, Inc. *                       1,000               3
Goodrich Corp.                                             8,404             339
Graco, Inc.                                                7,012             275
GrafTech International, Ltd. *                             2,100              11
Granite Construction, Inc.                                 4,850             211
Hardinge, Inc.                                             1,800              25
Harsco Corp.                                               3,100             250
Heico Corp., Class A                                       2,286              60
Herley Industries, Inc. *                                  4,000              43
Hexcel Corp. *                                             2,000              29
Honeywell International, Inc.                             71,062           2,750
Hubbell, Inc., Class B                                     3,800             179
Huttig Building Products, Inc. *                             811               5
IDEX Corp.                                                 3,150             137
II-VI, Inc. *                                              3,800              70
Illinois Tool Works, Inc.                                 51,700           2,364
Ingersoll-Rand Co., Class A                               27,400             981
Insituform Technologies, Inc., Class A *                   1,300              28
Integrated Electrical Services Inc *                         105               2
ITT Industries, Inc.                                      17,400             880
Jacobs Engineering Group, Inc. *                           3,800             315
Jacuzzi Brands, Inc. *                                     4,500              38
JLG Industries, Inc.                                       8,600             156
Joy Global, Inc.                                          19,350             726
Kadant, Inc. *                                                 1              --
Kaydon Corp.                                               3,300             120
Kennametal, Inc.                                           4,000             213
L-3 Communications Holdings, Inc.                          9,100             670
Ladish Co., Inc. *                                         1,300              44
Lawson Products, Inc.                                      2,000              73
Lennox International, Inc.                                 4,771             109
Lincoln Electric Holdings, Inc.                            3,900             224
Lockheed Martin Corp.                                     37,052           2,952
Magnetek, Inc. *                                           1,500               4
Masco Corp.                                               35,800             957
McDermott International, Inc. *                            7,500             342
Medis Technologies Ltd. (a)*                               1,110              25
Merrimac Industries, Inc. *                                  600               6
Michael Baker Corp. *                                        500              11
Microvision, Inc. *                                          900               2
Middleby Corp.                                             3,500             274
Modtech Holdings, Inc. *                                   1,000               7
Moog, Inc., Class A *                                      5,287             183
MSC Industrial Direct Co., Class A                         4,300             177
Mueller Industries, Inc.                                   1,700              62
NACCO Industries, Inc., Class A                            1,300             180
Navistar International Corp. *                             6,900             154
NCI Building Systems, Inc. *                               2,900             136
Nordson Corp.                                              4,000             182
Northrop Grumman Corp.                                    30,032           1,988
Omega Flex, Inc. *                                           700              14
Orbital Sciences Corp. *                                   4,600              82
Oshkosh Truck Corp.                                        9,000             386
PACCAR, Inc.                                              14,100           1,139
Pall Corp.                                                10,900             284
Parker Hannifin Corp.                                     11,000             795
Pentair, Inc.                                              9,500             273
Plug Power, Inc. *                                         2,248               9
Powell Industries, Inc. *                                  1,000              23
Power-One, Inc. *                                          6,000              38
Precision Castparts Corp.                                 10,302             614
Quanta Services, Inc. *                                    8,900             142

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Quipp, Inc.                                                  900               7
Quixote Corp.                                              1,300              21
Raven Industries, Inc.                                     2,800              83
Raytheon Co.                                              34,900           1,573
Regal Beloit Corp.                                         2,500              99
Rockwell Automation, Inc.                                 15,700             973
Rockwell Collins, Inc.                                    13,100             699
Roper Industries, Inc.                                     6,500             294
Rush Enterprises, Inc., Class B *                            500               9
Sequa Corp., Class A *                                     2,800             227
Simpson Manufacturing Co., Inc. (a)                        3,200              90
SPX Corp.                                                  8,610             471
Standex International Corp.                                3,000              82
Stantec, Inc. *                                            1,690              29
Taser International, Inc. *                                1,700              12
Tecumseh Products Co., Class A *                           3,200              57
Teledyne Technologies, Inc. *                             12,157             464
Teleflex, Inc.                                             4,300             245
Tennant Co.                                                4,200             100
Terex Corp. *                                              7,400             332
Textron, Inc.                                             11,800           1,061
The Boeing Co.                                            68,800           5,326
The Gorman-Rupp Co.                                        2,875              76
The Greenbrier Cos., Inc.                                  1,600              44
The Manitowoc Co., Inc.                                    5,800             228
The Shaw Group, Inc. *                                     2,000              41
The Timken Co.                                             6,600             212
Thomas & Betts Corp. *                                     7,300             345
Titan International, Inc.                                    800              14
Toro Co.                                                   4,100             170
Transtechnology Corp. *                                      500               6
Tredegar Corp.                                             2,600              41
Trinity Industries, Inc.                                   1,650              55
Triumph Group, Inc.                                        1,200              58
Tyco International Ltd.                                  144,100           3,760
United Industrial Corp.                                    1,200              54
United Rentals, Inc. *                                     5,900             165
United Technologies Corp.                                 84,068           5,228
Universal Forest Products, Inc.                            2,500             127
UQM Technologies, Inc. *                                   1,500               5
URS Corp. *                                                3,700             146
USG Corp. (a)*                                             3,900             181
Valence Technology, Inc. (a)*                              1,400               2
Valmont Industries, Inc.                                   1,900              97
Vicor Corp.                                                4,200              48
W.W. Grainger, Inc. (a)                                    7,300             453
Wabash National Corp.                                      2,500              36
Wabtec Corp.                                               2,828              75
Walter Industries, Inc.                                    1,900              85
Watsco, Inc.                                               3,400             151
Watts Water Technologies, Inc., Class A (a)                1,000              29
WESCO International, Inc. *                                4,800             280
Wolverine Tube, Inc. *                                     1,000               4
Woodward Governor Co.                                      1,500              44
Xanser Corp. *                                             1,400               7
                                                                     -----------
                                                                         100,442
COMMERCIAL SERVICES & SUPPLIES 1.3%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                  2,400              14
ABM Industries, Inc.                                       4,900              81
Adesa, Inc.                                                8,200             167
Administaff, Inc.                                          2,800              88
Allied Waste Industries, Inc. *                           26,600             270
American Locker Group, Inc. *                                500               2
American Reprographics Co. *                               4,000             128
Angelica Corp.                                             2,500              42
ARAMARK Corp., Class B                                    14,800             475
Avery Dennison Corp.                                       9,700             569
Banta Corp.                                                2,700              95
Bowne & Co., Inc.                                          4,200              58
Brady Corp., Class A                                       1,400              47
Casella Waste Systems, Inc., Class A *                     2,500              29
CDI Corp.                                                  3,700              72
Cendant Corp.                                             83,720           1,257
Cenveo, Inc. *                                             1,300              25
ChoicePoint, Inc. *                                        6,900             236
Cintas Corp.                                              15,350             542
CompX International, Inc.                                    800              13
Consolidated Graphics, Inc. *                              3,900             192
Copart, Inc. *                                             6,550             174
Cornell Cos., Inc. *                                       2,100              35
Corrections Corp. of America *                             3,828             209
CoStar Group, Inc. *                                         800              35
CRA International, Inc. *                                  2,500             113
Deluxe Corp.                                               3,800              65
DiamondCluster International, Inc., Class A *              1,000               9
Ennis, Inc.                                                4,500              87
Equifax, Inc.                                             11,800             381
Exponent, Inc. *                                           6,000              95
First Consulting Group, Inc. *                             1,800              16
FTI Consulting, Inc. *                                     2,700              71
G&K Services, Inc., Class A                                1,600              54
GP Strategies Corp. *                                      1,500              11
HA-LO Industries, Inc. (b)*                                2,100              --
Healthcare Services Group                                  5,625             122
Heidrick & Struggles International, Inc. *                 3,100             100
Herman Miller, Inc.                                        5,700             162
HNI Corp.                                                  4,000             162
Hudson Highland Group, Inc. *                                720               7
ICT Group, Inc. *                                            500              12
IKON Office Solutions, Inc.                               12,500             173
John H. Harland Co.                                        3,500             138
Kelly Services, Inc., Class A                              3,200              87
Kforce, Inc. *                                               405               5
Korn/Ferry International *                                 3,600              67
Labor Ready, Inc. *                                        3,500              57
Learning Tree International, Inc. *                        1,400              11
M&F Worldwide Corp. *                                      1,200              21
Manpower, Inc.                                             6,991             416
McGrath Rentcorp                                           1,600              43
Mine Safety Appliances Co. (a)                             2,700             107

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Mobile Mini, Inc. *                                        1,200              37
Monster Worldwide, Inc. *                                  9,800             392
Multi-Color Corp.                                            750              21
Navigant Consulting, Inc. *                                5,000              95
NCO Group, Inc. *                                          2,701              71
On Assignment, Inc. *                                      1,700              14
PHH Corp. *                                                4,186             105
Pitney Bowes, Inc.                                        20,000             826
R.R. Donnelley & Sons Co.                                 17,000             496
Republic Services, Inc.                                   17,700             711
Resources Connection, Inc. *                               6,200             147
Robert Half International, Inc.                           14,000             453
Rollins, Inc.                                              6,675             141
School Specialty, Inc. *                                   1,600              51
Sitel Corp. *                                              2,800               9
Spherion Corp. *                                           4,330              33
Spherix, Inc. *                                              500               1
Steelcase Inc., Class A                                   11,500             169
Stericycle, Inc. *                                         3,200             215
TeleTech Holdings, Inc. *                                  5,000              63
Tetra Tech, Inc. *                                        12,031             193
The Advisory Board Co. *                                   1,000              46
The Brink's Co.                                            5,600             308
The Corporate Executive Board Co.                          2,700             254
The Dun & Bradstreet Corp. *                              12,140             810
The Geo Group, Inc. *                                      3,800             157
The Standard Register Co.                                  4,100              50
TRC Cos., Inc. *                                           1,350              13
United Stationers, Inc. *                                  2,900             143
Viad Corp.                                                 3,625             118
Volt Information Sciences, Inc. *                          2,100              89
Waste Connections, Inc. *                                  3,650             136
Waste Industries USA, Inc.                                 1,500              33
Waste Management, Inc.                                    48,100           1,654
Watson Wyatt & Co., Holdings                               4,600             152
West Corp. *                                               4,500             215
Westaff, Inc. *                                            2,000               8
                                                                     -----------
                                                                          15,876
CONSUMER DURABLES & APPAREL 1.5%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                      8,500             192
Applica, Inc. *                                            3,100              12
Beazer Homes USA, Inc.                                     2,553             106
Black & Decker Corp.                                       7,100             501
Blount International, Inc. *                               1,200              13
Blyth, Inc.                                                4,800              84
Boyds Collection Ltd. (b)*                                 2,200              --
Brookfield Homes Corp. (a)                                 3,074              75
Brown Shoe Co., Inc.                                       1,950              63
Brunswick Corp.                                            7,400             219
Callaway Golf Co.                                          5,600              71
Carter's, Inc. *                                           5,000             109
Cavco Industries, Inc. *                                     410              13
Centex Corp.                                              10,700             506
Champion Enterprises, Inc. *                               4,700              31
Chromcraft Revington, Inc. *                               1,300              15
Coach, Inc. *                                             32,008             919
Columbia Sportswear Co. (a)*                               4,350             216
Craftmade International, Inc.                              2,800              46
CSS Industries, Inc.                                         900              26
D.R. Horton, Inc.                                         24,604             527
DGSE Cos, Inc. *                                             700               2
Dominion Homes, Inc. *                                       500               4
Eastman Kodak Co. (a)                                     22,700             505
Ethan Allen Interiors, Inc.                                4,200             157
Flexsteel Industries, Inc.                                   600               7
Foamex International, Inc. *                               2,600              10
Fortune Brands, Inc.                                      11,500             834
Fossil, Inc. *                                             2,962              54
Furniture Brands International, Inc. (a)                   4,700              94
Garmin Ltd. (a)                                            5,000             475
Hampshire Group Ltd. *                                     2,000              33
Harman International Industries, Inc.                      6,800             545
Hasbro, Inc.                                              14,500             271
Hovnanian Enterprises, Inc., Class A *                     3,700             101
Interface, Inc., Class A *                                 3,300              40
Jarden Corp. *                                             2,475              72
Jones Apparel Group, Inc.                                 12,156             360
K-Swiss, Inc., Class A                                     2,400              67
K2, Inc. *                                                 1,700              18
KB Home                                                    7,800             332
Kellwood Co.                                               2,900              77
Kenneth Cole Productions, Inc., Class A                    3,100              75
Kimball International, Inc., Class B                       3,600              64
Leggett & Platt, Inc.                                     16,200             370
Lennar Corp., Class A                                     12,190             545
Lenox Group, Inc. *                                        3,300              23
Levitt Corp., Class A                                        550               6
Liz Claiborne, Inc.                                        8,600             304
M.D.C. Holdings, Inc.                                      1,903              83
M/I Homes, Inc.                                            1,800              58
Marine Products Corp. (a)                                    405               3
MarineMax, Inc. *                                            800              17
Marvel Entertainment, Inc. (a)*                           11,700             207
Mattel, Inc.                                              34,300             619
Meade Instruments Corp. *                                    800               2
Meritage Homes Corp. *                                     1,000              39
Mestek, Inc. *                                               700              11
Mity Enterprises, Inc. *                                     600              11
Mohawk Industries, Inc. (a)*                               4,819             333
Movado Group, Inc.                                         3,300              74
Nautilus Group, Inc. (a)                                   4,125              52
Newell Rubbermaid, Inc.                                   23,900             630
Nike, Inc., Class B                                       20,700           1,635
NVR, Inc. *                                                  500             248
Oakley, Inc.                                               6,700             109
Oneida Ltd. *                                                700              --
Palm Harbor Homes, Inc. (a)*                               2,700              41
Phillips-Van Heusen Corp.                                  4,300             153
Polaris Industries, Inc. (a)                               3,200             122
Polaroid Corp. (b)*                                        3,800              --
Polo Ralph Lauren Corp.                                    7,500             428
Pool Corp.                                                 5,662             220
Pulte Homes, Inc.                                         20,244             577

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Quiksilver, Inc. *                                         4,000              52
RC2 Corp. *                                                2,200              75
Recoton Corp. *                                              500              --
Russ Berrie & Co., Inc. *                                  1,000              11
Russell Corp.                                              2,600              47
Salton, Inc. *                                             1,100               2
Skechers U.S.A., Inc., Class A *                           6,500             142
Skyline Corp.                                              2,600              98
Snap-On, Inc. (a)                                          4,000             168
SONICblue, Inc. *                                          2,600              --
Standard Pacific Corp.                                     4,800             107
Stanley Furniture Co., Inc.                                5,200             118
Steven Madden Ltd. *                                       2,700              90
Stride Rite Corp. *                                        2,900              37
Superior Uniform Group, Inc.                               1,600              19
Tandy Brands Accessories, Inc.                             1,000              10
Tarragon Corp.                                             4,422              57
Technical Olympic USA, Inc.                                2,812              34
Tempur-Pedic International, Inc. (a)*                      8,000             116
The Fairchild Corp., Class A *                             3,100               7
The Ryland Group, Inc.                                     3,700             151
The Stanley Works                                          6,600             299
The Warnaco Group, Inc. *                                  2,500              45
The Yankee Candle Co., Inc.                                3,700              90
Timberland Co., Class A *                                  5,300             136
Toll Brothers, Inc. (a)*                                  11,200             286
Tupperware Corp.                                           4,800              83
Unifi, Inc. *                                              1,900               5
Unifirst Corp.                                             1,500              47
Uniroyal Technology Corp *                                 1,100              --
Universal Electronics, Inc. *                              2,200              39
VF Corp.                                                  13,500             916
Virco Manufacturing Corp. *                                1,170               5
WCI Communities, Inc. (a)*                                 3,800              60
Whirlpool Corp.                                            6,849             529
Wolverine World Wide, Inc.                                 7,800             198
                                                                     -----------
                                                                          18,940
CONSUMER SERVICES 2.2%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                   3,400              95
Ambassadors International, Inc.                            1,700              42
American Real Estate Partners L.P.                         3,800             170
Ameristar Casinos, Inc.                                    3,400              64
Apollo Group, Inc., Class A (a)*                          14,550             689
Applebee's International, Inc.                             7,912             141
Aztar Corp. *                                              1,900              98
Bally Technologies, Inc. (a)*                              3,000              49
Bally Total Fitness Holding Corp. (a)*                     6,500              37
Bob Evans Farms, Inc.                                      2,200              61
Boyd Gaming Corp.                                          7,800             262
Bright Horizons Family Solutions, Inc. *                   2,600             100
Brinker International, Inc.                                6,900             224
Buca, Inc. *                                               1,100               6
Career Education Corp. *                                   8,614             245
Carnival Corp.                                            50,000           1,948
CBRL Group, Inc.                                             946              31
CEC Entertainment, Inc. *                                  2,025              60
Cedar Fair L.P. *                                          5,300             134
Choice Hotels International, Inc.                          6,800             290
Churchill Downs, Inc.                                        900              35
CKE Restaurants, Inc. (a)                                  4,800              74
Corinthian Colleges, Inc. *                                9,200             123
CPI Corp.                                                    400              13
Darden Restaurants, Inc.                                  13,300             450
DeVry, Inc. *                                              4,800             101
Domino's Pizza, Inc.                                       5,100             116
Dover Downs Gaming & Entertainment, Inc.                   4,899              79
Dover Motorsports, Inc.                                    1,400               8
Empire Resorts, Inc. *                                       500               3
Gaylord Entertainment Co. *                                2,625             100
GTECH Holdings Corp.                                       9,400             317
H&R Block, Inc.                                           26,300             598
Harrah's Entertainment, Inc.                              15,273             918
Hilton Hotels Corp.                                       32,926             788
IHOP Corp.                                                 3,000             136
International Game Technology                             29,100           1,125
International Speedway Corp., Class A                      3,245             147
Interstate Hotels & Resorts, Inc. *                           82               1
Isle of Capri Casinos, Inc. *                              4,400             104
ITT Educational Services, Inc. *                           6,000             405
Jack in the Box, Inc. *                                    4,200             166
Jackson Hewitt Tax Service, Inc.                           3,000             102
Kerzner International Ltd. *                               1,700             136
Krispy Kreme Doughnuts, Inc. (a)*                          2,100              18
Landry's Restaurants, Inc.                                 1,800              51
Las Vegas Sands Corp. *                                   17,000           1,055
Laureate Education, Inc. *                                 4,700             215
Life Time Fitness, Inc. *                                  2,500             113
Lone Star Steakhouse & Saloon, Inc.                        1,600              37
Luby's, Inc. *                                             1,400              12
Marriott International, Inc., Class A                     37,400           1,316
Matthews International Corp., Class A                      1,900              65
McDonald's Corp.                                         105,300           3,727
MGM Mirage *                                              22,500             800
MTR Gaming Group, Inc. *                                   2,300              20
Multimedia Games, Inc. *                                   1,500              15
Nobel Learning Communities, Inc. *                           500               5
O'Charley's, Inc. *                                          400               6
Orient-Express Hotels Ltd., Class A                        1,600              58
OSI Restaurant Partners, Inc.                              7,000             202
P.F. Chang's China Bistro, Inc. *                            800              24
Panera Bread Co., Class A *                                  800              42
Papa John's International, Inc. *                          3,400             109
Penn National Gaming, Inc. *                               9,800             324
Pre-Paid Legal Services, Inc. (a)                          3,600             130

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
RARE Hospitality International, Inc. *                     3,325              87
Regis Corp.                                                3,900             131
Royal Caribbean Cruises, Ltd.                             16,500             559
Ruby Tuesday, Inc. (a)                                     5,600             123
Ryan's Restaurant Group, Inc. *                            2,250              35
Scientific Games Corp., Class A *                          6,500             221
Service Corp. International                               24,100             181
Shuffle Master, Inc. (a)*                                  2,812              82
Six Flags, Inc. (a)*                                       7,500              40
Smith & Wollensky Restaurant Group, Inc. *                   900               4
Sonic Corp. *                                              7,968             157
Sotheby's Holdings, Inc., Class A *                        5,438             150
Speedway Motorsports, Inc.                                 4,800             173
Starbucks Corp. *                                         62,600           2,145
Starwood Hotels & Resorts Worldwide, Inc.                 17,730             932
Station Casinos, Inc.                                      4,650             255
Stewart Enterprises, Inc., Class A                         7,200              39
Strayer Education, Inc.                                      700              76
The Cheesecake Factory, Inc. *                             2,887              66
The ServiceMaster Co.                                     22,900             236
The Steak n Shake Co. *                                    1,580              23
Triarc Cos., Class B                                       4,400              62
Vail Resorts, Inc. *                                       3,800             131
Vertrue, Inc. *                                            4,500             191
Weight Watchers International, Inc.                        8,700             348
Wendy's International, Inc.                               10,300             620
Wynn Resorts Ltd. (a)*                                     4,000             256
YUM! Brands, Inc.                                         24,000           1,080
                                                                     -----------
                                                                          27,538
DIVERSIFIED FINANCIALS 8.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         5,900             318
Actrade Financial Technologies Ltd. (b) *                  1,000              --
Advanta Corp., Class A                                     7,400             245
Affiliated Managers Group, Inc. *                          1,800             165
AllianceBernstein Holding LP *                             7,700             500
American Express Co.                                     105,150           5,474
AmeriCredit Corp. *                                       12,300             302
Ameriprise Financial, Inc.                                21,030             938
Asset Acceptance Capital Corp. *                           2,500              45
Asta Funding, Inc. (a)                                     2,000              67
Bank of America Corp. (c)                                381,577          19,663
BlackRock, Inc., Class A                                   3,400             439
Capital One Financial Corp.                               23,710           1,834
Cash America International, Inc.                           2,500              86
CBOT Holdings, Inc., Class A (a)*                          1,900             238
Chicago Mercantile Exchange Holdings, Inc.                 2,200           1,015
CIT Group, Inc.                                           18,600             854
Citigroup, Inc. (c)                                      412,286          19,917
CompuCredit Corp. *                                        4,400             144
Credit Acceptance Corp. *                                  2,400              65
E*TRADE Financial Corp. *                                 31,835             742
Eaton Vance Corp.                                         11,600             287
Federated Investors, Inc., Class B                         9,950             309
Financial Federal Corp. (a)                                1,200              32
Franklin Resources, Inc.                                  20,600           1,884
GAMCO Investors, Inc., Class A                               700              25
Goldman Sachs Group, Inc.                                 38,700           5,911
Greenhill & Co., Inc.                                      2,500             145
IntercontinentalExchange, Inc. *                           2,600             155
International Securities Exchange, Inc.                    3,000             122
Investment Technology Group, Inc. *                        4,750             239
Investors Financial Services Corp. (a)                     5,500             246
Janus Capital Group, Inc.                                 19,200             311
Jefferies Group, Inc.                                      8,200             213
JPMorgan Chase & Co.                                     295,944          13,501
Knight Capital Group, Inc., Class A *                      9,700             160
LaBranche & Co., Inc. *                                    2,400              24
Legg Mason, Inc.                                          10,050             839
Lehman Brothers Holdings, Inc.                            47,744           3,101
Leucadia National Corp.                                   15,408             424
Mellon Financial Corp.                                    35,800           1,253
Merrill Lynch & Co., Inc.                                 79,800           5,811
MicroFinancial, Inc.                                       1,900               6
Moody's Corp.                                             26,600           1,460
Morgan Stanley                                            90,300           6,005
Nasdaq Stock Market, Inc. *                                4,200             116
Nelnet, Inc., Class A *                                    4,500             138
NextCard, Inc. (b) *                                       2,600              --
Northern Trust Corp.                                      18,500           1,056
Nuveen Investments, Inc., Class A                          7,300             347
NYSE Group, Inc. (a)*                                      3,500             218
Piper Jaffray Cos., Inc. *                                   950              49
Portfolio Recovery Associates, Inc. *                      2,000              86
Raymond James Financial, Inc.                             10,350             301
Resource America, Inc., Class A                            2,000              40
SEI Investments Co.                                        9,700             474
Siebert Financial Corp. *                                  2,900               7
SLM Corp.                                                 37,300           1,876
State Street Corp.                                        28,000           1,682
Student Loan Corp.                                         1,700             306
SWS Group, Inc.                                            1,141              30
T. Rowe Price Group, Inc.                                 21,400             884
TD Ameritrade Holding Corp. *                             42,400             694
The Bank of New York Co., Inc.                            63,000           2,117
The Bear Stearns Cos., Inc.                               13,620           1,932
The Charles Schwab Corp. (d)                             111,120           1,765
The First Marblehead Corp. (a)                             5,000             229
W.P. Carey & Co. LLC                                       4,100             103
Waddell & Reed Financial, Inc., Class A                    7,250             158
Westwood Holdings Group, Inc.                                285               5
World Acceptance Corp. *                                   1,000              41
                                                                     -----------
                                                                         110,168
ENERGY 9.6%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P. *                          3,400             124
Alon USA Energy, Inc.                                      3,700             142

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Anadarko Petroleum Corp.                                  39,060           1,787
Apache Corp.                                              25,772           1,816
APCO Argentina, Inc.                                         200              18
Arch Coal, Inc.                                            7,000             266
Atlas America, Inc. *                                      1,780              81
ATP Oil & Gas Corp. *                                      1,600              66
Atwood Oceanics, Inc. *                                    2,400             113
Baker Hughes, Inc.                                        28,300           2,263
Basic Energy Services, Inc. *                              3,000              81
Berry Petroleum Co., Class A                               4,000             134
BJ Services Co.                                           28,600           1,037
Boardwalk Pipeline Partners, LP                              300               8
BP Prudhoe Bay Royalty Trust (a)                           2,200             193
Bristow Group, Inc. *                                      1,800              61
Buckeye Partners L.P. *                                    3,400             147
Cabot Oil & Gas Corp.                                     13,600             717
Cameron International Corp. *                              9,100             459
CARBO Ceramics, Inc. (a)                                   1,900              74
Chesapeake Energy Corp. (a)                               19,200             632
ChevronTexaco Corp.                                      178,939          11,771
Cimarex Energy Co.                                         5,508             225
CNX Gas Corp. (a)*                                        12,000             325
Comstock Resources, Inc. *                                 4,500             132
ConocoPhillips                                           136,723           9,385
CONSOL Energy, Inc.                                       16,600             683
CREDO Petroleum Corp. *                                    2,700              57
Cross Timbers Royalty Trust (a)                            1,500              75
Crosstex Energy, LP (a)*                                   2,000              73
Denbury Resources, Inc. *                                  9,800             340
Devon Energy Corp.                                        37,360           2,415
Diamond Offshore Drilling, Inc.                           12,300             971
Dresser-Rand Group, Inc. *                                 6,000             137
El Paso Corp.                                             51,387             822
Enbridge Energy Management LLC *                           1,289              59
Encore Acquisition Co. *                                   2,250              68
Energy Partners, Ltd. (a)*                                 1,700              31
ENSCO International, Inc.                                 11,200             518
Enterprise GP Holdings LP (a)                                100               3
Enterprise Products Partners L.P. (a)                     29,500             787
EOG Resources, Inc.                                       22,800           1,691
Exxon Mobil Corp. (c)                                    493,166          33,407
FMC Technologies, Inc. *                                   4,591             289
Forest Oil Corp. *                                         4,450             149
Frontier Oil Corp.                                        14,400             508
General Maritime Corp.                                     3,000             109
Global Industries Ltd. *                                   4,400              73
Grant Prideco, Inc. *                                     10,100             460
Grey Wolf, Inc. *                                         15,000             115
Gulf Island Fabrication, Inc.                              2,800              69
GulfMark Offshore, Inc. *                                  1,600              51
Halliburton Co.                                           78,200           2,609
Hanover Compressor Co. (a)*                                5,600             106
Harvest Natural Resources, Inc. *                          6,000              84
Helix Energy Solutions Group, Inc. *                       9,264             361
Helmerich & Payne, Inc.                                    9,600             266
Hess Corp. (a)                                            19,200           1,016
Holly Corp.                                                3,000             152
Hugoton Royalty Trust (a)                                  4,846             151
Hydril Co. *                                               2,500             173
Inergy, L.P. *                                             2,000              54
Input/Output, Inc. *                                       4,200              41
Kerr-McGee Corp.                                          19,354           1,359
Key Energy Services, Inc. *                               10,300             152
Kinder Morgan Management, LLC *                            3,748             162
Kinder Morgan, Inc.                                       10,700           1,091
Lone Star Technologies, Inc. *                             1,200              56
Lufkin Industries, Inc.                                    1,000              62
Magellan Midstream Partners (a)                            2,400              85
Marathon Oil Corp.                                        30,654           2,778
Mariner Energy, Inc. *                                     6,601             119
Maritrans, Inc.                                            2,500              57
Markwest Energy Partners LP (a)*                             500              23
Massey Energy Co.                                          6,800             182
Maverick Tube Corp. *                                      3,800             242
Meridian Resource Corp. *                                  3,100              11
Murphy Oil Corp.                                          14,500             746
Nabors Industries Ltd. *                                  23,634             835
NATCO Group, Inc., Class A *                               1,200              46
National-Oilwell Varco, Inc. *                            11,540             774
Natural Resource Partners L.P. (a)*                        2,000             111
Newfield Exploration Co. *                                 7,400             343
Noble Corp.                                               10,100             725
Noble Energy, Inc.                                        14,218             719
Occidental Petroleum Corp.                                37,510           4,042
Oceaneering International, Inc. (a)*                       2,200              96
Oil States International, Inc. *                           3,600             116
OMI Corp. (a)                                              6,500             143
Overseas Shipholding Group, Inc.                           3,700             238
Pacific Energy Partners L.P. (a)*                          3,500             120
Parker Drilling Co. *                                      7,800              57
Patterson-UTI Energy, Inc. (a)                            13,200             374
Peabody Energy Corp.                                      18,500             923
Penn Virginia Resource Partners, L.P. (a)*                 5,000             129
Petrocorp, Inc. (b)*                                       3,000              --
Pioneer Natural Resources Co.                             10,133             459
Plains All American Pipeline L.P. (a)*                     4,600             212
Plains Exploration & Production Co. *                      6,579             289
Pogo Producing Co.                                         4,700             208
Pride International, Inc. *                               12,700             379
Quicksilver Resources, Inc. (a)*                           4,200             148
Range Resources Corp.                                      8,100             228
Rowan Cos., Inc.                                           8,400             284
RPC, Inc.                                                  7,650             176
Schlumberger Ltd.                                        100,000           6,685
SEACOR Holdings, Inc. *                                    1,250             102
Smith International, Inc.                                 14,800             660
St. Mary Land & Exploration Co.                            7,400             318

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Stone Energy Corp. *                                         976              46
Sunoco Logistics Partners L.P. *                           2,000              86
Sunoco, Inc.                                              11,000             765
Superior Energy Services, Inc. *                           4,900             168
Swift Energy Co. (a)*                                      2,500             120
Syntroleum Corp. *                                         4,000              20
TC Pipelines L.P. *                                        2,400              78
Teekay Shipping Corp.                                      3,000             129
TEL Offshore Trust *                                          83               1
TEPPCO Partners L.P. (a)*                                  7,000             252
Tesoro Petroleum Corp.                                     4,800             359
TETRA Technologies, Inc. (a)*                              5,300             152
The Houston Exploration Co. *                              2,200             140
Tidewater, Inc.                                            5,200             248
Todco                                                      5,500             210
Transmontaigne, Inc. *                                     1,600              18
Transocean, Inc. *                                        27,731           2,142
Ultra Petroleum Corp. *                                   13,000             761
Unit Corp. *                                               4,400             258
Universal Compression Holdings, Inc. *                     2,900             185
USEC, Inc. *                                               3,000              32
Valero Energy Corp.                                       50,480           3,404
Valero L.P. *                                              1,600              82
Veritas DGC, Inc. *                                        3,000             172
W&T Offshore, Inc. (a)                                     5,000             170
W-H Energy Services, Inc. *                                  900              49
Weatherford International Ltd. *                          21,200             993
Western Gas Resources, Inc.                                4,000             242
Westmoreland Coal Co. *                                    3,500              84
Williams Cos., Inc.                                       42,360           1,027
World Fuel Services Corp.                                  2,100              99
XTO Energy, Inc.                                          25,942           1,219
                                                                     -----------
                                                                         121,805
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Arden Group, Inc.                                            600              60
Aurora Foods, Inc. (b)*                                    2,500              --
BJ's Wholesale Club, Inc. *                                6,100             174
Casey's General Stores, Inc.                               5,100             115
Costco Wholesale Corp.                                    38,600           2,037
CVS Corp.                                                 63,700           2,084
Fleming Cos, Inc. (b)*                                     3,400              --
Ingles Markets, Inc., Class A                                300               6
Kroger Co.                                                60,800           1,394
Longs Drug Stores Corp.                                    3,300             136
Marsh Supermarkets, Inc.                                   1,000              12
Nash Finch Co.                                             1,700              38
Pathmark Stores, Inc. *                                    3,900              33
Performance Food Group Co. *                               1,900              53
PriceSmart, Inc. *                                           500               6
Rite Aid Corp. (a)*                                       40,400             170
Safeway, Inc.                                             35,900           1,008
Smart & Final, Inc. *                                      2,700              42
Spartan Stores, Inc.                                         500               8
sRuddick Corp.                                             3,100              76
Supervalu, Inc.                                           19,832             538
Sysco Corp.                                               48,636           1,342
The Andersons, Inc. (a)                                    1,000              37
The Great Atlantic & Pacific Tea Co., Inc. *               2,200              52
The Topps Co., Inc.                                        1,700              14
United Natural Foods, Inc. *                               2,600              78
Wal-Mart Stores, Inc.                                    309,100          13,755
Walgreen Co.                                              80,400           3,761
Weis Markets, Inc.                                         1,700              67
Whole Foods Market, Inc.                                  10,900             627
Wild Oats Markets, Inc. *                                  3,800              68
                                                                     -----------
                                                                          27,791
FOOD, BEVERAGE & TOBACCO 4.7%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                         3,300              13
Altria Group, Inc.                                       168,800          13,499
American Italian Pasta Co., Class A *                      1,000               8
Anheuser-Busch Cos., Inc.                                 61,500           2,961
Archer-Daniels-Midland Co.                                53,958           2,374
Bridgford Foods Corp. *                                      300               2
Brown-Forman Corp., Class B                                9,912             728
Campbell Soup Co.                                         35,400           1,298
Chiquita Brands International, Inc.                        3,200              43
Coca-Cola Bottling Co. Consolidated                          400              25
Coca-Cola Enterprises, Inc.                               30,000             644
ConAgra Foods, Inc.                                       43,293             931
Constellation Brands, Inc., Class A *                     17,600             430
Corn Products International, Inc.                          5,800             193
Dean Foods Co. *                                           8,613             323
Del Monte Foods Co.                                        8,931              94
Delta & Pine Land Co.                                      2,000              68
Flowers Foods, Inc.                                        4,772             136
Fresh Del Monte Produce, Inc. (a)                          4,200              71
General Mills, Inc.                                       31,300           1,624
Green Mountain Coffee Roasters, Inc. *                       900              36
Griffin Land & Nurseries, Inc. *                             300              10
H.J. Heinz Co.                                            27,900           1,171
Hormel Foods Corp.                                         9,000             340
J & J Snack Foods Corp.                                    6,400             193
John B. Sanfilippo & Son (a)*                              5,000              64
Kellogg Co.                                               34,400           1,657
Kraft Foods, Inc., Class A (a)                           121,700           3,943
Lancaster Colony Corp.                                     3,400             130
Lance, Inc.                                                2,900              69
Loews Corp. - Carolina Group                               2,600             149
Maui Land & Pineapple Co, Inc. *                             800              29
McCormick & Co., Inc.                                     11,300             396
MGP Ingredients, Inc. (a)                                  3,400              78
Molson Coors Brewing Co., Class B                          2,500             179
Monterey Gourmet Foods, Inc. *                               700               4
National Beverage Corp. *                                  7,400             122
Peet's Coffee & Tea, Inc. *                                1,800              51
PepsiAmericas, Inc.                                       13,200             298
PepsiCo, Inc.                                            140,800           8,924
Pilgrim's Pride Corp., Class B                             1,400              36
Ralcorp Holdings, Inc. *                                   6,700             279
Reynolds American, Inc.                                   11,332           1,437

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Rocky Mountain Chocolate Factory, Inc.                     2,311              33
Sanderson Farms, Inc.                                      1,750              45
Sara Lee Corp.                                            64,378           1,088
Seaboard Corp.                                               200             228
Smithfield Foods, Inc. *                                   6,300             179
Tasty Baking Co.                                             500               4
The Coca-Cola Co.                                        202,200           8,998
The Hain Celestial Group, Inc. *                           1,406              30
The Hershey Co.                                           19,400           1,066
The J.M. Smuckers Co.                                      2,438             109
The Pepsi Bottling Group, Inc.                            23,400             778
Tootsie Roll Industries, Inc.                              2,391              65
TreeHouse Foods, Inc. *                                    1,722              41
Tyson Foods, Inc., Class A                                30,340             429
Universal Corp.                                            1,800              64
UST, Inc.                                                 12,700             642
Vector Group Ltd. (a)                                      3,557              58
Wm. Wrigley Jr. Co.                                       16,600             761
Wm. Wrigley Jr. Co., Class B                               4,150             190
Zapata Corp. *                                             8,000              53
                                                                     -----------
                                                                          59,921
HEALTH CARE EQUIPMENT & SERVICES 4.7%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                              800              11
Advanced Medical Optics, Inc. *                            4,111             202
Aetna, Inc.                                               59,200           1,864
Align Technology, Inc. *                                   8,700              59
Alliance Imaging, Inc. *                                   1,800              11
Allscripts Healthcare Solutions, Inc. *                    1,900              36
Amedisys, Inc. *                                           2,500              95
America Service Group, Inc. *                              3,550              51
American Medical Systems Holdings, Inc. (a)*               7,800             142
AMERIGROUP Corp. *                                         1,800              52
AmerisourceBergen Corp.                                   20,648             888
AMN Healthcare Services, Inc. *                            4,110              92
Amsurg Corp. *                                             2,300              51
Analogic Corp.                                             1,400              64
Apria Healthcare Group, Inc. *                             4,100              72
Arrow International, Inc.                                  3,500             111
Arthrocare Corp. (a)*                                      1,400              62
Aspect Medical Systems, Inc. *                             3,700              54
Bausch & Lomb, Inc.                                        3,400             161
Baxter International, Inc.                                50,118           2,105
Beckman Coulter, Inc.                                      5,100             292
Becton Dickinson & Co.                                    21,300           1,404
Biomet, Inc.                                              20,125             663
BioScrip, Inc. *                                           2,172               9
Biosite, Inc. *                                            1,400              55
Boston Scientific Corp. *                                109,568           1,864
Brookdale Senior Living, Inc.                                300              14
C.R. Bard, Inc.                                            8,000             568
Cantel Medical Corp. *                                     3,571              51
Cardinal Health, Inc.                                     36,160           2,423
Caremark Rx, Inc.                                         37,090           1,958
Centene Corp. *                                            1,000              16
Cerner Corp. *                                             8,400             340
Cerus Corp. *                                                500               3
Chemed Corp.                                               1,400              51
Chindex International, Inc. *                              2,200              20
Cholestech Corp. *                                         1,700              18
CIGNA Corp.                                               12,800           1,168
Clinical Data, Inc. *                                        117               2
Community Health Systems, Inc. *                           7,100             257
Conmed Corp. *                                             1,700              34
CorVel Corp. *                                             1,900              49
Coventry Health Care, Inc. *                              23,937           1,261
Cross Country Healthcare, Inc. *                           1,600              29
CryoLife, Inc. *                                             750               4
CyberCare, Inc. (b)*                                         900              --
Cyberonics, Inc. *                                         1,200              26
Cytyc Corp. *                                              7,800             192
Dade Behring Holdings, Inc.                                5,200             212
Datascope Corp.                                            2,500              77
DaVita, Inc. *                                             8,250             413
Dendrite International, Inc. *                             3,600              33
Dentsply International, Inc.                              13,100             410
DJ Orthopedics, Inc. *                                     3,000             118
Dynacq Healthcare, Inc. *                                  3,616               7
Eclipsys Corp. *                                           3,800              74
Edwards Lifesciences Corp. *                               3,900             173
Emdeon Corp. *                                            21,926             264
Enpath Medical, Inc. *                                     3,000              33
Express Scripts, Inc. *                                   12,600             971
Five Star Quality Care, Inc. *                               135               1
Gen-Probe, Inc. *                                          3,400             177
Genesis HealthCare Corp. *                                 6,250             304
Gentiva Health Services, Inc. *                            3,250              52
Greatbatch, Inc. *                                         1,100              27
Haemonetics Corp. *                                        3,700             162
Hanger Orthopedic Group, Inc. *                            5,400              39
HCA, Inc.                                                 27,200           1,337
Health Management Associates, Inc., Class A               15,900             323
Health Net, Inc. *                                         9,100             382
HealthExtras, Inc. *                                       1,900              49
HealthTronics, Inc. *                                      3,500              23
Healthways, Inc. *                                         3,100             167
Henry Schein, Inc. *                                       4,600             218
Hillenbrand Industries, Inc.                               5,800             288
Hologic, Inc. *                                            5,200             234
Hooper Holmes, Inc. *                                      4,600              14
Hospira, Inc. *                                           14,070             615
Humana, Inc. *                                            18,900           1,057
ICU Medical, Inc. *                                          550              23
IDEXX Laboratories, Inc. *                                 2,500             221
Immucor, Inc. *                                            3,795              76
IMS Health, Inc.                                          19,300             530
Integra LifeSciences Holdings Corp. *                      1,100              41
Intermagnetics General Corp. *                             3,084              84
Intuitive Surgical, Inc. *                                 1,050             100
Invacare Corp.                                             2,000              42
inVentiv Health, Inc. *                                    2,233              62
Kindred Healthcare, Inc. *                                 4,624             122

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Kinetic Concepts, Inc. *                                   2,500             111
Kyphon, Inc. *                                             3,000             102
Laboratory Corp. of America Holdings *                    12,800             825
Landauer, Inc.                                             1,100              51
LifePoint Hospitals, Inc. *                                3,707             125
Lincare Holdings, Inc. *                                   7,100             247
Magellan Health Services, Inc. *                           3,007             145
Manor Care, Inc.                                           8,000             400
Matria Healthcare, Inc. (a)*                               1,800              44
McKesson Corp.                                            22,900           1,154
MedCath Corp. *                                            1,500              32
Medco Health Solutions, Inc. *                            25,033           1,485
Medical Action Industries, Inc. *                          2,500              55
Medical Staffing Network Holdings, Inc. *                  1,300               8
Medtronic, Inc.                                           95,374           4,818
Mentor Corp.                                               3,000             133
Meridian Bioscience, Inc.                                  7,500             158
Merit Medical Systems, Inc. *                              2,222              32
Molina Healthcare, Inc. *                                  2,500              83
National Healthcare Corp.                                    600              28
National Medical Health Card Systems, Inc. *                 800              11
Neogen Corp. *                                               625              12
North American Scientific, Inc. *                            700               1
Novoste Corp. *                                              400               1
Nutraceutical International Corp. *                        5,000              71
NWH, Inc.                                                  2,500              45
OCA, Inc. *                                                2,112               1
Odyssey Healthcare, Inc. *                                 2,250              41
Omnicare, Inc.                                             7,500             339
Option Care, Inc. (a)                                      2,250              25
OraSure Technologies, Inc. *                               1,500              14
Owens & Minor, Inc.                                        2,000              60
Patterson Cos., Inc. *                                    10,600             353
PDI, Inc. *                                                2,900              44
Pediatrix Medical Group, Inc. *                            6,000             254
Per-Se Technologies, Inc. (a)*                             5,428             130
PolyMedica Corp.                                             779              30
PSS World Medical, Inc. *                                  5,800             115
Q-Med, Inc. *                                                500               2
Quest Diagnostics, Inc.                                   14,820             891
Regeneration Technologies, Inc. *                          1,700              10
RehabCare Group, Inc. *                                    4,000              75
Res-Care, Inc. *                                           4,500              86
ResMed, Inc. *                                             4,000             186
Respironics, Inc. *                                        3,800             135
Sierra Health Services, Inc. *                            21,500             928
SonoSite, Inc. *                                           1,600              52
St. Jude Medical, Inc. *                                  29,600           1,092
Steris Corp.                                               6,100             141
Stryker Corp.                                             31,100           1,415
Sunrise Senior Living, Inc. *                              3,400              98
Symbion, Inc. *                                            2,500              47
Tenet Healthcare Corp. *                                  36,650             217
The Cooper Cos., Inc. (a)                                  2,781             123
Theragenics Corp. *                                        2,500               8
Thoratec Corp. *                                           2,636              36
Triad Hospitals, Inc. *                                    6,044             236
TriPath Imaging, Inc. *                                    2,600              16
TriZetto Group, Inc. *                                     5,900              80
United Surgical Partners International, Inc. (a)*          2,100              52
UnitedHealth Group, Inc.                                 118,880           5,686
Universal Health Services, Inc., Class B                   4,000             224
Urologix, Inc. *                                           1,800               6
US Physical Therapy, Inc. *                                3,500              54
Utah Medical Products, Inc.                                2,500              75
Varian Medical Systems, Inc. *                            11,900             539
VCA Antech, Inc. *                                         5,400             189
Viasys Healthcare, Inc. *                                  2,982              77
VistaCare, Inc., Class A *                                 1,000              12
Vital Signs, Inc.                                          1,900              98
WebMD Health Corp., Class A *                              2,600             111
WellPoint, Inc. *                                         57,723           4,300
West Pharmaceutical Services, Inc.                         4,600             178
Wright Medical Group, Inc. *                               1,700              37
Young Innovations, Inc.                                    2,000              70
Zimmer Holdings, Inc. *                                   20,300           1,284
                                                                     -----------
                                                                          58,958
HOUSEHOLD & PERSONAL PRODUCTS 1.9%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B *                              6,950             339
Avon Products, Inc.                                       39,000           1,131
Central Garden & Pet Co. *                                 1,600              63
Chattem, Inc. *                                            1,200              41
Church & Dwight Co., Inc.                                  4,950             181
Clorox Co.                                                12,200             731
Colgate-Palmolive Co.                                     42,500           2,521
Energizer Holdings, Inc. *                                 6,333             403
Falcon Prods, Inc. (b)                                     1,500              --
Herbalife Ltd. *                                             300              11
Inter Parfums, Inc.                                          675              12
Kimberly-Clark Corp.                                      40,639           2,481
NBTY, Inc. *                                               5,400             160
Nu Skin Enterprises, Inc., Class A                         6,500              93
Oil-Dri Corp. of America                                     400               8
Procter & Gamble Co. (c)                                 269,915          15,169
Spectrum Brands, Inc. (a)*                                 2,800              19
The Estee Lauder Cos., Inc., Class A                      10,300             384
USANA Health Sciences, Inc. (a)*                           1,000              44
WD-40 Co.                                                  1,600              52
                                                                     -----------
                                                                          23,843
INSURANCE 5.5%
--------------------------------------------------------------------------------
21st Century Holding Co.                                   1,500              19
21st Century Insurance Group                               7,200             111
ACE Ltd.                                                  23,100           1,190
AFLAC, Inc.                                               42,600           1,880
Alfa Corp.                                                 6,800             112
Alleghany Corp. *                                            220              61
Ambac Financial Group, Inc.                                7,750             644
American Financial Group, Inc.                             5,500             232
American International Group, Inc.                       211,922          12,857
American National Insurance Co.                            1,300             149

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
American Physicians Capital, Inc. *                        2,500             116
AmerUs Group Co.                                           4,400             295
AON Corp.                                                 25,500             873
Arch Capital Group Ltd. *                                  3,900             237
Argonaut Group, Inc. *                                     2,400              70
Arthur J. Gallagher & Co.                                  6,800             185
Assurant, Inc.                                            11,500             554
Axis Capital Holdings Ltd.                                 1,200              36
Baldwin & Lyons, Inc., Class B                               750              19
Berkshire Hathaway, Inc., Class A *                          119          10,900
Brown & Brown, Inc.                                       11,000             345
Cincinnati Financial Corp.                                13,450             634
Clark, Inc.                                                1,700              21
CNA Financial Corp. *                                     20,900             710
CNA Surety Corp. *                                         2,200              40
Commerce Group, Inc.                                       3,200              97
Conseco, Inc. *                                           11,500             262
Crawford & Co., Class B                                    1,600              12
Delphi Financial Group, Inc., Class A                      6,772             258
EMC Insurance Group, Inc. (a)                              1,200              35
Erie Indemnity Co., Class A                                5,500             273
Everest Re Group Ltd.                                      2,900             274
FBL Financial Group, Inc., Class A                         2,090              66
Fidelity National Financial, Inc.                         13,517             518
Fidelity National Title Group, Inc., Class A (a)           3,165              60
First American Corp.                                       7,800             289
FPIC Insurance Group, Inc. *                                 400              15
Genworth Financial, Inc., Class A                         37,500           1,286
Great American Financial Resources, Inc.                   2,800              57
Hanover Insurance Group, Inc.                              4,900             227
Harleysville Group, Inc.                                   1,800              57
HCC Insurance Holdings, Inc.                               7,950             242
Hilb, Rogal & Hobbs Co.                                    3,000             122
Horace Mann Educators Corp.                                4,300              73
Independence Holding Co.                                   2,700              58
Infinity Property & Casualty Corp.                         2,500             103
LandAmerica Financial Group, Inc.                          5,300             338
Lincoln National Corp.                                    21,926           1,243
Loews Corp.                                               45,000           1,668
Markel Corp. *                                               300             102
Marsh & McLennan Cos., Inc.                               43,000           1,162
MBIA, Inc.                                                11,250             662
Mercury General Corp.                                      5,400             298
MetLife, Inc.                                             62,000           3,224
MIIX Group, Inc. *                                         2,400              --
National Financial Partners Corp.                          2,500             113
National Western Life Insurance Co., Class A *               300              69
Nationwide Financial Services, Inc., Class A              11,400             514
Navigators Group, Inc. *                                   1,500              64
NYMAGIC, Inc.                                              2,100              66
Odyssey Re Holdings Corp. (a)                              5,400             145
Ohio Casualty Corp.                                        5,500             143
Old Republic International Corp.                          20,437             435
PartnerRe Ltd.                                             1,900             118
Penn Treaty American Corp. *                                 150               1
Philadelphia Consolidated Holding Corp. *                  5,500             186
PMA Capital Corp., Class A *                                 700               7
Presidential Life Corp.                                    1,000              24
Principal Financial Group, Inc.                           25,400           1,372
ProAssurance Corp. *                                       1,670              83
Protective Life Corp.                                      5,500             255
Prudential Financial, Inc.                                45,500           3,578
Reinsurance Group of America, Inc.                         5,100             253
RenaissanceRe Holdings Ltd.                                1,800              93
RLI Corp.                                                  2,800             132
SAFECO Corp.                                              12,500             672
Safety Insurance Group, Inc.                               1,000              53
SCPIE Holdings, Inc. *                                       700              16
Selective Insurance Group, Inc.                            1,200              61
SNTL Litigation Trust Certificates *                       1,300              --
StanCorp Financial Group, Inc.                             5,000             215
State Auto Financial Corp.                                 3,800             115
Stewart Information Services Corp.                         1,400              48
The Allstate Corp.                                        58,874           3,345
The Chubb Corp.                                           33,094           1,669
The Hartford Financial Services Group, Inc.               24,400           2,070
The Midland Co.                                            1,800              68
The Phoenix Cos., Inc.                                     7,000              95
The Progressive Corp.                                     85,200           2,061
The St. Paul Travelers Cos., Inc.                         54,550           2,498
Torchmark Corp.                                           10,600             641
Transatlantic Holdings, Inc.                               6,437             378
United Fire & Casualty Co.                                 1,000              30
Unitrin, Inc.                                              5,600             224
UnumProvident Corp.                                       23,914             388
USI Holdings Corp. *                                       4,500              56
W. R. Berkley Corp.                                       22,950             826
Wesco Financial Corp.                                        200              79
White Mountains Insurance Group Ltd.                         200              98
XL Capital Ltd., Class A                                   5,700             363
Zenith National Insurance Corp.                            3,400             136
                                                                     -----------
                                                                          69,227
MATERIALS 3.1%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                          2,300              50
A.M. Castle & Co.                                          1,500              50
AEP Industries, Inc. *                                       400              18
Air Products & Chemicals, Inc.                            17,700           1,132
Airgas, Inc.                                               5,000             181
AK Steel Holding Corp. *                                   9,527             123
Albemarle Corp.                                            4,500             227
Alcoa, Inc.                                               68,664           2,056
Aleris International, Inc. *                               2,459             101
Allegheny Technologies, Inc.                               7,700             492
Aptargroup, Inc.                                           2,200             113
Arch Chemicals, Inc.                                       2,700              96
Ashland, Inc.                                              5,500             366
Ball Corp.                                                 8,200             314
Bemis Co.                                                  6,400             196

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Bowater, Inc. (a)                                          2,300              47
Brush Engineered Materials, Inc. *                         3,600              83
Buckeye Technologies, Inc. *                               1,200               9
Cabot Corp.                                                5,200             173
Carpenter Technology Corp.                                 2,500             246
Celanese Corp.                                             5,000              96
Century Aluminum Co. *                                     3,100              96
Chaparral Steel Co. *                                      1,000              70
Chemtura Corp.                                            16,927             146
Chesapeake Corp.                                           1,000              14
Commercial Metals Co.                                      9,000             204
Crown Holdings, Inc. *                                    10,400             173
Cytec Industries, Inc.                                     3,600             192
Deltic Timber Corp.                                          700              35
E.I. du Pont de Nemours & Co.                             78,195           3,101
Eagle Materials, Inc.                                      4,143             149
Eastman Chemical Co.                                       5,600             278
Ecolab, Inc.                                              21,500             926
Ferro Corp.                                                4,200              68
Florida Rock Industries, Inc.                              5,987             228
FMC Corp.                                                  3,100             191
Freeport-McMoran Copper & Gold, Inc., Class B             16,000             873
Georgia Gulf Corp.                                         3,300              84
Gibraltar Industries, Inc.                                 2,500              69
Glamis Gold Ltd. *                                        11,100             409
Greif, Inc., Class A                                       3,700             256
H.B. Fuller Co.                                            2,000              80
Hawkins, Inc.                                              1,900              25
Headwaters, Inc. (a)*                                      2,500              58
Hercules, Inc. *                                           8,500             118
International Flavors & Fragrances, Inc.                   4,400             163
International Paper Co.                                   39,304           1,349
Kronos Worldwide, Inc.                                     2,560              73
LESCO, Inc. *                                                500               4
Louisiana-Pacific Corp.                                    8,300             166
Lubrizol Corp.                                             5,400             231
Lyondell Chemical Co.                                     19,930             444
MacDermid, Inc.                                            3,800             103
Martin Marietta Materials, Inc.                            4,200             338
Mascotech, Inc. (Escrow Shares) (b)*                       1,100              --
Material Sciences Corp. *                                  4,000              38
MeadWestvaco Corp.                                        14,474             378
Meridian Gold, Inc. *                                      6,600             178
Minerals Technologies, Inc.                                  600              30
Mod-Pac Corp. *                                              500               5
Monsanto Co.                                              43,290           1,861
Myers Industries, Inc.                                     2,580              43
Nalco Holding Co. *                                       11,100             187
Neenah Paper, Inc.                                         1,231              36
NewMarket Corp.                                            2,000             100
Newmont Mining Corp.                                      32,251           1,652
NL Industries, Inc. (a)                                    5,300              51
NN, Inc.                                                   1,800              23
Nucor Corp.                                               27,000           1,436
Olin Corp.                                                 4,820              77
OM Group, Inc. *                                           2,400              84
Omnova Solutions, Inc. *                                   3,400              20
Owens-Illinois, Inc. *                                    16,200             245
Packaging Corp. of America                                 8,500             195
Pactiv Corp. *                                            12,400             304
Penford Corp.                                              2,700              43
Peregrine Systems, Inc. (b)*                               7,015              --
Phelps Dodge Corp.                                        14,660           1,280
PolyOne Corp. *                                            3,200              27
PPG Industries, Inc.                                      13,900             855
Praxair, Inc.                                             25,700           1,409
Quanex Corp.                                               5,625             204
Reliance Steel & Aluminum Co.                              8,500             305
Rock-Tennessee Co., Class A                                1,500              26
Rohm & Haas Co.                                           26,753           1,234
Royal Gold, Inc. (a)                                       2,200              65
RPM International, Inc.                                    9,600             180
RTI International Metals, Inc. *                           1,500              69
Schnitzer Steel Industries, Inc., Class A                  1,650              56
Schweitzer-Mauduit International, Inc.                     2,300              47
Sealed Air Corp.                                           6,000             283
Sensient Technologies Corp.                                2,300              46
Sigma-Aldrich Corp.                                        6,300             438
Silgan Holdings, Inc.                                      5,800             215
Smurfit-Stone Container Corp. *                           16,900             171
Sonoco Products Co.                                        4,100             133
Southern Copper Corp. (a)                                  5,400             521
Spartech Corp.                                             4,200              97
Steel Dynamics, Inc.                                       3,500             203
Stepan Co.                                                 1,200              36
Stillwater Mining Co. *                                    7,133              83
Stone & Webster, Inc. (b)*                                   700              --
Symyx Technologies, Inc. *                                 3,800              94
Temple-Inland, Inc.                                        8,800             374
Texas Industries, Inc.                                     1,000              49
The Dow Chemical Co.                                      78,766           2,724
The Mosaic Co. (a)*                                       29,500             463
The Scotts Miracle-Gro Co., Class A                        5,600             220
Titanium Metals Corp. *                                    7,200             208
Tronox, Inc., Class B                                      1,951              26
United States Steel Corp.                                  9,900             624
Valhi, Inc.                                                8,600             221
Valspar Corp.                                              8,400             207
Vulcan Materials Co.                                       9,400             629
Wausau-Mosinee Paper Corp.                                 4,700              58
Westlake Chemical Corp.                                    5,100             140
Weyerhaeuser Co.                                          18,250           1,071
Worthington Industries, Inc.                               7,200             147
                                                                     -----------
                                                                          39,107
MEDIA 3.8%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                                1,000              16
Acme Communications, Inc. *                                1,900              10
ACT Teleconferencing, Inc. *                               1,100              --
Adelphia Communications, Class A *                         6,301              --
Advo, Inc.                                                 4,050             147
Arbitron, Inc.                                             2,120              78
Belo Corp., Class A                                        9,400             152

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Cablevision Systems Corp., Class A *                      21,100             469
Cadmus Communications Corp.                                3,900              69
Carmike Cinemas, Inc. (a)                                  2,500              53
Catalina Marketing Corp.                                   5,900             172
CBS Corp., Class B                                        72,006           1,975
Citadel Broadcasting Co.                                   2,500              23
Clear Channel Communications, Inc.                        49,721           1,439
Clear Channel Outdoor Holdings, Inc., Class A *           20,400             419
Comcast Corp. (a)*                                        42,800           1,467
Comcast Corp., Class A *                                 151,336           5,203
Cox Radio, Inc., Class A *                                 4,600              67
Crown Media Holdings, Inc., Class A *                      6,000              24
Cumulus Media, Inc., Class A (a)*                          4,351              41
Daily Journal Corp. *                                        500              19
Discovery Holding Co., Class A (a)*                       22,323             297
Dow Jones & Co., Inc.                                      6,500             228
DreamWorks Animation SKG, Inc., Class A *                  2,800              59
EchoStar Communications Corp., Class A *                  37,700           1,321
Emak Worldwide, Inc. *                                       500               2
Emmis Communications Corp., Class A *                        713              11
Entercom Communications Corp.                              3,000              76
Entravision Communications Corp. *                         5,000              39
Gannett Co., Inc.                                         19,500           1,016
Gemstar -- TV Guide International, Inc. *                 21,160              61
Getty Images, Inc. *                                       4,600             215
Gray Television, Inc.                                      5,600              38
Harte-Hanks, Inc.                                          8,100             198
Hearst-Argyle Television, Inc.                             3,700              74
Interactive Data Corp. *                                  20,700             389
Interpublic Group of Cos., Inc. (a)*                      34,537             283
John Wiley & Sons, Inc., Class A                           6,300             208
Journal Communications, Inc., Class A                      7,500              79
Journal Register Co.                                       3,200              24
Lakes Entertainment, Inc. *                                1,800              16
Lamar Advertising Co., Class A *                           9,200             451
Lee Enterprises, Inc.                                      2,500              62
Liberty Global, Inc., Class A *                           12,575             275
Liberty Global, Inc., Class C *                           12,601             267
Liberty Media Holding Corp. - Capital *                   11,161             911
Lin TV Corp., Class A *                                    3,300              22
Live Nation, Inc. *                                        6,215             130
Martha Stewart Living Omnimedia, Class A (a)*              3,900              66
McClatchy Co., Class A                                     8,416             357
McGraw-Hill Cos., Inc.                                    34,600           1,948
Media General, Inc., Class A                               2,000              73
Mediacom Communications Corp., Class A *                   7,600              48
Meredith Corp.                                             3,800             179
New York Times Co., Class A (a)                           13,200             293
News Corp., Class A                                      253,950           4,886
Nexstar Broadcasting Group, Inc., Class A *                4,500              18
NTL, Inc.                                                 15,000             343
Omnicom Group, Inc.                                       16,800           1,487
Pegasus Communications Corp., Class A *                    6,320              18
Playboy Enterprises, Inc., Class B *                       4,500              44
ProQuest Co. *                                             1,700              20
R.H. Donnelley Corp. *                                     2,966             155
Radio One, Inc., Class A (a)*                              9,500              68
Radio Unica Communications (b)*                              300              --
Readers Digest Association, Inc., Class A                  7,300             100
Regal Entertainment Group, Class A (a)                     4,200              83
Salem Communications Corp., Class A *                        900              11
Scholastic Corp. *                                         2,200              63
Sinclair Broadcast Group, Inc., Class A                    4,800              40
Sirius Satellite Radio, Inc. *                             2,600              11
Sun-Times Media Group, Inc., Class A (a)                   7,300              59
The DIRECTV Group, Inc. *                                101,476           1,730
The E.W. Scripps Co., Class A                             12,000             513
The Walt Disney Co.                                      195,410           5,802
Time Warner, Inc.                                        367,052           6,056
Tivo, Inc. *                                               4,500              30
Tribune Co. (a)                                           26,900             799
Triple Crown Media, Inc. *                                   560               4
Univision Communications, Inc., Class A *                 25,510             852
Valassis Communications, Inc. *                            3,700              76
Value Line, Inc.                                             300              12
Viacom, Inc., Class B *                                   66,506           2,318
Warner Music Group Corp.                                  11,700             285
Washington Post, Class B                                     600             463
Westwood One, Inc.                                         7,200              48
World Wrestling Entertainment, Inc.                        4,900              80
XM Satellite Radio Holdings, Inc., Class A *              15,300             177
                                                                     -----------
                                                                          48,210
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
aaiPharma, Inc. (b)*                                       4,300              --
Abbott Laboratories                                      125,705           6,005
Accelrys, Inc. *                                           1,300               8
Adolor Corp. *                                             1,700              41
Affymetrix, Inc. *                                         4,900             106
Albany Molecular Research, Inc. *                          1,600              14
Alkermes, Inc. *                                           3,100              53
Allergan, Inc.                                            13,234           1,427
Alpharma, Inc., Class A                                    3,700              84
Amgen, Inc. *                                            103,268           7,202

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Amylin Pharmaceuticals, Inc. (a)*                          2,300             112
Andrx Corp. *                                              6,400             153
Antigenics, Inc. (a)*                                      1,400               2
Aphton Corp. *                                               800              --
Applera Corp. - Celera Genomics Group *                    5,600              76
Applied Biosystems Group - Applera Corp.                  16,500             530
Arena Pharmaceuticals, Inc. *                                800               8
ArQule, Inc. *                                             8,800              45
AVANIR Pharmaceuticals, Class A (a)*                         475               3
Avigen, Inc. *                                               900               5
Barr Pharmaceuticals, Inc. *                               8,781             437
Bio-Rad Laboratories, Inc., Class A *                      3,000             198
BioCryst Pharmaceuticals, Inc. *                           1,400              16
Biogen Idec, Inc. *                                       28,125           1,185
BioMarin Pharmaceuticals, Inc. *                           1,800              26
BioVeris Corp. *                                           3,800              30
Bradley Pharmaceuticals, Inc. *                            1,700              17
Bristol-Myers Squibb Co.                                 153,750           3,685
Bruker BioSciences Corp. *                                 2,100              12
Caliper Life Sciences, Inc. *                                700               3
Cambrex Corp.                                              3,400              72
Celgene Corp. (a)*                                        27,000           1,293
Cell Genesys, Inc. *                                       1,500               7
Cephalon, Inc. (a)*                                        3,500             230
Charles River Laboratories, Inc. *                         6,416             228
CNS, Inc.                                                  5,000             114
CollaGenex Pharmaceuticals, Inc. *                         3,000              26
Connetics Corp. *                                          3,400              33
Covance, Inc. *                                            5,800             370
Cubist Pharmaceuticals, Inc. *                             1,900              44
CuraGen Corp. *                                            2,100               6
CV Therapeutics, Inc. (a)*                                 1,100              13
CYTOGEN Corp. *                                              230               1
Dendreon Corp. *                                           1,400               6
Digene Corp. *                                             1,400              59
Dionex Corp. *                                             1,200              66
Diversa Corp. *                                            1,100              10
Durect Corp. *                                             2,000               6
Dyax Corp. *                                               2,000               6
Eli Lilly & Co.                                           92,400           5,246
Embrex, Inc. *                                             1,300              12
Emisphere Technologies, Inc. (a)*                            800               6
Encysive Pharmaceuticals, Inc. *                           2,600              10
Endo Pharmaceutical Holdings, Inc. *                      10,500             326
Entremed, Inc. *                                           1,200               2
Enzo Biochem, Inc. *                                       1,781              23
Enzon Pharmaceuticals, Inc. *                              4,400              35
Epicept Corp. (a)*                                           489               1
eResearch Technology, Inc. (a)*                            5,625              48
Exelixis, Inc. *                                           1,800              16
Fisher Scientific International, Inc. *                    8,876             658
Forest Laboratories, Inc. *                               27,500           1,274
Gene Logic, Inc. *                                         1,300               2
Genentech, Inc. *                                         83,300           6,732
Genzyme Corp. *                                           20,732           1,416
Geron Corp. *                                              1,000               6
Gilead Sciences, Inc. *                                   35,420           2,178
Harvard Bioscience, Inc. *                                   500               2
Human Genome Sciences, Inc. *                              5,100              50
ICOS Corp. *                                               2,700              62
Illumina, Inc. *                                           1,500              57
ImClone Systems, Inc. (a)*                                 6,935             225
ImmunoGen, Inc. *                                          1,500               5
Immunomedics, Inc. (a)*                                    2,400               5
Impax Laboratories, Inc. *                                 1,600               8
Incyte Corp. *                                             2,600              11
Indevus Pharmaceuticals, Inc. *                            1,800               9
Inspire Pharmaceuticals, Inc. *                            1,300               6
InterMune, Inc. *                                          1,100              18
Invitrogen Corp. *                                         3,629             224
Isis Pharmaceuticals, Inc. *                               1,900              11
Johnson & Johnson                                        246,370          15,410
Kendle International, Inc. *                               2,700              78
King Pharmaceuticals, Inc. *                              18,516             315
Kos Pharmaceuticals, Inc. *                                3,200             132
Kosan Biosciences, Inc. *                                  2,500               9
KV Pharmaceutical Co., Class A *                           2,700              51
Lexicon Genetics, Inc. *                                   6,900              30
Ligand Pharmaceuticals, Inc., Class B *                    2,300              21
Luminex Corp. *                                              800              14
Matrixx Initiatives, Inc. *                                1,700              26
Maxygen, Inc. *                                            1,500              12
Medarex, Inc. *                                            3,000              28
Medicis Pharmaceutical Corp., Class A                      3,400              94
MedImmune, Inc. *                                         19,875             504
Merck & Co., Inc.                                        183,552           7,392
MGI Pharma, Inc. (a)*                                      3,932              57
Millennium Pharmaceuticals, Inc. *                        25,856             254
Millipore Corp. (a)*                                       5,100             319
Molecular Devices Corp. *                                  3,200              74
Mylan Laboratories, Inc.                                  21,900             481
Myogen, Inc. *                                             2,500              77
Myriad Genetics, Inc. (a)*                                 1,400              34
Nabi Biopharmaceuticals *                                  2,800              14
Nanogen, Inc. *                                            1,500               3
Nektar Therapeutics *                                      2,200              36
Neose Technologies, Inc. *                                   500               1
Neurocrine Biosciences, Inc. *                             1,400              13
Neurogen Corp. *                                             800               4
Northfield Laboratories, Inc. *                            1,100              13
Noven Pharmaceuticals, Inc. *                              1,800              36
NPS Pharmacuticals, Inc. *                                 1,000               4
Nuvelo, Inc. *                                               300               5
Onyx Pharmaceuticals, Inc. (a)*                            1,800              28
Orchid Cellmark, Inc. *                                      280               1
OSI Pharmaceuticals, Inc. (a)*                             1,998              67
OXiGENE, Inc. *                                              900               3
Pain Therapeutics, Inc. *                                  2,600              22
Par Pharmaceutical Cos, Inc. *                             1,900              29
Parexel International Corp. *                              2,400              71
PDL BioPharma, Inc. *                                      4,100              74
PerkinElmer, Inc.                                         11,477             207
Perrigo Co.                                                7,300             116

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Pfizer, Inc.                                             610,192          15,859
Pharmaceutical Product Development, Inc. (PPD)            10,000             385
Pharmacopeia Drug Discovery, Inc. *                          650               3
Pharmacyclics, Inc. *                                      1,100               4
Pharmion Corp. *                                           2,500              43
POZEN, Inc. *                                              1,300              10
Praecis Pharmaceuticals, Inc. *                              320               1
Regeneron Pharmaceuticals, Inc. *                          1,900              26
Sangamo BioSciences, Inc. *                                1,200               6
Savient Pharmaceuticals, Inc. *                            2,300              14
Schering-Plough Corp.                                    121,750           2,489
Sciele Pharma, Inc. *                                      3,400              69
Sepracor, Inc. *                                           6,600             326
SFBC International, Inc. *                                 1,500              24
SuperGen, Inc. *                                             900               3
Tanox, Inc. (a)*                                           4,900              70
Techne Corp. *                                             3,800             189
The Medicines Co. *                                        1,700              36
Thermo Electron Corp. *                                   19,550             724
Third Wave Technologies, Inc. *                            1,800               5
Titan Pharmaceuticals, Inc. *                                800               1
Trimeris, Inc. *                                             500               5
Tripos, Inc. *                                             6,000              12
Valeant Pharmaceuticals International                      7,900             136
Varian, Inc. *                                             5,800             261
Ventana Medical Systems, Inc. *                            2,400             112
Vertex Pharmaceuticals, Inc. *                             3,144             105
Vical, Inc. *                                              1,600               8
ViroPharma, Inc. *                                         1,000               8
Waters Corp. *                                             8,700             354
Watson Pharmaceuticals, Inc. *                             7,732             173
Wyeth                                                    109,400           5,303
ZymoGenetics, Inc. *                                       2,000              38
                                                                     -----------
                                                                          95,718
REAL ESTATE 2.3%
--------------------------------------------------------------------------------
Affordable Residential Communities *                       3,000              33
Alexander's, Inc. *                                          700             192
Alexandria Real Estate Equities, Inc.                      2,500             236
AMB Property Corp.                                         7,300             383
American Financial Realty Trust                            8,500              98
American Home Mortgage Investment Corp.                    4,500             157
American Land Lease, Inc.                                  1,700              39
American Mortgage Acceptance Co.                           1,500              23
American Realty Investors, Inc. *                          1,037               9
Annaly Mortgage Management, Inc.                           9,400             120
Anthracite Capital, Inc.                                   4,900              60
Anworth Mortgage Asset Corp.                               1,000               8
Apartment Investment & Management Co., Class A             7,400             356
Archstone-Smith Trust                                     15,285             802
AvalonBay Communities, Inc.                                6,100             713
Boston Properties, Inc.                                    9,900             972
Brandywine Realty Trust                                    7,363             233
BRE Properties, Class A                                    5,000             293
Brookfield Properties Corp.                                1,800              60
Camden Property Trust                                      2,300             176
CapitalSource, Inc.                                        6,900             163
Capstead Mortgage Corp.                                    2,240              16
CB Richard Ellis Group, Inc., Class A *                   13,500             318
CBL & Associates Properties, Inc.                          4,400             172
Colonial Properties Trust                                  2,567             123
Commercial Net Lease Realty                                3,320              69
Consolidated-Tomoka Land Co.                                 900              54
Corporate Office Properties Trust SBI (a)                  3,500             158
Correctional Properties Trust                              1,600              41
Cousins Properties, Inc.                                   5,200             165
Crescent Real Estate Equity Co.                            7,400             144
Developers Diversified Realty Corp.                        7,612             402
Duke Realty Corp.                                         12,990             484
EastGroup Properties, Inc.                                   900              42
Entertainment Properties Trust                             2,200              94
Equity Inns, Inc.                                          2,700              43
Equity Lifestyle Properties, Inc.                          3,000             129
Equity Office Properties Trust (a)                        32,738           1,241
Equity One, Inc.                                           6,600             144
Equity Residential (a)                                    24,700           1,149
Essex Property Trust, Inc.                                 2,600             304
Federal Realty Investment Trust                            5,200             377
FelCor Lodging Trust, Inc.                                 5,700             125
First Industrial Realty Trust                              2,600             105
Forest City Enterprises, Inc., Class A                    10,400             519
Friedman, Billings, Ramsey Group, Inc., Class A (a)       12,080             111
General Growth Properties, Inc.                           20,460             934
Getty Realty Corp.                                         2,000              57
Glenborough Realty Trust, Inc.                             2,400              53
Glimcher Realty Trust (a)                                  3,800              90
Global Signal, Inc.                                        5,000             228
Health Care Property Investors, Inc.                      10,648             292
Health Care REIT, Inc.                                     5,200             188
Healthcare Realty Trust, Inc.                              4,900             162
Heritage Property Investment Trust, Inc.                   4,000             144
Highwoods Properties, Inc.                                 5,600             209
Home Properties, Inc. (a)                                  2,500             139
Hospitality Properties Trust                               6,000             261
Host Hotels & Resorts, Inc.                               39,254             833
HRPT Properties Trust                                     13,500             159
IMPAC Mortgage Holdings, Inc.                              4,800              52
Inland Real Estate Corp.                                   5,500              89
Innkeepers USA Trust                                       1,500              25
iStar Financial, Inc.                                      9,390             373
Jones Lang LaSalle, Inc.                                   2,300             188
Kilroy Realty Corp.                                        1,800             133
Kimco Realty Corp.                                        18,700             734
LaSalle Hotel Properties                                   3,500             145

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Lexington Corp. Properties Trust                           3,000              60
Liberty Media Holding Corp. - Capital                      8,300             389
LTC Properties, Inc.                                       2,800              62
Mack-Cali Realty Corp.                                     5,900             285
Maguire Properties, Inc.                                   3,000             112
MFA Mortgage Investments, Inc.                             5,500              38
Mid-America Apartment Communities, Inc.                    2,500             143
Move, Inc. *                                               5,020              22
National Health Investors, Inc.                            3,100              78
National Health Realty, Inc.                               2,300              43
Nationwide Health Properties, Inc.                         5,100             121
New Century Financial Corp. (a)                            3,600             157
New Plan Excel Realty Trust                                8,500             220
Newcastle Investment Corp.                                 2,200              57
Novastar Financial, Inc. (a)                               2,000              69
Omega Healthcare Investors, Inc.                           2,784              37
Pan Pacific Retail Properties, Inc.                        2,201             152
Parkway Properties, Inc.                                     500              23
Pennsylvania Real Estate Investment Trust                  2,500              98
Plum Creek Timber Co., Inc.                               15,047             513
PMC Commercial Trust                                       1,500              19
Post Properties, Inc.                                      2,200             106
Potlatch Corp.                                             2,753              95
ProLogis                                                  20,854           1,154
PS Business Parks, Inc.                                    3,000             180
Public Storage, Inc.                                      10,900             875
RAIT Investment Trust                                      3,300              93
Ramco-Gershenson Properties                                1,400              41
Rayonier, Inc.                                             2,388              95
Realty Income Corp.                                        4,600             105
Reckson Associates Realty Corp.                            5,300             236
Redwood Trust, Inc. (a)                                    2,500             119
Regency Centers Corp.                                      5,700             366
Saul Centers, Inc.                                         2,100              84
Saxon Capital, Inc.                                        3,500              40
Senior Housing Properties Trust                            4,950              92
Shelbourne Properties I (b)*                                 500               5
Shelbourne Properties III (b)*                               500               3
Shurgard Storage Centers, Inc., Class A                    4,500             297
Simon Property Group, Inc.                                18,574           1,589
SL Green Realty Corp.                                      4,200             480
Sovran Self Storage, Inc. (a)                                800              41
Sun Communities, Inc.                                      3,000              96
Tanger Factory Outlet Centers, Inc.                        1,600              53
Taubman Centers, Inc.                                      4,100             170
Tejon Ranch Co. *                                            674              28
The Macerich Co.                                           5,200             378
The Mills Corp.                                            5,400             125
The St. Joe Co. (a)                                        5,300             238
Thornburg Mortgage, Inc. (a)                               7,800             200
Trammell Crow Co. *                                        2,800              97
Trizec Properties, Inc.                                   12,700             365
Trustreet Properties, Inc.                                 1,000              13
UMH Properties, Inc.                                       1,600              25
United Dominion Realty Trust, Inc.                         9,400             262
Universal Health Realty Income                               900              29
Urstadt Biddle Properties, Inc.                              500               8
Urstadt Biddle Properties, Inc., Class A                   1,000              17
Ventas, Inc.                                               5,800             207
Vornado Realty Trust                                      10,500           1,098
Washington Real Estate Investment Trust                    3,100             115
Weingarten Realty Investment                               7,975             319
Wellsford Real Properties, Inc. *                          1,400              10
                                                                     -----------
                                                                          29,790
RETAILING 3.8%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                     3,066              32
Aaron Rents, Inc.                                          3,750              91
Aaron Rents, Inc., Class A                                 2,175              48
Abercrombie & Fitch Co., Class A                           8,300             440
Advance Auto Parts, Inc.                                   9,540             289
Advanced Marketing Services, Inc. *                        2,400               9
Aeropostale, Inc. *                                        4,400             122
Amazon.com, Inc. *                                        33,700             906
America's Car-Mart, Inc. *                                 3,750              58
American Eagle Outfitters, Inc.                           12,100             398
AnnTaylor Stores Corp. *                                   9,825             403
Asbury Automotive Group, Inc. *                            4,100              82
Audiovox Corp. *                                           1,600              20
AutoNation, Inc. (a)*                                     21,600             426
AutoZone, Inc. *                                           6,100             536
Barnes & Noble, Inc.                                       7,400             248
Bed, Bath & Beyond, Inc. *                                23,700             793
Best Buy Co., Inc.                                        39,225           1,778
Big Lots, Inc. *                                          11,100             179
Blockbuster, Inc., Class A (a)*                            6,900              28
Borders Group, Inc.                                        5,700             108
Building Material Holding Corp. (a)                        8,000             171
Cabela's, Inc., Class A (a)*                               3,500              65
CarMax, Inc. *                                             3,923             137
Charming Shoppes, Inc. *                                   7,700              79
Chico's FAS, Inc. *                                       13,300             301
Christopher & Banks Corp.                                  2,900              82
Circuit City Stores, Inc.                                 16,500             404
Claire's Stores, Inc.                                     16,000             401
Coldwater Creek, Inc. *                                    8,502             169
CSK Auto Corp. *                                           3,500              42
Deb Shops, Inc.                                            1,600              38
Dick's Sporting Goods, Inc. *                              3,000             109
Dillard's, Inc., Class A                                   5,500             165
Dollar General Corp. (a)                                  27,775             373
Dollar Tree Stores, Inc. *                                 8,650             230
Dress Barn, Inc. (a)*                                      6,000             130
Duckwall-ALCO Stores, Inc. *                               1,800              63
eBay, Inc. *                                             110,848           2,668
Expedia, Inc. *                                           31,345             420
Family Dollar Stores, Inc.                                12,700             289
Federated Department Stores, Inc.                         42,952           1,508
Finlay Enterprises, Inc. *                                 1,000               8
Foot Locker, Inc.                                         14,100             383
GameStop Corp., Class A *                                  1,524              63
Genesco, Inc. *                                            4,300             116
Genuine Parts Co.                                         13,500             562

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Group 1 Automotive, Inc.                                   1,400              86
Guess?, Inc. *                                             2,700             115
Guitar Center, Inc. *                                      1,700              72
Handleman Co.                                              6,600              47
Hibbett Sporting Goods, Inc. *                             3,543              70
Hollywood Media Corp. *                                    1,100               4
Home Depot, Inc.                                         170,200           5,908
IAC/InterActiveCorp. *                                    31,345             743
J.C. Penney Co., Inc.                                     22,400           1,410
Keystone Automotive Industries, Inc. *                     1,800              77
Kohl's Corp. *                                            25,800           1,461
Liberty Media Holding Corp. - Interactive *               55,809             919
Limited Brands, Inc.                                      31,520             793
Lithia Motors, Inc., Class A                                 700              20
Lowe's Cos., Inc. (a)                                    127,400           3,612
Michael's Stores, Inc.                                     9,800             416
Midas, Inc. *                                              1,300              22
Monro Muffler Brake, Inc.                                  1,050              33
NetFlix, Inc. (a)*                                         6,000             124
Nordstrom, Inc.                                           20,600             707
O'Reilly Automotive, Inc. *                                4,400             125
Office Depot, Inc. *                                      26,000             937
OfficeMax, Inc.                                            6,400             263
Pacific Sunwear of California, Inc. *                      7,475             125
Payless Shoesource, Inc. *                                 5,906             153
PETCO Animal Supplies, Inc. *                              5,000             140
PETsMART, Inc.                                            11,100             262
Pomeroy IT Solutions, Inc. *                               2,100              15
Priceline.com, Inc. (a)*                                   3,983             107
RadioShack Corp. (a)                                      10,700             173
Rent-A-Center, Inc. *                                      5,250             141
Rent-Way, Inc. (a)*                                        3,200              26
REX Stores Corp. *                                         1,875              26
Ross Stores, Inc.                                         13,400             334
Saks, Inc. *                                              16,900             273
Sears Holdings Corp. *                                    12,885           1,768
Select Comfort Corp. (a)*                                  4,500              91
Shoe Carnival, Inc. *                                      1,200              26
Sonic Automotive, Inc.                                     1,400              32
Source Interlink Cos., Inc. *                              5,000              58
Spiegel, Inc., Class A (b)*                                5,000              --
Stage Stores, Inc.                                         1,800              53
Staples, Inc.                                             61,800           1,336
Stein Mart, Inc.                                           3,800              49
Talbots, Inc.                                              5,700             118
Target Corp.                                              69,800           3,205
The Buckle, Inc.                                           3,500             139
The Cato Corp., Class A                                    4,300             105
The Children's Place Retail Stores, Inc. *                 1,800             100
The Finish Line, Class A                                   3,600              44
The Gap, Inc.                                             73,900           1,282
The Gymboree Corp. *                                       2,500              84
The Men's Wearhouse, Inc.                                  3,600             112
The Pantry, Inc. *                                         1,000              49
The Sherwin-Williams Co.                                  13,000             658
The Sportsman's Guide, Inc. *                              7,500             231
The TJX Cos., Inc.                                        40,400             985
Tiffany & Co.                                             11,500             363
Tractor Supply Co. *                                       4,000             183
Trans World Entertainment Corp. *                          1,500               8
Tuesday Morning Corp. (a)                                  2,500              36
Tween Brands, Inc. *                                       1,742              65
Tweeter Home Entertainment Group, Inc. *                   1,100               4
United Auto Group, Inc.                                    2,000              43
Urban Outfitters, Inc. *                                  12,800             187
ValueVision Media, Inc., Class A *                         1,400              15
Williams-Sonoma, Inc.                                      9,200             293
Winmark Corp. *                                            1,200              30
Zale Corp. *                                               5,020             129
                                                                     -----------
                                                                          47,590
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.5%
--------------------------------------------------------------------------------
Actel Corp. *                                              1,100              15
ADE Corp. *                                                3,100             100
Advanced Energy Industries, Inc. *                         3,900              50
Advanced Micro Devices, Inc. *                            34,200             663
Agere Systems, Inc. *                                     15,011             219
Alliance Semiconductor Corp. *                             1,200               3
Altera Corp. *                                            30,400             526
AMIS Holdings, Inc. *                                      2,500              23
Amkor Technology, Inc. *                                  14,400              89
Anadigics, Inc. *                                          1,150               6
Analog Devices, Inc.                                      30,200             976
Applied Materials, Inc.                                  139,098           2,189
Applied Micro Circuits Corp. *                            25,238              65
Asyst Technologies, Inc. *                                 1,700              12
Atmel Corp. *                                             37,900             182
ATMI, Inc. *                                               1,400              37
Axcelis Technologies, Inc. *                               7,044              39
AXT, Inc. *                                                  800               2
Broadcom Corp., Class A *                                 40,700             976
Brooks Automation, Inc. *                                  5,585              63
Cabot Microelectronics Corp. *                               660              20
Centillium Communications, Inc. *                          1,000               3
CEVA, Inc. *                                                 433               2
Cirrus Logic, Inc. *                                       3,800              27
Cohu, Inc.                                                 1,100              17
Conexant Systems, Inc. *                                  37,546              67
Credence Systems Corp. *                                   1,700               5
Cree, Inc. (a)*                                            6,000             118
Cymer, Inc. *                                              4,200             164
Cypress Semiconductor Corp. (a)*                           8,500             129
Diodes, Inc. *                                             4,275             153
DSP Group, Inc. *                                          3,300              79
Electroglas, Inc. *                                          900               3
EMCORE Corp. *                                             1,500              11
Entegris, Inc. *                                          10,199              96
ESS Technology, Inc. *                                     2,100               4
Exar Corp. *                                               3,300              43
Fairchild Semiconductor International, Inc. *              8,600             141
FEI Co. (a)*                                               1,500              33
FormFactor, Inc. *                                         2,500             107

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Freescale Semiconductor, Inc., Class B *                  31,360             894
FSI International, Inc. *                                  1,300               8
HI/FN, Inc. *                                                800               4
Ibis Technology Corp. *                                      800               2
Integrated Device Technology, Inc. *                      11,220             174
Integrated Silicon Solutions, Inc. *                       3,400              18
Intel Corp.                                              483,832           8,709
International Rectifier Corp. *                            6,600             235
Intersil Corp., Class A                                   12,364             291
IXYS Corp. *                                                 900               8
KLA-Tencor Corp.                                          15,000             633
Kopin Corp. *                                              2,500               8
Kulicke & Soffa Industries, Inc. *                         4,400              33
Lam Research Corp. *                                      11,600             482
Lattice Semiconductor Corp. *                              4,600              27
Linear Technology Corp.                                   25,000             809
LSI Logic Corp. *                                         29,964             246
LTX Corp. *                                                1,900              10
Marvell Technology Group Ltd. *                           27,400             508
Mattson Technology, Inc. *                                 4,100              33
Maxim Integrated Products, Inc.                           25,453             748
MEMC Electronic Materials, Inc. *                         16,300             496
Micrel, Inc. *                                             6,800              73
Microchip Technology, Inc.                                16,475             531
Micron Technology, Inc. *                                 52,699             822
Microsemi Corp. *                                          7,652             194
Mindspeed Technologies, Inc. *                             7,598              14
MIPS Technologies, Inc. *                                  1,100               7
MKS Instruments, Inc. *                                    4,300              89
MoSys, Inc. *                                              1,200               9
Nanometrics, Inc. *                                          300               3
National Semiconductor Corp.                              29,200             679
Novellus Systems, Inc. *                                  11,171             283
NVIDIA Corp. *                                            28,000             620
OmniVision Technologies, Inc. *                            4,800              91
ON Semiconductor Corp. *                                  21,000             132
Pericom Semiconductor Corp. *                                600               5
Photronics, Inc. *                                         3,900              54
Pixelworks, Inc. *                                         4,100               9
PLX Technology, Inc. *                                     1,300              12
PMC - Sierra, Inc. *                                       8,800              45
Power Integrations, Inc. *                                 1,400              22
QuickLogic Corp. *                                           900               3
Rambus, Inc. *                                             8,200             145
RF Micro Devices, Inc. *                                  13,700              84
Rudolph Technologies, Inc. *                               1,318              18
Semitool, Inc. *                                           4,300              38
Semtech Corp. *                                            6,000              77
Silicon Image, Inc. *                                      6,500              69
Silicon Laboratories, Inc. *                               5,000             185
Silicon Storage Technology, Inc. *                         7,000              28
Sipex Corp. *                                              1,600               5
SiRF Technology Holdings, Inc. (a)*                        3,500              67
Skyworks Solutions, Inc. *                                 5,689              25
Standard Microsystems Corp. *                              3,600              96
Supertex, Inc. *                                           1,400              47
Teradyne, Inc. *                                          15,559             204
Tessera Technologies, Inc. *                               3,000              94
Texas Instruments, Inc.                                  143,397           4,270
Three-Five Systems, Inc. *                                 1,099              --
Transmeta Corp., Delaware *                                4,500               6
Transwitch Corp. *                                         3,100               5
Trident Microsystems, Inc. *                               5,000              86
Triquint Semiconductor, Inc. *                             5,310              25
Ultratech, Inc. *                                          1,300              20
Varian Semiconductor Equipment Associates, Inc. *          2,250              71
Veeco Instruments, Inc. *                                  3,500              78
Virage Logic Corp. *                                       1,400              12
Vitesse Semiconductor Corp. (a)*                           6,986               7
Xilinx, Inc.                                              27,600             560
Zoran Corp. *                                              4,261              68
                                                                     -----------
                                                                          31,920
SOFTWARE & SERVICES 5.8%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                   72,000           2,107
Activision, Inc. *                                        19,866             237
Actuate Corp. *                                            2,300               9
Acxiom Corp.                                              13,300             326
Adobe Systems, Inc. *                                     46,210           1,317
Advent Software, Inc. *                                    4,100             128
Affiliated Computer Services, Inc., Class A *              9,900             504
Agile Software Corp. *                                     4,400              26
Akamai Technologies, Inc. *                                8,938             354
Alliance Data Systems Corp. (a)*                           6,600             339
Altiris, Inc. *                                            2,500              43
Analysts International Corp. *                             2,400               5
Ansoft Corp. *                                             4,600              96
Answerthink, Inc. *                                        1,700               7
Ansys, Inc. *                                              3,400             156
Ariba, Inc. *                                              5,270              41
ARTISTdirect, Inc. *                                       1,000               3
Aspen Technology, Inc. *                                   6,000              73
Autodesk, Inc. *                                          16,800             573
Automatic Data Processing, Inc.                           48,100           2,105
BEA Systems, Inc. *                                       30,400             357
BearingPoint, Inc. *                                       7,100              57
Blackbaud, Inc.                                            3,000              63
BMC Software, Inc. *                                      19,000             445
Borland Software Corp. *                                   3,000              17
Bottomline Technologies, Inc. *                            2,000              15
BroadVision, Inc. *                                        1,090               1
CA, Inc.                                                  47,508             996
CACI International, Inc., Class A *                        2,100             118
Cadence Design Systems, Inc. *                            22,600             366
Captaris, Inc. *                                           2,200              10
Carreker Corp. *                                           3,700              25
Catapult Communications Corp. *                            1,600              16
Ceridian Corp. *                                          19,500             468
CheckFree Corp. *                                          7,900             352
Chordiant Software, Inc. *                                 1,100               3
CIBER, Inc. *                                              1,900              12
Citrix Systems, Inc. *                                    20,000             635
Clarent Corp. *                                            1,545              --
Click Commerce, Inc. (a)*                                    320               5
CNET Networks, Inc. *                                      9,983              84

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Cognizant Technology Solutions Corp., Class A *           10,600             694
Computer Sciences Corp. *                                 16,238             851
Compuware Corp. *                                         19,900             139
Convergys Corp. *                                         10,500             200
Corillian Corp. *                                          2,000               6
Covansys Corp. *                                           5,000              74
CSG Systems International, Inc. *                          5,400             141
Digimarc Corp. *                                           3,500              22
Digital Insight Corp. *                                    2,300              54
Digital River, Inc. *                                      2,100              94
Digitas, Inc. *                                            6,800              56
Divine, Inc. *                                               161              --
DST Systems, Inc. *                                        8,100             456
Dynamics Research Corp. *                                  1,200              16
Earthlink, Inc. *                                         11,850              85
Edgewater Technology, Inc. *                                 767               5
eFunds Corp. *                                             5,002             105
Electronic Arts, Inc. *                                   25,200           1,187
Electronic Data Systems Corp.                             42,100           1,006
eLoyalty Corp. *                                             190               3
Embarcadero Technologies, Inc. *                           2,900              17
Entrust, Inc. *                                            2,800               8
Epicor Software Corp. *                                    4,000              47
EPIQ Systems, Inc. *                                         550               9
Equinix, Inc. (a)*                                         2,565             134
eSPEED, Inc., Class A *                                    3,300              28
Euronet Worldwide, Inc. (a)*                               2,500              64
Factset Research Systems, Inc.                             3,750             165
Fair Isaac Corp.                                           7,744             262
FalconStor Software, Inc. *                                1,200               8
Fidelity National Information Services, Inc.               9,050             323
FileNet Corp. *                                            3,800             121
First Data Corp.                                          62,932           2,571
Firstwave Technologies, Inc. *                             1,000               2
Fiserv, Inc. *                                            15,300             668
Forrester Research, Inc. *                                 4,100             109
Gartner, Inc. *                                           10,300             147
Global Payments, Inc.                                      6,240             265
Google, Inc., Class A *                                   22,900           8,853
GSE Systems, Inc. *                                          424               2
Hewitt Associates, Inc., Class A *                         9,425             212
Hyperion Solutions Corp. *                                 4,275             133
iBEAM Broadcasting Corp. *                                   290              --
iGate Corp. *                                              3,800              16
Informatica Corp. *                                        6,700              94
Inforte Corp. *                                            3,700              15
Infospace, Inc. *                                          3,872              85
infoUSA, Inc. *                                            4,800              46
Innodata Isogen, Inc. *                                    2,400               5
Interactive Intelligence, Inc. *                           1,000              13
Intergraph Corp. *                                         9,700             345
Internet Capital Group, Inc. *                               350               3
Internet Security Systems, Inc. *                          4,600             103
Intervoice, Inc. *                                         1,678              11
Interwoven, Inc. *                                         5,925              56
Intuit, Inc. *                                            33,430           1,032
Iron Mountain, Inc. (a)*                                   9,787             401
j2 Global Communications, Inc. *                           4,000             112
Jack Henry & Associates, Inc.                              6,300             119
JDA Software Group, Inc. *                                 4,500              70
Kana Software, Inc. *                                        528               1
Kanbay International, Inc. *                               3,000              43
Keane, Inc. *                                              3,960              57
Kronos, Inc. *                                             1,875              54
Lawson Software, Inc. *                                    8,000              54
Lightbridge, Inc. *                                        4,700              54
LookSmart, Ltd. *                                            480               1
Macrovision Corp. *                                        3,100              61
Magma Design Automation, Inc. *                            1,700              12
Management Network Group, Inc. *                           2,400               5
Manhattan Associates, Inc. *                               1,300              27
ManTech International Corp., Class A *                     2,500              70
MapInfo Corp. *                                            3,125              36
MAXIMUS, Inc.                                              1,700              46
McAfee, Inc. *                                            14,445             311
Mentor Graphics Corp. *                                    5,700              79
MetaSolv, Inc. *                                           2,800               9
Micros Systems, Inc. *                                    11,000             440
Microsoft Corp. (c)                                      800,850          19,244
MicroStrategy, Inc., Class A *                               856              71
Midway Games, Inc. (a)*                                    5,600              53
Moldflow Corp. *                                             300               4
MoneyGram International, Inc.                              7,500             230
MPS Group, Inc. *                                          8,100             105
MRO Software, Inc. *                                       3,900              82
MSC.Software Corp. *                                       1,800              29
Napster, Inc. *                                              724               2
NAVTEQ Corp. *                                             6,100             172
NetRatings, Inc. *                                         3,000              37
NetScout Systems, Inc. *                                   1,800              12
Novell, Inc. *                                            25,600             166
Nuance Communications, Inc. *                              1,974              18
NYFIX, Inc. *                                                750               3
Onyx Software Corp. *                                        350               2
Openwave Systems, Inc. (a)*                                7,771              51
Opnet Technologies, Inc. *                                 3,600              46
Opsware, Inc. *                                              800               6
Oracle Corp. *                                           434,449           6,504
Parametric Technology Corp. *                              8,680             134
Paychex, Inc.                                             32,400           1,107
Perot Systems Corp., Class A *                             9,100             121
Phoenix Technologies Ltd. *                                1,300               6
PLATO Learning, Inc. *                                     1,433               8
Progress Software Corp. *                                  4,200              95
Quality Systems, Inc. *                                    2,000              66
Quest Software, Inc. *                                     7,700             105
Quovadx, Inc. *                                            2,600               6
Radiant Systems, Inc. *                                    3,800              42
RealNetworks, Inc. *                                      13,300             133
Red Hat, Inc. *                                           14,600             346
Renaissance Learning, Inc. (a)                             2,100              29
RSA Security, Inc. *                                       5,000             138
S1 Corp. *                                                12,930              56

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Saba Software, Inc. *                                      1,349               7
Sabre Holdings Corp., Class A (a)                         12,401             257
Safeguard Scientifics, Inc. *                              3,300               7
Sagent Technology, Inc. *                                  1,500              --
Salesforce.com, Inc. (a)*                                  8,500             218
Sapient Corp. (a)*                                         9,100              44
Secure Computing Corp. *                                   3,200              18
Selectica, Inc. *                                          1,900               5
Sonic Foundry, Inc. *                                        600               1
SonicWALL, Inc. *                                          7,400              74
SPSS, Inc. *                                               3,200              86
SRA International, Inc., Class A *                         5,000             121
Startek, Inc.                                              3,900              52
Stellent, Inc.                                             3,600              34
SumTotal Systems, Inc. *                                     463               3
SupportSoft, Inc. *                                        4,800              17
Sybase, Inc. *                                            19,036             401
Symantec Corp. *                                          93,673           1,627
Synopsys, Inc. *                                          13,684             245
Synplicity, Inc. *                                         1,200               7
Syntel, Inc.                                               2,500              52
Take-Two Interactive Software, Inc. *                      6,000              64
Talx Corp.                                                 3,825              79
TeleCommunication Systems, Inc., Class A (a)*              1,300               3
The BISYS Group, Inc. *                                    9,000             111
The Reynolds & Reynolds Co., Class A                       7,500             265
THQ, Inc. *                                                2,925              66
TIBCO Software, Inc. *                                    16,000             127
Tier Technologies, Inc., Class B *                           500               3
Total System Services, Inc.                               16,300             343
Transaction Systems Architects, Inc., Class A *            5,200             192
Troy Group, Inc. *                                         2,000               6
Tumbleweed Communications Corp. *                          2,000               6
Ulticom, Inc. *                                            4,800              48
Unisys Corp. *                                            27,600             141
United Online, Inc.                                        6,150              67
USinternetworking, Inc. *                                  1,100              --
VA Software Corp. (a)*                                     4,527              18
ValueClick, Inc. *                                         6,000              86
VeriFone Holdings, Inc. *                                  1,500              42
Verint Systems, Inc. *                                     2,500              68
VeriSign, Inc. (a)*                                       20,875             374
Vignette Corp. *                                           3,394              44
Vitria Technology, Inc. *                                    925               3
WatchGuard Technologies, Inc. *                            1,800               7
Web.com, Inc. *                                              510               3
WebEx Communications, Inc. *                               2,500              86
webMethods, Inc. *                                         4,421              33
Websense, Inc. *                                           5,000              94
Wind River Systems, Inc. *                                 6,760              56
Witness Systems, Inc. *                                    2,100              33
Yahoo! Inc. (a)*                                         111,144           3,016
                                                                     -----------
                                                                          73,711
TECHNOLOGY HARDWARE & EQUIPMENT 5.6%
--------------------------------------------------------------------------------
3Com Corp. *                                              17,900              85
Adaptec, Inc. *                                            5,700              25
ADC Telecommunications, Inc. *                             4,031              49
ADTRAN, Inc.                                               7,000             153
Advanced Digital Information Corp. *                       2,600              31
Aeroflex, Inc. *                                           5,400              55
Agilent Technologies, Inc. *                              39,317           1,118
Agilysys, Inc.                                             1,600              25
American Technical Ceramics Corp. *                          500               6
Amphenol Corp., Class A                                    8,800             494
Anaren, Inc. *                                             3,300              59
Andrew Corp. *                                            13,425             113
Anixter International, Inc. *                              3,300             182
Apple Computer, Inc. *                                    65,000           4,417
Arris Group, Inc. *                                        2,600              28
Arrow Electronics, Inc. *                                 12,000             339
Avanex Corp. *                                             2,100               3
Avaya, Inc. *                                             37,885             351
Avici Systems, Inc. *                                        375               3
Avid Technology, Inc. *                                    3,756             132
Avnet, Inc. *                                             11,288             205
Avocent Corp. *                                            3,963             101
AVX Corp. (a)                                             14,000             212
Aware, Inc. *                                              1,100               6
Bel Fuse, Inc.                                             1,200              33
Bell Microproducts, Inc. *                                 1,000               5
Benchmark Electronics, Inc. *                              4,575             111
Black Box Corp.                                            1,700              70
Blue Coat Systems, Inc. *                                    340               5
Brightpoint, Inc. *                                        4,454              65
Brocade Communications Systems, Inc. *                    21,000             131
C-COR, Inc. *                                              3,100              21
CalAmp Corp. *                                             1,000               6
CDW Corp.                                                  6,800             402
Checkpoint Systems, Inc. *                                 4,600              76
Ciena Corp. *                                             17,294              63
Cisco Systems, Inc. *                                    511,909           9,138
Cogent, Inc. (a)*                                          5,000              71
Cognex Corp.                                               2,900              68
Cognitronics Corp. *                                       2,600               5
Coherent, Inc. *                                           1,300              42
Com21, Inc. *                                              1,400              --
Comarco, Inc. *                                              500               5
CommScope, Inc. (a)*                                       4,900             153
Comtech Telecommunications Corp. *                         2,175              60
Comverse Technology, Inc. *                               13,400             260
Concurrent Computer Corp. *                                3,000               6
Corning, Inc. *                                          115,607           2,205
CoSine Communications, Inc. *                                730               2
CTS Corp.                                                  5,800              84
Daktronics, Inc.                                           5,200             146
DDi Corp. *                                                    1              --
Dell, Inc. *                                             185,700           4,026
Diebold, Inc.                                              5,300             214

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Ditech Networks Inc *                                      4,100              33
Echelon Corp. (a)*                                         3,700              30
Electro Scientific Industries, Inc. *                      1,300              23
Electronics for Imaging, Inc. *                            3,400              69
EMC Corp. *                                              199,686           2,027
EMS Technologies, Inc. *                                   1,000              15
Emulex Corp. *                                             5,900              88
Epresence, Inc. (b)*                                       2,700              --
Epresence, Inc. (Escrow Shares) (b)                        2,700              --
Excel Technology, Inc. *                                     600              18
Extreme Networks, Inc. *                                   4,500              17
F5 Networks, Inc. *                                        3,300             153
Fargo Electronics, Inc. *                                  2,000              51
Finisar Corp. *                                            7,900              22
First Virtual Communications, Inc. (b)*                      240              --
FLIR Systems, Inc. *                                       4,800             115
Foundry Networks, Inc. *                                   9,300              96
Frequency Electronics, Inc.                                  500               6
Gateway, Inc. *                                           11,800              19
Gerber Scientific, Inc. *                                  1,900              29
Glenayre Technologies, Inc. *                              2,300               6
Global Imaging Systems, Inc. *                             2,100              89
Harmonic, Inc. *                                           6,342              32
Harris Corp.                                              14,000             638
Hewlett-Packard Co.                                      239,636           7,647
Hutchinson Technology, Inc. *                              2,500              45
I.D. Systems, Inc. *                                       3,000              51
Identix, Inc. *                                            1,600              13
Imation Corp.                                              2,000              81
Immersion Corp. *                                            800               5
InFocus Corp. *                                            1,600               4
Ingram Micro, Inc., Class A *                             13,400             236
Insight Enterprises, Inc. *                                4,650              79
Intelli-Check, Inc. *                                        500               3
Inter-Tel, Inc.                                            6,000             129
InterDigital Communications Corp. (a)*                     4,500             123
Intermec, Inc. *                                           5,600             137
International Business Machines Corp.                    131,510          10,180
Iomega Corp. *                                            12,400              31
Itron, Inc. (a)*                                           2,500             116
Ixia *                                                     5,200              48
Jabil Circuit, Inc.                                       15,400             356
JDS Uniphase Corp. *                                     112,424             239
Juniper Networks, Inc. *                                  40,565             546
Jupiter Media Metrix, Inc. (b)                             1,673              --
Keithley Instruments, Inc.                                 3,200              36
Kemet Corp. *                                              6,700              56
Lantronix, Inc. *                                          1,900               3
LaserCard Corp. *                                          1,000              13
LeCroy Corp. *                                               900              12
Lexmark International, Inc., Class A *                    10,900             589
Lightpath Technologies, Inc. *                                75              --
Littelfuse, Inc. *                                         2,000              68
Lucent Technologies, Inc. *                              301,923             643
MasTec, Inc. *                                             5,350              70
Maxwell Technologies, Inc. *                               1,000              18
McData Corp., Class A *                                    4,047              13
Measurement Specialties, Inc. *                              700              15
Mechanical Technology, Inc. (a)*                           1,800               4
Mercury Computer Systems, Inc. *                           3,600              48
Merix Corp. (a)*                                           3,700              39
Methode Electronics, Inc.                                  3,600              29
MOCON, Inc.                                                  600               5
Molex, Inc.                                               16,125             512
Motorola, Inc.                                           195,955           4,460
MRV Communications, Inc. (a)*                              4,307              10
MTS Systems Corp.                                          4,500             166
Multi-Fineline Electronix, Inc. (a)*                       2,500              62
National Instruments Corp.                                 5,675             158
NCR Corp. *                                               23,800             765
Network Appliance, Inc. *                                 27,500             817
Network Equipment Technologies, Inc. *                     5,000              16
Newport Corp. *                                            4,200              77
NMS Communications Corp. *                                 1,500               3
Oplink Communications, Inc. *                                657              10
Optical Communication Products, Inc. *                       500               1
OSI Systems, Inc. *                                        3,700              67
OYO Geospace Corp. *                                         300              16
Packeteer, Inc. *                                          3,600              33
Palm, Inc. *                                               3,138              47
Park Electrochemical Corp.                                 3,600              89
Parkervision, Inc. *                                         400               3
Paxar Corp. *                                              2,300              42
PC Connection, Inc. *                                      3,000              18
PC-Tel, Inc. *                                             1,400              13
Pemstar, Inc. *                                            1,600               6
Performance Technologies, Inc. *                           1,600              10
Photon Dynamics, Inc. *                                    3,400              36
Planar Systems, Inc. *                                     3,700              39
Plantronics, Inc.                                          4,000              62
Plexus Corp. *                                             3,700              92
Polycom, Inc. *                                            9,200             204
Powerwave Technologies, Inc. *                             3,583              28
Presstek, Inc. *                                           1,100               9
Printronix, Inc.                                           2,400              31
QLogic Corp. *                                            17,044             298
Qualcomm, Inc.                                           135,100           4,764
Quantum Corp. *                                            5,500              12
Radisys Corp. *                                            3,700              78
Redback Networks, Inc. *                                   8,076             125
Research Frontiers, Inc. *                                   800               3
Richardson Electronics, Ltd.                               1,300               9
Rofin-Sinar Technologies, Inc. *                           1,900             102
SafeNet, Inc. *                                            2,770              47
SanDisk Corp. *                                           11,000             513

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Sanmina -- SCI Corp. *                                    41,316             143
SatCon Technology Corp. (a)*                                 900               1
ScanSource, Inc. *                                         1,200              36
SCM Microsystems, Inc. *                                   1,200               3
Seachange International, Inc. *                            3,350              22
Seagate Technology *                                      37,066             860
Sirenza Microdevices, Inc. *                               1,300              12
Solectron Corp. *                                         81,520             246
Somera Communications, Inc. *                                190               1
Sonus Networks, Inc. (a)*                                 19,400              87
Spectralink Corp.                                          1,000               8
StorageNetworks, Inc. (b)*                                 2,100              --
Stratasys, Inc. (a)*                                       1,350              37
Stratex Networks, Inc. *                                   2,800              10
Sun Microsystems, Inc. *                                 248,230           1,080
SunPower Corp., Class A (a)*                               1,300              42
Sycamore Networks, Inc. *                                 18,200              66
Symbol Technologies, Inc.                                 19,690             218
Symmetricom, Inc. *                                        8,450              60
Synaptics, Inc. *                                          3,500              74
Tech Data Corp. *                                          5,300             197
Technitrol, Inc.                                           4,000              99
Tekelec *                                                  8,700              90
Tektronix, Inc.                                            9,202             251
Tellabs, Inc. *                                           34,564             325
Terabeam, Inc. *                                             100              --
TESSCO Technologies, Inc. *                                  900              18
Tollgrade Communications, Inc. *                           3,600              33
Trimble Navigation Ltd. *                                  5,700             274
TTM Technologies, Inc. *                                   4,400              49
Utstarcom, Inc. (a)*                                       1,200              10
Vertel Corp. *                                               900              --
Viasat, Inc. *                                             3,500              86
Vishay Intertechnology, Inc. *                            36,688             515
Westell Technologies, Inc., Class A *                      2,560               6
Western Digital Corp. *                                   15,700             275
WJ Communications, Inc. *                                  2,300               3
Xerox Corp. *                                             69,700             982
Xybernaut Corp. *                                          1,400              --
Zebra Technologies Corp., Class A (a)*                     6,375             200
Zhone Technologies, Inc. *                                 1,000               1
Zygo Corp. *                                                 500               8
                                                                     -----------
                                                                          71,252
TELECOMMUNICATION SERVICES 2.9%
--------------------------------------------------------------------------------
@Road, Inc. *                                              4,400              19
Adelphia Business Solutions (b)                            4,638              --
Alltel Corp.                                              30,587           1,688
American Tower Corp., Class A *                           33,800           1,143
AT&T Corp.                                               318,806           9,561
AT&T Latin America Corp., Class A *                        2,100              --
Atlantic Tele-Network, Inc.                                3,250              60
BellSouth Corp.                                          151,887           5,950
Centennial Communications Corp. *                          8,000              43
CenturyTel, Inc.                                          10,500             405
Cincinnati Bell, Inc. *                                   18,568              75
Citizens Communications Co.                               24,900             320
ClearOne Communications, Inc. *                              107              --
Commonwealth Telephone Enterprises, Inc.                   9,400             315
Covad Communications Group, Inc. *                         7,000              11
Crown Castle International Corp. *                        20,900             736
CT Communications, Inc.                                    4,500             112
CTC Communications Group, Inc. (b)*                        1,550              --
D&E Communications, Inc.                                   3,500              42
Embarq Corp. *                                            11,576             524
Genuity, Inc. (b)                                            280              --
HickoryTech Corp.                                          4,600              33
IDT Corp., Class B *                                       7,600             102
Integrated Telecom Express, Inc. Escrow (b)                1,800              --
Leap Wireless International, Inc. *                        1,800              81
Level 3 Communications, Inc. *                            53,000             207
Lynch Interactive Corp. *                                      9              22
Moscow CableCom Corp. *                                    1,400              12
NII Holdings, Inc. *                                       1,900             100
North Pittsburgh Systems, Inc.                             3,500              90
Price Communications Corp. *                               4,047              70
Qwest Communications International, Inc. *               145,837           1,165
Rural Cellular Corp., Class A *                            1,200              10
SBA Communications Corp. *                                 6,800             162
Sprint Nextel Corp.                                      231,530           4,584
Superior Telecom, Inc. (b)                                 1,124              --
Talk America Holdings, Inc. *                              5,000              30
Telephone & Data Systems, Inc.                             5,100             208
Time Warner Telecom, Inc., Class A *                       9,000             151
U.S. Cellular Corp. *                                      6,100             367
U.S. Wireless Corp. *                                        400              --
Verizon Communications, Inc.                             247,572           8,373
Warwick Valley Telephone Co.                               1,100              24
Windstream Corp.                                          31,624             396
Wireless Facilities, Inc. *                                1,800               4
                                                                     -----------
                                                                          37,195
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                                5,800              73
Alaska Air Group, Inc. *                                   1,900              70
Alexander & Baldwin, Inc.                                  3,400             136
Amerco, Inc. *                                               900              79
AMR Corp. *                                               14,500             319
Arkansas Best Corp. (a)                                    1,100              49
Burlington Northern Santa Fe Corp.                        30,300           2,088
C.H. Robinson Worldwide, Inc.                             15,000             687
Con-way, Inc.                                              4,500             223
Continental Airlines, Inc., Class B (a)*                   7,500             197
CSX Corp.                                                 17,100           1,038
Dollar Thrifty Automotive Group, Inc. *                    3,500             157

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
EGL, Inc. *                                                3,500             154
Expeditors International of Washington, Inc.              16,200             737
ExpressJet Holdings, Inc. *                                3,000              20
FedEx Corp.                                               24,063           2,520
Florida East Coast Industries, Class A                     3,600             169
Forward Air Corp.                                          2,600              83
Heartland Express, Inc.                                    8,941             135
HUB Group, Inc., Class A *                                 1,400              32
Interpool, Inc.                                            1,200              24
J.B. Hunt Transport Services, Inc.                        13,000             267
JetBlue Airways Corp. (a)*                                11,962             128
Kansas City Southern *                                     5,050             124
Kirby Corp. *                                              5,600             180
Knight Transportation, Inc.                                4,050              69
Laidlaw International, Inc. (a)                            8,200             217
Landstar Systems, Inc.                                    15,200             649
MAIR Holdings, Inc. *                                      1,100               6
Mesa Air Group, Inc. *                                     3,800              32
Norfolk Southern Corp.                                    32,000           1,389
Northwest Airlines Corp. *                                 6,500               4
Old Dominion Freight Line *                                4,050             132
Pacer International, Inc.                                  2,800              84
Park-Ohio Holdings Corp. *                                 2,600              43
Ryder System, Inc.                                         6,400             323
Saia, Inc. *                                               1,100              31
SkyWest, Inc.                                              4,000              97
Southwest Airlines Co.                                    64,125           1,154
Swift Transportation Co., Inc. *                           5,970             160
UAL Corp. (a)*                                             5,600             146
Union Pacific Corp.                                       22,000           1,870
United Parcel Service, Inc., Class B                      91,480           6,304
UTI Worldwide, Inc.                                        4,300             100
Werner Enterprises, Inc.                                   5,832             105
YRC Worldwide, Inc. *                                      5,004             199
                                                                     -----------
                                                                          22,803
UTILITIES 3.4%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                        4,300             168
Allegheny Energy, Inc. *                                  11,900             489
Allete, Inc.                                               2,733             127
Alliant Energy Corp.                                       9,300             336
Ameren Corp.                                              15,100             778
American Electric Power Co., Inc.                         33,820           1,222
Aqua America, Inc. (a)                                     4,894             107
Atmos Energy Corp.                                         6,700             193
Avista Corp.                                               3,800              95
Black Hills Corp.                                          1,400              50
CenterPoint Energy, Inc.                                  26,100             359
Central Vermont Public Service Corp.                       2,700              59
CH Energy Group, Inc.                                      1,900              94
Cleco Corp.                                                3,400              84
CMS Energy Corp. *                                        10,000             140
Consolidated Edison, Inc.                                 17,000             797
Constellation Energy Group, Inc.                          15,500             898
Dominion Resources, Inc. (a)                              26,610           2,088
DPL, Inc.                                                 11,452             318
DTE Energy Co.                                            13,801             584
Duke Energy Corp.                                        100,356           3,043
Duquesne Light Holdings, Inc.                              6,100             119
Edison International                                      37,710           1,560
El Paso Electric Co. *                                     2,800              61
Energen Corp.                                              5,200             222
Energy East Corp.                                         12,214             297
Entergy Corp.                                             18,200           1,403
Equitable Resources, Inc.                                  8,800             317
Exelon Corp.                                              54,474           3,154
FirstEnergy Corp.                                         28,217           1,580
Florida Public Utilites Co.                                1,599              21
FPL Group, Inc.                                           29,400           1,268
Great Plains Energy, Inc.                                  6,500             191
Green Mountain Power Corp.                                 3,800             128
Hawaiian Electric Industries, Inc.                         7,700             221
Idacorp, Inc.                                              4,200             157
KeySpan Corp.                                             13,400             540
MDU Resources Group, Inc.                                 16,425             405
Mirant Corp. *                                             3,700              98
National Fuel Gas Co.                                      5,800             215
New Jersey Resources Corp.                                 1,650              82
Nicor, Inc. (a)                                            3,000             131
NiSource, Inc.                                            22,864             520
Northeast Utilities                                       10,124             227
Northwest Natural Gas Co.                                  2,700             103
NRG Energy, Inc. (a)*                                      7,000             345
NSTAR                                                      7,734             241
OGE Energy Corp.                                           6,500             246
Oneok, Inc.                                                7,400             275
Otter Tail Corp.                                           1,100              33
Peoples Energy Corp.                                       3,200             135
Pepco Holdings, Inc.                                      14,000             343
PG&E Corp.                                                29,900           1,246
Piedmont Natural Gas Co. (a)                               3,200              82
Pinnacle West Capital Corp.                                6,800             292
PNM Resources, Inc.                                        5,500             147
PPL Corp. (a)                                             30,000           1,021
Progress Energy, Inc.                                     21,159             921
Public Service Enterprise Group, Inc.                     19,000           1,281
Puget Energy, Inc.                                         7,500             167
Questar Corp.                                              8,100             718
Reliant Energy, Inc. *                                    25,125             316
SCANA Corp.                                                7,905             316
Seagate Escrow Technology (b)*                             7,500              --
Sempra Energy                                             19,175             925
Sierra Pacific Resources *                                 4,476              65
Southern Union Co.                                         6,074             165
Southwest Gas Corp.                                        3,600             119
TECO Energy, Inc.                                         15,700             250
The AES Corp. (a)*                                        52,596           1,045
The Laclede Group, Inc.                                    3,300             110
The Southern Co.                                          58,600           1,980

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
TXU Corp.                                                 52,800           3,391
UGI Corp.                                                  8,200             204
UIL Holdings Corp.                                           666              23
Unisource Energy Corp.                                     3,800             127
Unitil Corp.                                                 600              15
Vectren Corp.                                              5,766             160
Westar Energy, Inc.                                        8,200             189
WGL Holdings, Inc.                                         3,000              90
Wisconsin Energy Corp.                                    11,400             481
WPS Resources Corp.                                        2,400             124
Xcel Energy, Inc.                                         34,195             685
                                                                     -----------
                                                                          43,322
FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
GlobalSantaFe Corp.                                       19,155           1,052

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit
   4.71%, 08/01/06                                         4,935           4,935

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PREFERRED STOCK 0.0% OF NET ASSETS

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc. *                               1,200              84

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
   4.82%, 09/14/06                                           300             298

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
WARRANTS 0.0% OF NET ASSETS

Pinnacle Holdings, Inc. (b) *                                  9              --
RCN Corp. (b) *                                                2              --

RIGHTS 0.0% OF NET ASSETS

OSI Pharmaceuticals, Inc. *                                1,640              --
USG Corp. *                                                3,900              --

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.9% OF NET ASSETS

Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust                                   49,838,413          49,838

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $1,041,334, and the unrealized appreciation and depreciation were $354,447 and ($129,481), respectively, with a net unrealized appreciation of $224,966.

In addition to the above, the fund held the following at July 31, 2006. All numbers are x 1,000 except number of futures contracts.

                                       NUMBER OF        CONTRACT      UNREALIZED
                                       CONTRACTS         VALUE          GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-mini
Future, Long expires
09/30/06                                      30           2,114              16
S&P 500 Index, e-mini,
Long, expires 09/15/06                        25           1,602              22
                                                                      ----------
                                                                              38

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Fair-valued by Management.
(c) All or a portion of this security is held as collateral for open futures contracts.
(d) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  0.7%  COMMON STOCK                                     13,537           13,987
 95.4%  FOREIGN COMMON STOCK                          1,573,370        1,786,537
  0.7%  PREFERRED STOCK                                   9,619           12,570
  2.2%  OTHER INVESTMENT COMPANIES                       41,769           41,769
  0.2%  RIGHTS                                            2,168            3,643
  0.1%  U.S. TREASURY OBLIGATION                          1,044            1,044
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                             1,641,507        1,859,550
  0.7%  OTHER ASSETS AND LIABILITIES                                      13,054
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,872,604

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 0.7% OF NET ASSETS

ENERGY 0.1%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        16,800            1,123

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Cencosud S.A. ADR, 144A (a)(b)                           63,600            2,342

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Synthes, Inc.                                            49,650            5,737

MEDIA 0.1%
--------------------------------------------------------------------------------
CTC Media Inc *                                          61,000            1,155

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Zoran Corp. (a)*                                        116,902            1,876

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Sohu.com, Inc. (a)*                                      83,124            1,754

FOREIGN COMMON STOCK 95.4% OF NET ASSETS

AUSTRALIA 2.6%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Australia and New Zealand Banking Group Ltd.            468,000            9,040

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
United Group Ltd.                                       152,400            1,655

COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Transfield Services Ltd.                                601,878            3,950

DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
Babcock & Brown Ltd.                                    133,500            1,978
Macquarie Bank Ltd.                                      77,700            3,682
                                                                     -----------
                                                                           5,660
ENERGY 0.1%
--------------------------------------------------------------------------------
WorleyParsons Ltd.                                      116,800            1,797

HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
Sigma Pharmaceuticals Ltd.                              303,622              558

MATERIALS 0.4%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                       234,500            4,956
BHP Billiton Ltd. ADR                                    25,000            1,055
Sino Gold Ltd. *                                        387,636            1,459
Zinifex Ltd.                                            143,100            1,160
                                                                     -----------
                                                                           8,630
MEDIA 0.2%
--------------------------------------------------------------------------------
Austar United Communications Ltd. *                     948,002              974
Macquarie Communications Infrastructure Group           335,200            1,558
Seek Ltd.                                               281,000            1,013
                                                                     -----------
                                                                           3,545
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
--------------------------------------------------------------------------------
CSL Ltd.                                                142,800            5,783

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Commonwealth Property Office Fund                     5,755,806            6,066
Multiplex Group                                         567,031            1,549
                                                                     -----------
                                                                           7,615
SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Computershare Ltd.                                      197,300            1,188
                                                                     -----------
                                                                          49,421

AUSTRIA 0.6%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG           58,444            3,374
Raiffeisen International Bank-Holding AG                 22,900            1,972
                                                                     -----------
                                                                           5,346
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Andritz AG                                               12,869            2,261

CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
BWIN Interactive Entertainment AG *                      17,900              669

ENERGY 0.1%
--------------------------------------------------------------------------------
C.A.T. oil AG *                                          68,296            1,374

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Meinl European Land Ltd. *                               31,826              670
                                                                     -----------
                                                                          10,320
BELGIUM 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Bekaert NV                                               10,900            1,000

MATERIALS 0.1%
--------------------------------------------------------------------------------
Umicore                                                  15,400            1,949

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
EVS Broadcast Equipment SA                               38,260            1,896
Option NV *                                              63,597            1,544
                                                                     -----------
                                                                           3,440
                                                                     -----------
                                                                           6,389
BERMUDA 1.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                           5,800              500
Fong's Industries Co., Ltd.                           7,256,000            4,550
Ingersoll-Rand Co., Ltd., Class A                        12,600              451
                                                                     -----------
                                                                           5,501
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Arts Optical International Holdings Ltd.              6,598,000            2,020
Hongguo International Holdings Ltd. *                 4,894,000            2,154
                                                                     -----------
                                                                           4,174
ENERGY 0.1%
--------------------------------------------------------------------------------
Nabors Industries Ltd. *                                 30,200            1,066
Weatherford International Ltd. *                         21,900            1,026
                                                                     -----------
                                                                           2,092
INSURANCE 0.1%
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                        35,200            1,012
PartnerRe Ltd.                                            3,400              211
                                                                     -----------
                                                                           1,223
MATERIALS 0.2%
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                  223,872            3,747

MEDIA 0.1%
--------------------------------------------------------------------------------
Central European Media Enterprises, Ltd.,
  Class A (a)*                                           13,900              846

RETAILING 0.3%
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                    322,000            2,455
Li & Fung Ltd.                                        1,676,400            3,515
                                                                     -----------
                                                                           5,970
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Vtech Holdings Ltd.                                     444,000            2,484

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Cosco Pacific Ltd.                                    1,868,000            4,162
                                                                     -----------
                                                                          30,199
BRAZIL 0.5%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.0%
--------------------------------------------------------------------------------
Cyrela Brazil Realty S.A.                                58,800              797

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                   97,800            1,086

MATERIALS 0.1%
--------------------------------------------------------------------------------
Aracruz Celulose S.A. ADR                                 2,100              105
Companhia Vale do Rio Doce ADR                           32,000              742
                                                                     -----------
                                                                             847
RETAILING 0.1%
--------------------------------------------------------------------------------
Submarino S.A., GDR 144A *                               49,800              938

SOFTWARE & SERVICES 0.0%
--------------------------------------------------------------------------------
Totvs S.A. *                                             44,800              655

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Companhia de Concessoes Rodoviarias                     150,200            1,412
Gol Linhas Aereas International S.A. (a)                 63,400            2,030
Localiza Rent a Car S.A. *                               35,800              746
                                                                     -----------
                                                                           4,188
                                                                     -----------
                                                                           8,511
BRITISH VIRGIN ISLANDS 0.1%
--------------------------------------------------------------------------------

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Playtech Ltd. *                                         206,472              983

CANADA 1.8%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Canadian Western Bank                                    54,060            2,172

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Flint Energy Services Ltd. *                             40,269            2,156

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Ritchie Bros Auctioneers, Inc. (a)                       22,800            1,231

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Gildan Activewear, Inc. *                                83,900            3,584

ENERGY 0.1%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                           3,900              208
Ensign Energy Services, Inc.                             10,700              235
Precision Drilling Trust                                  6,500              225
Suncor Energy, Inc.                                       2,700              219
Talisman Energy, Inc.                                    12,500              212
Trican Well Service Ltd.                                  2,200               47
                                                                     -----------
                                                                           1,146
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                 31,000            1,205

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
INSURANCE 0.3%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                175,000            5,520

MATERIALS 0.2%
--------------------------------------------------------------------------------
Alcan, Inc.                                               9,200              421
Eldorado Gold Corp. *                                   441,028            2,081
Inco Ltd.                                                 6,600              513
IPSCO, Inc.                                               4,900              461
Potash Corp. of Saskatchewan, Inc.                        5,000              473
Teck Cominco Ltd.                                         8,200              543
                                                                     -----------
                                                                           4,492
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp. (a)*                       62,708            1,511

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Brookfield Asset Management, Inc.                         5,400              224
Northern Property Real Estate Investment Trust          171,300            3,298
                                                                     -----------
                                                                           3,522
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Sierra Wireless (a)*                                    225,322            2,789

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Canadian National Railway Co.                           103,300            4,159
Canadian Pacific Railway Ltd.                             4,300              206
                                                                     -----------
                                                                           4,365
                                                                     -----------
                                                                          33,693
CAYMAN ISLANDS 1.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Suntech Power Holdings Co., Ltd. ADR (a)*                34,300              889

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Li Ning Co., Ltd.                                     1,365,157            1,359

CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Ctrip.com International Ltd. ADR (a)                     33,900            1,716
FU JI Food & Catering Services                        1,230,000            2,200
                                                                     -----------
                                                                           3,916
ENERGY 0.2%
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                      19,100            1,049
Noble Corp.                                              14,700            1,055
Transocean, Inc. *                                       13,600            1,050
                                                                     -----------
                                                                           3,154
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                         1,129,000            1,366

MATERIALS 0.2%
--------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd.                      388,000              593
Vision Grande Group Holdings Ltd.                     3,146,000            2,992
                                                                     -----------
                                                                           3,585
MEDIA 0.1%
--------------------------------------------------------------------------------
Focus Media Holding Ltd. ADR (a)*                        47,800            2,993

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Greentown China Holdings Ltd. *                         968,205            1,065

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                             371,500            1,868
Himax Technologies, Inc. ADR (a)*                        96,900              627
                                                                     -----------
                                                                           2,495
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Foxconn International Holdings Ltd. *                   758,000            1,763
                                                                     -----------
                                                                          22,585
CHILE 0.1%
--------------------------------------------------------------------------------

RETAILING 0.1%
--------------------------------------------------------------------------------
S.A.C.I. Falabella, SA                                  580,100            1,749

COLUMBIA 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
BanColombia SA Sponsored ADR (a)                         52,900            1,427

CYPRUS 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Bank of Cyprus Public Co., Ltd.                         110,800            1,030

DENMARK 0.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
NKT Holding A/S                                          44,406            2,748

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Coloplast A/S                                            14,200            1,072

INSURANCE 0.4%
--------------------------------------------------------------------------------
Alm. Brand A/S *                                         51,131            2,757
Topdanmark A/S *                                         33,600            4,698
                                                                     -----------
                                                                           7,455
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Alk-Abello A/S *                                         14,500            1,772
                                                                     -----------
                                                                          13,047

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
FINLAND 0.2%
--------------------------------------------------------------------------------

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Finnlines Oyj                                           191,600            3,844

FRANCE 7.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin,
  Class B                                               152,000            9,246

BANKS 0.4%
--------------------------------------------------------------------------------
BNP Paribas                                              86,060            8,383

CAPITAL GOODS 1.5%
--------------------------------------------------------------------------------
Carbone Lorraine S.A.                                    94,875            4,977
Haulotte Group                                           46,947            1,383
Latecoere                                               142,113            5,010
Nexans S.A.                                             111,693            8,680
Vallourec S.A.                                           17,169            3,740
Vinci S.A.                                               33,900            3,447
                                                                     -----------
                                                                          27,237
CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                    43,300            4,352
Nexity Co.                                               47,722            2,737
                                                                     -----------
                                                                           7,089
DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Eurazeo                                                  17,965            2,047

ENERGY 0.2%
--------------------------------------------------------------------------------
Technip SA                                               55,700            3,003

FOOD, BEVERAGE & TOBACCO 0.0%
--------------------------------------------------------------------------------
Groupe Danone                                             8,400              231

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Essilor International S.A.                               35,600            3,563
Orpea *                                                  14,500            1,000
                                                                     -----------
                                                                           4,563
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
L'Oreal S.A.                                            106,500           10,674

INSURANCE 0.3%
--------------------------------------------------------------------------------
April Group                                              37,485            1,871
Axa                                                       6,500              223
Euler Hermes S.A.                                        31,472            3,541
                                                                     -----------
                                                                           5,635
MEDIA 1.8%
--------------------------------------------------------------------------------
Publicis Groupe S.A.                                    330,900           12,420
Societe Television Francaise 1                          207,000            6,609
SR Teleperformance                                       80,071            3,057
Vivendi Universal S.A.                                  333,500           11,325
                                                                     -----------
                                                                          33,411
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
--------------------------------------------------------------------------------
Boiron S.A.                                              64,213            1,167
Sanofi-Aventis                                           50,700            4,815
                                                                     -----------
                                                                           5,982
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Klepierre                                                10,700            1,356

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Silicon-On-Insulator Technologies *                     106,576            2,847

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Alten *                                                  42,690            1,317
Groupe Steria SCA                                        28,844            1,351
Iliad S.A.                                               20,950            1,655
                                                                     -----------
                                                                           4,323
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
--------------------------------------------------------------------------------
Ingenico S.A. *                                         162,708            3,669
Neopost S.A.                                            119,143           12,987
                                                                     -----------
                                                                          16,656
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Norbert Dentressangle                                    15,770            1,107
                                                                     -----------
                                                                         143,790
GERMANY 9.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.8%
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                       410,300           21,173
Continental AG                                           20,600            2,104
DaimlerChrysler AG                                      476,500           24,571
ElringKlinger AG                                         82,750            4,176
                                                                     -----------
                                                                          52,024
CAPITAL GOODS 1.4%
--------------------------------------------------------------------------------
Bilfinger Berger AG                                      86,955            4,538
Hochtief AG                                              58,600            3,097
MTU Aero Engines Holding AG                             121,467            4,319
Q-Cells AG *                                             15,470            1,107
Rheinmetall AG                                           21,800            1,408
SGL Carbon AG *                                         207,529            3,821
Siemens AG *                                             82,200            6,617
Solarworld AG                                            17,080              932
                                                                     -----------
                                                                          25,839
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
GFK AG                                                    5,360              188
Wirecard AG *                                           349,750            2,011
                                                                     -----------
                                                                           2,199
CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
Bijou Brigitte Modische Accessoires AG                    5,300            1,425
Rational AG                                              31,567            5,464
                                                                     -----------
                                                                           6,889

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
AWD Holding AG                                           31,900            1,151
MPC Muenchmeyer Petersen Capital AG                       8,498              615
                                                                     -----------
                                                                           1,766
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Metro AG                                                123,500            7,042

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Celesio AG                                               47,840            2,237

HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
Henkel KGaA                                              90,000            9,653

INSURANCE 0.7%
--------------------------------------------------------------------------------
Hannover Rueckversicherung AG *                         359,500           12,689

MATERIALS 0.2%
--------------------------------------------------------------------------------
BASF AG                                                   5,500              443
GEA Group AG                                            206,500            3,373
                                                                     -----------
                                                                           3,816
MEDIA 0.1%
--------------------------------------------------------------------------------
CTS Eventim AG                                           86,737            2,602

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
QIAGEN N.V. *                                           333,049            5,069
Schwarz Pharma AG                                        36,142            3,322
                                                                     -----------
                                                                           8,391
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Deutsche Euroshop AG                                     39,989            2,767
IVG Immobilien AG                                        74,600            2,381
                                                                     -----------
                                                                           5,148
RETAILING 0.3%
--------------------------------------------------------------------------------
Praktiker Bau- und Heimwerkermaerkte Holding AG          51,011            1,513
Sixt AG                                                  66,531            3,494
                                                                     -----------
                                                                           5,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Kontron AG                                              172,359            2,059

SOFTWARE & SERVICES 0.5%
--------------------------------------------------------------------------------
SAP AG                                                   39,100            7,149
United Internet AG                                      201,200            2,593
                                                                     -----------
                                                                           9,742
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Wincor Nixdorf AG                                        65,854            8,685

UTILITIES 0.2%
--------------------------------------------------------------------------------
E.ON AG                                                  37,200            4,482
RWE AG                                                    2,700              238
                                                                     -----------
                                                                           4,720
                                                                     -----------
                                                                         170,508
GREECE 0.8%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
EFG Eurobank Ergasias                                    78,140            2,209
National Bank of Greece S.A.                             61,180            2,363
Piraeus Bank S.A.                                        83,300            2,087
                                                                     -----------
                                                                           6,659
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Marfin Financial Group S.A.                             124,597            4,046

ENERGY 0.1%
--------------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.               91,300            2,541

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Coca Cola Hellenic Bottling Co., S.A.                    65,800            2,088
                                                                     -----------
                                                                          15,334
HONG KONG 1.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Melco International Development Ltd.                    558,000            1,227

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Fountain Set (Holdings) Ltd.                          9,621,430            2,762
Ports Design Ltd.                                       474,500              722
                                                                     -----------
                                                                           3,484
FOOD & STAPLES RETAILING 0.0%
--------------------------------------------------------------------------------
Wumart Stores, Inc.                                     263,700              805

INSURANCE 0.3%
--------------------------------------------------------------------------------
China Insurance International Holdings Co., Ltd. *    1,660,132            1,054
China Life Insurance Co., Ltd.                        2,357,000            3,979
                                                                     -----------
                                                                           5,033
MATERIALS 0.1%
--------------------------------------------------------------------------------
Hung Hing Printing Group Ltd.                         2,302,000            1,416

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
China Vanke Co., Ltd.                                 1,026,903              933
Hopson Development Holdings Ltd.                        311,500              602
                                                                     -----------
                                                                           1,535
RETAILING 0.3%
--------------------------------------------------------------------------------
Giordano International Ltd.                           9,080,000            4,830
Parkson Retail Group Ltd                                217,500              721
                                                                     -----------
                                                                           5,551
SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
The9 Ltd. ADR (a)*                                      118,389            2,897

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
                                                                     -----------
                                                                          21,948
HUNGARY 0.1%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
EGIS Nyrt                                                13,760            1,961

INDIA 1.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Bharat Forge Ltd.                                       161,200            1,037
Maruti Udyog Ltd.                                        74,100            1,257
                                                                     -----------
                                                                           2,294
BANKS 0.2%
--------------------------------------------------------------------------------
HDFC Bank Ltd.                                           94,300            1,610
Housing Development Finance Corp., Ltd.                  53,600            1,354
                                                                     -----------
                                                                           2,964
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Bharat Heavy Electricals Ltd.                            50,700            2,229
Suzlon Energy Ltd.                                       54,800            1,264
                                                                     -----------
                                                                           3,493
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Dabur India Ltd.                                        560,700            1,597
Hindustan Lever Ltd.                                    474,200            2,355
                                                                     -----------
                                                                           3,952
MATERIALS 0.0%
--------------------------------------------------------------------------------
India Cements Ltd. *                                    167,000              694

RETAILING 0.0%
--------------------------------------------------------------------------------
Pantaloon Retail India Ltd.                               4,000              108

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                90,200            3,204
WNS Holdings Ltd. *                                      39,557              993
                                                                     -----------
                                                                           4,197
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Bharti Airtel Ltd. *                                    147,100            1,205
                                                                     -----------
                                                                          18,907
INDONESIA 0.0%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
PT Kalbe Farma Tbk *                                  5,391,700              716

IRELAND 1.9%
--------------------------------------------------------------------------------

BANKS 1.1%
--------------------------------------------------------------------------------
Anglo Irish Bank Corp., plc                             232,900            3,398
Bank of Ireland                                         985,000           17,472
                                                                     -----------
                                                                          20,870
CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Kingspan Group plc                                      306,800            5,097

FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
C&C Group plc                                           196,700            2,061
Glanbia plc                                           1,285,740            3,251
                                                                     -----------
                                                                           5,312
HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
United Drug plc                                         185,000              811

MEDIA 0.1%
--------------------------------------------------------------------------------
Independent News & Media plc *                          853,602            2,562

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Ryanair Holdings plc ADR (a)*                            31,700            1,791
                                                                     -----------
                                                                          36,443
ISRAEL 0.2%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. (a)                  73,900            2,445

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Orbotech Ltd. (a)*                                       25,000              539
                                                                     -----------
                                                                           2,984
ITALY 2.3%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Credito Emiliano S.p.A.                                  71,700              941

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Astaldi S.p.A.                                          406,142            2,473

CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Geox S.p.A.                                             159,200            1,893
Luxottica Group S.p.A.                                  141,500            3,916
Tod's S.p.A.                                             20,288            1,581
Valentino Fashion Group S.p.A.                           91,571            2,856
                                                                     -----------
                                                                          10,246
DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
Azimut Holding S.p.A.                                   243,504            2,491
Banca Italease                                           56,800            2,710
                                                                     -----------
                                                                           5,201
ENERGY 0.2%
--------------------------------------------------------------------------------
Saipem S.p.A.                                           186,700            4,309

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Davide Campari-Milano S.p.A.                            237,100            2,327

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Recordati S.p.A.                                        384,030            2,827

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Pirelli & C. Real Estate S.p.A.                           6,800              381

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. *                 66,515            3,935

TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
Autostrada Torino-Milano S.p.A.                         212,158            4,274

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Gemina S.p.A. *                                       1,108,501            3,539
                                                                     -----------
                                                                           7,813
UTILITIES 0.2%
--------------------------------------------------------------------------------
ASM S.p.A.                                              404,600            1,630
Hera S.p.A.                                             425,900            1,412
                                                                     -----------
                                                                           3,042
                                                                     -----------
                                                                          43,495
JAPAN 13.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.7%
--------------------------------------------------------------------------------
Denso Corp.                                             207,900            7,138
F.C.C. Co., Ltd.                                        214,600            4,278
Honda Motor Co., Ltd.                                   358,800           11,814
Toyoda Gosei Co., Ltd.                                   96,000            2,015
Toyota Motor Corp.                                      118,600            6,243
                                                                     -----------
                                                                          31,488
BANKS 0.8%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                        631            8,840
Suruga Bank Ltd.                                        238,000            3,290
The Bank of Kyoto Ltd.                                   99,000            1,023
The Nishi-Nippon City Bank Ltd.                         454,000            2,009
The Senshu Bank Ltd.                                    176,000              513
                                                                     -----------
                                                                          15,675
CAPITAL GOODS 1.6%
--------------------------------------------------------------------------------
Chiyoda Corp.                                            86,000            1,654
JTEKT Corp.                                             133,000            2,484
Komatsu Ltd.                                            289,000            5,822
MISUMI Group, Inc.                                      135,200            2,511
NGK Insulators Ltd.                                      64,000              821
Nippon Thompson Co., Ltd.                               130,000            1,439
Ryobi Ltd.                                              209,000            1,407
Takeuchi Mfg. Co., Ltd.                                  98,600            4,544
The Japan Steel Works Ltd.                              688,000            4,247
THK Co Ltd.                                              16,500              440
Tsubakimoto Chain Co.                                   233,000            1,374
Tsugami Corp.                                           222,000            1,436
Ushio, Inc.                                             122,500            2,614
                                                                     -----------
                                                                          30,793
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Asahi Pretec Corp.                                       29,200            1,055
Fullcast Co., Ltd.                                          652            1,935
Meitec Corp.                                            120,000            3,916
Park24 Co., Ltd.                                         27,400              768
Sohgo Security Services Co., Ltd.                        70,400            1,287
Takara Printing Co., Ltd.                               266,100            3,199
                                                                     -----------
                                                                          12,160
CONSUMER DURABLES & APPAREL 0.9%
--------------------------------------------------------------------------------
Asics Corp.                                             109,000            1,078
ES-Con Japan Ltd.                                         1,432            2,212
Hitachi Koki Co., Ltd.                                   56,000              850
Joint Corp.                                              98,500            2,683
Seiko Corp.                                             266,000            2,538
Sharp Corp.                                             132,000            2,232
Shimano, Inc.                                           136,800            4,118
Tamron Co., Ltd.                                         83,100            1,467
                                                                     -----------
                                                                          17,178
CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
Round One Corp.                                             200              807

DIVERSIFIED FINANCIALS 1.3%
--------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd.                            62,600            1,316
Daiwa Securities Group, Inc.                          1,163,500           13,013
ORIX Corp.                                               31,200            8,144
Sparx Asset Management Co., Ltd.                            900              881
                                                                     -----------
                                                                          23,354
ENERGY 0.1%
--------------------------------------------------------------------------------
Shinko Plantech Co., Ltd.                               262,000            1,861

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Ito En, Ltd.                                             39,900            1,445

HEALTH CARE EQUIPMENT & SERVICES 0.4%
--------------------------------------------------------------------------------
Hogy Medical Co., Ltd.                                   36,700            1,668
Nakanishi, Inc.                                          10,700            1,233
Sysmex Corp.                                             87,700            4,026
                                                                     -----------
                                                                           6,927
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
Milbon Co Ltd.                                           35,700            1,471
Uni-Charm Corp.                                         202,200           11,197
                                                                     -----------
                                                                          12,668
MATERIALS 0.8%
--------------------------------------------------------------------------------
Air Water, Inc.                                         215,000            1,996
FP Corp.                                                 34,800            1,196
Godo Steel Ltd.                                         260,000            1,436
Kanto Denka Kogyo Co., Ltd.                             471,000            3,254
Mitsubishi Gas Chemical Co,. Inc.                       205,000            2,066
NIFCO, Inc.                                             178,100            3,466
Nitto Denko Corp.                                        28,900            2,100
                                                                     -----------
                                                                          15,514
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.                         153,500            9,894
Tsumura & Co.                                            47,000            1,224
                                                                     -----------
                                                                          11,118
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Aeon Mall Co., Ltd.                                      38,400            1,689
K.K. DaVinci Advisors *                                   1,231            1,027
Tokyo Tatemono Co., Ltd.                                210,000            2,121
                                                                     -----------
                                                                           4,837
RETAILING 0.8%
--------------------------------------------------------------------------------
Honeys Co., Ltd.                                         60,449            3,139
Nitori Co., Ltd.                                         30,860            1,375
Pal Co., Ltd.                                            27,590            1,456
Paris Miki, Inc.                                         92,800            1,955

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Point, Inc.                                              12,840              651
Ryohin Keikaku Co., Ltd.                                 25,300            1,916
Shimamura Co., Ltd.                                      17,500            1,787
Yamada Denki Co., Ltd.                                   25,000            2,438
                                                                     -----------
                                                                          14,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
--------------------------------------------------------------------------------
Elpida Memory, Inc. *                                    27,400            1,097
Miraial Co., Ltd.                                         2,200              157
Rohm Co., Ltd.                                          149,000           12,697
                                                                     -----------
                                                                          13,951
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Hoya Corp.                                               57,300            2,004
Keyence Corp.                                            16,200            3,698
                                                                     -----------
                                                                           5,702
TELECOMMUNICATION SERVICES 1.2%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                         15,580           22,600
                                                                     -----------
                                                                         242,795
LUXEMBOURG 0.2%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
Acergy SA *                                              94,466            1,630
Tenaris S.A.                                             24,400              950
                                                                     -----------
                                                                           2,580
MEDIA 0.0%
--------------------------------------------------------------------------------
Metro International S.A. ADR, Class A *                  23,695               35
Metro International S.A. ADR, Class B *                  47,390               72
                                                                     -----------
                                                                             107
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Millicom International Cellular S.A. *                   43,100            1,508
                                                                     -----------
                                                                           4,195
MALAYSIA 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Bumiputra-Commerce Holdings Bhd                       1,107,800            1,862

TRANSPORTATION 0.0%
--------------------------------------------------------------------------------
Transmile Group Berhad                                  199,900              689
                                                                     -----------
                                                                           2,551
MEXICO 0.8%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Consorcio ARA SA de CV                                  180,200              821
Corporacion GEO, SA de CV, Series B *                   238,000              941
Desarrolladora Homex SA de CV ADR (a)*                   26,100              966
Urbi, Desarrollos Urbanos, SA de CV *                   329,900              855
                                                                     -----------
                                                                           3,583
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Wal-Mart de Mexico Series V                             965,300            2,977

MEDIA 0.2%
--------------------------------------------------------------------------------
Grupo Televisa SA de CV, ADR                            192,000            3,556

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
America Movil SA de CV                                1,605,200            2,866

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico SA de CV, ADR (a)       93,300            2,792
                                                                     -----------
                                                                          15,774
NETHERLANDS 4.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
Arcadis N.V.                                             77,702            3,610
Hagemeyer N.V. *                                        496,700            2,409
Imtech N.V.                                              58,027            2,869
Koninklijke BAM Groep N.V.                              474,397            9,652
Koninklijke Boskalis Westminster N.V.                    50,757            3,227
                                                                     -----------
                                                                          21,767
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Brunel International N.V.                                52,710            1,638
USG People N.V.                                         102,554            7,195
Vedior N.V.                                              41,900              788
                                                                     -----------
                                                                           9,621
CONSUMER DURABLES & APPAREL 0.9%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.            449,400           14,806
Koninklijke Ten Cate N.V.                                51,733            1,460
                                                                     -----------
                                                                          16,266
ENERGY 0.2%
--------------------------------------------------------------------------------
Core Laboratories N.V. *                                    700               51
Fugro N.V.                                               97,829            4,206
                                                                     -----------
                                                                           4,257
FOOD, BEVERAGE & TOBACCO 0.2%
--------------------------------------------------------------------------------
Heineken Holding N.V.                                    85,000            3,430

MATERIALS 0.6%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                         210,000           11,689

MEDIA 0.1%
--------------------------------------------------------------------------------
Wegener N.V.                                             95,474            1,359

RETAILING 0.2%
--------------------------------------------------------------------------------
Beter Bed Holding N.V.                                   73,150            1,593
Macintosh Retail Group N.V.                              39,780            1,390
                                                                     -----------
                                                                           2,983
SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Ordina Beheer N.V.                                      171,306            3,735

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
TomTom N.V. *                                            61,200            2,283

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Koninklijke Vopak N.V.                                   71,082            2,619
                                                                     -----------
                                                                          80,009
NEW ZEALAND 0.4%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Sky City Entertainment Group Ltd.                       708,181            2,332

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Fisher & Paykel Healthcare Corp., Ltd.                  660,021            1,758

RETAILING 0.1%
--------------------------------------------------------------------------------
The Warehouse Group Ltd.                                421,871            1,234

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Auckland International Airport Ltd.                   1,820,297            2,361
                                                                     -----------
                                                                           7,685
NORWAY 1.7%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Ekornes ASA                                             161,200            3,094

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Acta Holding ASA                                        516,775            1,885

ENERGY 1.1%
--------------------------------------------------------------------------------
Aker Kvaerner ASA                                        28,400            2,881
Farstad Shipping ASA                                    150,400            3,037
Olsen Energy ASA *                                       53,158            2,462
Petroleum Geo-Services ASA *                             38,000            2,079
SeaDrill Ltd. *                                         203,900            2,698
Songa Offshore ASA *                                    148,048            1,162
Statoil ASA                                             105,200            3,149
TGS Nopec Geophysical Co. ASA *                         180,248            3,214
                                                                     -----------
                                                                          20,682
MATERIALS 0.0%
--------------------------------------------------------------------------------
Yara International ASA                                    3,400               51

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Tandberg Television ASA *                               276,343            3,895

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Norwegian Air Shuttle ASA *                             117,874            1,806
                                                                     -----------
                                                                          31,413
PANAMA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Copa Holdings S.A., Class A (a)                          48,100            1,097

PAPUA NEW GUINEA 0.1%
--------------------------------------------------------------------------------

MATERIALS 0.1%
--------------------------------------------------------------------------------
Lihir Gold Ltd. *                                       781,700            1,677

PORTUGAL 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Mota-Engil, SGPS, S.A.                                  382,210            2,124

REPUBLIC OF KOREA 2.6%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
Kookmin Bank                                            120,800           10,455

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
KCC Corp.                                                 4,300            1,040

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Macquarie Korea Infrastructure Fund *                   187,400            1,259
Tong Yang Investment Bank *                             107,380            1,483
                                                                     -----------
                                                                           2,742
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                       3,300            1,630

FOOD, BEVERAGE & TOBACCO 0.2%
--------------------------------------------------------------------------------
KT&G Corp.                                               71,734            4,326

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                             4,700            2,990

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
NHN Corp. *                                              24,840            2,760

TELECOMMUNICATION SERVICES 1.2%
--------------------------------------------------------------------------------
LG Telecom Ltd. *                                       119,400            1,294
SK Telecom Co., Ltd.                                     96,900           20,283
SK Telecom Co., Ltd. ADR (a)                             52,000            1,217
                                                                     -----------
                                                                          22,794
                                                                     -----------
                                                                          48,737
SINGAPORE 2.6%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
United Overseas Bank Ltd.                               632,000            6,244

CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
Hyflux Ltd.                                           2,818,000            3,709
Jaya Holdings Ltd.                                    1,528,000            1,314
SembCorp Marine Ltd.                                  1,924,000            4,068
                                                                     -----------
                                                                           9,091
CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
Raffles Education Corp., Ltd.                           409,000              621

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Parkway Holdings Ltd.                                 2,628,000            4,256

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
GP Batteries International Ltd.                       1,682,000            1,672

REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Capitaland Ltd.                                       2,044,300            5,301
United Overseas Land Ltd.                                48,200               88
                                                                     -----------
                                                                           5,389
RETAILING 0.1%
--------------------------------------------------------------------------------
Osim International Ltd.                               1,088,120            1,171

TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
MobileOne Ltd.                                        4,421,000            5,777

TRANSPORTATION 0.8%
--------------------------------------------------------------------------------
Cosco Corp.(Singapore) Ltd.                           4,176,040            4,043
Goodpack Ltd. *                                         544,000              602
SIA Engineering Co.                                     940,000            2,142
Singapore Airport Ltd.                                1,408,000            1,898
SMRT Corp., Ltd.                                      8,763,000            5,994
                                                                     -----------
                                                                          14,679
                                                                     -----------
                                                                          48,900
SOUTH AFRICA 0.2%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
Sasol                                                    22,400              814

MEDIA 0.1%
--------------------------------------------------------------------------------
Naspers Ltd.                                             58,700            1,031

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
Aspen Pharmacare Holdings Ltd. *                        111,500              566

TELECOMMUNICATION SERVICES 0.0%
--------------------------------------------------------------------------------
MTN Group Ltd.                                           50,200              383
                                                                     -----------
                                                                           2,794
SPAIN 2.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Pastor S.A.                                        77,700            1,015

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Grupo Ferrovial SA                                       27,800            2,248
Mecalux, S.A.                                            58,479            1,870
Tecnicas Reunidas S.A. *                                 51,348            1,298
                                                                     -----------
                                                                           5,416
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Prosegur, Compania de Seguridad S.A.                    155,506            3,858

MATERIALS 0.1%
--------------------------------------------------------------------------------
Tubacex, S.A.                                           234,947            1,315

MEDIA 0.6%
--------------------------------------------------------------------------------
Gestevision Telecinco S.A.                              450,000           10,951

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
--------------------------------------------------------------------------------
Grifols S.A. *                                          593,263            5,108

RETAILING 0.2%
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                           108,000            4,696

UTILITIES 0.3%
--------------------------------------------------------------------------------
Enagas                                                  160,600            3,492
Red Electrica de Espana                                  80,700            2,994
                                                                     -----------
                                                                           6,486
                                                                     -----------
                                                                          38,845
SWEDEN 1.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Hexagon AB                                               62,500            2,094
Munters AB                                               70,689            2,419
                                                                     -----------
                                                                           4,513
COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Transcom WorldWide S.A. *                                36,600              356

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
D. Carnegie & Co. AB                                     72,248            1,350

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Swedish Match AB                                        107,600            1,777

MATERIALS 0.2%
--------------------------------------------------------------------------------
Billerud                                                263,900            4,010

MEDIA 0.1%
--------------------------------------------------------------------------------
Modern Times Group AB, Series B *                        29,650            1,475

RETAILING 0.4%
--------------------------------------------------------------------------------
Hemtex AB *                                             129,749            1,954
KappAhl Holding AB                                      275,766            1,937
Lindex AB                                               252,335            3,401
                                                                     -----------
                                                                           7,292
SOFTWARE & SERVICES 0.0%
--------------------------------------------------------------------------------
TradeDoubler AB *                                        30,500              526

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B                642,000            2,023
                                                                     -----------
                                                                          23,322
SWITZERLAND 8.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
--------------------------------------------------------------------------------
Geberit AG                                                2,300            2,573
Georg Fischer AG - Reg'd. *                               5,365            2,426
Sulzer AG                                                 3,800            2,848
                                                                     -----------
                                                                           7,847
COMMERCIAL SERVICES & SUPPLIES 1.1%
--------------------------------------------------------------------------------
Adecco S.A.                                             288,000           16,759
SGS S.A.                                                  3,220            2,975
                                                                     -----------
                                                                          19,734

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Swatch Group AG                                          65,500           11,666

DIVERSIFIED FINANCIALS 2.1%
--------------------------------------------------------------------------------
Bank Sarasin & Cie AG                                       636            1,783
Credit Suisse Group                                     341,100           19,119
EFG International *                                      61,100            1,738
Partners Group *                                         31,079            2,110
UBS AG, Reg'd.                                          269,460           14,667
                                                                     -----------
                                                                          39,417
FOOD, BEVERAGE & TOBACCO 1.1%
--------------------------------------------------------------------------------
Lindt & Spruengli AG                                        700            1,408
Nestle S.A.                                              58,000           19,013
Nestle S.A. ADR                                           7,100              579
                                                                     -----------
                                                                          21,000
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Galenica Holding AG - Reg'd.                              8,175            1,724
Nobel Biocare Holding AG                                  8,160            1,935
Phonak Holding AG                                        14,200              897
                                                                     -----------
                                                                           4,556
MATERIALS 1.4%
--------------------------------------------------------------------------------
Givaudan S.A. - Reg'd.                                   11,700            9,665
Lonza Group AG                                          106,400            7,226
Syngenta AG *                                            60,300            8,666
                                                                     -----------
                                                                          25,557
PHARMACEUTICALS & BIOTECHNOLOGY 1.7%
--------------------------------------------------------------------------------
Actelion Ltd. *                                           4,900              618
Novartis AG - Reg'd.                                    339,900           19,233
Novartis AG ADR                                           8,100              455
Roche Holdings AG                                        51,700            9,201
Tecan AG                                                 43,073            2,390
                                                                     -----------
                                                                          31,897
SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Temenos Group AG *                                      166,202            1,837

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Kuehne & Nagel International AG                          51,100            3,409
                                                                     -----------
                                                                         166,920
TAIWAN 1.8%
--------------------------------------------------------------------------------

BANKS 0.9%
--------------------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.               23,590,289           18,368

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Largan Precision Co., Ltd.                               61,000            1,285

MATERIALS 0.1%
--------------------------------------------------------------------------------
Chung Hwa Pulp Corp.                                  4,179,000            2,042

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
MediaTek, Inc.                                          130,400            1,188
Powerchip Semiconductor Corp.                         3,469,000            2,275
Taiwan Semiconductor Manufacturing Co., Ltd. ADR              1               --
                                                                     -----------
                                                                           3,463
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Catcher Technology Co., Ltd.                            194,000            1,983
High Tech Computer Corp.                                166,800            3,707
Hon Hai Precision Industry Co., Ltd.                    522,241            3,094
Motech Industries, Inc.                                  24,000              524
                                                                     -----------
                                                                           9,308
                                                                     -----------
                                                                          34,466
UNITED KINGDOM 21.0%
--------------------------------------------------------------------------------

BANKS 1.5%
--------------------------------------------------------------------------------
HBOS plc                                                446,900            8,140
Lloyds TSB Group plc                                    994,000           10,003
Northern Rock plc                                       259,600            5,412
Standard Chartered plc                                  150,100            3,800
                                                                     -----------
                                                                          27,355
CAPITAL GOODS 2.6%
--------------------------------------------------------------------------------
Ashtead Group plc                                       364,200              947
BAE Systems plc                                           8,100              219
Charter plc *                                           211,393            3,087
Chloride Group plc                                    1,458,673            2,919
Cobham plc                                            1,409,852            4,384
Enodis plc                                            1,411,800            5,737
Morgan Crucible Co., plc                                599,173            2,628
Punch Graphix plc                                     1,518,661            3,007
Rolls-Royce Group plc *                               1,046,200            8,621
Spirax-Sarco Engineering plc                            201,557            3,293
The Weir Group plc                                      876,435            6,771
Ultra Electronics Holdings plc                          158,000            2,982
Vt Group plc                                            525,953            4,923
                                                                     -----------
                                                                          49,518
COMMERCIAL SERVICES & SUPPLIES 1.2%
--------------------------------------------------------------------------------
WS Atkins plc                                            88,405            1,394
Babcock International Group plc                         499,855            3,186
Homeserve plc                                           127,152            3,880
Michael Page Group plc                                  779,200            4,803
RPS Group plc                                           195,700              816
Serco Group plc                                       1,319,502            8,131
                                                                     -----------
                                                                          22,210
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Aga Foodservice Group plc                               292,823            1,977
The Berkeley Group Holdings plc *                        30,000              690
                                                                     -----------
                                                                           2,667
CONSUMER SERVICES 1.4%
--------------------------------------------------------------------------------
Compass Group plc                                     3,190,000           15,223
Gondola Holdings plc                                    218,077            1,363
Greene King plc                                         270,446            4,195
J.D. Wetherspoon plc                                    254,251            2,118

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Punch Taverns plc                                       171,400            2,821
                                                                     -----------
                                                                          25,720
DIVERSIFIED FINANCIALS 0.5%
--------------------------------------------------------------------------------
Cattles plc                                             863,189            5,385
IG Group Holdings plc                                   925,622            3,679
                                                                     -----------
                                                                           9,064
ENERGY 1.3%
--------------------------------------------------------------------------------
BG Group plc                                            760,100           10,228
Cairn Energy plc *                                       63,600            2,512
Expro International Group plc                           355,660            4,211
Invensys plc *                                        4,777,400            1,654
Tullow Oil plc                                          736,190            5,436
                                                                     -----------
                                                                          24,041
FOOD, BEVERAGE & TOBACCO 2.1%
--------------------------------------------------------------------------------
British American Tobacco plc                              4,300              231
Cadbury Schweppes plc                                 1,557,000           15,206
Cadbury Schweppes plc ADR                                11,400              448
Diageo plc                                            1,228,000           21,604
Diageo plc ADR                                            6,400              450
Northern Foods plc                                      849,935            1,331
                                                                     -----------
                                                                          39,270
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Southern Cross Healthcare Ltd. *                        374,729            1,984

HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                   182,900            7,342

INSURANCE 0.6%
--------------------------------------------------------------------------------
Willis Group Holdings Ltd. (a)                          341,000           11,093

MATERIALS 1.0%
--------------------------------------------------------------------------------
Croda International plc                                 297,212            2,408
Lonmin plc                                               24,400            1,335
Peter Hambro Mining plc *                                61,420            1,494
Rexam plc                                               522,920            4,928
Rio Tinto plc                                             4,900            1,024
Vedanta Resources plc                                   113,083            2,796
Victrex plc                                             337,084            4,695
                                                                     -----------
                                                                          18,680
MEDIA 2.6%
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc                    2,489,000           26,062
Johnston Press plc                                    1,643,800           11,551
Trinity Mirror plc                                    1,449,000           12,153
                                                                     -----------
                                                                          49,766
PHARMACEUTICALS & BIOTECHNOLOGY 1.5%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                     991,000           27,420

RETAILING 1.3%
--------------------------------------------------------------------------------
Signet Group plc                                     10,100,000           19,040
The Carphone Warehouse plc                            1,192,800            6,148
                                                                     -----------
                                                                          25,188
SOFTWARE & SERVICES 0.0%
--------------------------------------------------------------------------------
NDS Group plc *                                          14,000              663

TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
--------------------------------------------------------------------------------
CSR plc *                                               142,600            3,027
Laird Group plc                                         428,032            2,832
Rotork plc                                              666,507            8,236
TT electronics plc                                    1,842,010            6,197
Wolfson Microelectronics plc *                          385,257            3,258
                                                                     -----------
                                                                          23,550
TELECOMMUNICATION SERVICES 1.0%
--------------------------------------------------------------------------------
Vanco plc *                                              73,986              670
Vodafone Group plc                                    8,586,375           18,646
                                                                     -----------
                                                                          19,316
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Associated British Ports Holdings plc                   123,561            2,093

UTILITIES 0.4%
--------------------------------------------------------------------------------
AWG plc                                                  74,000            1,788
International Power plc                                 461,700            2,542
Pennon Group plc                                        289,752            2,679
                                                                     -----------
                                                                           7,009
                                                                     -----------
                                                                         393,949
PREFERRED STOCK 0.7% OF NET ASSETS

BRAZIL 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A.                       63,200            1,933

ENERGY 0.2%
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A.                                212,900            4,394
                                                                     -----------
                                                                           6,327
GERMANY 0.2%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Hugo Boss AG                                             84,324            3,493

UNITED KINGDOM 0.2%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Vodafone Group plc                                    9,813,000            2,750

OTHER INVESTMENT COMPANIES 2.2% OF NET ASSETS

SSgA Money Market Fund                                   18,988               19
SSgA Prime Money Market Fund                         11,335,251           11,335
State Street Institutional Liquid Reserves           30,414,678           30,415

RIGHTS 0.2% OF NET ASSETS

SWEDEN 0.2%
--------------------------------------------------------------------------------
Capio AB *                                               55,980              855

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
JM AB *                                                 189,418            2,788
                                                                     -----------
                                                                           3,643

SECURITY                                            FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ X 1,000)      ($ X 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bill
   4.82%, 09/14/06                                          950              945
   4.85%, 09/14/06                                          100               99
                                                                     -----------
                                                                           1,044

END OF INVESTMENTS.

At July 31, 2006, the tax basis cost of the fund's investments was $1,648,027, and the unrealized appreciation and depreciation were $251,096 and ($39,573), respectively, with a net unrealized appreciation of $211,523.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for open futures contracts
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,342 or 0.1% of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

In addition to the above, the fund held the following at 07/31/2006. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS
FUTURES CONTRACTS 0.1% OF NET ASSETS

Russell 2000 Index, Long expires
09/14/06                                         5         1,762              37
S&P 500 Index, Long expires 09/14/06             2           641              17
                                                                      ----------
                                                                              54

In addition to the above, the fund held the following at 07/31/06. All numbers x 1,000.

                             AMOUNT                     AMOUNT
                               OF                         OF
                            CURRENCY                   CURRENCY       UNREALIZED
              CURRENCY       TO BE       CURRENCY        TO BE         GAINS /
EXPIRATION      TO BE       RECEIVED      TO BE        DELIVERED       LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACT 0.9% OF NET ASSETS

10/31/2006         USD         16,242          GBP         16,187           (55)


SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 88.6%  COMMON STOCK                                     106,629         120,053
  4.3%  FOREIGN COMMON STOCK                               5,280           5,818
  5.7%  OTHER INVESTMENT COMPANIES                         7,771           7,771
  0.1%  U.S. TREASURY OBLIGATION                              99              99
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                119,779         133,741
  1.3%  OTHER ASSETS AND
        Liabilities                                                        1,794
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       135,535

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 88.6% OF NET ASSETS

BANKS 2.8%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                     8,460             287
Freddie Mac                                               13,426             777
Marshall & Ilsley Corp.                                   12,900             606
New York Community Bancorp, Inc.                           5,025              82
People's Bank                                             14,765             530
SVB Financial Group *                                      9,670             433
Washington Mutual, Inc. (a)                               25,000           1,118
                                                                     -----------
                                                                           3,833
CAPITAL GOODS 5.0%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                6,400             513
Danaher Corp.                                             10,600             691
Dover Corp.                                               11,000             518
General Electric Co.                                      31,000           1,013
PACCAR, Inc.                                               7,500             606
Pentair, Inc.                                             18,800             540
SPX Corp.                                                  9,690             530
Teleflex, Inc.                                             6,800             388
Tyco International Ltd. (a)                               74,000           1,931
                                                                     -----------
                                                                           6,730
CONSUMER DURABLES & APPAREL 2.3%
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                 20,865             618
Leggett & Platt, Inc.                                     13,050             298
Lennar Corp., Class A                                     22,000             984
Nike, Inc., Class B                                        3,900             308
The Stanley Works                                         11,540             523
Toll Brothers, Inc. *                                     16,000             409
                                                                     -----------
                                                                           3,140
CONSUMER SERVICES 5.6%
--------------------------------------------------------------------------------
Carnival Corp.                                            27,000           1,052
H&R Block, Inc.                                           10,000             227
Las Vegas Sands Corp. *                                   18,600           1,154
McDonald's Corp. (a)                                      46,000           1,628
Regis Corp.                                               17,800             600
Starwood Hotels & Resorts Worldwide, Inc.                 11,300             594
The Cheesecake Factory, Inc. *                            24,900             569
Wynn Resorts Ltd. *                                        9,200             589
YUM! Brands, Inc. (a)                                     26,600           1,197
                                                                     -----------
                                                                           7,610
DIVERSIFIED FINANCIALS 8.3%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                          19,800             693
American Express Co. (a)                                  18,400             958
Capital One Financial Corp. (a)                           13,300           1,029
Chicago Mercantile Exchange Holdings, Inc.                 1,613             744
Citigroup, Inc.                                           21,300           1,029
Federated Investors, Inc., Class B                        17,568             545
Goldman Sachs Group, Inc. (a)                              8,050           1,229
JPMorgan Chase & Co.                                      26,600           1,213
Morgan Stanley (a)                                        19,500           1,297
Nuveen Investments, Inc., Class A                         19,800             940
NYSE Group, Inc. *                                        14,500             902
The Bank of New York Co., Inc.                            19,300             649
                                                                     -----------
                                                                          11,228
ENERGY 6.1%
--------------------------------------------------------------------------------
Apache Corp.                                              13,400             944
Cameron International Corp. *                              7,100             358
ChevronTexaco Corp.                                       24,375           1,603
ConocoPhillips                                            19,600           1,345
Exxon Mobil Corp.                                         26,200           1,775
Halliburton Co.                                           20,800             694
Murphy Oil Corp.                                          12,100             623
Valero Energy Corp.                                        8,445             570
Weatherford International Ltd. *                           5,900             276
                                                                     -----------
                                                                           8,188
FOOD & STAPLES RETAILING 0.7%
--------------------------------------------------------------------------------
CVS Corp.                                                 29,800             975

FOOD, BEVERAGE & TOBACCO 1.5%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                          5,840             417
The Hershey Co.                                           10,000             550
The Pepsi Bottling Group, Inc. (a)                        32,800           1,091
                                                                     -----------
                                                                           2,058
HEALTH CARE EQUIPMENT & SERVICES 9.5%
--------------------------------------------------------------------------------
Alcon, Inc.                                                3,610             399
Bausch & Lomb, Inc.                                       13,000             615
Baxter International, Inc.                                30,000           1,260
Beckman Coulter, Inc.                                      6,700             383
Boston Scientific Corp. (a)*                              49,703             845
Caremark Rx, Inc. (a)                                     38,250           2,020

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
CIGNA Corp. (a)                                            9,000             821
Cytyc Corp. *                                             13,571             334
Eclipsys Corp. *                                          37,600             734
Edwards Lifesciences Corp. *                               8,300             367
HEALTHSOUTH Corp. *                                       84,200             333
Hillenbrand Industries, Inc.                               9,100             452
Hospira, Inc. *                                           11,580             506
Humana, Inc. *                                            20,100           1,124
St. Jude Medical, Inc. *                                  13,000             480
Tenet Healthcare Corp. *                                  70,200             415
Triad Hospitals, Inc. *                                   10,900             425
WellPoint, Inc. *                                         18,800           1,401
                                                                     -----------
                                                                          12,914
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
Procter & Gamble Co.                                      12,800             719

INSURANCE 3.4%
--------------------------------------------------------------------------------
American International Group, Inc.                        15,400             934
Arthur J. Gallagher & Co.                                 21,350             580
Assurant, Inc.                                            11,310             545
MBIA, Inc.                                                11,799             694
MetLife, Inc.                                              6,500             338
Old Republic International Corp.                          20,875             444
The Chubb Corp.                                            9,800             494
Willis Group Holdings Ltd.                                16,400             534
                                                                     -----------
                                                                           4,563
MATERIALS 3.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            17,200           1,100
Cytec Industries, Inc.                                     8,230             439
International Flavors & Fragrances, Inc.                  14,000             518
Monsanto Co. (a)                                          25,600           1,100
Southern Copper Corp.                                     14,900           1,438
                                                                     -----------
                                                                           4,595
MEDIA 6.2%
--------------------------------------------------------------------------------
Cablevision Systems Corp., Class A *                      25,700             572
Comcast Corp. (a)*                                        65,150           2,233
Dow Jones & Co., Inc.                                     11,120             390
Entercom Communications Corp.                              3,000              76
Liberty Global, Inc., Class A *                            6,448             141
Liberty Global, Inc., Class C *                           46,539             986
Liberty Media Holding Corp. - Capital *                    7,710             629
Sirius Satellite Radio, Inc. *                            34,840             146
The DIRECTV Group, Inc. *                                 57,311             977
The Walt Disney Co. (a)                                   33,200             986
Time Warner, Inc. (a)                                     75,300           1,243
Westwood One, Inc.                                         9,056              60
                                                                     -----------
                                                                           8,439
PHARMACEUTICALS & BIOTECHNOLOGY 4.7%
--------------------------------------------------------------------------------
Fisher Scientific International, Inc. *                   16,800           1,245
GlaxoSmithKline plc (a)                                   14,100             780
Johnson & Johnson                                         16,345           1,022
Pfizer, Inc.                                              61,900           1,609
Thermo Electron Corp. *                                   17,900             662
Valeant Pharmaceuticals International                     24,450             423
Varian, Inc. *                                            13,120             590
                                                                     -----------
                                                                           6,331
RETAILING 4.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           1,300              69
Best Buy Co., Inc. (a)                                    14,100             639
Federated Department Stores, Inc.                         18,596             653
Foot Locker, Inc.                                          5,500             150
J.C. Penney Co., Inc.                                     10,900             686
OfficeMax, Inc.                                            3,980             164
Target Corp.                                              19,300             886
The Gap, Inc.                                             37,900             658
The TJX Cos., Inc.                                        30,500             743
Tiffany & Co. (a)                                         34,000           1,074
                                                                     -----------
                                                                           5,722
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.8%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                      18,600             601
Applied Materials, Inc. (a)                               46,700             735
Broadcom Corp., Class A *                                 21,250             510
Cypress Semiconductor Corp. (a)*                          22,200             337
Freescale Semiconductor, Inc., Class B *                  12,600             359
Intel Corp.                                              107,200           1,930
International Rectifier Corp. *                            9,600             342
LSI Logic Corp. (a)*                                      60,100             493
MEMC Electronic Materials, Inc. (a)*                      29,200             888
Microchip Technology, Inc. (a)                            22,500             726
Micron Technology, Inc. (a)*                              43,000             670
National Semiconductor Corp. (a)                          63,825           1,485
Novellus Systems, Inc. *                                  29,950             758
Teradyne, Inc. *                                          53,850             708
                                                                     -----------
                                                                          10,542
SOFTWARE & SERVICES 5.2%
--------------------------------------------------------------------------------
Activision, Inc. *                                        27,145             325
Adobe Systems, Inc. (a)*                                  11,900             339
BearingPoint, Inc. *                                     127,320           1,019
Google, Inc., Class A (a)*                                 4,931           1,906
McAfee, Inc. *                                            27,300             588
Microsoft Corp.                                           61,000           1,466
Oracle Corp. *                                            95,200           1,425
                                                                     -----------
                                                                           7,068
TECHNOLOGY HARDWARE & EQUIPMENT 7.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            37,800             462
Andrew Corp. *                                            23,110             195
Anixter International, Inc. *                              8,200             452
Apple Computer, Inc. *                                    10,400             707
Corning, Inc. (a)*                                        34,300             654
Dell, Inc. *                                              79,900           1,732
Diebold, Inc.                                             13,180             533
EMC Corp. *                                               43,500             442
Hewlett-Packard Co.                                       33,700           1,075
Motorola, Inc.                                            43,500             990
Qualcomm, Inc. (a)                                        15,500             547

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Sun Microsystems, Inc. *                                 115,000             500
Tektronix, Inc.                                           12,220             333
Vishay Intertechnology, Inc. *                            54,300             762
Xerox Corp. *                                             49,100             692
                                                                     -----------
                                                                          10,076
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                           43,500           1,470
Leap Wireless International, Inc. *                       10,270             459
Level 3 Communications, Inc. *                           200,100             783
NII Holdings, Inc. *                                      29,900           1,578
                                                                     -----------
                                                                           4,290
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
JetBlue Airways Corp. *                                   39,200             419
United Parcel Service, Inc., Class B                       3,600             248
                                                                     -----------
                                                                             667
UTILITIES 0.7%
--------------------------------------------------------------------------------
TXU Corp.                                                 14,000             899

FOREIGN COMMON STOCK 4.3% OF NET ASSETS

CANADA 0.5%
--------------------------------------------------------------------------------

ENERGY 0.5%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                           14,100             749

FRANCE 0.7%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
Sanofi-Aventis                                             9,800             932

ISRAEL 0.5%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. (b)                   21,100             698

JAPAN 0.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.7%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd. (a)(b)                              27,800             916

TAIWAN 0.6%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd. (b)                            44,700             830

UNITED KINGDOM 1.3%
--------------------------------------------------------------------------------

BANKS 0.9%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                     115,100           1,159

INSURANCE 0.4%
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                16,400             534

OTHER INVESTMENT COMPANIES 5.7% OF NET ASSETS

SSgA Prime Money Market Fund                           4,756,615           4,757
State Street Institutional Liquid Reserves             3,014,245           3,014
                                                                     -----------
                                                                           7,771

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bill
  4.82%, 09/14/06                                            100              99

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $120,903 and the unrealized appreciation and depreciation were $17,838 and ($5,000), respectively, with a net unrealized appreciation of $12,838.

In addition to the above, the fund held the following at July 31,2006. All numbers are x 1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS       VALUE         GAINS
FUTURES CONTRACT
Russell 2000 Index, Long expires
09/14/06                                           4        1,409             30

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) American Depository Receipt.

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 90.7%  COMMON STOCK                                      80,588          88,748
  2.7%  FOREIGN COMMON STOCK                               2,484           2,589
  6.0%  OTHER INVESTMENT COMPANIES                         5,849           5,849
  0.1%  U.S. TREASURY OBLIGATION                              75              75
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                 88,996          97,261
  0.5%  OTHER ASSETS AND
        Liabilities                                                          532
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        97,793

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 90.7% OF NET ASSETS

BANKS 1.3%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                     5,920             201
Marshall & Ilsley Corp.                                    6,600             310
New York Community Bancorp, Inc.                           3,455              56
People's Bank                                             10,196             366
SVB Financial Group *                                      6,640             298
                                                                     -----------
                                                                           1,231
CAPITAL GOODS 13.0%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                4,500             361
American Railcar Industries, Inc.                         10,225             283
American Science & Engineering, Inc. *                     7,325             372
Applied Signal Technology, Inc.                           27,900             428
Astec Industries, Inc. *                                   4,325              92
Baldor Electric Co. (a)                                   43,020           1,273
BE Aerospace, Inc. *                                      30,275             749
Dover Corp.                                                7,000             330
EMCOR Group, Inc. *                                        1,500              77
General Cable Corp. *                                     40,320           1,439
Granite Construction, Inc.                                10,575             460
H&E Equipment Services, Inc. *                             8,650             229
HEICO Corp.                                                3,875             120
Infrasource Services, Inc. *                              20,500             381
Pentair, Inc.                                             13,000             373
Perini Corp. *                                            12,250             277
Quanta Services, Inc. *                                   26,450             422
SPX Corp.                                                  6,760             370
Teleflex, Inc.                                            11,670             666
The Greenbrier Cos., Inc.                                  4,400             122
The Lamson & Sessions Co. *                                8,075             226
The Manitowoc Co., Inc.                                   25,650           1,007
The Shaw Group, Inc. *                                    12,675             262
Trex Co., Inc. (a)*                                       27,360             772
Trinity Industries, Inc.                                  10,000             334
URS Corp. *                                               20,525             813
Washington Group International, Inc. *                     8,600             464
                                                                     -----------
                                                                          12,702
COMMERCIAL SERVICES & SUPPLIES 3.1%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                       5,300              87
Corrections Corp. of America *                               425              23
Mobile Mini, Inc. *                                       13,300             407
Pike Electric Corp. *                                     14,975             270
Steelcase Inc., Class A (a)                               54,865             806
TeleTech Holdings, Inc. *                                 42,200             532
TRC Cos., Inc. *                                          53,600             524
Watson Wyatt & Co., Holdings                              12,890             425
                                                                     -----------
                                                                           3,074
CONSUMER DURABLES & APPAREL 2.3%
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                 14,285             423
La-Z-Boy, Inc.                                            24,100             307
Leggett & Platt, Inc.                                      9,000             205
Steven Madden Ltd. *                                       1,850              62
The Stanley Works                                          7,960             361
The Yankee Candle Co., Inc.                               22,850             556
Under Armour, Inc. *                                       8,000             321
                                                                     -----------
                                                                           2,235
CONSUMER SERVICES 4.1%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                     23,920             659
California Pizza Kitchen, Inc. *                          22,710             600
Chipotle Mexican Grill, Inc. Class A *                     6,925             363
Cosi, Inc. *                                              27,550             138
DeVry, Inc. *                                             35,200             743
H&R Block, Inc.                                            6,400             146
Regis Corp.                                               12,300             414
Ruth's Chris Steak House, Inc. *                          13,775             244
The Cheesecake Factory, Inc. *                            16,000             366
Vail Resorts, Inc. *                                       9,830             340
                                                                     -----------
                                                                           4,013
DIVERSIFIED FINANCIALS 3.1%
--------------------------------------------------------------------------------
Federated Investors, Inc., Class B                        11,353             352
Knight Capital Group, Inc., Class A *                     40,880             676
Lazard Ltd.                                               14,625             571
Raymond James Financial, Inc.                             17,555             510
The First Marblehead Corp.                                20,980             961
                                                                     -----------
                                                                           3,070
ENERGY 5.0%
--------------------------------------------------------------------------------
Cameron International Corp. *                              4,900             247
Global Industries Ltd. *                                  27,100             452
Helmerich & Payne, Inc.                                   22,900             634
Murphy Oil Corp.                                           7,650             394
Oceaneering International, Inc. *                         14,600             638
PetroQuest Energy, Inc. *                                  9,500             111

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
TETRA Technologies, Inc. *                                13,800             395
Tidewater, Inc.                                           10,000             477
Weatherford International Ltd. *                           2,600             122
Whiting Petroleum Corp. *                                 16,950             791
Willbros Group, Inc. *                                    34,575             591
                                                                     -----------
                                                                           4,852
FOOD & STAPLES RETAILING 1.2%
--------------------------------------------------------------------------------
Longs Drug Stores Corp.                                   12,300             506
Performance Food Group Co. *                              23,240             648
                                                                     -----------
                                                                           1,154
FOOD, BEVERAGE & TOBACCO 1.6%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                          4,020             287
The Hain Celestial Group, Inc. (a)*                       60,950           1,317
                                                                     -----------
                                                                           1,604
HEALTH CARE EQUIPMENT & SERVICES 8.4%
--------------------------------------------------------------------------------
Analogic Corp.                                            15,870             726
AngioDynamics, Inc. *                                      9,575             220
Bausch & Lomb, Inc.                                        9,000             426
Beckman Coulter, Inc.                                      4,600             263
Cholestech Corp. *                                         8,325              89
Dendrite International, Inc. *                            56,600             516
Edwards Lifesciences Corp. *                               5,700             252
HEALTHSOUTH Corp. *                                       58,700             232
Hillenbrand Industries, Inc.                               6,300             313
Hologic, Inc. *                                           13,625             612
Hospira, Inc. *                                            8,080             353
Intuitive Surgical, Inc. *                                 5,575             531
Kyphon, Inc. *                                            10,850             369
Lifecell Corp. *                                          19,525             558
Neurometrix, Inc. *                                        8,825             290
Omnicell, Inc. *                                          19,025             310
Restore Medical, Inc. *                                    4,500              33
Rita Medical Systems, Inc. (a)*                           96,000             336
Synovis Life Technologies, Inc. *                          8,075              71
Thoratec Corp. *                                          50,300             694
Triad Hospitals, Inc. *                                    7,600             296
Wright Medical Group, Inc. *                              34,300             756
                                                                     -----------
                                                                           8,246
HOUSEHOLD & PERSONAL PRODUCTS 1.0%
--------------------------------------------------------------------------------
NBTY, Inc. *                                              34,000           1,004

INSURANCE 1.6%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                 14,800             402
Assurant, Inc.                                             7,810             376
KMG America Corp. *                                       57,270             478
Old Republic International Corp.                          14,450             308
                                                                     -----------
                                                                           1,564
MATERIALS 1.6%
--------------------------------------------------------------------------------
Bowater, Inc.                                             22,130             449
Cytec Industries, Inc. (a)                                 5,650             302
Headwaters, Inc. *                                        20,230             468
International Flavors & Fragrances, Inc.                   9,700             359
                                                                     -----------
                                                                           1,578
MEDIA 0.4%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                      7,740             271
Entercom Communications Corp.                              2,050              52
Westwood One, Inc.                                         6,338              42
                                                                     -----------
                                                                             365
PHARMACEUTICALS & BIOTECHNOLOGY 4.6%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                    16,200             724
Connetics Corp. *                                         49,100             470
Perrigo Co.                                               39,870             632
Pharmaceutical Product Development, Inc. (PPD)            11,380             438
Pharmion Corp. *                                          39,300             677
Salix Pharmaceuticals Ltd. *                              39,400             402
Thermo Electron Corp. *                                   12,400             459
Valeant Pharmaceuticals International                     16,900             292
Varian, Inc. *                                             9,320             419
                                                                     -----------
                                                                           4,513
REAL ESTATE 2.3%
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                27,290             600
Innkeepers USA Trust                                      27,290             461
Post Properties, Inc.                                      6,710             322
Trammell Crow Co. *                                       11,500             396
Washington Real Estate Investment Trust                   12,020             446
                                                                     -----------
                                                                           2,225
RETAILING 5.3%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                       100,100             573
AnnTaylor Stores Corp. *                                   5,725             235
Charming Shoppes, Inc. *                                  33,650             347
Coldwater Creek, Inc. *                                   23,450             467
Federated Department Stores, Inc.                         11,544             405
Fred's, Inc.                                              44,080             528
Genesco, Inc. *                                           12,125             328
NetFlix, Inc. *                                           31,140             644
OfficeMax, Inc.                                            2,890             119
Sharper Image Corp. *                                     47,690             515
The Gap, Inc.                                             23,800             413
Wetseal, Inc., Class A *                                  78,300             363
Zumiez, Inc. *                                             8,225             246
                                                                     -----------
                                                                           5,183
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.2%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                        24,825             321
Amkor Technology, Inc. *                                  46,950             290
Brooks Automation, Inc. *                                 58,500             661
Cabot Microelectronics Corp. (a)*                         20,890             622
Cymer, Inc. *                                             10,175             398
Cypress Semiconductor Corp. *                             15,400             234
DSP Group, Inc. *                                          5,525             132
Freescale Semiconductor, Inc., Class B *                   7,900             225
International Rectifier Corp. *                            6,700             239

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Intevac, Inc. *                                            5,525             116
Kopin Corp. *                                            175,400             582
LSI Logic Corp. (a)*                                      41,600             341
Micron Technology, Inc. (a)*                              14,300             223
National Semiconductor Corp.                              13,260             309
Netlogic Microsystems, Inc. *                             13,475             330
Novellus Systems, Inc. (a)*                               20,700             524
Power Integrations, Inc. *                                28,700             456
Teradyne, Inc. *                                          37,400             492
Trident Microsystems, Inc. *                              45,050             776
Ultratech, Inc. *                                         47,000             712
Zoran Corp. *                                              2,550              41
                                                                     -----------
                                                                           8,024
SOFTWARE & SERVICES 12.7%
--------------------------------------------------------------------------------
Activision, Inc. *                                        18,770             224
Ansys, Inc. *                                              9,225             423
aQuantive, Inc. *                                         35,075             719
Aspen Technology, Inc. *                                  62,950             761
Corillian Corp. *                                         40,400             114
Ectel Ltd. *                                                   1              --
Epicor Software Corp. *                                   57,700             676
Gevity HR, Inc.                                           31,800             706
Indus International, Inc. (a)*                           112,500             266
Informatica Corp. *                                       42,200             590
Internet Security Systems, Inc. *                         61,480           1,383
Interwoven, Inc. *                                        49,300             467
Lionbridge Technologies, Inc (a)*                        132,600             797
ManTech International Corp., Class A *                    30,230             852
McAfee, Inc. *                                            17,500             377
Mentor Graphics Corp. *                                   38,000             524
MRO Software, Inc. *                                      51,900           1,096
Openwave Systems, Inc. *                                  28,500             188
Radiant Systems, Inc. *                                   20,200             222
SPSS, Inc. *                                               6,700             181
Talx Corp.                                                10,565             217
TIBCO Software, Inc. (a)*                                 86,500             689
Vignette Corp. *                                          27,400             356
webMethods, Inc. *                                        60,000             446
Witness Systems, Inc. *                                   10,350             165
                                                                     -----------
                                                                          12,439
TECHNOLOGY HARDWARE & EQUIPMENT 7.6%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            26,300             322
Andrew Corp. (a)*                                         75,780             640
Anixter International, Inc. *                              5,550             306
Diebold, Inc.                                              9,140             369
Emulex Corp. *                                            32,090             478
Itron, Inc. *                                             16,275             758
MasTec, Inc. *                                            23,900             312
Packeteer, Inc. *                                         71,920             658
Polycom, Inc. *                                           26,220             582
Powerwave Technologies, Inc. *                            46,700             371
Rackable Systems, Inc. *                                   7,525             161
Seachange International, Inc. *                           48,100             318
Tekelec *                                                 43,900             452
Tektronix, Inc.                                            8,485             231
Viisage Technology, Inc. (a)*                             36,066             625
Vishay Intertechnology, Inc. *                            37,700             529
Xyratex Ltd. *                                            14,600             339
                                                                     -----------
                                                                           7,451
TRANSPORTATION 2.3%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                  70,757             887
American Commercial Lines, Inc. *                          6,025             331
ExpressJet Holdings, Inc. *                               36,800             252
JetBlue Airways Corp. *                                   70,200             751
                                                                     -----------
                                                                           2,221
FOREIGN COMMON STOCK 2.7% OF NET ASSETS

CANADA 0.7%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
SunOpta, Inc. *                                           78,140             687

ISRAEL 1.4%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 1.4%
--------------------------------------------------------------------------------
ECI Telecom Ltd. *                                        38,800             260
M-Systems Flash Disk Pioneers Ltd. *                      30,380           1,093
                                                                     -----------
                                                                           1,353
SINGAPORE 0.2%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
ASE Test Ltd. *                                           22,550             178

UNITED KINGDOM 0.4%
--------------------------------------------------------------------------------

INSURANCE 0.4%
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                11,400             371

OTHER INVESTMENT COMPANIES 6.0% OF NET ASSETS

SSgA Money Market Fund                                   357,384             357
SSgA Prime Money Market Fund                           1,630,933           1,631
State Street Institutional Liquid Reserves             3,861,497           3,861
                                                                     -----------
                                                                           5,849

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bill
  4.82%, 09/14/06                                             75              75

END OF INVESTMENTS.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At July 31, 2006 the tax basis cost of the fund's investments was $90,283, and the unrealized appreciation and depreciation were $11,917 and ($4,939), respectively, with a net appreciation of $6,978.

In addition to the above, the fund held the following at July 31, 2006. All numbers are x 1,000 except number of futures contracts.

                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS        VALUE         GAINS
FUTURES CONTRACT

S&P 500 Index, Long expires 09/14/06              3           961             26

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.6%  FOREIGN COMMON STOCK                            961,976       1,554,863
  0.1%  SHORT-TERM INVESTMENT                             1,947           1,947
  0.2%  PREFERRED STOCK                                   2,672           2,674
   --%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               966,595       1,559,484
--------------------------------------------------------------------------------
  5.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               92,354          92,354
(5.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (89,919)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,561,919

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOREIGN COMMON STOCK 99.6% OF NET ASSETS

AUSTRALIA 4.2%
--------------------------------------------------------------------------------

BANKS 1.7%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.              275,227            5,317
Commonwealth Bank of Australia                          208,546            7,158
National Australia Bank Ltd. (a)                        251,679            6,899
St. George Bank Ltd. (a)                                 79,285            1,740
Westpac Banking Corp.                                   298,794            5,028
                                                                     -----------
                                                                          26,142
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                                          59,508            1,613

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                                      36,389            1,724
Suncorp.-Metway Ltd.                                     94,261            1,398
                                                                     -----------
                                                                           3,122
ENERGY 0.1%
--------------------------------------------------------------------------------
Woodside Petroleum Ltd.                                  70,492            2,319

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Coles Myer Ltd.                                         185,781            1,618
Woolworths Ltd.                                         186,347            2,721
                                                                     -----------
                                                                           4,339
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Foster's Group Ltd.                                     310,703            1,282

INSURANCE 0.3%
--------------------------------------------------------------------------------
AMP Ltd.                                                283,951            1,960
QBE Insurance Group Ltd.                                128,017            2,162
                                                                     -----------
                                                                           4,122
MATERIALS 1.0%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                       582,860           12,317
Rinker Group Ltd.                                       152,818            1,531
Rio Tinto Ltd. (a)                                       44,243            2,522
                                                                     -----------
                                                                          16,370
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Westfield Group                                         250,650            3,534

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Telstra Corp., Ltd. (a)                                 956,807            2,798
                                                                     -----------
                                                                          65,641
AUSTRIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG           33,336            1,924

ENERGY 0.1%
--------------------------------------------------------------------------------
OMV AG                                                   24,905            1,532
                                                                     -----------
                                                                           3,456
BELGIUM 1.2%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
Dexia *                                                 116,326            2,851
KBC GROEP NV                                             32,914            3,589
                                                                     -----------
                                                                           6,440
DIVERSIFIED FINANCIALS 0.5%
--------------------------------------------------------------------------------
Fortis (a)                                              205,652            7,315

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
InBev NV                                                 33,347            1,752

MATERIALS 0.1%
--------------------------------------------------------------------------------
Solvay SA *                                              11,315            1,343

UTILITIES 0.1%
--------------------------------------------------------------------------------
Electrabel SA *                                           3,373            1,925
                                                                     -----------
                                                                          18,775
CANADA 6.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Magna International, Inc., Class A (a)                   16,790            1,227

BANKS 1.9%
--------------------------------------------------------------------------------
Bank of Montreal (a)                                     82,275            4,649
Bank of Nova Scotia (a)                                 151,680            6,105
Canadian Imperial Bank of Commerce (a)                   56,793            3,877

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
National Bank of Canada (a)                              26,520            1,372
Royal Bank of Canada (a)                                201,446            8,193
Toronto-Dominion Bank (a)                               113,303            5,782
                                                                     -----------
                                                                          29,978
ENERGY 2.1%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          88,025            4,675
Enbridge, Inc. (a)                                       59,980            1,918
EnCana Corp.                                            132,106            7,125
Imperial Oil Ltd.                                        52,047            1,881
Nexen, Inc.                                              42,457            2,483
Petro-Canada                                             79,554            3,556
Suncor Energy, Inc.                                      72,088            5,812
Talisman Energy, Inc. *                                 162,888            2,768
TransCanada Corp. (a)                                    75,940            2,332
                                                                     -----------
                                                                          32,550
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                 34,748            1,351

INSURANCE 0.8%
--------------------------------------------------------------------------------
Manulife Financial Corp. (a)*                           245,296            7,736
Power Corp. of Canada (a)                                48,677            1,316
Sun Life Financial, Inc. (a)                             97,223            3,711
                                                                     -----------
                                                                          12,763
MATERIALS 0.8%
--------------------------------------------------------------------------------
Alcan, Inc.                                              56,826            2,591
Barrick Gold Corp. *                                    137,400            4,218
Inco Ltd.                                                30,635            2,367
Novelis, Inc.                                                 1               --
Potash Corp of Saskatchewan                              16,545            1,557
Teck Cominco Ltd., Class B *                             33,931            2,244
                                                                     -----------
                                                                          12,977
MEDIA 0.1%
--------------------------------------------------------------------------------
The Thomson Corp. (a)                                    32,575            1,289

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Brookfield Asset Management, Inc., Class A (a)           50,757            2,100

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Nortel Networks Corp. *                                 703,685            1,374
Research In Motion Ltd. *                                31,116            2,040
                                                                     -----------
                                                                           3,414
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
BCE, Inc. (a)                                           135,369            3,087
Bell Aliant Regional Communications Income Fund *        10,726              333
Rogers Communications, Inc.                              37,589            1,606
                                                                     -----------
                                                                           5,026
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Canadian National Railway Co.                            86,466            3,480
                                                                     -----------
                                                                         106,155
DENMARK 0.4%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Danske Bank A/S                                          71,510            2,741

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Novo-Nordisk A/S, Class B                                33,620            2,069

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
AP Moller - Maersk A/S                                      277            2,071
                                                                     -----------
                                                                           6,881
FINLAND 1.2%
--------------------------------------------------------------------------------

MATERIALS 0.2%
--------------------------------------------------------------------------------
Stora Enso Oyj                                          103,510            1,530
UPM-Kymmene Oyj                                          83,482            1,857
                                                                     -----------
                                                                           3,387
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
--------------------------------------------------------------------------------
Nokia Oyj                                               653,383           12,972

UTILITIES 0.1%
--------------------------------------------------------------------------------
Fortum Oyj                                               68,798            1,867
                                                                     -----------
                                                                          18,226
FRANCE 10.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin,
   Class B                                               20,614            1,254
PSA Peugeot Citroen                                      28,624            1,504
Renault S.A.                                             30,704            3,357
                                                                     -----------
                                                                           6,115
BANKS 1.7%
--------------------------------------------------------------------------------
BNP Paribas S.A.                                        131,357           12,796
Credit Agricole S.A.                                    113,868            4,578
Societe Generale                                         58,802            8,781
                                                                     -----------
                                                                          26,155
CAPITAL GOODS 0.7%
--------------------------------------------------------------------------------
Compagnie de Saint-Gobain                                53,044            3,790
Schneider Electric SA                                    34,576            3,557
Vinci S.A.                                               33,410            3,397
                                                                     -----------
                                                                          10,744
CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                    40,824            4,103

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Accor SA                                                 37,106            2,189

ENERGY 1.7%
--------------------------------------------------------------------------------
Total SA, Class B                                       393,890           26,826

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Carrefour S.A.                                           96,720            6,031

FOOD, BEVERAGE & TOBACCO 0.5%
--------------------------------------------------------------------------------
Groupe Danone                                            41,720            5,516
Pernod-Ricard S.A.                                       12,682            2,641
                                                                     -----------
                                                                           8,157
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Essilor International S.A.                               16,331            1,634

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
L'Oreal S.A.                                             40,437            4,053

INSURANCE 0.7%
--------------------------------------------------------------------------------
Assurances Generales de France (AGF)                     12,978            1,569
Axa                                                     273,452            9,418
                                                                     -----------
                                                                          10,987
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Liquide S.A.                                         18,948            3,829
Lafarge S.A.                                             27,323            3,300
                                                                     -----------
                                                                           7,129
MEDIA 0.5%
--------------------------------------------------------------------------------
Lagardere S.C.A. *                                       22,134            1,552
Vivendi Universal S.A.                                  181,776            6,173
                                                                     -----------
                                                                           7,725
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
--------------------------------------------------------------------------------
Sanofi-Aventis                                          154,055           14,631

RETAILING 0.1%
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A.                           12,173            1,628

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Alcatel SA *                                            206,671            2,327

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Bouygues SA                                              39,073            1,951
France Telecom S.A.                                     270,491            5,784
                                                                     -----------
                                                                           7,735
UTILITIES 0.8%
--------------------------------------------------------------------------------
Suez SA                                                 202,911            8,414
Veolia Environnement *                                   65,105            3,544
                                                                     -----------
                                                                          11,958
                                                                     -----------
                                                                         160,127
GERMANY 7.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                        47,949            2,474
Continental AG                                           22,867            2,335
DaimlerChrysler AG                                      162,404            8,375
Volkswagen AG                                            30,793            2,311
                                                                     -----------
                                                                          15,495
BANKS 0.4%
--------------------------------------------------------------------------------
Bayerische Hypo-und Vereinsbank AG                      101,300            4,093
Commerzbank AG                                           78,804            2,760
                                                                     -----------
                                                                           6,853
CAPITAL GOODS 0.7%
--------------------------------------------------------------------------------
Siemens AG *                                            130,278           10,487

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Adidas-Salomon AG                                        25,972            1,211

DIVERSIFIED FINANCIALS 0.8%
--------------------------------------------------------------------------------
Deutsche Bank AG                                         82,735            9,519
Deutsche Boerse AG                                       16,600            2,354
                                                                     -----------
                                                                          11,873
INSURANCE 0.9%
--------------------------------------------------------------------------------
Allianz AG *                                             63,388            9,948
Muenchener Rueckversicherungs AG                         31,294            4,306
                                                                     -----------
                                                                          14,254
MATERIALS 0.9%
--------------------------------------------------------------------------------
BASF AG                                                  83,012            6,676
Bayer AG                                                115,206            5,674
ThyssenKrupp AG                                          60,228            2,104
                                                                     -----------
                                                                          14,454
SOFTWARE & SERVICES 0.4%
--------------------------------------------------------------------------------
SAP AG                                                   34,535            6,314

TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Deutsche Telekom AG                                     411,262            6,360

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Deutsche Post AG                                        105,127            2,603

UTILITIES 1.3%
--------------------------------------------------------------------------------
E.ON AG                                                 112,817           13,593
RWE AG                                                   74,676            6,556
                                                                     -----------
                                                                          20,149
                                                                     -----------
                                                                         110,053
GREECE 0.3%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Alpha Bank A.E.                                          65,044            1,669
National Bank of Greece S.A.                             58,220            2,248
                                                                     -----------
                                                                           3,917
                                                                     -----------
                                                                           3,917
HONG KONG 0.9%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                     121,836            1,557

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                  336,370            3,073

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                             204,240            2,213
Sun Hung Kai Properties Ltd.                            210,604            2,215
Swire Pacific Ltd.                                      167,890            1,745
                                                                     -----------
                                                                           6,173
UTILITIES 0.2%
--------------------------------------------------------------------------------
CLP Holdings Ltd.                                       247,080            1,465
Hong Kong & China Gas Co.                               600,400            1,359
                                                                     -----------
                                                                           2,824
                                                                     -----------
                                                                          13,627
IRELAND 0.7%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Allied Irish Banks plc                                  138,658            3,320
Anglo Irish Bank Corp., plc                             110,337            1,610
Bank of Ireland                                         155,007            2,750
                                                                     -----------
                                                                           7,680
MATERIALS 0.2%
--------------------------------------------------------------------------------
CRH plc                                                  87,100            2,804
                                                                     -----------
                                                                          10,484
ITALY 3.3%
--------------------------------------------------------------------------------

BANKS 1.2%
--------------------------------------------------------------------------------
Banca Intesa S.p.A.                                     608,806            3,521
Banche Popolari Unite Scpa                               56,071            1,509
SanPaolo IMI S.p.A.                                     164,991            2,941
UniCredito Italiano S.p.A.                            1,319,277           10,157
                                                                     -----------
                                                                          18,128
ENERGY 0.8%
--------------------------------------------------------------------------------
Eni S.p.A.                                              419,043           12,856

INSURANCE 0.4%
--------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                           173,745            6,214

MEDIA 0.1%
--------------------------------------------------------------------------------
Mediaset S.p.A.                                         110,368            1,253

TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Telecom Italia RNC S.p.A.                               963,731            2,327
Telecom Italia S.p.A.                                 1,701,963            4,576
                                                                     -----------
                                                                           6,903
UTILITIES 0.4%
--------------------------------------------------------------------------------
Enel S.p.A.                                             640,287            5,657
                                                                     -----------
                                                                          51,011
JAPAN 19.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.4%
--------------------------------------------------------------------------------
Bridgestone Corp.                                        91,657            1,669
Denso Corp.                                              68,000            2,335
Honda Motor Co., Ltd.                                   246,078            8,102
Nissan Motors Co., Ltd.                                 337,196            3,627
Toyota Motor Corp.                                      426,703           22,461
                                                                     -----------
                                                                          38,194
BANKS 3.9%
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                    1,612           22,584
Mitsui Trust Holdings, Inc.                             129,000            1,418
Mizuho Financial Group, Inc.                              1,666           14,009
Resona Holdings, Inc. (a)                                 1,748            5,480
Shinsei Bank Ltd.                                       222,000            1,386
Sumitomo Mitsui Financial Group, Inc.                     1,014           10,800
The Bank of Yokohama Ltd.                               214,000            1,716
The Sumitomo Trust & Banking Co., Ltd.                  253,950            2,698
                                                                     -----------
                                                                          60,091
CAPITAL GOODS 1.7%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd.                                   143,000            1,832
Fanuc Ltd.                                               32,300            2,693
Itochu Corp.                                            237,000            2,138
Komatsu Ltd.                                            135,609            2,732
Mitsubishi Corp.                                        206,000            4,227
Mitsubishi Electric Corp.                               303,000            2,382
Mitsubishi Heavy Industries Ltd.                        565,000            2,313
Mitsui & Co., Ltd.                                      231,000            3,482
SMC Corp.                                                 7,000              896
Sumitomo Corp.                                          188,000            2,668
Sumitomo Electric Industries Ltd.                        97,000            1,272
                                                                     -----------
                                                                          26,635
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd.                            87,000            1,370
Secom Co., Ltd.                                          38,500            1,877
                                                                     -----------
                                                                           3,247
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.                                70,811            2,378
Matsushita Electric Industrial Co., Ltd.                328,912            6,831
Sharp Corp.                                             123,785            2,093
Sony Corp.                                              159,500            7,211
                                                                     -----------
                                                                          18,513
DIVERSIFIED FINANCIALS 0.9%
--------------------------------------------------------------------------------
Credit Saison Co., Ltd.                                  26,000            1,127
Daiwa Securities Group, Inc.                            177,045            1,980
Nikko Cordial Corp.                                     120,000            1,432
Nomura Holdings, Inc.                                   311,000            5,533
ORIX Corp.                                               14,000            3,654
Takefuji Corp.                                           18,000              883
                                                                     -----------
                                                                          14,609
ENERGY 0.1%
--------------------------------------------------------------------------------
Nippon Oil Corp.                                        182,000            1,428

FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Aeon Co., Ltd.                                           97,000            2,264
Seven & I Holdings Co., Ltd.                            119,203            4,167
                                                                     -----------
                                                                           6,431

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Japan Tobacco, Inc.                                         750            2,876
Kirin Brewery Co., Ltd.                                 136,000            2,020
                                                                     -----------
                                                                           4,896
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Kao Corp.                                                78,619            2,041

INSURANCE 0.8%
--------------------------------------------------------------------------------
Millea Holdings, Inc.                                       259            5,009
Mitsui Sumitomo Insurance Co., Ltd.                     211,875            2,497
Sompo Japan Insurance, Inc.                             140,920            1,904
T&D Holdings, Inc.                                       37,000            2,939
                                                                     -----------
                                                                          12,349
MATERIALS 1.1%
--------------------------------------------------------------------------------
JFE Holdings, Inc.                                       85,000            3,397
Nippon Steel Corp.                                    1,020,000            3,971
Nitto Denko Corp.                                        28,000            2,034
Shin-Etsu Chemical Co., Ltd.                             58,280            3,379
Sumitomo Chemical Co., Ltd.                             229,000            1,808
Sumitomo Metal Industries, Ltd.                         658,000            2,630
                                                                     ----------
                                                                          17,219
PHARMACEUTICALS & BIOTECHNOLOGY 1.1%
--------------------------------------------------------------------------------
Astellas Pharma, Inc.                                    79,370            3,151
Daiichi Sankyo Co., Ltd.                                105,500            2,902
Eisai Co., Ltd.                                          45,000            2,079
Takeda Pharmaceutical Co., Ltd.                         130,200            8,392
                                                                     -----------
                                                                          16,524
REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd.                             181,502            3,762
Mitsui Fudosan Co., Ltd.                                125,777            2,672
                                                                     -----------
                                                                           6,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Rohm Co., Ltd.                                           14,112            1,202
Tokyo Electron Ltd.                                      28,000            1,781
                                                                     -----------
                                                                           2,983
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Nintendo Co., Ltd.                                       18,239            3,407
Yahoo! Japan Corp.                                        1,840              778
                                                                     -----------
                                                                           4,185
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
--------------------------------------------------------------------------------
Canon, Inc.                                             191,092            9,123
Fujitsu Ltd.                                            326,000            2,528
Hitachi Ltd.                                            487,079            3,091
Hoya Corp.                                               57,607            2,015
Keyence Corp.                                             6,400            1,461
Kyocera Corp.                                            24,500            2,002
Murata Manufacturing Co., Ltd.                           32,574            2,156
NEC Corp.                                               327,000            1,799
Ricoh Co., Ltd.                                          89,000            1,794
TDK Corp.                                                22,000            1,714
Toshiba Corp.                                           471,178            3,048
                                                                     -----------
                                                                          30,731
TELECOMMUNICATION SERVICES 1.1%
--------------------------------------------------------------------------------
KDDI Corp.                                                  444            2,886
Nippon Telegraph & Telephone Corp. (NTT)                  1,565            8,128
NTT DoCoMo, Inc.                                          2,615            3,793
Softbank Corp. (a)                                      109,000            2,003
                                                                     -----------
                                                                          16,810
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
Central Japan Railway Co.                                   272            3,011
East Japan Railway Co.                                      562            4,182
Mitsui O.S.K. Lines, Ltd.                               175,000            1,155
                                                                     -----------
                                                                           8,348
UTILITIES 0.9%
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                           90,100            2,185
Kyushu Electric Power Co., Inc.                          58,493            1,365
The Kansai Electric Power Co., Inc.                     130,000            2,993
The Tokyo Electric Power Co., Inc.                      167,890            4,510
Tohoku Electric Power Co.                                57,700            1,212
Tokyo Gas Co., Ltd.                                     394,201            1,960
                                                                     -----------
                                                                          14,225
                                                                     -----------
                                                                         305,893
LUXEMBOURG 0.3%
--------------------------------------------------------------------------------

MATERIALS 0.3%
--------------------------------------------------------------------------------
Arcelor (a)                                             100,257            5,353

NETHERLANDS 3.8%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
ABN AMRO Holding N.V. (a)                               300,416            8,328

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                  46,558            1,344

CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.            209,766            6,911

DIVERSIFIED FINANCIALS 1.0%
--------------------------------------------------------------------------------
ING Groep N.V.                                          366,162           14,859

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Koninklijke Ahold NV *                                  248,229            2,223

FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Heineken NV                                              34,407            1,619
Royal Numico N.V.                                        28,252            1,356
Unilever NV                                             272,295            6,476
                                                                     -----------
                                                                           9,451

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
INSURANCE 0.2%
--------------------------------------------------------------------------------
Aegon N.V.                                              184,183            3,121

MATERIALS 0.2%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                          39,704            2,210
Koninklijke DSM N.V. *                                   32,938            1,287
                                                                     -----------
                                                                           3,497
MEDIA 0.1%
--------------------------------------------------------------------------------
Reed Elsevier NV                                        105,903            1,569

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
ASML Holding NV *                                        63,189            1,251
STMicroelectronics NV                                    70,117            1,047
                                                                     -----------
                                                                           2,298
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Koninklijke (Royal) KPN NV                              303,896            3,449

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
TNT N.V.                                                 67,143            2,402
                                                                     -----------
                                                                          59,452
NORWAY 0.5%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
DNB NOR ASA                                             117,439            1,487

ENERGY 0.4%
--------------------------------------------------------------------------------
Norsk Hydro ASA (a)                                     118,680            3,399
Statoil ASA (a)                                         103,920            3,110
                                                                     -----------
                                                                           6,509
                                                                     -----------
                                                                           7,996
PORTUGAL 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Comercial Portugues S.A.                          531,272            1,527

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Portugal Telecom, SGPS, S.A. *                          186,107            2,308
                                                                     -----------
                                                                           3,835
SINGAPORE 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                 175,246            2,007
Overseas-Chinese Banking Corp., Ltd.                    437,552            1,759
United Overseas Bank Ltd.                               214,682            2,121
                                                                     -----------
                                                                           5,887
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                       816,286            1,338
                                                                     -----------
                                                                           7,225
SPAIN 4.2%
--------------------------------------------------------------------------------

BANKS 1.9%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                    552,339           11,768
Banco Popular Espanol SA                                155,820            2,343
Banco Santander Central Hispano S.A.                  1,013,916           15,361
                                                                     -----------
                                                                          29,472

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
ACS Actividades Cons y Serv                              35,072            1,535

ENERGY 0.3%
--------------------------------------------------------------------------------
Repsol YPF, S.A.                                        154,504            4,356

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Altadis S.A.                                             42,027            1,991

RETAILING 0.1%
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                            41,211            1,792

TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
Telefonica S.A.                                         777,060           13,146

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Abertis Infraestructuras SA                              52,740            1,242

UTILITIES 0.8%
--------------------------------------------------------------------------------
Endesa S.A.                                             173,536            5,927
Iberdrola S.A.                                          143,905            5,111
Union Fenosa SA                                          38,093            1,561
                                                                     -----------
                                                                          12,599
                                                                     -----------
                                                                          66,133
SWEDEN 1.6%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
ForeningsSparbanken AB                                   64,379            1,730
Nordea Bank AB                                          346,815            4,347
Skandinaviska Enskilda Banken AB, (SEB) Series A         70,925            1,749
Svenska Handelsbanken AB, Class A                        82,642            2,094
                                                                     -----------
                                                                           9,920
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Sandvik AB                                              160,500            1,671
Volvo AB                                                 34,020            1,804
                                                                     -----------
                                                                           3,475
RETAILING 0.2%
--------------------------------------------------------------------------------
Hennes & Mauritz AB, Series B                            71,752            2,668

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B              2,372,504            7,478

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
TeliaSonera AB                                          343,834            1,928
                                                                     -----------
                                                                          25,469

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
SWITZERLAND 7.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
ABB Ltd.                                                305,708            3,955

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, Series A              83,283            3,762

DIVERSIFIED FINANCIALS 1.9%
--------------------------------------------------------------------------------
Credit Suisse Group                                     199,166           11,164
UBS AG                                                  348,598           18,975
                                                                     -----------
                                                                          30,139
FOOD, BEVERAGE & TOBACCO 1.4%
--------------------------------------------------------------------------------
Nestle S.A.                                              65,820           21,577

INSURANCE 0.6%
--------------------------------------------------------------------------------
Swiss Re                                                 53,201            3,826
Zurich Financial Services AG                             22,760            5,113
                                                                     -----------
                                                                           8,939
MATERIALS 0.3%
--------------------------------------------------------------------------------
Holcim Ltd.                                              26,619            2,079
Syngenta AG *                                            15,609            2,243
                                                                     -----------
                                                                           4,322
PHARMACEUTICALS & BIOTECHNOLOGY 2.8%
--------------------------------------------------------------------------------
Novartis AG, Reg'd                                      436,697           24,710
Roche Holdings AG                                       111,022           19,758
                                                                     -----------
                                                                          44,468
                                                                     -----------
                                                                         117,162
UNITED KINGDOM 24.8%
--------------------------------------------------------------------------------

BANKS 5.5%
--------------------------------------------------------------------------------
Barclays plc                                          1,053,619           12,373
Hilton Group plc                                        605,157           11,022
HSBC Holdings plc                                     1,805,836           32,797
Lloyds TSB Group plc                                    895,483            9,012
Royal Bank of Scotland Group plc                        501,714           16,341
Standard Chartered plc                                  183,129            4,636
                                                                     -----------
                                                                          86,181
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
BAE Systems plc                                         490,319            3,275
Rolls-Royce Group plc *                                 305,804            2,520
Smiths Group plc                                         77,351            1,303
Wolseley plc                                            100,048            2,130
                                                                     -----------
                                                                           9,228
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Carnival plc                                             30,775            1,224
Compass Group plc                                       328,860            1,569
Ladbrokes plc                                           101,486              733
                                                                     -----------
                                                                           3,526
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
3i Group PLC                                             79,355            1,376
Man Group plc                                            50,854            2,334
                                                                     -----------
                                                                           3,710

ENERGY 5.7%
--------------------------------------------------------------------------------
BG Group plc                                            541,434            7,286
BP plc                                                3,203,910           38,988
Royal Dutch Shell plc, Class A                          749,220           26,544
Royal Dutch Shell plc, Class B                          434,049           16,024
                                                                     -----------
                                                                          88,842
FOOD & STAPLES RETAILING 0.6%
--------------------------------------------------------------------------------
Boots Group plc                                          85,666            1,258
Tesco plc                                             1,227,342            8,246
                                                                     -----------
                                                                           9,504
FOOD, BEVERAGE & TOBACCO 2.0%
--------------------------------------------------------------------------------
British American Tobacco plc                            232,940            6,277
Cadbury Schweppes plc                                   343,491            3,355
Diageo plc                                              445,768            7,842
Gallaher Group plc                                      117,546            1,959
Imperial Tobacco Group plc                              106,921            3,496
SABMiller plc                                           124,102            2,494
Unilever plc                                            214,819            5,084
                                                                     -----------
                                                                          30,507
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Smith & Nephew plc                                      175,479            1,511

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    94,602            3,798

INSURANCE 0.9%
--------------------------------------------------------------------------------
Aviva plc                                               375,087            5,035
Legal & General Group plc                               992,966            2,306
Old Mutual plc                                          874,614            2,648
Prudential plc                                          394,603            4,150
                                                                     -----------
                                                                          14,139
MATERIALS 2.1%
--------------------------------------------------------------------------------
Anglo American plc                                      240,109           10,083
BHP Billiton plc                                        385,794            7,312
BOC Group plc *                                          85,159            2,549
Hanson plc                                              128,676            1,582
Rio Tinto plc                                           167,659            8,711
Xstrata plc (a)                                          61,410            2,640
                                                                     -----------
                                                                          32,877
MEDIA 0.7%
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc                      195,898            2,051
ITV plc                                                 738,032            1,342
Pearson plc                                             143,637            1,949
Reed Elsevier plc                                       180,755            1,804
Reuters Group plc                                       196,728            1,445
WPP Group plc                                           214,518            2,541
                                                                     -----------
                                                                          11,132

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 2.6%
--------------------------------------------------------------------------------
AstraZeneca plc                                         253,064           15,448
GlaxoSmithKline plc                                     932,267           25,795
                                                                     -----------
                                                                          41,243
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
British Land Co., plc                                    90,252            2,306
Land Securities Group plc                                75,040            2,767
                                                                     -----------
                                                                           5,073
RETAILING 0.5%
--------------------------------------------------------------------------------
GUS plc                                                 147,144            2,768
Kingfisher plc                                          310,070            1,418
Marks & Spencer Group plc                               275,748            3,077
                                                                     -----------
                                                                           7,263
TELECOMMUNICATION SERVICES 1.5%
--------------------------------------------------------------------------------
BT Group plc                                          1,305,157            5,789
Vodafone Group plc                                    8,348,655           18,130
                                                                     -----------
                                                                          23,919
TRANSPORTATION 0.0%
--------------------------------------------------------------------------------
BAA plc                                                  25,002              435

UTILITIES 1.0%
--------------------------------------------------------------------------------
Centrica plc                                            538,641            2,949
National Grid plc                                       405,043            4,612
Scottish Power plc                                      248,687            2,812
Scottish Southern Energy plc                            133,187            3,011
United Utilities plc                                    139,438            1,720
                                                                     -----------
                                                                          15,104
                                                                     -----------
                                                                         387,992

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

JP Morgan, Grand Cayman Time Deposit
  4.71%, 08/01/06                                         1,947            1,947

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PREFERRED STOCK 0.2% OF NET ASSETS

UNITED KINGDOM 0.2%
--------------------------------------------------------------------------------
Vodafone Group plc                                    9,541,320            2,674

RIGHTS 0.0% OF NET ASSETS

FRANCE 0.0%
--------------------------------------------------------------------------------
Axa *                                                   244,691               --

GREECE 0.0%
--------------------------------------------------------------------------------
National Bank of Greece S.A. *                           41,857               --

SPAIN 0.0%
--------------------------------------------------------------------------------
Abertis Infraestructuras S.A. *                          52,740               --

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.9%
OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust               92,353,678           92,354

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $971,168, and the unrealized appreciation and depreciation were $625,716 and ($37,400), respectively, with a net unrealized appreciation of $588,316.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  99.6%  COMMON STOCK                                 1,282,040       1,568,041
   0.3%  SHORT-TERM INVESTMENT                            4,174           4,174
    --%  U.S. TREASURY OBLIGATION                           298             298
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                            1,286,512       1,572,513
  17.9%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                             282,330         282,330
(17.8)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (279,808)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,575,035

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.9%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. (a)         62,185            1,019
ArvinMeritor, Inc. (a)                                  111,512            1,835
Bandag, Inc. (a)                                         23,140              798
Cooper Tire & Rubber Co. (a)                             77,323              772
Drew Industries, Inc. *                                  20,713              483
Fleetwood Enterprises, Inc. *                            88,644              631
Lear Corp. (a)                                           82,635            1,865
LKQ Corp. *                                              54,006            1,210
Modine Manufacturing Co.                                 48,491            1,143
Sauer-Danfoss, Inc.                                      69,820            1,710
Tenneco Automotive, Inc. *                               58,618            1,362
Winnebago Industries, Inc. (a)                           48,930            1,415
                                                                     -----------
                                                                          14,243
BANKS 8.8%
--------------------------------------------------------------------------------
1st Source Corp.                                         17,565              570
Accredited Home Lenders Holding Co. (a)*                 27,071            1,227
Alabama National Bancorp                                 23,882            1,618
Amcore Financial, Inc.                                   34,593              991
Anchor Bancorp Wisconsin, Inc.                           30,587              908
Bancfirst Corp.                                          16,416              782
Bancorpsouth, Inc.                                      114,368            3,128
Bank Mutual Corp.                                        73,693              908
BankAtlantic Bancorp, Inc., Class A                      71,834              997
BankUnited Financial Corp., Class A                      50,513            1,495
BB&T Corp.                                                6,338              266
Boston Private Financial Holdings, Inc.                  47,972            1,206
Brookline Bancorp, Inc.                                  74,496              967
Capitol Bancorp Ltd.                                      3,986              159
Cathay General Bancorp (a)                               70,422            2,588
Centennial Bank Holdings, Inc. (a)*                      70,865              738
Central Pacific Financial Corp.                          41,932            1,468
Charter Financial Corp. (a)                              19,395              720
CharterMac (a)                                           71,623            1,387
Chemical Financial Corp.                                 35,103            1,075
Chittenden Corp.                                         64,424            1,818
Citizens Banking Corp. (a)                               60,364            1,533
Commercial Capital Bancorp, Inc.                         66,284            1,053
Community Trust Bancorp, Inc.                             2,848              105
Corus Bankshares, Inc. (a)                               77,748            1,795
CVB Financial Corp.                                     105,554            1,572
Doral Financial Corp.                                   150,607              771
Downey Financial Corp.                                   39,030            2,590
East West Bancorp, Inc.                                  64,357            2,597
F.N.B. Corp.                                             78,337            1,296
Fidelity Bankshares, Inc.                                34,083            1,312
First Bancorp. (a)                                      112,777            1,070
First Charter Corp.                                      47,658            1,124
First Citizens BancShares, Inc., Class A                 15,465            3,204
First Commonwealth Financial Corp. (a)                   83,956            1,091
First Community Bancorp                                  29,816            1,636
First Financial Bancorp                                  61,089              912
First Financial Bankshares, Inc. (a)                     34,221            1,313
First Midwest Bancorp, Inc. Illinois                     62,163            2,219
First Niagra Financial Group, Inc.                      155,736            2,278
First Republic Bank                                      34,435            1,465
FirstFed Financial Corp. (a)*                            22,895            1,292
FirstMerit Corp.                                         93,382            2,047
Flagstar Bancorp, Inc.                                   85,430            1,244
Fremont General Corp.                                    86,162            1,529
Frontier Financial Corp. (a)                             39,457            1,524
Glacier Bancorp, Inc.                                    37,074            1,136
Greater Bay Bancorp                                      71,490            2,047
Hancock Holding Co.                                      49,310            2,544
Hanmi Financial Corp.                                    68,488            1,304
Harbor Florida Bancshares, Inc.                          33,205            1,468
Harleysville National Corp.                                   1               --
Integra Bank Corp.                                       12,500              304
International Bancshares Corp.                           79,323            2,298
Kearny Financial Corp. (a)                               93,878            1,383
MAF Bancorp, Inc.                                        41,486            1,701
MB Financial, Inc.                                       40,024            1,423
Mid-State Bancshares                                        844               23
National Penn Bancshares, Inc. (a)                       60,213            1,228
NBT Bancorp., Inc.                                       45,485            1,077
NewAlliance Bancshares, Inc.                            147,911            2,087
Northwest Bancorp, Inc.                                  70,928            1,791
Old National Bancorp                                     96,483            1,841

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Oriental Financial Group, Inc. (a)                       21,676              272
Pacific Capital Bancorp                                  63,642            1,875
Park National Corp. (a)                                  19,953            2,027
PFF Bancorp, Inc.                                        30,461            1,144
PrivateBancorp, Inc. (a)                                 29,276            1,376
Prosperity Bancshares, Inc.                              38,365            1,349
Provident Bankshares Corp.                               46,069            1,694
Provident Financial Services, Inc.                      102,351            1,846
Republic Bancorp, Inc.                                  106,021            1,385
S&T Bancorp, Inc.                                        31,881              997
Sandy Spring Bancorp, Inc.                                7,300              262
Santander BanCorp (a)                                    72,003            1,622
Signature Bank NY *                                      32,909            1,057
Simmons First National Corp., Class A                     5,300              153
Sterling Bancshares, Inc. Texas                          62,608            1,227
Sterling Financial Corp. Washington                      48,347            1,546
Susquehanna Bancshares, Inc.                             64,808            1,567
SVB Financial Group *                                    49,523            2,220
Texas Regional Bancshares, Inc., Class A                 75,466            2,861
The South Financial Group, Inc.                          83,525            2,257
Trustco Bank Corp. NY (a)                               103,702            1,142
Trustmark Corp.                                          77,877            2,470
UCBH Holdings, Inc. (a)                                 112,125            1,870
UMB Financial Corp.                                      66,124            2,273
Umpqua Holdings Corp.                                    53,595            1,398
United Bankshares, Inc.                                  60,522            2,156
United Community Banks, Inc. Georgia                     55,840            1,761
W Holding Co., Inc. (a)                                 209,214            1,103
Washington Federal, Inc.                                117,539            2,629
WesBanco, Inc.                                           32,298              954
Westamerica Bancorp                                      43,470            2,091
Western Alliance Bancorp (a)*                            31,231            1,182
Wintrust Financial Corp.                                 29,655            1,424
                                                                     -----------
                                                                         138,433
CAPITAL GOODS 7.9%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                         45,730            1,960
A.S.V., Inc. (a)*                                        37,475              572
AAR Corp. *                                              44,997            1,066
Actuant Corp., Class A                                   40,974            1,803
Acuity Brands, Inc.                                      66,532            2,909
AGCO Corp. *                                            125,945            2,892
Albany International Corp., Class A                      44,400            1,595
Applied Industrial Technologies, Inc.                    68,166            1,590
Armor Holdings, Inc. *                                   48,216            2,491
Astec Industries, Inc. *                                 27,695              587
Aviall, Inc. *                                           42,493            2,020
Baldor Electric Co.                                      46,308            1,371
Barnes Group, Inc.                                       66,540            1,132
BE Aerospace, Inc. *                                     79,551            1,969
Beacon Roofing Supply, Inc. (a)*                         47,182              863
Belden CDT, Inc.                                         65,393            2,122
Briggs & Stratton Corp.                                  63,693            1,631
Bucyrus International, Inc., Class A                     37,846            1,843
Builders FirstSource, Inc. *                             18,760              326
Ceradyne, Inc. (a)*                                      34,012            1,663
Clarcor, Inc.                                            71,898            2,044
Curtiss-Wright Corp.                                     54,756            1,591
DHB Industries, Inc. *                                   19,920               54
DRS Technologies, Inc.                                   54,291            2,513
ElkCorp.                                                 27,696              691
EMCOR Group, Inc. *                                      49,802            2,566
Encore Wire Corp. (a)*                                   32,241            1,144
Energy Conversion Devices, Inc. (a)*                     41,063            1,382
ESCO Technologies, Inc. *                                35,469            1,869
Esterline Technologies Corp. *                           30,311            1,283
Evergreen Solar, Inc. (a)*                               66,889              631
Federal Signal Corp.                                     71,459            1,067
Franklin Electric Co., Inc.                              30,618            1,456
Freightcar America, Inc.                                 17,490              938
Gardner Denver, Inc. *                                   71,912            2,492
GATX Corp.                                               69,790            2,735
GenCorp, Inc. (a)*                                       76,552            1,126
General Cable Corp. *                                    74,632            2,664
Genlyte Group, Inc. *                                    41,815            2,908
Granite Construction, Inc.                               58,056            2,525
Griffon Corp. *                                          43,450              983
H&E Equipment Services, Inc. *                           53,127            1,407
Hexcel Corp. *                                           91,783            1,319
Infrasource Services, Inc. *                             32,158              597
Interline Brands, Inc. *                                 23,234              506
Ionatron, Inc. (a)*                                      98,240              747
Jacuzzi Brands, Inc. *                                  105,290              884
Kaydon Corp. (a)                                         44,235            1,603
Lennox International, Inc.                               86,403            1,971
Lincoln Electric Holdings, Inc.                          57,525            3,301
Middleby Corp. *                                         10,826              847
Moog, Inc., Class A *                                    53,872            1,869
Mueller Industries, Inc.                                 51,124            1,878
NACCO Industries, Inc., Class A                          11,477            1,586
Navistar International Corp. *                           97,719            2,185
NCI Building Systems, Inc. *                             32,106            1,501
Nordson Corp.                                            49,343            2,245
Orbital Sciences Corp. *                                 77,536            1,389
Perini Corp. *                                           25,130              568
Quanta Services, Inc. *                                 170,136            2,715
Regal Beloit Corp.                                       42,447            1,687
Sequa Corp., Class A *                                   14,713            1,193
Simpson Manufacturing Co., Inc. (a)(b)                   66,494            1,862
Surebeam Corp., Class A *                               132,000               --
TAL International Group, Inc. *                          44,122            1,071
Teledyne Technologies, Inc. *                            46,925            1,791
Toro Co.                                                 60,335            2,498
Triumph Group, Inc.                                      22,001            1,056
UAP Holding Corp.                                        62,413            1,230
Universal Forest Products, Inc.                          24,962            1,268
URS Corp. *                                              67,253            2,663
Valmont Industries, Inc.                                 39,547            2,011
Vicor Corp.                                              55,668              637
Wabtec Corp.                                             63,550            1,688

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Washington Group International, Inc. *                   36,647            1,979
Watsco, Inc.                                             34,982            1,550
Watts Water Technologies, Inc., Class A (a)              44,807            1,305
Williams Scotsman International, Inc. *                  54,033            1,153
Woodward Governor Co.                                    47,317            1,387
                                                                     -----------
                                                                         124,214
COMMERCIAL SERVICES & SUPPLIES 3.5%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                     68,209            1,125
Acco Brands Corp. *                                      58,123            1,141
Administaff, Inc.                                        40,110            1,268
American Reprographics Co. *                             60,006            1,919
Banta Corp.                                              33,464            1,182
Brady Corp., Class A                                     65,929            2,226
Cenveo, Inc. *                                           47,842              915
Consolidated Graphics, Inc. *                            22,600            1,112
Corrections Corp. of America *                           54,649            2,984
CoStar Group, Inc. *                                     21,783              945
Deluxe Corp.                                             58,446              994
DiamondCluster International, Inc., Class A *            29,677              268
First Advantage Corp. (a)*                               52,008            1,018
FTI Consulting, Inc. *                                   58,408            1,533
G&K Services, Inc., Class A                              23,530              794
Global Cash Access, Inc. *                              110,039            1,648
IHS, Inc. *                                              58,740            1,863
IKON Office Solutions, Inc.                             209,821            2,898
John H. Harland Co.                                      42,260            1,661
Kelly Services, Inc., Class A                            48,023            1,300
Knoll, Inc.                                              70,603            1,214
Korn/Ferry International *                               57,161            1,061
Labor Ready, Inc. *                                      81,514            1,330
McGrath Rentcorp                                         24,932              674
Mine Safety Appliances Co. (a)                           47,289            1,879
Mobile Mini, Inc. *                                      31,368              960
Navigant Consulting, Inc. *                              58,748            1,121
NCO Group, Inc. *                                        36,449              964
PHH Corp. *                                              73,463            1,837
Resources Connection, Inc. *                             58,250            1,379
Rollins, Inc.                                           103,950            2,196
School Specialty, Inc. *                                 31,693            1,014
TeleTech Holdings, Inc. *                               114,400            1,441
Tetra Tech, Inc. *                                       78,478            1,258
The Advisory Board Co. *                                 26,676            1,236
The Standard Register Co.                                10,175              125
United Stationers, Inc. *                                46,367            2,280
Viad Corp.                                               30,896            1,004
Waste Connections, Inc. *                                57,629            2,154
Watson Wyatt & Co., Holdings                             58,181            1,918
                                                                     -----------
                                                                          55,839
CONSUMER DURABLES & APPAREL 3.3%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                    91,711            2,066
Blount International, Inc. *                             63,762              695
Blyth, Inc.                                              49,309              861
Brookfield Homes Corp. (a)                               39,027              952
Brown Shoe Co., Inc.                                     40,350            1,307
Callaway Golf Co.                                       104,969            1,328
Carter's, Inc. *                                         78,914            1,721
Champion Enterprises, Inc. *                            103,133              684
Columbia Sportswear Co. (a)*                             52,819            2,626
Crocs, Inc. (a)*                                         53,409            1,478
Ethan Allen Interiors, Inc.                              46,579            1,738
Fossil, Inc. *                                           81,866            1,487
Furniture Brands International, Inc. (a)                 83,702            1,679
JAKKS Pacific, Inc. *                                    37,574              620
Jarden Corp. (a)*                                        75,508            2,189
K-Swiss, Inc., Class A                                   41,928            1,173
Kellwood Co. (a)                                         40,528            1,072
Kimball International, Inc., Class B                     12,351              219
La-Z-Boy, Inc. (a)                                       76,909              981
Leapfrog Enterprises, Inc. (a)*                          69,425              693
Marine Products Corp. (a)                                13,771              118
Marvel Entertainment, Inc. (a)*                         135,530            2,396
Meritage Homes Corp. *                                   32,185            1,248
Oakley, Inc.                                             83,709            1,356
Oxford Industries, Inc.                                  20,018              710
Phillips-Van Heusen Corp.                                60,675            2,156
Polaris Industries, Inc. (a)                             52,123            1,992
Quiksilver, Inc. *                                      142,112            1,840
RC2 Corp. *                                              28,386              961
Skechers U.S.A., Inc., Class A *                         56,178            1,225
Technical Olympic USA, Inc.                              73,701              880
Tempur-Pedic International, Inc. (a)*                   110,662            1,605
The Warnaco Group, Inc. *                                57,363            1,022
The Yankee Candle Co., Inc.                              58,346            1,418
Tupperware Corp.                                         81,711            1,410
Under Armour, Inc. (a)*                                  64,720            2,598
Volcom Inc (a)*                                          33,790              680
WCI Communities, Inc. (a)*                               56,688              891
Whirlpool Corp.                                             173               13
Wolverine World Wide, Inc.                               83,436            2,123
                                                                     -----------
                                                                          52,211
CONSUMER SERVICES 4.5%
--------------------------------------------------------------------------------
American Real Estate Partners L.P.                       55,192            2,470
Ameristar Casinos, Inc.                                  76,075            1,434
Applebee's International, Inc.                          100,230            1,780
Aztar Corp. *                                            44,048            2,279
Bally Technologies, Inc. (a)*                            71,762            1,181
Bob Evans Farms, Inc.                                    49,246            1,356
Bright Horizons Family Solutions, Inc. *                 37,188            1,430
CBRL Group, Inc.                                         27,554              900
CEC Entertainment, Inc. *                                48,638            1,436
Cedar Fair L.P. *                                        70,332            1,781
Chipotle Mexican Grill, Inc. Class A (a)*                45,347            2,381
CKE Restaurants, Inc. (a)                                83,079            1,279
Corinthian Colleges, Inc. *                             126,129            1,693
DeVry, Inc. *                                            98,080            2,069

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Domino's Pizza, Inc.                                     90,379            2,055
Escala Group, Inc. (a)*                                  38,196              207
Gaylord Entertainment Co. *                              55,135            2,107
IHOP Corp.                                               33,472            1,522
Isle of Capri Casinos, Inc. *                            41,884              990
Jack in the Box, Inc. *                                  55,481            2,188
Jackson Hewitt Tax Service, Inc.                         55,176            1,883
Landry's Restaurants, Inc.                               31,236              884
Life Time Fitness, Inc. *                                45,677            2,069
Marcus Corp.                                             29,083              574
Matthews International Corp., Class A                    40,284            1,383
Orient-Express Hotels Ltd., Class A                      79,772            2,908
P.F. Chang's China Bistro, Inc. (a)*                     33,142            1,002
Papa John's International, Inc. *                        49,255            1,583
Pinnacle Entertainment, Inc. *                           63,985            1,755
Pre-Paid Legal Services, Inc. (a)                         1,234               45
RARE Hospitality International, Inc. *                   47,282            1,244
Red Robin Gourmet Burgers, Inc. (a)*                     18,227              708
Regis Corp. (a)                                          57,249            1,928
Ruby Tuesday, Inc. (a)                                   79,514            1,746
Shuffle Master, Inc. (a)*                                41,612            1,213
Six Flags, Inc. (a)*                                    101,908              538
Sonic Corp. *                                           123,729            2,435
Sotheby's Holdings, Inc., Class A *                      78,741            2,176
Speedway Motorsports, Inc.                               60,484            2,185
Steiner Leisure Ltd. *                                   28,609            1,149
Strayer Education, Inc.                                  20,471            2,218
Texas Roadhouse, Inc., Class A *                         85,396              924
Triarc Cos., Class B (a)                                106,431            1,489
Universal Technical Institute, Inc. *                    38,756              780
Vail Resorts, Inc. *                                     51,871            1,793
WMS Industries, Inc. (a)*                                44,201            1,173
                                                                     -----------
                                                                          70,323
DIVERSIFIED FINANCIALS 2.2%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.              115,065            1,533
Calamos Asset Management, Inc., Class A                  32,096              867
Cash America International, Inc.                         44,470            1,523
Cohen & Steers, Inc. (a)                                 41,928            1,064
CompuCredit Corp. (a)*                                   68,200            2,228
Credit Acceptance Corp. (a)*                             32,166              866
Financial Federal Corp. (a)                              36,123              971
GAMCO Investors, Inc., Class A (a)                       42,031            1,528
GFI Group, Inc. *                                        37,342            2,142
Greenhill & Co., Inc. (a)                                45,682            2,648
International Securities Exchange, Inc. (a)              56,748            2,309
Investment Technology Group, Inc. *                      63,465            3,196
Knight Capital Group, Inc., Class A *                   149,872            2,479
LaBranche & Co., Inc. (a)*                               82,987              820
OptionsXpress Holdings, Inc.                             86,147            2,255
Piper Jaffray Cos. *                                     30,339            1,553
Portfolio Recovery Associates, Inc. (a)*                 21,743              931
TradeStation Group, Inc. *                               44,479              650
W.P. Carey & Co. LLC                                     51,366            1,287
W.P. Stewart & Co., Ltd.                                 57,051              608
Waddell & Reed Financial, Inc., Class A                 115,139            2,506
                                                                     -----------
                                                                          33,964
ENERGY 9.0%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                          50,610            1,842
Alon USA Energy, Inc.                                    64,178            2,460
Alpha Natural Resources, Inc. *                          72,661            1,175
Atlas America, Inc. *                                    27,909            1,266
ATP Oil & Gas Corp. (a)*                                 32,533            1,337
Atwood Oceanics, Inc. *                                  42,004            1,971
Basic Energy Services, Inc. *                            47,102            1,272
Berry Petroleum Co., Class A                             56,612            1,904
Bill Barrett Corp. (a)*                                  60,593            1,874
Boardwalk Pipeline Partners, LP (a)                     138,835            3,686
Bois d'Arc Energy, Inc. *                                70,602            1,172
BP Prudhoe Bay Royalty Trust (a)                         29,865            2,625
Bristow Group, Inc. *                                    31,887            1,081
Buckeye Partners L.P. (a)                                52,908            2,288
CARBO Ceramics, Inc. (a)                                 30,420            1,183
Comstock Resources, Inc. *                               50,726            1,492
Crosstex Energy, Inc. (a)                                10,348            1,021
Crosstex Energy, LP (a)                                  31,183            1,138
Delta Petroleum Corp. (a)*                               52,127              927
Dorchester Minerals L.P. (a)                             39,409            1,064
Dril-Quip, Inc. *                                        26,225            2,216
Enbridge Energy Management LLC *                             14                1
Encore Acquisition Co. *                                 63,377            1,930
Energy Partners, Ltd. (a)*                               52,378              952
EXCO Resources, Inc. *                                  139,551            1,803
Foundation Coal Holdings, Inc.                           62,278            2,375
General Maritime Corp.                                   52,796            1,917
Giant Industries, Inc. *                                 20,130            1,438
Global Industries Ltd. *                                158,982            2,652
Grey Wolf, Inc. *                                       266,348            2,040
Hanover Compressor Co. (a)*                             137,162            2,606
Helix Energy Solutions Group, Inc. *                     17,489              682
Hercules Offshore, Inc. *                                42,204            1,508
Holly Corp.                                              83,206            4,210
Hornbeck Offshore Services, Inc. *                       37,545            1,305
Hugoton Royalty Trust (a)                                55,820            1,736
Hydril Co. *                                             32,514            2,252
Inergy Holdings LP                                       18,510              593
Inergy, L.P.                                             54,952            1,487
International Coal Group, Inc. (a)*                     113,868              765
KFX, Inc. (a)*                                          101,457            1,575
Lone Star Technologies, Inc. *                           40,425            1,904
Lufkin Industries, Inc.                                  14,195              880
Magellan Midstream Holdings LP (a)                       87,425            1,954
Magellan Midstream Partners (a)                          92,608            3,288
Maverick Tube Corp. (a)*                                 59,311            3,783
Natural Resource Partners L.P. (a)                       33,263            1,843
Newpark Resources, Inc. *                                81,810              502
NS Group, Inc. *                                         31,016            1,569
Oceaneering International, Inc. (a)*                     70,322            3,075
Oil States International, Inc. *                         67,636            2,175
OMI Corp. (a)                                           104,787            2,312
Overseas Shipholding Group, Inc.                         53,961            3,475

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Pacific Energy Partners L.P. (a)                         47,887            1,636
Parker Drilling Co. *                                   155,165            1,127
Penn Virginia Corp.                                      25,289            1,726
Penn Virginia Resource Partners, L.P. (a)                41,446            1,073
Petrohawk Energy Corp. *                                193,850            2,272
Petroleum Development Corp. *                            22,703            1,011
Pioneer Drilling Co. *                                   64,031              978
Regency Energy Partners LP                               53,320            1,307
RPC, Inc. (a)                                            90,326            2,078
Seacor Holdings, Inc. *                                  34,616            2,816
Ship Finance International Ltd. (a)                      95,125            1,849
Stone Energy Corp. *                                     37,169            1,738
Sunoco Logistics Partners L.P. (a)                       25,986            1,118
Superior Energy Services, Inc. *                        104,787            3,589
Swift Energy Co. (a)*                                    39,001            1,872
TC Pipelines L.P.                                             5               --
TETRA Technologies, Inc. (a)*                            85,674            2,451
The Houston Exploration Co. *                            36,501            2,331
Universal Compression Holdings, Inc. *                   43,803            2,790
USEC, Inc. *                                            116,923            1,231
Veritas DGC, Inc. *                                      52,792            3,023
W-H Energy Services, Inc. *                              34,578            1,903
Warren Resources, Inc. *                                 47,045              673
Western Refining, Inc.                                   92,722            2,132
Whiting Petroleum Corp. *                                50,211            2,345
World Fuel Services Corp.                                37,778            1,788
                                                                     -----------
                                                                         142,438
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                             69,426            1,571
Central European Distribution Corp. *                    24,517              591
Longs Drug Stores Corp.                                  52,605            2,163
Performance Food Group Co. *                             52,074            1,451
Rite Aid Corp. (a)*                                     721,895            3,046
sRuddick Corp.                                           57,956            1,419
The Great Atlantic & Pacific Tea Co., Inc. *             56,990            1,354
United Natural Foods, Inc. *                             56,182            1,693
Weis Markets, Inc.                                       37,793            1,498
                                                                     -----------
                                                                          14,786
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.                      57,002              766
Corn Products International, Inc.                       101,390            3,372
Delta & Pine Land Co.                                    43,215            1,478
Farmer Brothers Co.                                       2,100               44
Flowers Foods, Inc.                                      84,984            2,420
Fresh Del Monte Produce, Inc. (a)                        80,046            1,345
Gold Kist, Inc. *                                        54,954              769
Hansen Natural Corp. (a)*                               112,460            5,172
Lancaster Colony Corp.                                   43,543            1,669
Pilgrim's Pride Corp., Class B (a)                       91,180            2,331
Ralcorp Holdings, Inc. *                                 36,235            1,510
Seaboard Corp. (b)                                        1,875            2,137
The Hain Celestial Group, Inc. *                         52,431            1,133
Tootsie Roll Industries, Inc.                            77,392            2,101
Universal Corp.                                          31,545            1,114
Vector Group Ltd. (a)                                    67,857            1,099
                                                                     -----------
                                                                          28,460
HEALTH CARE EQUIPMENT & SERVICES 5.0%
--------------------------------------------------------------------------------
Alliance Imaging, Inc. *                                 49,681              314
Allscripts Healthcare Solutions, Inc. *                  58,875            1,122
American Medical Systems Holdings, Inc. (a)*             95,025            1,734
AMERIGROUP Corp. *                                       69,442            2,021
Analogic Corp.                                           15,054              689
Apria Healthcare Group, Inc. *                           69,737            1,222
Arrow International, Inc.                                62,220            1,974
Arthrocare Corp. (a)*                                    33,830            1,490
Biosite, Inc. *                                          23,575              919
Brookdale Senior Living, Inc.                            78,669            3,658
Centene Corp. *                                          51,692              840
Chemed Corp. (b)                                         35,300            1,298
Conor Medsystems, Inc. *                                 46,531            1,289
Cyberonics, Inc. *                                       29,385              630
Eclipsys Corp. *                                         57,467            1,122
ev3, Inc. (a)*                                           46,423              778
Foxhollow Technologies, Inc. (a)*                        26,404              686
Genesis HealthCare Corp. *                               27,778            1,349
Haemonetics Corp. *                                      38,555            1,691
HealthExtras, Inc. *                                     52,965            1,375
Healthspring, Inc. *                                     79,949            1,488
Healthways, Inc. *                                       47,563            2,555
Immucor, Inc. *                                          93,954            1,871
Integra LifeSciences Holdings Corp. *                    40,148            1,480
Intermagnetics General Corp. *                           38,915            1,055
Invacare Corp.                                           38,911              818
inVentiv Health, Inc. *                                  37,301            1,041
Inverness Medical Innovations, Inc. (a)*                 26,856              799
Kindred Healthcare, Inc. *                               51,492            1,361
Kyphon, Inc. *                                           59,136            2,014
LCA-Vision, Inc.                                         28,143            1,214
LifePoint Hospitals, Inc. *                              71,941            2,424
Magellan Health Services, Inc. *                         51,010            2,452
Matria Healthcare, Inc. (a)*                             21,841              539
Mentor Corp. (b)                                         59,996            2,667
Molina Healthcare, Inc. *                                44,813            1,485
Odyssey Healthcare, Inc. *                               48,141              867
Owens & Minor, Inc.                                      54,892            1,658
Per-Se Technologies, Inc. (a)*                           57,265            1,367
PolyMedica Corp.                                         33,847            1,310
PSS World Medical, Inc. *                                90,366            1,794
Psychiatric Solutions, Inc. *                            71,054            2,238
Sirona Dental Systems, Inc. *                            22,565              753
Steris Corp.                                             95,958            2,223
Sunrise Senior Living, Inc. *                            59,277            1,712
SurModics, Inc. (a)*                                     25,819              923
Symmetry Medical, Inc. *                                 38,991              567
Thoratec Corp. *                                         66,726              921
TriZetto Group, Inc. *                                   68,880              934

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
United Surgical Partners International, Inc. (a)*        60,344            1,491
Viasys Healthcare, Inc. *                                32,484              837
WebMD Health Corp., Class A (a)*                         69,724            2,964
WellCare Health Plans, Inc. *                            54,593            2,678
West Pharmaceutical Services, Inc.                       44,265            1,717
                                                                     -----------
                                                                          78,418
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                               22,392              885
Chattem, Inc. *                                          27,513              934
Elizabeth Arden, Inc. *                                  33,898              572
NBTY, Inc. *                                             94,529            2,791
Nu Skin Enterprises, Inc., Class A                       96,822            1,385
Playtex Products, Inc. *                                 88,541            1,002
Revlon, Inc. (b)*                                       533,983              502
Spectrum Brands, Inc. (a)*                               54,470              369
USANA Health Sciences, Inc. (a)*                         26,529            1,177
                                                                     -----------
                                                                           9,617
INSURANCE 4.2%
--------------------------------------------------------------------------------
21st Century Insurance Group                            123,905            1,917
Alfa Corp.                                              128,311            2,114
American Equity Investment Life Holding Co.              49,964              544
Arch Capital Group Ltd. *                                49,227            2,996
Argonaut Group, Inc. *                                   46,100            1,344
Aspen Insurance Holdings Ltd.                           105,962            2,501
Assured Guaranty Ltd.                                    82,537            2,105
CNA Surety Corp. *                                       71,600            1,307
Commerce Group, Inc.                                     93,348            2,820
Delphi Financial Group, Inc., Class A                    71,880            2,738
FBL Financial Group, Inc., Class A                       47,368            1,500
Great American Financial Resources, Inc.                 83,565            1,700
Harleysville Group, Inc.                                 50,760            1,611
Hilb, Rogal & Hobbs Co.                                  54,619            2,212
Horace Mann Educators Corp.                              59,678            1,013
Infinity Property & Casualty Corp.                       28,892            1,187
IPC Holdings Ltd.                                        86,677            2,492
Kansas City Life Insurance Co.                           11,419              491
LandAmerica Financial Group, Inc.                        28,933            1,847
Max Re Capital Ltd.                                      79,384            1,786
Montpelier Re Holdings Ltd. (a)                         124,449            2,250
National Financial Partners Corp.                        45,638            2,055
National Western Life Insurance Co., Class A              5,594            1,287
Navigators Group, Inc. *                                 24,485            1,041
Odyssey Re Holdings Corp. (a)                            96,583            2,598
Ohio Casualty Corp.                                      96,043            2,489
Philadelphia Consolidated Holding Corp. *                21,263              720
Platinum Underwriters Holdings, Ltd.                     73,457            2,078
ProAssurance Corp. *                                     48,289            2,400
RLI Corp.                                                35,155            1,662
Scottish Re Group Ltd.                                   68,688              274
Selective Insurance Group, Inc.                          42,857            2,186
State Auto Financial Corp.                               62,256            1,880
Stewart Information Services Corp.                       23,843              820
The Phoenix Cos., Inc.                                  143,992            1,958
United Fire & Casualty Co.                               34,300            1,024
Universal American Financial Corp. *                     85,502            1,060
USI Holdings Corp. *                                     61,971              770
Zenith National Insurance Corp.                          49,545            1,981
                                                                     -----------
                                                                          66,758
MATERIALS 4.9%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                        42,709              935
AK Steel Holding Corp. *                                167,419            2,163
Albemarle Corp.                                          63,716            3,213
Aleris International, Inc. *                             35,799            1,466
AMCOL International Corp.                                34,352              796
Aptargroup, Inc.                                         50,163            2,583
Arch Chemicals, Inc.                                     32,672            1,158
Bowater, Inc. (a)                                        66,581            1,350
Carpenter Technology Corp.                               36,101            3,552
Century Aluminum Co. (a)*                                43,374            1,339
CF Industries Holdings, Inc.                             76,753            1,244
Chaparral Steel Co. *                                    31,823            2,234
Cleveland-Cliffs, Inc. (a)                               54,698            1,977
Coeur d'Alene Mines Corp. (a)*                          348,606            1,666
Compass Minerals International, Inc.                     43,082            1,151
Ferro Corp.                                              58,477              944
Georgia Gulf Corp.                                       41,655            1,061
Gibraltar Industries, Inc.                               44,711            1,235
Graphic Packaging Corp. *                               215,915              825
Greif, Inc., Class A                                     35,431            2,452
H.B. Fuller Co.                                          44,258            1,769
Headwaters, Inc. (a)*                                    57,714            1,336
Hercules, Inc. *                                        169,914            2,362
Kronos Worldwide, Inc.                                   49,005            1,389
MacDermid, Inc.                                          42,282            1,143
Mascotech, Inc. (Escrow Shares) (c)*                    107,500               --
Metal Management, Inc.                                   35,021              997
Minerals Technologies, Inc.                              25,461            1,289
NL Industries, Inc. (a)                                  67,946              655
Olin Corp.                                              101,191            1,622
Oregon Steel Mills, Inc. *                               48,885            2,261
PolyOne Corp. *                                         146,975            1,227
Quanex Corp.                                             56,404            2,047
Reliance Steel & Aluminum Co.                                66                2
Rockwood Holdings, Inc. *                                98,688            2,284
Royal Gold, Inc. (a)                                     32,138              952
RPM International, Inc.                                 134,451            2,520
RTI International Metals, Inc. *                         25,166            1,160
Ryerson Tull, Inc.                                       34,792              941
Schnitzer Steel Industries, Inc., Class A                42,455            1,439
Sensient Technologies Corp.                              65,425            1,305
Silgan Holdings, Inc.                                    55,912            2,069
Spartech Corp.                                           44,813            1,034
Steel Dynamics, Inc.                                     67,162            3,897
Stillwater Mining Co. *                                 125,441            1,463
Symyx Technologies, Inc. *                               44,812            1,103
Texas Industries, Inc.                                   34,151            1,686
Wausau-Mosinee Paper Corp.                               58,820              720
Worthington Industries, Inc.                            131,160            2,678
                                                                     -----------
                                                                          76,694

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
MEDIA 2.2%
--------------------------------------------------------------------------------
Advo, Inc.                                               37,205            1,347
Arbitron, Inc.                                           43,156            1,580
Catalina Marketing Corp.                                 67,006            1,948
Citadel Broadcasting Co.                                171,124            1,586
CKX, Inc. *                                              87,671            1,029
Crown Media Holdings, Inc., Class A (a)*                 57,213              231
Cumulus Media, Inc., Class A (a)*                        87,889              835
Entercom Communications Corp.                            64,084            1,625
Entravision Communications Corp. *                       58,927              459
Gemstar -- TV Guide International, Inc. *               472,286            1,360
Hearst-Argyle Television, Inc.                           71,980            1,440
Journal Communications, Inc., Class A                   103,078            1,088
Lee Enterprises, Inc.                                    54,740            1,359
Live Nation, Inc. *                                      94,289            1,976
Martha Stewart Living Omnimedia, Class A (a)*            72,005            1,221
Media General, Inc., Class A                             32,336            1,178
Mediacom Communications Corp., Class A *                163,086            1,027
Morningstar, Inc. *                                      41,951            1,589
Radio One, Inc., Class A (a)*                           154,088            1,102
RCN Corp. *                                              50,068            1,202
Readers Digest Association, Inc., Class A               138,243            1,888
Salem Communications Corp., Class A *                     6,538               79
Scholastic Corp. *                                       55,269            1,589
Sun-Times Media Group, Inc., Class A (a)                134,680            1,092
Triple Crown Media, Inc. *                                6,400               49
Valassis Communications, Inc. *                          65,162            1,338
Value Line, Inc.                                          7,336              297
Westwood One, Inc.                                      106,610              710
World Wrestling Entertainment, Inc.                     107,288            1,751
                                                                     -----------
                                                                          33,975
PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
--------------------------------------------------------------------------------
aaiPharma, Inc. (c)*                                     12,600               --
Adams Respiratory Therapeutics, Inc. *                   44,510            1,990
Adolor Corp. *                                           54,247            1,298
Alexion Pharmaceuticals, Inc. (a)*                       42,828            1,472
Alpharma, Inc., Class A                                  73,230            1,654
Andrx Corp. *                                           101,578            2,423
Applera Corp. - Celera Genomics Group *                 101,917            1,376
Bio-Rad Laboratories, Inc., Class A *                    39,731            2,618
BioMarin Pharmaceuticals, Inc. (a)*                     102,214            1,493
Bruker BioSciences Corp. *                               35,426              207
Cubist Pharmaceuticals, Inc. *                           60,332            1,383
CV Therapeutics, Inc. (a)*                               60,563              742
Digene Corp. *                                           31,316            1,322
Dionex Corp. *                                           24,844            1,375
eResearch Technology, Inc. (a)*                          47,155              399
Exelixis, Inc. *                                         66,572              592
Human Genome Sciences, Inc. (a)*                        167,581            1,627
ICOS Corp. *                                             88,589            2,023
Idenix Pharmaceuticals, Inc. (a)*                        45,058              412
Illumina, Inc. *                                         50,994            1,949
KV Pharmaceutical Co., Class A *                         76,401            1,448
MannKind Corp. (a)*                                      36,232              663
Martek Biosciences Corp. (a)*                            38,976            1,089
Medarex, Inc. *                                         154,450            1,444
Medicis Pharmaceutical Corp., Class A                    74,549            2,055
MGI Pharma, Inc. (b)*                                    99,791            1,458
Momenta Pharmaceuticals, Inc. (a)*                       30,383              527
Myogen, Inc. *                                           56,387            1,740
Myriad Genetics, Inc. (a)*                               59,765            1,471
Nektar Therapeutics (a)*                                116,371            1,897
New River Pharmaceuticals, Inc. (a)*                     31,777              777
Nuvelo, Inc. *                                           65,908            1,120
Onyx Pharmaceuticals, Inc. (a)*                          56,366              885
OSI Pharmaceuticals, Inc. (a)*                           79,691            2,661
Par Pharmaceutical Cos, Inc. *                           42,280              644
PAREXEL International Corp. *                            12,509              371
Perrigo Co.                                             130,651            2,069
Progenics Pharmaceuticals, Inc. *                        33,697              740
Regeneron Pharmaceuticals, Inc. *                        74,349            1,016
Salix Pharmaceuticals Ltd. *                             63,733              650
Sciele Pharma, Inc. (a)*                                 49,432            1,010
Tanox, Inc. (a)*                                         61,354              875
Telik, Inc. (a)*                                         63,826            1,082
The Medicines Co. (a)*                                   60,508            1,268
Theravance, Inc. *                                       80,538            1,908
United Therapeutics Corp. *                              31,576            1,873
Valeant Pharmaceuticals International                   127,586            2,205
   Varian, Inc. *                                        49,171            2,212
Ventana Medical Systems, Inc. *                          48,506            2,261
ViroPharma, Inc. (a)*                                    93,374              726
ZymoGenetics, Inc. *                                     82,977            1,566
                                                                     -----------
                                                                          68,066
REAL ESTATE 6.8%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                       7,210            1,973
Alexandria Real Estate Equities, Inc.                    31,429            2,968
American Financial Realty Trust                         179,117            2,074
American Home Mortgage Investment Corp.                  69,169            2,415
Annaly Mortgage Management, Inc.                        169,245            2,168
Biomed Property Trust, Inc.                              62,234            1,855
Commercial Net Lease Realty                              75,126            1,566
Corporate Office Properties Trust SBI (a)                55,249            2,486
Cousins Properties, Inc.                                 70,545            2,241
Digital Realty Trust, Inc.                               27,304              746
EastGroup Properties, Inc.                               30,590            1,439
Entertainment Properties Trust                           34,955            1,488
Equity Inns, Inc.                                        73,687            1,162
Equity Lifestyle Properties, Inc.                        31,859            1,369
Equity One, Inc.                                        104,337            2,282

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Extra Space Storage, Inc.                                51,858              826
FelCor Lodging Trust, Inc.                               82,894            1,824
First Industrial Realty Trust (a)                        60,301            2,429
Franklin Street Properties Corp. (a)                     76,865            1,430
Friedman, Billings, Ramsey Group, Inc., Class A
   (a)                                                  218,817            2,009
Getty Realty Corp.                                       34,442              984
Glimcher Realty Trust (a)                                49,548            1,172
Healthcare Realty Trust, Inc.                            65,681            2,173
Heritage Property Investment Trust, Inc.                 65,208            2,353
Highwoods Properties, Inc.                               74,842            2,787
Home Properties, Inc. (a)                                43,965            2,452
Inland Real Estate Corp.                                 93,136            1,510
Innkeepers USA Trust                                     52,723              890
Kilroy Realty Corp.                                      39,658            2,930
KKR Financial Corp.                                     112,163            2,598
LaSalle Hotel Properties (a)                             49,326            2,038
Lexington Corp. Properties Trust (a)                     72,291            1,440
Longview Fibre Co.                                       71,279            1,500
Maguire Properties, Inc.                                 61,635            2,306
Mid-America Apartment Communities, Inc.                  30,352            1,734
Move, Inc. *                                            204,752              901
National Health Investors, Inc.                          38,368              971
Nationwide Health Properties, Inc.                       94,280            2,236
Newcastle Investment Corp.                               60,230            1,547
Novastar Financial, Inc. (a)                             41,026            1,420
Omega Healthcare Investors, Inc.                         77,858            1,040
Pennsylvania Real Estate Investment Trust                50,312            1,981
Post Properties, Inc.                                    56,867            2,730
Potlatch Corp.                                           50,803            1,758
PS Business Parks, Inc.                                  30,438            1,826
RAIT Investment Trust                                    38,506            1,089
Realty Income Corp.                                     115,196            2,636
Redwood Trust, Inc. (a)                                  34,329            1,633
Senior Housing Properties Trust                         100,216            1,863
Sovran Self Storage, Inc. (a)                            22,026            1,138
Spirit Finance Corp.                                    111,121            1,234
Strategic Hotel & Resorts, Inc.                          67,931            1,355
Sunstone Hotel Investors, Inc.                           74,509            2,113
Tanger Factory Outlet Centers, Inc.                      43,034            1,416
Taubman Centers, Inc.                                    70,883            2,942
Tejon Ranch Co. (a)*                                     19,392              791
Trammell Crow Co. *                                      49,593            1,709
Trustreet Properties, Inc.                               92,532            1,232
U-store-It Trust                                         75,979            1,448
Washington Real Estate Investment Trust                  58,282            2,161
                                                                     -----------
                                                                         106,787
RETAILING 5.2%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                   97,006            1,004
Aaron Rents, Inc.                                        69,471            1,677
Aeropostale, Inc. *                                      71,988            1,995
Bebe Stores (b)                                         126,563            1,959
Big Lots, Inc. *                                        161,833            2,615
Blockbuster, Inc., Class A (a)*                         265,621            1,086
Borders Group, Inc.                                      89,850            1,708
Building Material Holding Corp. (a)                      40,948              878
Cabela's, Inc., Class A (a)*                             90,536            1,683
Charming Shoppes, Inc. *                                170,253            1,755
Christopher & Banks Corp.                                50,924            1,436
Coldwater Creek, Inc. *                                 120,979            2,411
Conn's, Inc. (a)*                                        36,903              949
CSK Auto Corp. *                                         61,103              740
Dick's Sporting Goods, Inc. *                            68,840            2,506
Dress Barn, Inc. (a)*                                    84,512            1,824
DSW, Inc. (a)*                                           38,697            1,328
Genesco, Inc. *                                          31,744              859
Group 1 Automotive, Inc.                                 28,164            1,727
Guess?, Inc. *                                           62,886            2,679
Guitar Center, Inc. *                                    32,874            1,398
Hibbett Sporting Goods, Inc. *                           48,875              966
Jos. A. Bank Clothiers, Inc. (a)*                        23,212              584
Keystone Automotive Industries, Inc. *                   22,335              953
NetFlix, Inc. (a)*                                       82,886            1,715
New York & Co., Inc. *                                   73,623              747
Nutri/System, Inc. (a)*                                  42,048            2,225
OfficeMax, Inc.                                          96,592            3,971
Pacific Sunwear of California, Inc. *                    94,761            1,581
Payless Shoesource, Inc. *                              104,919            2,715
PETCO Animal Supplies, Inc. *                            65,788            1,847
Pier 1 Imports, Inc. (a)                                114,402              778
Priceline.com, Inc. (a)*                                 54,130            1,455
Rent-A-Center, Inc. *                                   104,305            2,809
Select Comfort Corp. (a)*                                66,001            1,330
Sonic Automotive, Inc.                                   40,832              939
Stage Stores, Inc.                                       32,818              973
Stamps.com, Inc. *                                       32,511              663
Stein Mart, Inc.                                         58,199              750
Talbots, Inc.                                            74,770            1,543
The Buckle, Inc.                                         25,984            1,032
The Cato Corp., Class A                                  11,504              280
The Children's Place Retail Stores, Inc. *               34,813            1,943
The Finish Line, Class A                                 57,517              707
The Gymboree Corp. *                                     42,910            1,438
The Men's Wearhouse, Inc. (b)                            82,645            2,571
The Pantry, Inc. (b)*                                    33,576            1,655
The Pep Boys-Manny, Moe & Jack                           75,504              814
Tuesday Morning Corp. (a)                                49,425              715
Tween Brands, Inc. *                                     46,055            1,714
United Auto Group, Inc. (a)                             129,116            2,762
VistaPrint Ltd. *                                        48,900            1,082
Zale Corp. (b)*                                          73,544            1,883
                                                                     -----------
                                                                          81,357
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. *                                   125,998            1,182
Amkor Technology, Inc. (a)*                             245,218            1,515
Applied Micro Circuits Corp. (b)*                       461,563            1,191
Atheros Communications, Inc. *                           65,443            1,081
ATMI, Inc. *                                             51,954            1,380
Axcelis Technologies, Inc. *                            165,541              915
Brooks Automation, Inc. *                               114,831            1,296
Cabot Microelectronics Corp. *                           34,600            1,030
Cirrus Logic, Inc. *                                    139,004              969

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Conexant Systems, Inc. (b)*                             735,655            1,317
Credence Systems Corp. *                                138,747              391
Cree, Inc. (a)*                                         108,896            2,149
Cymer, Inc. *                                            56,165            2,197
Diodes, Inc. *                                           35,154            1,262
DSP Group, Inc. *                                        31,411              753
Entegris, Inc. *                                        189,572            1,792
FormFactor, Inc. *                                       52,873            2,267
Genesis Microchip, Inc. *                                46,089              622
Hittite Microwave Corp. *                                39,909            1,626
Micrel, Inc. *                                          135,805            1,450
Microsemi Corp. *                                        86,019            2,176
MKS Instruments, Inc. *                                  84,499            1,747
OmniVision Technologies, Inc. (a)*                       83,773            1,592
ON Semiconductor Corp. (b)*                             387,846            2,440
Photronics, Inc. *                                       55,774              779
PMC - Sierra, Inc. *                                    254,323            1,300
Power Integrations, Inc. *                               47,962              763
RF Micro Devices, Inc. (a)*                             260,254            1,603
Semtech Corp. *                                         113,829            1,468
Silicon Image, Inc. *                                   111,022            1,175
SiRF Technology Holdings, Inc. (a)*                      69,046            1,319
Skyworks Solutions, Inc. *                              217,108              953
Spansion, Inc. Class A (a)*                             171,763            2,401
Standard Microsystems Corp. *                            20,592              547
Tessera Technologies, Inc. *                             55,290            1,740
Trident Microsystems, Inc. *                             80,243            1,382
Varian Semiconductor Equipment Associates, Inc. *        78,714            2,495
Vitesse Semiconductor Corp. (a)*                        306,394              288
Zoran Corp. *                                            68,524            1,100
                                                                     -----------
                                                                          53,653
SOFTWARE & SERVICES 7.2%
--------------------------------------------------------------------------------
Advent Software, Inc. *                                  51,014            1,593
Ansys, Inc. *                                            52,024            2,387
aQuantive, Inc. *                                        91,322            1,872
BearingPoint, Inc. (a)*                                 274,757            2,198
Blackbaud, Inc.                                          59,369            1,238
Blackboard, Inc. *                                       35,961            1,019
CACI International, Inc., Class A *                      42,027            2,368
Clarent Corp. *                                         105,200                2
CNET Networks, Inc. *                                   208,830            1,763
CSG Systems International, Inc. *                        78,045            2,032
DealerTrack Holdings, Inc. *                             44,336              869
Digital Insight Corp. *                                  54,637            1,289
Digital River, Inc. *                                    47,870            2,146
Digitas, Inc. *                                         121,908            1,006
Earthlink, Inc. *                                       216,981            1,564
eFunds Corp. *                                           55,913            1,176
Equinix, Inc. (a)*                                       37,347            1,956
Euronet Worldwide, Inc. (a)*                             48,936            1,243
Factset Research Systems, Inc.                           66,796            2,932
FileNet Corp. *                                          65,297            2,078
Gartner, Inc. *                                         156,649            2,231
Gevity HR, Inc.                                          37,581              835
Heartland Payment Systems, Inc. (a)*                     45,670            1,190
Hyperion Solutions Corp. *                               86,914            2,708
Informatica Corp. *                                     135,581            1,894
Infospace, Inc. *                                        46,479            1,025
infoUSA, Inc.                                            42,881              408
Intergraph Corp. *                                       44,162            1,569
Internet Security Systems, Inc. *                        63,024            1,417
j2 Global Communications, Inc. (a)*                      68,328            1,913
Jack Henry & Associates, Inc.                           106,620            2,012
Keane, Inc. *                                             5,514               80
Kronos, Inc. *                                           44,255            1,284
Lawson Software, Inc. *                                 171,651            1,150
Macrovision Corp. *                                      73,451            1,441
Manhattan Associates, Inc. *                              6,247              132
ManTech International Corp., Class A *                   39,282            1,107
Marchex, Inc., Class B (a)*                              37,600              479
MAXIMUS, Inc.                                            30,274              822
Mentor Graphics Corp. *                                 121,767            1,678
Micros Systems, Inc. *                                   52,817            2,113
MicroStrategy, Inc., Class A *                           21,162            1,745
Midway Games, Inc. (a)*                                 124,354            1,169
MPS Group, Inc. *                                       154,646            2,009
NetRatings, Inc. *                                       12,922              161
Nuance Communications, Inc. (a)*                        193,257            1,790
Openwave Systems, Inc. (a)*                             123,792              816
Opsware, Inc. *                                         110,042              765
Parametric Technology Corp. *                           239,552            3,703
Perot Systems Corp., Class A *                          164,492            2,191
Progress Software Corp. *                                60,080            1,360
QAD, Inc.                                                 8,200               62
Quality Systems, Inc. *                                  32,172            1,066
Quest Software, Inc. *                                  138,488            1,893
RealNetworks, Inc. *                                    236,530            2,363
RSA Security, Inc. *                                    105,421            2,908
S1 Corp. *                                               36,750              158
Sapient Corp. (a)*                                      106,663              512
Secure Computing Corp. *                                 73,419              408
SRA International, Inc., Class A *                       69,595            1,683
Sybase, Inc. *                                          135,719            2,857
Syntel, Inc. (a)                                         49,458            1,032
Take-Two Interactive Software, Inc. (a)*                 89,004              953
Talx Corp.                                               34,153              702
The BISYS Group, Inc. *                                 167,618            2,058
THQ, Inc. *                                              79,461            1,803
TIBCO Software, Inc. *                                  301,136            2,397
Transaction Systems Architects, Inc., Class A *          57,559            2,131
Ulticom, Inc. *                                              71                1
United Online, Inc.                                     101,887            1,112
ValueClick, Inc. *                                      122,843            1,770
VeriFone Holdings, Inc. (a)*                            101,143            2,857
Verint Systems, Inc. *                                   44,222            1,209
WebEx Communications, Inc. *                             64,659            2,217
Websense, Inc. *                                         70,904            1,329
Wind River Systems, Inc. *                              118,836              983
Wright Express Corp. *                                   43,376            1,299
                                                                     -----------
                                                                         113,691
TECHNOLOGY HARDWARE & EQUIPMENT 5.2%
--------------------------------------------------------------------------------
3Com Corp. (b)*                                         540,019            2,560

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Adaptec, Inc. *                                         182,113              801
Aeroflex, Inc. *                                        103,880            1,053
Agilysys, Inc.                                           11,379              178
Anixter International, Inc. *                            52,843            2,913
Arris Group, Inc. *                                     144,990            1,550
Avid Technology, Inc. (a)*                               50,605            1,783
Avocent Corp. *                                          73,856            1,889
Benchmark Electronics, Inc. *                            86,494            2,105
Black Box Corp.                                          19,892              818
Brightpoint, Inc. *                                      68,295            1,002
Brocade Communications Systems, Inc. (b)*               408,283            2,556
Checkpoint Systems, Inc. *                               56,844              938
Cogent, Inc. (a)*                                       105,809            1,497
Cognex Corp.                                             63,809            1,506
Coherent, Inc. *                                         50,300            1,613
CommScope, Inc. (a)*                                     82,649            2,581
Dycom Industries, Inc. *                                 55,932            1,006
Electro Scientific Industries, Inc. *                    39,085              687
Electronics for Imaging, Inc. *                          79,509            1,605
Emulex Corp. *                                          129,290            1,925
FLIR Systems, Inc. (a)*                                  83,754            2,011
Foundry Networks, Inc. *                                211,524            2,191
Gateway, Inc. *                                         417,106              667
Global Imaging Systems, Inc. *                           27,327            1,155
Hutchinson Technology, Inc. *                            26,486              478
Identix, Inc. *                                          87,282              691
Imation Corp.                                            52,013            2,118
Insight Enterprises, Inc. *                              59,600            1,010
InterDigital Communications Corp. (a)*                   82,994            2,275
Intermec, Inc. *                                         84,440            2,060
Itron, Inc. (a)*                                         32,459            1,511
Ixia *                                                   64,940              602
Kemet Corp. *                                           129,031            1,080
Komag, Inc. (a)*                                         41,784            1,601
MasTec, Inc. *                                           53,073              694
MTS Systems Corp.                                        32,375            1,193
Multi-Fineline Electronix, Inc. (a)*                     22,181              552
Newport Corp. *                                          55,737            1,016
Palm, Inc. *                                            147,560            2,200
Paxar Corp. *                                            58,861            1,084
Plantronics, Inc.                                        50,093              780
Plexus Corp. *                                           66,262            1,651
Polycom, Inc. *                                         138,739            3,080
Powerwave Technologies, Inc. *                          136,674            1,085
Rackable Systems, Inc. *                                 31,589              674
Redback Networks, Inc. *                                 76,859            1,188
Rofin-Sinar Technologies, Inc. *                         24,268            1,306
Rogers Corp. *                                           23,367            1,332
ScanSource, Inc. *                                       35,378            1,053
Sonus Networks, Inc. (a)*                               306,958            1,375
Sycamore Networks, Inc. (b)*                            382,215            1,391
SYNNEX Corp. *                                           12,600              259
Technitrol, Inc.                                         64,643            1,602
Tekelec *                                                88,927              915
Trimble Navigation Ltd. *                                74,801            3,593
Utstarcom, Inc. (a)*                                    131,963            1,097
Viasat, Inc. *                                           27,019              667
                                                                     -----------
                                                                          81,803
TELECOMMUNICATION SERVICES 1.2%
--------------------------------------------------------------------------------
Broadwing Corp. (a)*                                    104,779              963
Centennial Communications Corp.                         145,375              773
Cincinnati Bell, Inc. *                                 342,245            1,373
Commonwealth Telephone Enterprises, Inc.                 30,467            1,021
Dobson Communications Corp., Class A *                  236,246            1,585
IDT Corp., Class B *                                    125,205            1,675
NeuStar, Inc. *                                          79,495            2,453
Price Communications Corp. *                             78,722            1,367
SBA Communications Corp. *                              118,934            2,840
Syniverse Holdings, Inc. *                               90,479            1,265
Time Warner Telecom, Inc., Class A (a)*                 160,808            2,694
USA Mobility, Inc. *                                     14,509              250
Windstream Corp.                                         79,812            1,000
                                                                     -----------
                                                                          19,259
TRANSPORTATION 2.9%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                             108,098            1,356
Alaska Air Group, Inc. *                                 45,809            1,701
Amerco, Inc. *                                           29,704            2,620
American Commercial Lines, Inc. *                        42,901            2,357
AMR Corp. *                                              14,417              317
Arkansas Best Corp. (a)                                  34,572            1,536
Continental Airlines, Inc., Class B (a)*                125,511            3,306
Dollar Thrifty Automotive Group, Inc. *                  30,658            1,372
EGL, Inc. *                                              54,206            2,380
ExpressJet Holdings, Inc. *                              29,356              201
Florida East Coast Industries, Class A                   44,550            2,087
Forward Air Corp.                                        44,982            1,443
Genesee & Wyoming, Inc. *                                46,572            1,225
Heartland Express, Inc.                                 139,552            2,100
Hub Group, Inc., Class A *                               66,192            1,495
JetBlue Airways Corp. (a)*                              212,303            2,269
Kansas City Southern *                                   95,309            2,346
Kirby Corp. *                                            71,634            2,300
Knight Transportation, Inc.                             109,888            1,886
Macquaire Infrastructure Co. Trust                       37,751              968
Old Dominion Freight Line *                              49,989            1,629
Pacer International, Inc.                                52,018            1,553
SkyWest, Inc.                                            82,212            1,994
Swift Transportation Co., Inc. *                        102,350            2,738
Werner Enterprises, Inc. (a)                            102,143            1,839
                                                                     -----------
                                                                          45,018
UTILITIES 3.7%
--------------------------------------------------------------------------------
Allete, Inc.                                             46,190            2,144
Aquila, Inc. (b)*                                       521,091            2,314
Avista Corp.                                             58,612            1,464
Black Hills Corp.                                        45,298            1,623
California Water Service Group                           21,487              786
CH Energy Group, Inc.                                    21,997            1,091
Cleco Corp.                                              68,915            1,703
Duquesne Light Holdings, Inc.                           106,877            2,081
Dynegy, Inc., Class A *                                 530,336            2,986
El Paso Electric Co. *                                   66,416            1,456
Great Plains Energy, Inc.                                80,281            2,355

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Idacorp, Inc.                                            52,798            1,968
ITC Holdings Corp.                                       17,156              534
MGE Energy, Inc.                                         27,760              902
New Jersey Resources Corp.                               38,609            1,928
Nicor, Inc. (a)                                          60,294            2,642
Northwest Natural Gas Co.                                38,095            1,446
NorthWestern Corp.                                       49,712            1,725
Ormat Technologies, Inc.                                 44,045            1,629
Otter Tail Corp.                                         40,409            1,198
Peoples Energy Corp.                                     47,712            2,014
Piedmont Natural Gas Co. (a)                            104,977            2,702
PNM Resources, Inc.                                      94,129            2,524
Sierra Pacific Resources *                              214,037            3,093
South Jersey Industries                                  38,760            1,150
Southwest Gas Corp.                                      52,496            1,729
The Laclede Group, Inc.                                  29,277              973
UIL Holdings Corp.                                       33,775            1,176
Unisource Energy Corp.                                   47,817            1,595
Vectren Corp.                                           101,117            2,812
Westar Energy, Inc.                                     104,921            2,424
WGL Holdings, Inc.                                       62,161            1,867
                                                                     -----------
                                                                          58,034

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.3% OF NET ASSETS

JP Morgan, Grand Cayman
 Time Deposit
 4.71%, 08/01/06                                          4,174            4,174

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
 4.82%, 09/14/06                                            300              298

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)

COLLATERAL INVESTED FOR SECURITIES ON LOAN 17.9%
  OF NET ASSETS

Security Lending Investments Fund,
  a series of the Brown Brothers Investment Trust   282,330,310          282,330

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $1,287,680, and the unrealized appreciation and deppreciation were $404,133 and ($119,300), respectively, with a net unrealized appreciation of $284,833.

In addition to the above, the fund held the following at July 31, 2006. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         GAINS
FUTURES CONTRACT

Russell 2000 Index, e-mini Future,
Long expires 09/30/06                           50         3,523             145

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Fair-valued by Management.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 16.7%  COMMON STOCK                                      70,185        114,271
 83.2%  OTHER INVESTMENT COMPANIES                       462,645        569,244
  0.1%  SHORT-TERM INVESTMENT                                535            535
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                533,365        684,050
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (113)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                683,937

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 16.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                     700               7
Ford Motor Co.                                            18,103             121
General Motors Corp.                                       5,425             175
Harley-Davidson, Inc.                                      3,000             171
Johnson Controls, Inc.                                     1,800             138
The Goodyear Tire & Rubber Co. *                           1,600              17
                                                                     -----------
                                                                             629
BANKS 1.0%
--------------------------------------------------------------------------------
AmSouth Bancorp                                            3,300              95
BB&T Corp.                                                 5,300             223
Comerica, Inc.                                             1,700              99
Compass Bancshares, Inc.                                   1,200              71
Countrywide Financial Corp.                                5,298             190
Fannie Mae                                                 9,400             450
Fifth Third Bancorp                                        5,369             205
First Horizon National Corp.                               1,200              50
Freddie Mac                                                6,600             382
Golden West Financial Corp.                                2,800             206
Huntington Bancshares, Inc.                                2,262              55
KeyCorp                                                    4,400             162
M&T Bank Corp.                                               998             122
Marshall & Ilsley Corp.                                    2,056              97
MGIC Investment Corp.                                        900              51
National City Corp.                                        6,100             220
North Fork Bancorp, Inc.                                   4,500             127
PNC Financial Services Group, Inc.                         2,800             198
Regions Financial Corp.                                    4,542             165
Sovereign Bancorp, Inc.                                    3,885              80
SunTrust Banks, Inc.                                       3,500             276
Synovus Financial Corp.                                    2,750              78
U.S. Bancorp                                              17,972             575
Wachovia Corp.                                            15,610             837
Washington Mutual, Inc.                                    9,843             440
Wells Fargo & Co.                                         16,615           1,202
Zions Bancorp                                                900              74
                                                                     -----------
                                                                           6,730
CAPITAL GOODS 1.5%
--------------------------------------------------------------------------------
3M Co.                                                     7,600             535
American Power Conversion Corp.                            1,725              29
American Standard Cos., Inc.                               2,100              81
Caterpillar, Inc.                                          6,600             468
Cooper Industries Ltd., Class A                              900              77
Cummins, Inc.                                                400              47
Danaher Corp.                                              2,800             183
Deere & Co.                                                2,300             167
Dover Corp.                                                2,000              94
Eaton Corp.                                                1,400              90
Emerson Electric Co.                                       4,000             316
Fluor Corp.                                                  800              70
General Dynamics Corp.                                     4,000             268
General Electric Co.                                     105,200           3,439
Goodrich Corp.                                             1,100              44
Honeywell International, Inc.                              8,437             326
Illinois Tool Works, Inc.                                  4,200             192
Ingersoll-Rand Co., Class A                                3,300             118
ITT Industries, Inc.                                       1,800              91
L-3 Communications Holdings, Inc.                          1,100              81
Lockheed Martin Corp.                                      3,900             311
Masco Corp.                                                4,500             120
Navistar International Corp. *                               700              16
Northrop Grumman Corp.                                     3,592             238
PACCAR, Inc.                                               1,575             127
Pall Corp.                                                 1,000              26
Parker Hannifin Corp.                                      1,150              83
Raytheon Co. *                                             4,500             203
Rockwell Automation, Inc.                                  1,900             118
Rockwell Collins, Inc.                                     1,900             101
Textron, Inc.                                              1,500             135
The Boeing Co.                                             8,078             625
Tyco International Ltd.                                   19,803             517
United Technologies Corp.                                 10,000             622
W.W. Grainger, Inc.                                          900              56
                                                                     -----------
                                                                          10,014
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            3,100              32
Avery Dennison Corp.                                       1,200              70
Cendant Corp.                                              9,932             149
Cintas Corp.                                               1,638              58
Equifax, Inc.                                              1,200              39
Monster Worldwide, Inc. *                                    954              38
Pitney Bowes, Inc.                                         2,300              95
R.R. Donnelley & Sons Co.                                  2,100              61
Robert Half International, Inc.                            1,700              55
Waste Management, Inc.                                     5,517             190
                                                                     -----------
                                                                             787

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                              900              27
Centex Corp.                                               1,200              57
Coach, Inc. *                                              3,600             103
D.R. Horton, Inc.                                          2,660              57
Eastman Kodak Co.                                          3,100              69
Fortune Brands, Inc.                                       1,400             102
Harman International Industries, Inc.                        700              56
Hasbro, Inc.                                               1,650              31
Jones Apparel Group, Inc.                                  1,200              36
KB Home                                                      800              34
Leggett & Platt, Inc.                                      2,000              46
Lennar Corp., Class A                                      1,300              58
Liz Claiborne, Inc.                                        1,200              42
Mattel, Inc.                                               4,150              75
Newell Rubbermaid, Inc.                                    2,745              72
Nike, Inc., Class B                                        2,300             182
Pulte Homes, Inc.                                          2,400              68
Snap-On, Inc.                                                600              25
The Black & Decker Corp.                                     900              64
The Stanley Works                                            600              27
VF Corp.                                                   1,200              81
Whirlpool Corp.                                              907              70
                                                                     -----------
                                                                           1,382
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,700              81
Carnival Corp.                                             4,300             168
Darden Restaurants, Inc.                                   1,800              61
H&R Block, Inc.                                            3,400              77
Harrah's Entertainment, Inc.                               1,780             107
Hilton Hotels Corp.                                        3,600              86
International Game Technology                              3,400             132
Marriott International, Inc., Class A                      3,900             137
McDonald's Corp.                                          12,400             439
Starbucks Corp. *                                          7,920             271
Starwood Hotels & Resorts Worldwide, Inc.                  1,900             100
Wendy's International, Inc.                                1,000              60
YUM! Brands, Inc.                                          3,120             140
                                                                     -----------
                                                                           1,859
DIVERSIFIED FINANCIALS 1.7%
--------------------------------------------------------------------------------
American Express Co.                                      12,300             640
Ameriprise Financial, Inc.                                 2,300             103
Bank of America Corp.                                     46,110           2,376
Capital One Financial Corp.                                2,900             224
CIT Group, Inc.                                            2,000              92
Citigroup, Inc.                                           51,292           2,478
E*TRADE Financial Corp. *                                  3,500              82
Federated Investors, Inc., Class B                         1,100              34
Franklin Resources, Inc.                                   1,500             137
Janus Capital Group, Inc.                                  2,200              36
JPMorgan Chase & Co.                                      34,915           1,593
Legg Mason, Inc.                                           1,200             100
Lehman Brothers Holdings, Inc.                             5,200             338
Mellon Financial Corp.                                     4,100             143
Merrill Lynch & Co., Inc.                                  9,400             684
Moody's Corp.                                              3,000             165
Morgan Stanley                                            10,900             725
Northern Trust Corp.                                       2,200             126
SLM Corp.                                                  4,110             207
State Street Corp.                                         3,300             198
T. Rowe Price Group, Inc.                                  2,400              99
The Bank of New York Co., Inc.                             7,300             245
The Bear Stearns Cos., Inc.                                1,082             153
The Charles Schwab Corp.                                  11,242             179
The Goldman Sachs Group, Inc.                              4,379             669
                                                                     -----------
                                                                          11,826
ENERGY 1.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   4,836             221
Apache Corp.                                               3,308             233
Baker Hughes, Inc.                                         3,360             269
BJ Services Co.                                            3,000             109
Chesapeake Energy Corp.                                    3,600             119
ChevronTexaco Corp.                                       22,235           1,463
ConocoPhillips                                            16,440           1,129
Devon Energy Corp.                                         4,600             297
El Paso Corp.                                              6,306             101
EOG Resources, Inc.                                        2,256             167
Exxon Mobil Corp.                                         62,398           4,227
Halliburton Co.                                            9,916             331
Hess Corp.                                                 2,520             133
Hugoton Royalty Trust                                          1              --
Kerr-McGee Corp.                                           2,082             146
Kinder Morgan, Inc.                                        1,107             113
Marathon Oil Corp.                                         3,589             325
Murphy Oil Corp.                                           1,600              82
Nabors Industries Ltd. *                                   2,800              99
National-Oilwell Varco, Inc. *                             1,600             107
Noble Corp.                                                1,300              93
Occidental Petroleum Corp.                                 3,900             420
Rowan Cos., Inc.                                           1,100              37
Schlumberger Ltd.                                         11,400             762
Sunoco, Inc.                                               1,400              97
Transocean, Inc. *                                         2,945             228
Valero Energy Corp.                                        6,000             405
Weatherford International Ltd. *                           2,720             127
Williams Cos., Inc.                                        5,000             121
XTO Energy, Inc.                                           3,333             157
                                                                     -----------
                                                                          12,118
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     4,400             232
CVS Corp.                                                  7,800             255
Safeway, Inc.                                              4,200             118
Supervalu, Inc.                                            2,043              55
Sysco Corp.                                                6,200             171
The Kroger Co.                                             7,200             165
Wal-Mart Stores, Inc.                                     24,800           1,104
Walgreen Co.                                               9,900             463
Whole Foods Market, Inc.                                   1,000              58
Winn-Dixie Stores, Inc. *                                  1,500              --
                                                                     -----------
                                                                           2,621

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        20,300           1,623
Anheuser-Busch Cos., Inc.                                  7,800             376
Archer-Daniels-Midland Co.                                 6,532             287
Brown-Forman Corp., Class B                                  904              66
Campbell Soup Co.                                          1,800              66
Coca-Cola Enterprises, Inc.                                4,000              86
ConAgra Foods, Inc.                                        4,900             105
Constellation Brands, Inc., Class A *                      1,920              47
Dean Foods Co. *                                           1,300              49
General Mills, Inc.                                        3,576             186
H.J. Heinz Co.                                             3,400             143
Kellogg Co.                                                2,500             120
McCormick & Co., Inc.                                      1,400              49
Molson Coors Brewing Co., Class B                            800              57
PepsiCo, Inc.                                             16,460           1,043
Reynolds American, Inc.                                    1,142             145
Sara Lee Corp.                                             7,600             129
The Coca-Cola Co.                                         20,600             917
The Hershey Co.                                            2,400             132
The Pepsi Bottling Group, Inc.                             1,932              64
Tyson Foods, Inc., Class A                                 2,500              35
UST, Inc.                                                  1,600              81
Wm. Wrigley Jr. Co.                                        1,900              87
Wm. Wrigley Jr. Co., Class B                                 475              22
                                                                     -----------
                                                                           5,915
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                                5,696             179
AmerisourceBergen Corp.                                    2,000              86
Bausch & Lomb, Inc.                                          600              28
Baxter International, Inc.                                 6,100             256
Becton Dickinson & Co.                                     2,600             171
Biomet, Inc.                                               2,475              82
Boston Scientific Corp. *                                 10,887             185
C.R. Bard, Inc.                                            1,000              71
Cardinal Health, Inc.                                      4,100             275
Caremark Rx, Inc.                                          4,470             236
CIGNA Corp.                                                1,400             128
Coventry Health Care, Inc. *                               1,650              87
Express Scripts, Inc. *                                    1,600             123
HCA, Inc.                                                  3,200             157
Health Management Associates, Inc., Class A                2,400              49
Hospira, Inc. *                                            1,530              67
Humana, Inc. *                                             1,400              78
IMS Health, Inc.                                           2,300              63
Laboratory Corp. of America Holdings *                     1,300              84
Manor Care, Inc.                                           1,100              55
McKesson Corp.                                             2,654             134
Medco Health Solutions, Inc. *                             2,641             157
Medtronic, Inc.                                           11,800             596
Patterson Cos., Inc. *                                     1,300              43
Quest Diagnostics, Inc.                                    1,802             108
St. Jude Medical, Inc. *                                   3,500             129
Stryker Corp.                                              2,884             131
Tenet Healthcare Corp. *                                   4,650              28
UnitedHealth Group, Inc.                                  12,600             603
WellPoint, Inc. *                                          5,902             440
Zimmer Holdings, Inc. *                                    2,300             146
                                                                     -----------
                                                                           4,975
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                  900              44
Avon Products, Inc.                                        4,800             139
Clorox Co.                                                 1,500              90
Colgate-Palmolive Co.                                      5,300             314
Kimberly-Clark Corp.                                       4,960             303
Procter & Gamble Co.                                      33,717           1,895
The Estee Lauder Cos., Inc., Class A                       1,100              41
                                                                     -----------
                                                                           2,826
INSURANCE 0.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                   2,500             129
AFLAC, Inc.                                                5,200             229
Ambac Financial Group, Inc.                                1,015              84
American International Group, Inc.                        25,551           1,550
AON Corp.                                                  2,625              90
Cincinnati Financial Corp.                                 1,984              94
Genworth Financial, Inc., Class A                          3,700             127
Lincoln National Corp.                                     3,168             180
Loews Corp.                                                4,800             178
Marsh & McLennan Cos., Inc.                                5,200             141
MBIA, Inc.                                                 1,350              79
MetLife, Inc.                                              7,310             380
Principal Financial Group, Inc.                            3,065             165
Prudential Financial, Inc.                                 5,200             409
Safeco Corp.                                               1,100              59
The Allstate Corp.                                         6,700             381
The Chubb Corp.                                            3,800             192
The Hartford Financial Services Group, Inc.                2,900             246
The Progressive Corp.                                      8,400             203
The St. Paul Travelers Cos., Inc.                          6,453             296
Torchmark Corp.                                            1,100              66
UnumProvident Corp.                                        2,349              38
XL Capital Ltd., Class A                                   1,300              83
                                                                     -----------
                                                                           5,399
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             2,300             147
Alcoa, Inc.                                                8,472             254
Allegheny Technologies, Inc.                                 735              47
Ashland, Inc.                                                800              53
Ball Corp.                                                   800              31
Bemis Co.                                                  1,000              31
E.I. du Pont de Nemours & Co.                              9,592             380
Eastman Chemical Co.                                         800              40
Ecolab, Inc.                                               2,200              95
Freeport-McMoran Copper & Gold, Inc., Class B              1,700              93
Hercules, Inc. *                                             900              12

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
International Flavors & Fragrances, Inc.                   1,100              41
International Paper Co.                                    4,846             166
Louisiana-Pacific Corp.                                      600              12
MeadWestvaco Corp.                                         1,970              51
Monsanto Co.                                               4,986             214
Newmont Mining Corp.                                       4,201             215
Nucor Corp. *                                              3,600             191
Pactiv Corp. *                                             1,500              37
Phelps Dodge Corp.                                         1,820             159
PPG Industries, Inc.                                       1,700             105
Praxair, Inc.                                              3,200             175
Rohm & Haas Co.                                            2,205             102
Sealed Air Corp.                                             882              42
Sigma-Aldrich Corp.                                          600              42
Temple-Inland, Inc.                                        1,200              51
The Dow Chemical Co.                                       9,394             325
United States Steel Corp.                                    900              57
Vulcan Materials Co.                                         800              53
Weyerhaeuser Co.                                           2,300             135
                                                                     -----------
                                                                           3,356
MEDIA 0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         7,905             217
Clear Channel Communications, Inc.                         5,217             151
Comcast Corp., Class A *                                  21,843             751
Dow Jones & Co., Inc.                                        800              28
Gannett Co., Inc.                                          2,500             130
Meredith Corp.                                               500              24
News Corp., Class A                                       24,300             468
Omnicom Group, Inc.                                        1,800             159
The E.W. Scripps Co., Class A                                800              34
The Interpublic Group of Cos., Inc. *                      3,700              30
The McClatchy Co., Class A                                   460              20
The McGraw-Hill Cos., Inc.                                 3,800             214
The New York Times Co., Class A                            1,400              31
The Walt Disney Co.                                       20,119             597
Time Warner, Inc.                                         45,150             745
Tribune Co.                                                3,100              92
Univision Communications, Inc., Class A *                  3,104             104
Viacom, Inc., Class B *                                    7,905             275
                                                                     -----------
                                                                           4,070
PHARMACEUTICALS & BIOTECHNOLOGY 1.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                       15,300             731
Allergan, Inc.                                             1,300             140
Amgen, Inc. *                                             12,138             847
Applied Biosystems Group - Applera Corp.                   2,000              64
Barr Pharmaceuticals, Inc. *                               1,100              55
Biogen Idec, Inc. *                                        3,125             132
Bristol-Myers Squibb Co.                                  19,000             455
Eli Lilly & Co.                                           10,900             619
Fisher Scientific International, Inc. *                    1,115              83
Forest Laboratories, Inc. *                                3,400             157
Genzyme Corp. *                                            2,400             164
Gilead Sciences, Inc. *                                    4,300             264
Johnson & Johnson                                         29,254           1,830
King Pharmaceuticals, Inc. *                               2,133              36
MedImmune, Inc. *                                          2,400              61
Merck & Co., Inc.                                         21,600             870
Millipore Corp. *                                            400              25
Mylan Laboratories, Inc.                                   2,600              57
PerkinElmer, Inc.                                          1,000              18
Pfizer, Inc.                                              73,476           1,910
Schering-Plough Corp.                                     14,100             288
Thermo Electron Corp. *                                    1,300              48
Waters Corp. *                                             1,300              53
Watson Pharmaceuticals, Inc. *                             1,000              22
Wyeth                                                     13,100             635
                                                                     -----------
                                                                           9,564
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A               900              43
Archstone-Smith Trust                                      1,900             100
Boston Properties, Inc.                                      800              79
Equity Office Properties Trust                             3,900             148
Equity Residential                                         2,600             121
Kimco Realty Corp.                                           431              17
Plum Creek Timber Co., Inc.                                1,700              58
ProLogis                                                   1,700              94
Public Storage, Inc.                                         800              64
Simon Property Group, Inc.                                 2,200             188
Vornado Realty Trust                                       1,200             125
                                                                     -----------
                                                                           1,037
RETAILING 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         3,000              81
AutoNation, Inc. *                                         2,190              43
AutoZone, Inc. *                                             800              70
Bed, Bath & Beyond, Inc. *                                 2,800              94
Best Buy Co., Inc.                                         4,505             204
Big Lots, Inc. *                                           1,100              18
Circuit City Stores, Inc.                                  2,000              49
Dillard's, Inc., Class A                                     500              15
Dollar General Corp.                                       3,303              44
eBay, Inc. *                                              11,036             266
Family Dollar Stores, Inc.                                 1,700              39
Federated Department Stores, Inc.                          5,144             180
Genuine Parts Co.                                          1,800              75
Home Depot, Inc.                                          21,040             730
J.C. Penney Co., Inc.                                      2,800             176
Kohl's Corp. *                                             3,200             181
Limited Brands, Inc.                                       3,738              94
Lowe's Cos., Inc.                                         15,200             431
Nordstrom, Inc.                                            2,600              89
Office Depot, Inc. *                                       3,300             119
OfficeMax, Inc.                                              700              29
RadioShack Corp.                                           1,900              31
Sears Holdings Corp. *                                     1,000             137
Staples, Inc.                                              7,125             154
Target Corp.                                               8,800             404
The Gap, Inc.                                              7,200             125

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Sherwin-Williams Co.                                   1,200              61
The TJX Cos., Inc.                                         5,200             127
Tiffany & Co.                                              1,400              44
                                                                     -----------
                                                                           4,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             3,840              75
Altera Corp. *                                             3,680              64
Analog Devices, Inc.                                       3,400             110
Applied Materials, Inc.                                   16,200             255
Applied Micro Circuits Corp. *                             2,862               7
Broadcom Corp., Class A *                                  4,350             104
Freescale Semiconductor, Inc., Class B *                   3,898             111
Intel Corp.                                               60,530           1,090
KLA-Tencor Corp.                                           1,800              76
Linear Technology Corp.                                    3,000              97
LSI Logic Corp. *                                          3,000              25
Maxim Integrated Products, Inc.                            3,100              91
Micron Technology, Inc. *                                  5,400              84
National Semiconductor Corp.                               3,400              79
Novellus Systems, Inc. *                                   1,325              34
NVIDIA Corp. *                                             2,800              62
PMC - Sierra, Inc. *                                       1,600               8
Teradyne, Inc. *                                           1,700              22
Texas Instruments, Inc.                                   16,800             500
Xilinx, Inc.                                               3,200              65
                                                                     -----------
                                                                           2,959
SOFTWARE & SERVICES 0.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      4,800             137
Affiliated Computer Services, Inc., Class A *              1,271              65
Autodesk, Inc. *                                           2,400              82
Automatic Data Processing, Inc.                            5,700             249
BMC Software, Inc. *                                       2,400              56
CA, Inc.                                                   5,625             118
Citrix Systems, Inc. *                                     1,800              57
Computer Sciences Corp. *                                  1,680              88
Compuware Corp. *                                          3,600              25
Convergys Corp. *                                          1,354              26
Electronic Arts, Inc. *                                    2,866             135
Electronic Data Systems Corp.                              4,600             110
First Data Corp.                                           7,888             322
Fiserv, Inc. *                                             1,800              78
Intuit, Inc. *                                             3,944             122
Microsoft Corp.                                           91,420           2,197
Novell, Inc. *                                             3,200              21
Oracle Corp. *                                            38,295             573
Parametric Technology Corp. *                              1,080              17
Paychex, Inc.                                              3,600             123
Sabre Holdings Corp., Class A                              1,283              26
Symantec Corp. *                                          11,721             204
Unisys Corp. *                                             3,100              16
VeriSign, Inc. *                                           2,500              45
Yahoo! Inc. *                                             12,600             342
                                                                     -----------
                                                                           5,234
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               857              11
Agilent Technologies, Inc. *                               4,437             126
Andrew Corp. *                                             1,550              13
Apple Computer, Inc. *                                     8,000             544
Avaya, Inc. *                                              4,132              38
Ciena Corp. *                                              3,200              12
Cisco Systems, Inc. *                                     63,500           1,134
Comverse Technology, Inc. *                                1,900              37
Corning, Inc. *                                           13,900             265
Dell, Inc. *                                              23,740             515
EMC Corp. *                                               23,186             235
Hewlett-Packard Co.                                       28,403             906
International Business Machines Corp.                     15,820           1,225
Jabil Circuit, Inc.                                        1,998              46
JDS Uniphase Corp. *                                      12,589              27
Juniper Networks, Inc. *                                   4,200              57
Lexmark International, Inc., Class A *                     1,300              70
Lucent Technologies, Inc. *                               40,092              85
Molex, Inc.                                                1,875              60
Motorola, Inc.                                            24,131             549
NCR Corp. *                                                2,000              64
Network Appliance, Inc. *                                  3,400             101
QLogic Corp. *                                             1,738              30
Qualcomm, Inc.                                            16,200             571
SanDisk Corp. *                                            1,800              84
Sanmina -- SCI Corp. *                                     5,000              17
Solectron Corp. *                                          7,900              24
Sun Microsystems, Inc. *                                  30,800             134
Symbol Technologies, Inc.                                  2,031              22
Tektronix, Inc.                                              900              25
Tellabs, Inc. *                                            4,000              38
Xerox Corp. *                                              9,400             132
                                                                     -----------
                                                                           7,197
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
Alltel Corp.                                               3,730             206
AT&T Corp.                                                38,070           1,142
BellSouth Corp.                                           17,800             697
CenturyTel, Inc.                                           1,350              52
Citizens Communications Co.                                2,576              33
Embarq Corp. *                                             1,428              64
Qwest Communications International, Inc. *                15,773             126
Sprint Nextel Corp.                                       28,569             566
Verizon Communications, Inc.                              27,258             922
Windstream Corp.                                           3,857              48
                                                                     -----------
                                                                           3,856
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         3,800             262
CSX Corp.                                                  2,200             133
Delta Air Lines, Inc. *                                    1,300               1
FedEx Corp.                                                2,920             306
Norfolk Southern Corp.                                     3,600             156

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Ryder System, Inc.                                           400              20
Southwest Airlines Co.                                     7,480             135
Union Pacific Corp.                                        2,500             213
United Parcel Service, Inc., Class B                      10,818             745
                                                                     -----------
                                                                           1,971
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   1,070              44
Ameren Corp.                                               1,800              93
American Electric Power Co., Inc.                          3,860             139
CenterPoint Energy, Inc.                                   2,949              41
CMS Energy Corp. *                                         1,000              14
Consolidated Edison, Inc.                                  2,100              98
Constellation Energy Group, Inc.                           1,700              98
Dominion Resources, Inc.                                   3,378             265
DTE Energy Co.                                             1,700              72
Duke Energy Corp.                                         11,348             344
Dynegy, Inc., Class A *                                    3,100              18
Edison International                                       3,200             132
Entergy Corp.                                              2,100             162
Exelon Corp.                                               6,524             378
FirstEnergy Corp.                                          3,195             179
FPL Group, Inc.                                            3,800             164
KeySpan Corp.                                              1,300              52
Nicor, Inc.                                                  500              22
NiSource, Inc.                                             2,646              60
Peoples Energy Corp.                                         200               8
PG&E Corp.                                                 4,000             167
Pinnacle West Capital Corp.                                  800              34
PPL Corp.                                                  3,600             123
Progress Energy, Inc.                                      2,475             108
Public Service Enterprise Group, Inc.                      2,300             155
Sempra Energy                                              2,103             102
TECO Energy, Inc.                                          1,300              21
The AES Corp. *                                            6,000             119
The Southern Co.                                           7,200             243
TXU Corp.                                                  4,734             304
Xcel Energy, Inc.                                          3,850              77
                                                                     -----------
                                                                           3,836
OTHER INVESTMENT COMPANIES 83.2% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)          15,934,818         161,419
Schwab International Index Fund, Select Shares (a)     7,060,454         140,291
Schwab Small-Cap Index Fund, Select Shares (a)         5,676,548         134,932
Schwab Total Bond Market Fund (a)                     10,719,399         103,657
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         28,945,082          28,945
                                                                     -----------
                                                                         569,244

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

Wachovia Bank, Grand Cayman
   Time Deposit
   4.71%, 08/01/06                                           535             535

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $538,333, and the unrealized appreciation and depreciation were $155,633 and ($9,916), respectively, with a net unrealized appreciation of $145,717.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 15.0%  COMMON STOCK                                     47,483          76,515
 85.2%  OTHER INVESTMENT COMPANIES                      371,858         434,335
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                               419,341         510,850
(0.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (962)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                509,888

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)

COMMON STOCK 15.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    400                4
Ford Motor Co.                                           12,185               81
General Motors Corp.                                      3,650              118
Harley-Davidson, Inc.                                     2,000              114
Johnson Controls, Inc.                                    1,200               92
The Goodyear Tire & Rubber Co. *                          1,000               11
                                                                     -----------
                                                                             420
BANKS 0.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                           2,600               74
BB&T Corp.                                                3,600              151
Comerica, Inc.                                            1,100               64
Compass Bancshares, Inc.                                    800               47
Countrywide Financial Corp.                               3,498              125
Fannie Mae                                                6,300              302
Fifth Third Bancorp                                       3,658              139
First Horizon National Corp.                                800               34
Freddie Mac                                               4,500              260
Golden West Financial Corp.                               2,000              147
Huntington Bancshares, Inc.                               1,597               39
KeyCorp                                                   2,600               96
M&T Bank Corp.                                              500               61
Marshall & Ilsley Corp.                                   1,344               63
MGIC Investment Corp.                                       700               40
National City Corp.                                       4,100              148
North Fork Bancorp, Inc.                                  3,000               85
PNC Financial Services Group, Inc.                        1,900              135
Regions Financial Corp.                                   3,078              112
Sovereign Bancorp, Inc.                                   1,890               39
SunTrust Banks, Inc.                                      2,300              181
Synovus Financial Corp.                                   1,900               54
U.S. Bancorp                                             12,554              402
Wachovia Corp.                                           10,494              563
Washington Mutual, Inc.                                   6,634              297
Wells Fargo & Co.                                        11,235              813
Zions Bancorp                                               600               49
                                                                     -----------
                                                                           4,520
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                    5,000              352
American Power Conversion Corp.                           1,175               20
American Standard Cos., Inc.                              1,500               58
Caterpillar, Inc.                                         4,600              326
Cooper Industries Ltd., Class A                             600               52
Cummins, Inc.                                               300               35
Danaher Corp.                                             2,000              130
Deere & Co.                                               1,500              109
Dover Corp.                                               1,400               66
Eaton Corp.                                               1,000               64
Emerson Electric Co.                                      2,800              221
Fluor Corp.                                                 500               44
General Dynamics Corp.                                    2,600              174
General Electric Co.                                     70,660            2,310
Goodrich Corp.                                              700               28
Honeywell International, Inc.                             5,700              221
Illinois Tool Works, Inc.                                 2,800              128
Ingersoll-Rand Co., Class A                               2,200               79
ITT Industries, Inc.                                      1,200               61
L-3 Communications Holdings, Inc.                           700               51
Lockheed Martin Corp.                                     2,400              191
Masco Corp.                                               3,000               80
Navistar International Corp. *                              400                9
Northrop Grumman Corp.                                    2,256              149
PACCAR, Inc.                                              1,050               85
Pall Corp.                                                  800               21
Parker Hannifin Corp.                                       700               51
Raytheon Co. *                                            2,600              117
Rockwell Automation, Inc.                                 1,200               74
Rockwell Collins, Inc.                                    1,200               64
Textron, Inc.                                             1,000               90
The Boeing Co.                                            5,484              425
Tyco International Ltd.                                  12,949              338
United Technologies Corp.                                 6,600              410
W.W. Grainger, Inc.                                         600               37
                                                                     -----------
                                                                           6,670
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                           2,100               21
Avery Dennison Corp.                                        700               41
Cendant Corp.                                             6,415               96
Cintas Corp.                                              1,102               39
Equifax, Inc.                                               900               29
Monster Worldwide, Inc. *                                   666               27
Pitney Bowes, Inc.                                        1,600               66
R.R. Donnelley & Sons Co.                                 1,400               41
Robert Half International, Inc.                           1,200               39
Waste Management, Inc.                                    3,712              128
                                                                     -----------
                                                                             527
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                             600               18

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Centex Corp.                                                800               38
Coach, Inc. *                                             2,400               69
D.R. Horton, Inc.                                         1,790               38
Eastman Kodak Co.                                         2,000               44
Fortune Brands, Inc.                                      1,000               73
Harman International Industries, Inc.                       300               24
Hasbro, Inc.                                              1,275               24
Jones Apparel Group, Inc.                                   800               24
KB Home                                                     600               25
Leggett & Platt, Inc.                                     1,300               30
Lennar Corp., Class A                                       900               40
Liz Claiborne, Inc.                                         800               28
Mattel, Inc.                                              2,825               51
Newell Rubbermaid, Inc.                                   1,872               49
Nike, Inc., Class B                                       1,300              103
Pulte Homes, Inc.                                         1,600               46
Snap-On, Inc.                                               350               15
The Black & Decker Corp.                                    600               42
The Stanley Works                                           600               27
VF Corp.                                                    800               54
Whirlpool Corp.                                             572               44
                                                                     -----------
                                                                             906
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             1,100               52
Carnival Corp.                                            2,870              112
Darden Restaurants, Inc.                                  1,350               46
H&R Block, Inc.                                           2,400               54
Harrah's Entertainment, Inc.                              1,200               72
Hilton Hotels Corp.                                       2,500               60
International Game Technology                             2,100               81
Marriott International, Inc., Class A                     2,200               77
McDonald's Corp.                                          8,100              287
Starbucks Corp. *                                         4,880              167
Starwood Hotels & Resorts Worldwide, Inc.                 1,200               63
Wendy's International, Inc.                                 800               48
YUM! Brands, Inc.                                         2,060               93
                                                                     -----------
                                                                           1,212
DIVERSIFIED FINANCIALS 1.5%
--------------------------------------------------------------------------------
American Express Co.                                      8,310              432
Ameriprise Financial, Inc.                                1,542               69
Bank of America Corp.                                    30,427            1,568
Capital One Financial Corp.                               1,900              147
CIT Group, Inc.                                           1,300               60
Citigroup, Inc.                                          34,266            1,655
E*TRADE Financial Corp. *                                 2,400               56
Federated Investors, Inc., Class B                          700               22
Franklin Resources, Inc.                                  1,010               92
Janus Capital Group, Inc.                                 1,400               23
JPMorgan Chase & Co.                                     23,413            1,068
Legg Mason, Inc.                                            800               67
Lehman Brothers Holdings, Inc.                            3,600              234
Mellon Financial Corp.                                    2,800               98
Merrill Lynch & Co., Inc.                                 6,300              459
Moody's Corp.                                             2,000              110
Morgan Stanley                                            7,010              466
Northern Trust Corp.                                      1,400               80
SLM Corp.                                                 3,000              151
State Street Corp.                                        2,200              132
T. Rowe Price Group, Inc.                                 1,600               66
The Bank of New York Co., Inc.                            4,900              165
The Bear Stearns Cos., Inc.                                 602               85
The Charles Schwab Corp.                                  6,883              109
The Goldman Sachs Group, Inc.                             3,079              470
                                                                     -----------
                                                                           7,884
ENERGY 1.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  3,020              138
Apache Corp.                                              2,048              144
Baker Hughes, Inc.                                        2,250              180
BJ Services Co.                                           2,000               72
Chesapeake Energy Corp.                                   2,300               76
ChevronTexaco Corp.                                      14,727              969
ConocoPhillips                                           10,986              754
Devon Energy Corp.                                        3,000              194
El Paso Corp.                                             3,222               51
EOG Resources, Inc.                                       1,518              112
Exxon Mobil Corp.                                        42,010            2,846
Halliburton Co.                                           6,748              225
Hess Corp.                                                1,800               95
Kerr-McGee Corp.                                          1,624              114
Kinder Morgan, Inc.                                         745               76
Marathon Oil Corp.                                        2,218              201
Murphy Oil Corp.                                          1,100               57
Nabors Industries Ltd. *                                  2,000               71
National-Oilwell Varco, Inc. *                            1,130               76
Noble Corp.                                                 900               65
Occidental Petroleum Corp.                                2,700              291
Rowan Cos., Inc.                                            600               20
Schlumberger Ltd.                                         7,800              521
Sunoco, Inc.                                                900               63
Transocean, Inc. *                                        2,016              156
Valero Energy Corp.                                       4,000              270
Weatherford International Ltd. *                          1,820               85
Williams Cos., Inc.                                       3,000               73
XTO Energy, Inc.                                          2,266              106
                                                                     -----------
                                                                           8,101
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    3,000              158
CVS Corp.                                                 5,200              170
Safeway, Inc.                                             2,800               79
Supervalu, Inc.                                           1,386               38
Sysco Corp.                                               4,400              121
The Kroger Co.                                            5,300              122
Wal-Mart Stores, Inc.                                    16,640              740
Walgreen Co.                                              6,600              309
Whole Foods Market, Inc.                                    800               46
Winn-Dixie Stores, Inc. *                                 1,200               --
                                                                     -----------
                                                                           1,783
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       13,640            1,091
Anheuser-Busch Cos., Inc.                                 5,200              250
Archer-Daniels-Midland Co.                                4,446              196

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Brown-Forman Corp., Class B                                 804               59
Campbell Soup Co.                                         1,200               44
Coca-Cola Enterprises, Inc.                               2,700               58
ConAgra Foods, Inc.                                       3,300               71
Constellation Brands, Inc., Class A *                     1,290               31
Dean Foods Co. *                                            800               30
General Mills, Inc.                                       2,392              124
H.J. Heinz Co.                                            2,300               96
Kellogg Co.                                               1,700               82
McCormick & Co., Inc.                                       900               32
Molson Coors Brewing Co., Class B                           200               14
PepsiCo, Inc.                                            11,070              702
Reynolds American, Inc.                                     614               78
Sara Lee Corp.                                            5,100               86
The Coca-Cola Co.                                        13,810              614
The Hershey Co.                                           1,600               88
The Pepsi Bottling Group, Inc.                              926               31
Tyson Foods, Inc., Class A                                1,700               24
UST, Inc.                                                 1,100               56
Wm. Wrigley Jr. Co.                                       1,200               55
Wm. Wrigley Jr. Co., Class B                                300               14
                                                                     -----------
                                                                           3,926
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                               4,136              130
AmerisourceBergen Corp.                                   1,400               60
Bausch & Lomb, Inc.                                         400               19
Baxter International, Inc.                                3,800              160
Becton Dickinson & Co.                                    1,800              119
Biomet, Inc.                                              1,575               52
Boston Scientific Corp. *                                 7,307              124
C.R. Bard, Inc.                                             600               43
Cardinal Health, Inc.                                     2,775              186
Caremark Rx, Inc.                                         2,988              158
CIGNA Corp.                                               1,000               91
Coventry Health Care, Inc. *                              1,050               55
Express Scripts, Inc. *                                   1,000               77
HCA, Inc.                                                 2,208              108
Health Management Associates, Inc., Class A               1,600               32
Hospira, Inc. *                                           1,020               45
Humana, Inc. *                                              800               45
IMS Health, Inc.                                          1,500               41
Laboratory Corp. of America Holdings *                      900               58
Manor Care, Inc.                                            500               25
McKesson Corp.                                            1,773               89
Medco Health Solutions, Inc. *                            1,784              106
Medtronic, Inc.                                           7,800              394
Patterson Cos., Inc. *                                      900               30
Quest Diagnostics, Inc.                                   1,470               88
St. Jude Medical, Inc. *                                  2,120               78
Stryker Corp.                                             1,946               89
Tenet Healthcare Corp. *                                  3,150               19
UnitedHealth Group, Inc.                                  8,400              402
WellPoint, Inc. *                                         3,852              287
Zimmer Holdings, Inc. *                                   1,500               95
                                                                     -----------
                                                                           3,305
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 600               29
Avon Products, Inc.                                       3,000               87
Clorox Co.                                                1,300               78
Colgate-Palmolive Co.                                     3,600              214
Kimberly-Clark Corp.                                      3,380              206
Procter & Gamble Co.                                     22,832            1,283
The Estee Lauder Cos., Inc., Class A                        700               26
                                                                     -----------
                                                                           1,923
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                  1,700               88
AFLAC, Inc.                                               3,300              146
Ambac Financial Group, Inc.                                 684               57
American International Group, Inc.                       17,342            1,052
AON Corp.                                                 2,025               69
Cincinnati Financial Corp.                                1,323               63
Genworth Financial, Inc., Class A                         2,500               86
Lincoln National Corp.                                    2,243              127
Loews Corp.                                               2,700              100
Marsh & McLennan Cos., Inc.                               3,600               97
MBIA, Inc.                                                1,050               62
MetLife, Inc.                                             4,986              259
Principal Financial Group, Inc.                           2,329              126
Prudential Financial, Inc.                                3,500              275
Safeco Corp.                                                800               43
The Allstate Corp.                                        4,700              267
The Chubb Corp.                                           2,400              121
The Hartford Financial Services Group, Inc.               1,800              153
The Progressive Corp.                                     6,000              145
The St. Paul Travelers Cos., Inc.                         4,241              194
Torchmark Corp.                                             800               48
UnumProvident Corp.                                       1,657               27
XL Capital Ltd., Class A                                    800               51
                                                                     -----------
                                                                           3,656
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            1,500               96
Alcoa, Inc.                                               5,648              169
Allegheny Technologies, Inc.                                492               31
Ashland, Inc.                                               500               33
Ball Corp.                                                  800               31
Bemis Co.                                                   600               18
E.I. du Pont de Nemours & Co.                             6,484              257
Eastman Chemical Co.                                        600               30
Ecolab, Inc.                                              1,200               52
Freeport-McMoran Copper & Gold, Inc., Class B             1,100               60
Hercules, Inc. *                                            700               10
International Flavors & Fragrances, Inc.                    800               30
International Paper Co.                                   3,166              109
Louisiana-Pacific Corp.                                     700               14
MeadWestvaco Corp.                                        1,279               33

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Monsanto Co.                                              3,454              148
Newmont Mining Corp.                                      2,754              141
Nucor Corp. *                                             2,400              128
Pactiv Corp. *                                            1,000               24
Phelps Dodge Corp.                                        1,080               94
PPG Industries, Inc.                                      1,200               74
Praxair, Inc.                                             2,000              110
Rohm & Haas Co.                                           1,421               66
Sealed Air Corp.                                            621               29
Sigma-Aldrich Corp.                                         500               35
Temple-Inland, Inc.                                         800               34
The Dow Chemical Co.                                      6,049              209
United States Steel Corp.                                   700               44
Vulcan Materials Co.                                        700               47
Weyerhaeuser Co.                                          1,400               82
                                                                     -----------
                                                                           2,238
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        5,309              146
Clear Channel Communications, Inc.                        4,080              118
Comcast Corp., Class A *                                 14,661              504
Dow Jones & Co., Inc.                                       600               21
Gannett Co., Inc.                                         1,700               89
Meredith Corp.                                              300               14
News Corp., Class A                                      16,300              314
Omnicom Group, Inc.                                       1,200              106
The E.W. Scripps Co., Class A                               600               26
The Interpublic Group of Cos., Inc. *                     2,500               21
The McClatchy Co., Class A                                  307               13
The McGraw-Hill Cos., Inc.                                2,400              135
The New York Times Co., Class A                           1,100               24
The Walt Disney Co.                                      13,217              393
Time Warner, Inc.                                        30,870              509
Tribune Co.                                               2,100               62
Univision Communications, Inc., Class A *                 2,048               68
Viacom, Inc., Class B *                                   5,309              185
                                                                     -----------
                                                                           2,748
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                      10,200              487
Allergan, Inc.                                              900               97
Amgen, Inc. *                                             8,340              582
Applied Biosystems Group - Applera Corp.                  1,400               45
Barr Pharmaceuticals, Inc. *                                600               30
Biogen Idec, Inc. *                                       2,150               91
Bristol-Myers Squibb Co.                                 12,800              307
Eli Lilly & Co.                                           7,400              420
Fisher Scientific International, Inc. *                     720               53
Forest Laboratories, Inc. *                               2,400              111
Genzyme Corp. *                                           1,700              116
Gilead Sciences, Inc. *                                   2,980              183
Johnson & Johnson                                        19,872            1,243
King Pharmaceuticals, Inc. *                              1,388               24
MedImmune, Inc. *                                         1,400               35
Merck & Co., Inc.                                        14,500              584
Millipore Corp. *                                           200               12
Mylan Laboratories, Inc.                                  1,700               37
PerkinElmer, Inc.                                           600               11
Pfizer, Inc.                                             49,386            1,284
Schering-Plough Corp.                                     9,500              194
Thermo Electron Corp. *                                     900               33
Waters Corp. *                                              900               37
Watson Pharmaceuticals, Inc. *                              600               13
Wyeth                                                     8,800              427
                                                                     -----------
                                                                           6,456
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              600               29
Archstone-Smith Trust                                     1,300               68
Boston Properties, Inc.                                     500               49
Equity Office Properties Trust                            2,600               99
Equity Residential                                        1,700               79
Kimco Realty Corp.                                          301               12
Plum Creek Timber Co., Inc.                               1,200               41
ProLogis                                                  1,200               66
Public Storage, Inc.                                        600               48
Simon Property Group, Inc.                                1,450              124
Vornado Realty Trust                                        800               84
                                                                     -----------
                                                                             699
RETAILING 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                        2,000               54
AutoNation, Inc. *                                        2,000               39
AutoZone, Inc. *                                            500               44
Bed, Bath & Beyond, Inc. *                                1,800               60
Best Buy Co., Inc.                                        3,150              143
Big Lots, Inc. *                                            700               11
Circuit City Stores, Inc.                                 1,400               34
Dillard's, Inc., Class A                                    700               21
Dollar General Corp.                                      2,202               30
eBay, Inc. *                                              7,416              179
Family Dollar Stores, Inc.                                1,100               25
Federated Department Stores, Inc.                         3,508              123
Genuine Parts Co.                                         1,150               48
Home Depot, Inc.                                         14,600              507
J.C. Penney Co., Inc.                                     1,700              107
Kohl's Corp. *                                            2,200              125
Limited Brands, Inc.                                      2,991               75
Lowe's Cos., Inc.                                        10,000              283
Nordstrom, Inc.                                           1,800               62
Office Depot, Inc. *                                      2,500               90
OfficeMax, Inc.                                             600               25
RadioShack Corp.                                          1,300               21
Sears Holdings Corp. *                                      673               92
Staples, Inc.                                             4,575               99
Target Corp.                                              5,800              266
The Gap, Inc.                                             3,862               67
The Sherwin-Williams Co.                                  1,100               56
The TJX Cos., Inc.                                        3,600               88
Tiffany & Co.                                               950               30
                                                                     -----------
                                                                           2,804

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            2,040               39
Altera Corp. *                                            2,546               44
Analog Devices, Inc.                                      2,300               74
Applied Materials, Inc.                                  10,900              172
Applied Micro Circuits Corp. *                            1,928                5
Broadcom Corp., Class A *                                 3,000               72
Freescale Semiconductor, Inc., Class B *                  2,650               76
Intel Corp.                                              40,660              732
KLA-Tencor Corp.                                          1,200               51
Linear Technology Corp.                                   2,000               65
LSI Logic Corp. *                                         2,000               16
Maxim Integrated Products, Inc.                           2,100               62
Micron Technology, Inc. *                                 3,600               56
National Semiconductor Corp.                              2,200               51
Novellus Systems, Inc. *                                    900               23
NVIDIA Corp. *                                            1,800               40
PMC - Sierra, Inc. *                                      1,100                6
Teradyne, Inc. *                                          1,100               14
Texas Instruments, Inc.                                  11,300              336
Xilinx, Inc.                                              2,100               43
                                                                     -----------
                                                                           1,977
SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     3,200               91
Affiliated Computer Services, Inc., Class A *               465               24
Autodesk, Inc. *                                          1,600               55
Automatic Data Processing, Inc.                           3,900              171
BMC Software, Inc. *                                      1,600               37
CA, Inc.                                                  3,825               80
Citrix Systems, Inc. *                                    1,200               38
Computer Sciences Corp. *                                 1,090               57
Compuware Corp. *                                         2,400               17
Convergys Corp. *                                           869               17
Electronic Arts, Inc. *                                   1,792               84
Electronic Data Systems Corp.                             3,100               74
First Data Corp.                                          5,704              233
Fiserv, Inc. *                                            1,200               52
Intuit, Inc. *                                            2,654               82
Microsoft Corp.                                          61,390            1,475
Novell, Inc. *                                            2,200               14
Oracle Corp. *                                           25,721              385
Parametric Technology Corp. *                               720               11
Paychex, Inc.                                             2,475               85
Sabre Holdings Corp., Class A                               922               19
Symantec Corp. *                                          8,018              139
Unisys Corp. *                                            2,100               11
VeriSign, Inc. *                                          1,600               29
Yahoo! Inc. *                                             8,400              228
                                                                     -----------
                                                                           3,508
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              714                9
Agilent Technologies, Inc. *                              2,917               83
Andrew Corp. *                                            1,025                9
Apple Computer, Inc. *                                    5,430              369
Avaya, Inc. *                                             2,775               26
Ciena Corp. *                                             2,100                8
Cisco Systems, Inc. *                                    42,100              752
Comverse Technology, Inc. *                               1,000               19
Corning, Inc. *                                           9,550              182
Dell, Inc. *                                             16,500              358
EMC Corp. *                                              15,562              158
Hewlett-Packard Co.                                      19,724              629
International Business Machines Corp.                    10,800              836
Jabil Circuit, Inc.                                       1,341               31
JDS Uniphase Corp. *                                      8,464               18
Juniper Networks, Inc. *                                  3,000               40
Lexmark International, Inc., Class A *                      800               43
Lucent Technologies, Inc. *                              26,905               57
Molex, Inc.                                               1,250               40
Motorola, Inc.                                           16,150              368
NCR Corp. *                                               1,200               39
Network Appliance, Inc. *                                 2,000               59
QLogic Corp. *                                            1,170               20
Qualcomm, Inc.                                           10,760              379
SanDisk Corp. *                                           1,200               56
Sanmina -- SCI Corp. *                                    3,400               12
Solectron Corp. *                                         5,300               16
Sun Microsystems, Inc. *                                 20,800               90
Symbol Technologies, Inc.                                 1,366               15
Tektronix, Inc.                                             500               14
Tellabs, Inc. *                                           2,700               25
Xerox Corp. *                                             5,200               73
                                                                     -----------
                                                                           4,833
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Alltel Corp.                                              2,510              138
AT&T Corp.                                               25,639              769
BellSouth Corp.                                          11,900              466
CenturyTel, Inc.                                            900               35
Citizens Communications Co.                               1,732               22
Embarq Corp. *                                              944               43
Qwest Communications International, Inc. *               10,622               85
Sprint Nextel Corp.                                      18,876              374
Verizon Communications, Inc.                             17,836              603
Windstream Corp.                                          2,595               33
                                                                     -----------
                                                                           2,568
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        2,500              172
CSX Corp.                                                 1,500               91
Delta Air Lines, Inc. *                                     900                1
FedEx Corp.                                               1,960              205
Norfolk Southern Corp.                                    2,500              109
Ryder System, Inc.                                          400               20
Southwest Airlines Co.                                    5,137               92
Union Pacific Corp.                                       1,700              145
United Parcel Service, Inc., Class B                      7,385              509
                                                                     -----------
                                                                           1,344

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                     720              30
Ameren Corp.                                               1,200              62
American Electric Power Co., Inc.                          2,580              93
CenterPoint Energy, Inc.                                   1,924              26
CMS Energy Corp. *                                           700              10
Consolidated Edison, Inc.                                  1,500              70
Constellation Energy Group, Inc.                           1,000              58
Dominion Resources, Inc.                                   2,167             170
DTE Energy Co.                                             1,000              42
Duke Energy Corp.                                          7,512             228
Dynegy, Inc., Class A *                                    2,100              12
Edison International                                       2,200              91
Entergy Corp.                                              1,500             116
Exelon Corp.                                               4,324             250
FirstEnergy Corp.                                          2,030             114
FPL Group, Inc.                                            2,600             112
KeySpan Corp.                                                900              36
Nicor, Inc.                                                  300              13
NiSource, Inc.                                             1,651              38
Peoples Energy Corp.                                         200               8
PG&E Corp.                                                 2,700             113
Pinnacle West Capital Corp.                                  600              26
PPL Corp.                                                  2,000              68
Progress Energy, Inc.                                      1,593              69
Public Service Enterprise Group, Inc.                      1,500             101
Sempra Energy                                              1,360              66
TECO Energy, Inc.                                            900              14
The AES Corp. *                                            3,200              64
The Southern Co.                                           4,500             152
TXU Corp.                                                  3,164             203
Xcel Energy, Inc.                                          2,585              52
                                                                     -----------
                                                                           2,507

OTHER INVESTMENT COMPANIES 85.2% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)           7,758,350          78,592
Schwab International Index Fund, Select
   Shares (a)                                          3,974,745          78,978
Schwab Small-Cap Index Fund, Select Shares (a)         3,194,791          75,940
Schwab Total Bond Market Fund (a)                     18,493,956         178,837
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         21,987,722          21,988
                                                                     -----------
                                                                         434,335

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $422,224, and the unrealized appreciation and depreciation were $96,228 and ($7,602), respectively, with net unrealized appreciation of $88,626.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  6.0%  COMMON STOCK                                     12,272           17,950
 93.4%  OTHER INVESTMENT COMPANIES                      249,142          280,110
  0.6%  SHORT-TERM INVESTMENT                             1,864            1,864
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               263,278          299,924
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                      39
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 299,963

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 6.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    100                1
Ford Motor Co.                                            2,921               19
General Motors Corp.                                        825               27
Goodyear Tire & Rubber Co. *                                300                3
Harley-Davidson, Inc.                                       500               29
Johnson Controls, Inc.                                      300               23
                                                                     -----------
                                                                             102
BANKS 0.4%
--------------------------------------------------------------------------------
AmSouth Bancorp                                             600               17
BB&T Corp.                                                  850               36
Comerica, Inc.                                              300               18
Compass Bancshares, Inc.                                    190               11
Countrywide Financial Corp.                                 798               29
Fannie Mae                                                1,475               71
Fifth Third Bancorp                                         867               33
First Horizon National Corp.                                200                8
Freddie Mac                                               1,000               58
Golden West Financial Corp.                                 500               37
Huntington Bancshares, Inc.                                 423               10
KeyCorp                                                     700               26
M&T Bank Corp.                                              199               24
Marshall & Ilsley Corp.                                     322               15
MGIC Investment Corp.                                       150                9
National City Corp.                                         950               34
North Fork Bancorp, Inc.                                    750               21
PNC Financial Services Group, Inc.                          400               28
Regions Financial Corp.                                     670               24
Sovereign Bancorp, Inc.                                     420                9
SunTrust Banks, Inc.                                        500               39
Synovus Financial Corp.                                     400               11
U.S. Bancorp                                              2,922               94
Wachovia Corp.                                            2,445              131
Washington Mutual, Inc.                                   1,491               67
Wells Fargo & Co.                                         2,560              185
Zions Bancorp                                               100                8
                                                                     -----------
                                                                           1,053
CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
3M Co.                                                    1,200               84
American Power Conversion Corp.                             225                4
American Standard Cos., Inc.                                300               12
Caterpillar, Inc.                                         1,100               78
Cooper Industries Ltd., Class A                             150               13
Cummins, Inc.                                               100               12
Danaher Corp.                                               500               33
Deere & Co.                                                 400               29
Dover Corp.                                                 300               14
Eaton Corp.                                                 200               13
Emerson Electric Co.                                        650               51
Fluor Corp.                                                 100                9
General Dynamics Corp.                                      600               40
General Electric Co.                                     16,490              539
Goodrich Corp.                                              200                8
Honeywell International, Inc.                             1,275               49
Illinois Tool Works, Inc.                                   700               32
Ingersoll-Rand Co., Class A                                 500               18
ITT Industries, Inc.                                        300               15
L-3 Communications Holdings, Inc.                           200               15
Lockheed Martin Corp.                                       700               56
Masco Corp.                                                 700               19
Navistar International Corp. *                              100                2
Northrop Grumman Corp.                                      514               34
PACCAR, Inc.                                                300               24
Pall Corp.                                                  200                5
Parker Hannifin Corp.                                       150               11
Raytheon Co.                                                600               27
Rockwell Automation, Inc.                                   300               19
Rockwell Collins, Inc.                                      300               16
Textron, Inc.                                               200               18
The Boeing Co.                                            1,246               96
Tyco International Ltd.                                   3,013               79
United Technologies Corp.                                 1,600               99
W.W. Grainger, Inc.                                         100                6
                                                                     -----------
                                                                           1,579
COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             500                5
Avery Dennison Corp.                                        200               12
Cendant Corp.                                             1,459               22
Cintas Corp.                                                260                9
Equifax, Inc.                                               200                6
Monster Worldwide, Inc. *                                   191                8
Pitney Bowes, Inc.                                          400               16
R.R. Donnelley & Sons Co.                                   300                9
Robert Half International, Inc.                             300               10
Waste Management, Inc.                                      907               31
                                                                     -----------
                                                                             128

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Black & Decker Corp.                                        100                7
Brunswick Corp.                                             100                3
Centex Corp.                                                200                9
Coach, Inc. *                                               600               17
D.R. Horton, Inc.                                           420                9
Eastman Kodak Co.                                           500               11
Fortune Brands, Inc.                                        200               14
Harman International Industries, Inc.                       100                8
Hasbro, Inc.                                                325                6
Jones Apparel Group, Inc.                                   200                6
KB Home                                                     200                9
Leggett & Platt, Inc.                                       300                7
Lennar Corp., Class A                                       200                9
Liz Claiborne, Inc.                                         200                7
Mattel, Inc.                                                650               12
Newell Rubbermaid, Inc.                                     436               11
Nike, Inc., Class B                                         300               24
Pulte Homes, Inc.                                           400               11
Snap-On, Inc.                                               100                4
The Stanley Works                                           100                5
VF Corp.                                                    200               14
Whirlpool Corp.                                             111                9
                                                                     -----------
                                                                             212
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               250               12
Carnival Corp.                                              820               32
Darden Restaurants, Inc.                                    300               10
H&R Block, Inc.                                             600               14
Harrah's Entertainment, Inc.                                200               12
Hilton Hotels Corp.                                         600               14
International Game Technology                               556               21
Marriott International, Inc., Class A                       600               21
McDonald's Corp.                                          2,000               71
Starbucks Corp. *                                         1,120               38
Starwood Hotels & Resorts Worldwide, Inc.                   300               16
Wendy's International, Inc.                                 200               12
YUM! Brands, Inc.                                           480               22
                                                                     -----------
                                                                             295
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
American Express Co.                                      1,820               95
Ameriprise Financial, Inc.                                  364               16
Bank of America Corp.                                     7,142              368
Capital One Financial Corp.                                 450               35
CIT Group, Inc.                                             300               14
Citigroup, Inc.                                           8,082              390
E*TRADE Financial Corp. *                                   600               14
Federated Investors, Inc., Class B                          200                6
Franklin Resources, Inc.                                    200               18
Janus Capital Group, Inc.                                   400                6
JPMorgan Chase & Co.                                      5,352              244
Legg Mason, Inc.                                            190               16
Lehman Brothers Holdings, Inc.                              800               52
Mellon Financial Corp.                                      700               25
Merrill Lynch & Co., Inc.                                 1,500              109
Moody's Corp.                                               400               22
Morgan Stanley                                            1,630              108
Northern Trust Corp.                                        300               17
SLM Corp.                                                   650               33
State Street Corp.                                          500               30
T. Rowe Price Group, Inc.                                   400               17
The Bank of New York Co., Inc.                            1,200               40
The Bear Stearns Cos., Inc.                                 145               21
The Charles Schwab Corp. (a)                              2,125               34
The Goldman Sachs Group, Inc.                               728              111
                                                                     -----------
                                                                           1,841
ENERGY 0.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                    734               34
Apache Corp.                                                462               33
Baker Hughes, Inc.                                          470               38
BJ Services Co.                                             400               15
Chesapeake Energy Corp.                                     500               16
ChevronTexaco Corp.                                       3,520              232
ConocoPhillips                                            2,596              178
Devon Energy Corp.                                          700               45
El Paso Corp.                                               769               12
EOG Resources, Inc.                                         360               27
Exxon Mobil Corp.                                         9,918              672
Halliburton Co.                                           1,428               48
Hess Corp.                                                  300               16
Kerr-McGee Corp.                                            246               17
Kinder Morgan, Inc.                                         176               18
Marathon Oil Corp.                                          523               47
Murphy Oil Corp.                                            300               15
Nabors Industries Ltd. *                                    400               14
National-Oilwell Varco, Inc. *                              270               18
Noble Corp.                                                 200               14
Occidental Petroleum Corp.                                  600               65
Rowan Cos., Inc.                                            100                3
Schlumberger Ltd.                                         1,800              120
Sunoco, Inc.                                                200               14
Transocean, Inc. *                                          474               37
Valero Energy Corp.                                       1,000               67
Weatherford International Ltd. *                            440               21
Williams Cos., Inc.                                         700               17
XTO Energy, Inc.                                            533               25
                                                                     -----------
                                                                           1,878
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                      700               37
CVS Corp.                                                 1,200               39
Kroger Co.                                                1,200               27
Safeway, Inc.                                               650               18
Supervalu, Inc.                                             318                9
Sysco Corp.                                               1,000               28
Wal-Mart Stores, Inc.                                     3,900              173
Walgreen Co.                                              1,600               75
Whole Foods Market, Inc.                                    100                6
Winn-Dixie Stores, Inc. *                                   300               --
                                                                     -----------
                                                                             412
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        3,220              258

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Anheuser-Busch Cos., Inc.                                 1,200               58
Archer-Daniels-Midland Co.                                1,014               45
Brown-Forman Corp., Class B                                 150               11
Campbell Soup Co.                                           300               11
Coca-Cola Enterprises, Inc.                                 700               15
ConAgra Foods, Inc.                                         800               17
Constellation Brands, Inc., Class A *                       300                7
Dean Foods Co. *                                            200                8
General Mills, Inc.                                         582               30
H.J. Heinz Co.                                              600               25
Kellogg Co.                                                 400               19
McCormick & Co., Inc.                                       200                7
Molson Coors Brewing Co., Class B                            50                4
PepsiCo, Inc.                                             2,560              162
Reynolds American, Inc.                                     137               17
Sara Lee Corp.                                            1,200               20
The Coca-Cola Co.                                         3,220              143
The Hershey Co.                                             400               22
The Pepsi Bottling Group, Inc.                              350               12
Tyson Foods, Inc., Class A                                  400                6
UST, Inc.                                                   300               15
Wm. Wrigley Jr. Co.                                         300               14
Wm. Wrigley Jr. Co., Class B                                 75                3
                                                                     -----------
                                                                             929
HEALTH CARE EQUIPMENT & SERVICES 0.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                                 888               28
AmerisourceBergen Corp.                                     400               17
Bausch & Lomb, Inc.                                         100                5
Baxter International, Inc.                                  900               38
Becton Dickinson & Co.                                      400               26
Biomet, Inc.                                                450               15
Boston Scientific Corp. *                                 2,107               36
C.R. Bard, Inc.                                             200               14
Cardinal Health, Inc.                                       650               44
Caremark Rx, Inc.                                           581               31
CIGNA Corp.                                                 200               18
Coventry Health Care, Inc. *                                300               16
Express Scripts, Inc. *                                     200               15
HCA, Inc.                                                   600               30
Health Management Associates, Inc., Class A                 400                8
Hospira, Inc. *                                             240               10
Humana, Inc. *                                              200               11
IMS Health, Inc.                                            350               10
Laboratory Corp. of America Holdings *                      200               13
Manor Care, Inc.                                            100                5
McKesson Corp.                                              422               21
Medco Health Solutions, Inc. *                              422               25
Medtronic, Inc.                                           1,800               91
Patterson Cos., Inc. *                                      200                7
Quest Diagnostics, Inc.                                     278               17
St. Jude Medical, Inc. *                                    500               18
Stryker Corp.                                               602               27
Tenet Healthcare Corp. *                                    750                4
UnitedHealth Group, Inc.                                  2,000               96
WellPoint, Inc. *                                           900               67
Zimmer Holdings, Inc. *                                     350               22
                                                                     -----------
                                                                             785
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 150                7
Avon Products, Inc.                                         700               20
Clorox Co.                                                  300               18
Colgate-Palmolive Co.                                       800               48
Kimberly-Clark Corp.                                        756               46
Procter & Gamble Co.                                      5,362              301
The Estee Lauder Cos., Inc., Class A                        100                4
                                                                     -----------
                                                                             444
INSURANCE 0.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                    400               21
AFLAC, Inc.                                                 800               35
AMBAC Financial Group, Inc.                                 162               13
American International Group, Inc.                        3,979              241
AON Corp.                                                   475               16
Cincinnati Financial Corp.                                  330               16
Genworth Financial, Inc., Class A                           300               10
Lincoln National Corp.                                      502               28
Loews Corp.                                                 900               33
Marsh & McLennan Cos., Inc.                                 800               22
MBIA, Inc.                                                  200               12
MetLife, Inc.                                             1,178               61
Principal Financial Group, Inc.                             550               30
Prudential Financial, Inc.                                  800               63
Safeco Corp.                                                200               11
The Allstate Corp.                                        1,100               63
The Chubb Corp.                                             600               30
The Hartford Financial Services Group, Inc.                 425               36
The Progressive Corp.                                     1,400               34
The St. Paul Travelers Cos., Inc.                         1,006               46
Torchmark Corp.                                             200               12
UnumProvident Corp.                                         346                6
XL Capital Ltd., Class A                                    200               13
                                                                     -----------
                                                                             852
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                              300               19
Alcoa, Inc.                                               1,312               39
Allegheny Technologies, Inc.                                146                9
Ashland, Inc.                                               100                7
Ball Corp.                                                  200                8
Bemis Co.                                                   200                6
E.I. du Pont de Nemours & Co.                             1,525               61
Eastman Chemical Co.                                        100                5
Ecolab, Inc.                                                400               17
Freeport-McMoran Copper & Gold, Inc., Class B               300               16
Hercules, Inc. *                                            200                3
International Flavors & Fragrances, Inc.                    200                7
International Paper Co.                                     739               25
Louisiana-Pacific Corp.                                     100                2

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
MeadWestvaco Corp.                                          294                8
Monsanto Co.                                                664               29
Newmont Mining Corp.                                        643               33
Nucor Corp. *                                               400               21
Pactiv Corp. *                                              300                7
Phelps Dodge Corp.                                          270               24
PPG Industries, Inc.                                        250               15
Praxair, Inc.                                               500               28
Rohm & Haas Co.                                             373               17
Sealed Air Corp.                                            153                7
Sigma-Aldrich Corp.                                         100                7
Temple-Inland, Inc.                                         200                9
The Dow Chemical Co.                                      1,372               48
United States Steel Corp.                                   100                6
Vulcan Materials Co.                                        200               13
Weyerhaeuser Co.                                            350               21
                                                                     -----------
                                                                             517
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        1,330               36
Clear Channel Communications, Inc.                          967               28
Comcast Corp., Class A *                                  3,463              119
Dow Jones & Co., Inc.                                       100                4
Gannett Co., Inc.                                           400               21
Interpublic Group of Cos., Inc. *                           600                5
McClatchy Co., Class A                                       51                2
McGraw-Hill Cos., Inc.                                      600               34
Meredith Corp.                                              100                5
New York Times Co., Class A                                 200                4
News Corp., Class A                                       3,880               75
Omnicom Group, Inc.                                         300               27
The E.W. Scripps Co., Class A                               100                4
The Walt Disney Co.                                       3,077               91
Time Warner, Inc.                                         7,280              120
Tribune Co.                                                 500               15
Univision Communications, Inc., Class A *                   519               17
Viacom, Inc., Class B *                                   1,330               46
                                                                     -----------
                                                                             653
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                       2,400              115
Allergan, Inc.                                              200               22
Amgen, Inc. *                                             1,952              136
Applied Biosystems Group - Applera Corp.                    300               10
Barr Pharmaceuticals, Inc. *                                200               10
Biogen Idec, Inc. *                                         480               20
Bristol-Myers Squibb Co.                                  3,000               72
Eli Lilly & Co.                                           1,725               98
Fisher Scientific International, Inc. *                     163               12
Forest Laboratories, Inc. *                                 550               25
Genzyme Corp. *                                             325               22
Gilead Sciences, Inc. *                                     650               40
Johnson & Johnson                                         4,622              289
King Pharmaceuticals, Inc. *                                366                6
MedImmune, Inc. *                                           400               10
Merck & Co., Inc.                                         3,400              137
Millipore Corp. *                                           100                6
Mylan Laboratories, Inc.                                    400                9
PerkinElmer, Inc.                                           200                4
Pfizer, Inc.                                             11,557              300
Schering-Plough Corp.                                     2,300               47
Thermo Electron Corp. *                                     200                7
Waters Corp. *                                              200                8
Watson Pharmaceuticals, Inc. *                              200                5
Wyeth                                                     2,000               97
                                                                     -----------
                                                                           1,507
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              100                5
Archstone-Smith Trust                                       300               16
Boston Properties, Inc.                                     130               13
Equity Office Properties Trust                              600               23
Equity Residential                                          400               18
Kimco Realty Corp.                                          168                6
Plum Creek Timber Co., Inc.                                 300               10
ProLogis                                                    300               17
Public Storage, Inc.                                        100                8
Simon Property Group, Inc.                                  300               26
Vornado Realty Trust                                        200               21
                                                                     -----------
                                                                             163
RETAILING 0.2%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                          300                8
AutoNation, Inc. *                                          500               10
AutoZone, Inc. *                                            150               13
Bed, Bath & Beyond, Inc. *                                  400               13
Best Buy Co., Inc.                                          675               31
Big Lots, Inc. *                                            200                3
Circuit City Stores, Inc.                                   300                7
Dillard's, Inc., Class A                                    200                6
Dollar General Corp.                                        515                7
eBay, Inc. *                                              1,708               41
Family Dollar Stores, Inc.                                  300                7
Federated Department Stores, Inc.                           910               32
Genuine Parts Co.                                           250               10
Home Depot, Inc.                                          3,450              120
J.C. Penney Co., Inc.                                       400               25
Kohl's Corp. *                                              500               28
Limited Brands, Inc.                                        739               19
Lowe's Cos., Inc.                                         2,400               68
Nordstrom, Inc.                                             400               14
Office Depot, Inc. *                                        600               22
OfficeMax, Inc.                                             100                4
RadioShack Corp.                                            300                5
Sears Holdings Corp. *                                      154               21
Staples, Inc.                                             1,125               24
Target Corp.                                              1,400               64
The Gap, Inc.                                             1,362               24
The Sherwin-Williams Co.                                    200               10
The TJX Cos., Inc.                                          800               20
Tiffany & Co.                                               250                8
                                                                     -----------
                                                                             664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                              560               11

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Altera Corp. *                                              510                9
Analog Devices, Inc.                                        600               19
Applied Materials, Inc.                                   2,600               41
Applied Micro Circuits Corp. *                              455                1
Broadcom Corp., Class A *                                   738               18
Freescale Semiconductor, Inc., Class B *                    404               12
Intel Corp.                                               9,800              176
KLA-Tencor Corp.                                            300               13
Linear Technology Corp.                                     500               16
LSI Logic Corp. *                                           500                4
Maxim Integrated Products, Inc.                             500               15
Micron Technology, Inc. *                                   900               14
National Semiconductor Corp.                                600               14
Novellus Systems, Inc. *                                    250                6
NVIDIA Corp. *                                              400                9
PMC - Sierra, Inc. *                                        300                2
Teradyne, Inc. *                                            300                4
Texas Instruments, Inc.                                   2,700               80
Xilinx, Inc.                                                500               10
                                                                     -----------
                                                                             474
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                       800               23
Affiliated Computer Services, Inc., Class A *               203               10
Autodesk, Inc. *                                            400               14
Automatic Data Processing, Inc.                             900               39
BMC Software, Inc. *                                        400                9
CA, Inc.                                                    850               18
Citrix Systems, Inc. *                                      300               10
Computer Sciences Corp. *                                   258               14
Compuware Corp. *                                           600                4
Convergys Corp. *                                           174                3
Electronic Arts, Inc. *                                     424               20
Electronic Data Systems Corp.                               700               17
First Data Corp.                                          1,392               57
Fiserv, Inc. *                                              300               13
Intuit, Inc. *                                              626               19
Microsoft Corp.                                          14,420              347
Novell, Inc. *                                              500                3
Oracle Corp. *                                            5,988               90
Parametric Technology Corp. *                               200                3
Paychex, Inc.                                               525               18
Sabre Holdings Corp., Class A                               244                5
Symantec Corp. *                                          1,678               29
Unisys Corp. *                                              500                3
VeriSign, Inc. *                                            300                5
Yahoo! Inc. *                                             2,000               54
                                                                     -----------
                                                                             827
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              142                2
Agilent Technologies, Inc. *                                710               20
Andrew Corp. *                                              100                1
Apple Computer, Inc. *                                    1,200               81
Avaya, Inc. *                                               618                6
Ciena Corp. *                                               500                2
Cisco Systems, Inc. *                                     9,930              177
Comverse Technology, Inc. *                                 300                6
Corning, Inc. *                                           2,250               43
Dell, Inc. *                                              3,850               83
EMC Corp. *                                               3,650               37
Hewlett-Packard Co.                                       4,703              150
International Business Machines Corp.                     2,500              193
Jabil Circuit, Inc.                                         322                7
JDS Uniphase Corp. *                                      2,010                4
Juniper Networks, Inc. *                                    600                8
Lexmark International, Inc., Class A *                      200               11
Lucent Technologies, Inc. *                               7,019               15
Molex, Inc.                                                 250                8
Motorola, Inc.                                            3,666               83
NCR Corp. *                                                 400               13
Network Appliance, Inc. *                                   500               15
QLogic Corp. *                                              276                5
Qualcomm, Inc.                                            2,400               85
SanDisk Corp. *                                             285               13
Sanmina -- SCI Corp. *                                      800                3
Solectron Corp. *                                         1,000                3
Sun Microsystems, Inc. *                                  5,000               22
Symbol Technologies, Inc.                                   322                4
Tektronix, Inc.                                             200                5
Tellabs, Inc. *                                             600                6
Xerox Corp. *                                             1,200               17
                                                                     -----------
                                                                           1,128
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Alltel Corp.                                                500               28
AT&T Corp.                                                5,945              178
BellSouth Corp.                                           2,750              108
CenturyTel, Inc.                                            250               10
Citizens Communications Co.                                 410                5
Embarq Corp. *                                              222               10
Qwest Communications International, Inc. *                2,524               20
Sprint Nextel Corp.                                       4,454               88
Verizon Communications, Inc.                              4,188              142
Windstream Corp.                                            517                6
                                                                     -----------
                                                                             595
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          600               42
CSX Corp.                                                   300               18
Delta Air Lines, Inc. *                                     200               --
FedEx Corp.                                                 460               48
Norfolk Southern Corp.                                      600               26
Ryder System, Inc.                                          100                5
Southwest Airlines Co.                                    1,218               22
Union Pacific Corp.                                         400               34
United Parcel Service, Inc., Class B                      1,712              118
                                                                     -----------
                                                                             313

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                    170                7
Ameren Corp.                                                300               16
American Electric Power Co., Inc.                           580               21
CenterPoint Energy, Inc.                                    474                7
CMS Energy Corp. *                                          200                3
Consolidated Edison, Inc.                                   300               14
Constellation Energy Group, Inc.                            200               12
Dominion Resources, Inc.                                    515               40
DTE Energy Co.                                              200                9
Duke Energy Corp.                                         1,876               57
Dynegy, Inc., Class A *                                     500                3
Edison International                                        500               21
Entergy Corp.                                               350               27
Exelon Corp.                                              1,024               59
FirstEnergy Corp.                                           533               30
FPL Group, Inc.                                             600               26
KeySpan Corp.                                               200                8
Nicor, Inc.                                                 100                4
NiSource, Inc.                                              376                9
Peoples Energy Corp.                                        100                4
PG&E Corp.                                                  600               25
Pinnacle West Capital Corp.                                 100                4
PPL Corp.                                                   600               20
Progress Energy, Inc.                                       354               15
Public Service Enterprise Group, Inc.                       400               27
Sempra Energy                                               297               14
TECO Energy, Inc.                                           200                3
The AES Corp. *                                             800               16
The Southern Co.                                          1,100               37
TXU Corp.                                                   800               51
Xcel Energy, Inc.                                           510               10
                                                                     -----------
                                                                             599

OTHER INVESTMENT COMPANIES 93.4% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)            171,198            1,734
Schwab International Index Fund, Select Shares
   (a)                                                1,572,127           31,238
Schwab S&P 500 Index Fund, Select Shares (a)          2,090,078           41,593
Schwab Small-Cap Index Fund, Select Shares (a)        1,243,446           29,557
Schwab Total Bond Market Fund (a)                    17,035,063          164,729
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                        11,258,811           11,259
                                                                     -----------
                                                                         280,110

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

Wachovia Bank, Grand Cayman
  Time Deposit
  4.71%, 08/01/06                                         1,864            1,864

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $264,743, and the unrealized appreciation and depreciation were $40,381 and ($5,200), respectively, with net unrealized appreciation of $35,181.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.6%  OTHER INVESTMENT COMPANIES                      410,665         488,744
  0.4%  SHORT-TERM INVESTMENT                             1,942           1,942
   --%  U.S. TREASURY OBLIGATION                            199             199
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               412,806         490,885
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (162)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                490,723

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
OTHER INVESTMENT COMPANIES 99.6% OF NET ASSETS

EQUITY FUNDS 99.6%
--------------------------------------------------------------------------------
Schwab Institutional Select S&P 500 Fund (a)(b)      21,488,091          217,674
Schwab International Index Fund, Select Shares
   (a)                                                7,554,885          150,116
Schwab Small-Cap Index Fund, Select Shares (a)        5,088,513          120,954
                                                                     -----------
                                                                         488,744

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS
Wachovia Bank, Grand Cayman
 Time Deposit
 4.71%, 08/01/06                                          1,942            1,942

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
U.S. Treasury Bill
 0.01%, 09/14/06                                            200              199

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $426,406 and the unrealized appreciation and depreciation were $64,479 and ($0), respectively, with net unrealized appreciation of $64,479.

In addition to the above, the fund held the following at 07/31/2006. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/15/06                                35         2,243              52

(a) Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 Index Fund(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                  5,791,982       7,574,230
  0.2%  SHORT-TERM INVESTMENT                            16,006          16,006
   --%  U.S. TREASURY OBLIGATION                          2,162           2,162
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             5,810,150       7,592,398
  1.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              140,175         140,175
(1.7)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (129,698)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    7,602,875

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                    1,237,777            8,256
General Motors Corp. (a)                                364,825           11,758
Harley-Davidson, Inc. (a)                               175,045            9,978
Johnson Controls, Inc.                                  124,684            9,571
The Goodyear Tire & Rubber Co. (a)*                     119,496            1,314
                                                                     -----------
                                                                          40,877
BANKS 5.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                         220,977            6,333
BB&T Corp.                                              355,416           14,924
Comerica, Inc.                                          113,108            6,622
Commerce Bancorp, Inc. (a)                               44,000            1,495
Compass Bancshares, Inc.                                 83,451            4,919
Countrywide Financial Corp.                             394,215           14,125
Fannie Mae                                              632,331           30,295
Fifth Third Bancorp                                     360,225           13,739
First Horizon National Corp.                             73,806            3,092
Freddie Mac                                             450,664           26,075
Golden West Financial Corp.                             164,479           12,116
Huntington Bancshares, Inc.                             153,126            3,729
KeyCorp                                                 268,955            9,924
M&T Bank Corp. (a)                                       52,755            6,432
Marshall & Ilsley Corp.                                 144,183            6,772
MGIC Investment Corp.                                    50,120            2,852
National City Corp.                                     358,923           12,921
North Fork Bancorp, Inc.                                294,378            8,340
PNC Financial Services Group, Inc.                      196,711           13,935
Regions Financial Corp.                                 308,124           11,182
Sovereign Bancorp, Inc.                                 233,282            4,815
SunTrust Banks, Inc.                                    238,936           18,845
Synovus Financial Corp.                                 202,697            5,728
U.S. Bancorp                                          1,177,832           37,691
Wachovia Corp.                                        1,060,095           56,853
Washington Mutual, Inc.                                 631,299           28,219
Wells Fargo & Co.                                     1,101,288           79,667
Zions Bancorp                                            64,162            5,270
                                                                     -----------
                                                                         446,910
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
3M Co.                                                  501,761           35,324
American Power Conversion Corp.                          96,248            1,625
American Standard Cos., Inc.                            117,117            4,524
Caterpillar, Inc.                                       442,487           31,359
Cooper Industries Ltd., Class A                          66,011            5,688
Cummins, Inc. (a)                                        30,977            3,624
Danaher Corp.                                           155,019           10,107
Deere & Co.                                             155,184           11,262
Dover Corp.                                             140,023            6,601
Eaton Corp.                                              99,495            6,378
Emerson Electric Co.                                    282,119           22,265
Fluor Corp.                                              52,999            4,655
General Dynamics Corp.                                  276,872           18,556
General Electric Co. (b)                              6,815,967          222,814
Goodrich Corp.                                           82,118            3,315
Honeywell International, Inc.                           547,820           21,201
Illinois Tool Works, Inc.                               282,770           12,931
Ingersoll-Rand Co., Class A                             210,710            7,543
ITT Industries, Inc.                                    124,260            6,281
L-3 Communications Holdings, Inc.                        74,495            5,487
Lockheed Martin Corp.                                   245,052           19,526
Masco Corp.                                             260,981            6,976
Navistar International Corp. *                           32,355              723
Northrop Grumman Corp.                                  225,821           14,947
PACCAR, Inc.                                            105,898            8,551
Pall Corp.                                               72,422            1,889
Parker Hannifin Corp.                                    85,404            6,170
Raytheon Co.                                            308,039           13,883
Rockwell Automation, Inc.                               114,341            7,087
Rockwell Collins, Inc.                                  118,324            6,315
Textron, Inc.                                            91,113            8,192
The Boeing Co.                                          534,390           41,372
Tyco International Ltd.                               1,329,515           34,687
United Technologies Corp.                               664,234           41,309
W.W. Grainger, Inc.                                      43,299            2,688
                                                                     -----------
                                                                         655,855
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                         104,886            1,066
Avery Dennison Corp.                                     69,457            4,072
Cendant Corp.                                           631,715            9,482
Cintas Corp.                                             82,791            2,923
Equifax, Inc.                                            84,420            2,725
Monster Worldwide, Inc. *                                85,426            3,417
Pitney Bowes, Inc.                                      139,254            5,754
R.R. Donnelley & Sons Co.                               133,447            3,895

SCHWAB S&P 500 INDEX FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Robert Half International, Inc.                         114,273            3,698
Waste Management, Inc.                                  381,065           13,101
                                                                     -----------
                                                                          50,133

CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                          56,303            1,665
Centex Corp.                                             73,429            3,474
Coach, Inc. *                                           254,516            7,307
D.R. Horton, Inc.                                       166,456            3,567
Eastman Kodak Co. (a)                                   172,361            3,835
Fortune Brands, Inc.                                     93,149            6,755
Harman International Industries, Inc.                    40,600            3,256
Hasbro, Inc.                                            113,895            2,130
Jones Apparel Group, Inc.                                75,784            2,243
KB Home                                                  46,275            1,968
Leggett & Platt, Inc.                                   121,203            2,766
Lennar Corp., Class A                                    80,382            3,595
Liz Claiborne, Inc.                                      63,619            2,249
Mattel, Inc.                                            246,667            4,450
Newell Rubbermaid, Inc.                                 198,018            5,220
Nike, Inc., Class B                                     124,671            9,849
Pulte Homes, Inc.                                       132,986            3,790
Snap-On, Inc. (a)                                        36,954            1,552
The Black & Decker Corp.                                 51,250            3,614
The Stanley Works (a)                                    37,174            1,687
VF Corp.                                                 58,207            3,948
Whirlpool Corp.                                          51,991            4,013
                                                                     -----------
                                                                          82,933
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                         88,210            4,174
Carnival Corp.                                          280,407           10,925
Darden Restaurants, Inc.                                 79,330            2,681
H&R Block, Inc.                                         204,694            4,657
Harrah's Entertainment, Inc.                            116,404            6,997
Hilton Hotels Corp.                                     207,414            4,963
International Game Technology                           222,769            8,612
Marriott International, Inc., Class A                   201,734            7,097
McDonald's Corp.                                        816,001           28,878
Starbucks Corp. *                                       493,410           16,904
Starwood Hotels & Resorts Worldwide, Inc.               143,773            7,560
Wendy's International, Inc.                              66,758            4,016
YUM! Brands, Inc.                                       180,033            8,102
                                                                     -----------
                                                                         115,566
DIVERSIFIED FINANCIALS 10.2%
--------------------------------------------------------------------------------
American Express Co.                                    821,634           42,774
Ameriprise Financial, Inc.                              168,361            7,509
Bank of America Corp.                                 3,010,932          155,153
Capital One Financial Corp.                             199,089           15,400
CIT Group, Inc.                                         126,238            5,796
Citigroup, Inc.                                       3,255,943          157,295
E*TRADE Financial Corp. *                               264,098            6,156
Federated Investors, Inc., Class B                       46,211            1,433
Franklin Resources, Inc.                                105,536            9,651
Janus Capital Group, Inc.                               142,651            2,310
JPMorgan Chase & Co.                                  2,305,016          105,155
Legg Mason, Inc.                                         81,700            6,819
Lehman Brothers Holdings, Inc.                          351,806           22,850
Mellon Financial Corp.                                  287,041           10,046
Merrill Lynch & Co., Inc.                               613,390           44,667
Moody's Corp.                                           161,491            8,863
Morgan Stanley                                          703,848           46,806
Northern Trust Corp.                                    131,834            7,528
SLM Corp.                                               272,462           13,705
State Street Corp.                                      226,428           13,599
T. Rowe Price Group, Inc.                               173,426            7,164
The Bank of New York Co., Inc.                          508,730           17,098
The Bear Stearns Cos., Inc.                              78,723           11,168
The Charles Schwab Corp. (c)                            660,696           10,492
The Goldman Sachs Group, Inc.                           281,867           43,055
                                                                     -----------
                                                                         772,492
ENERGY 10.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                298,432           13,650
Apache Corp.                                            211,349           14,894
Baker Hughes, Inc.                                      222,441           17,784
BJ Services Co.                                         201,875            7,322
Chesapeake Energy Corp. (a)                             222,700            7,327
ChevronTexaco Corp.                                   1,456,619           95,816
ConocoPhillips                                        1,080,704           74,180
CONSOL Energy, Inc.                                      60,500            2,490
Devon Energy Corp.                                      282,773           18,278
El Paso Corp.                                           412,734            6,604
EOG Resources, Inc.                                     157,307           11,664
Exxon Mobil Corp. (b)                                 3,980,531          269,641
Halliburton Co.                                         674,956           22,517
Hess Corp. (a)                                          142,902            7,560
Kerr-McGee Corp.                                        143,794           10,094
Kinder Morgan, Inc.                                      63,146            6,441
Marathon Oil Corp.                                      236,761           21,460
Murphy Oil Corp.                                         98,027            5,045
Nabors Industries Ltd. *                                198,396            7,007
National-Oilwell Varco, Inc. *                          111,805            7,495
Noble Corp.                                              88,591            6,356
Occidental Petroleum Corp.                              276,172           29,758
Rowan Cos., Inc.                                         64,341            2,179
Schlumberger Ltd.                                       775,359           51,833
Sunoco, Inc.                                             77,411            5,383
Transocean, Inc. *                                      208,788           16,125
Valero Energy Corp.                                     398,985           26,904
Weatherford International Ltd. *                        192,131            8,999
Williams Cos., Inc.                                     369,702            8,965
XTO Energy, Inc.                                        234,987           11,042
                                                                     -----------
                                                                         794,813
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                  308,071           16,254
CVS Corp.                                               536,061           17,540
Safeway, Inc.                                           290,835            8,167
Supervalu, Inc.                                         126,724            3,435
Sysco Corp.                                             401,895           11,092
The Kroger Co.                                          481,646           11,044
Wal-Mart Stores, Inc.                                 1,636,793           72,837
Walgreen Co.                                            662,499           30,992
Whole Foods Market, Inc.                                 90,000            5,176
                                                                     -----------
                                                                         176,537

SCHWAB S&P 500 INDEX FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 5.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                    1,367,589          109,366
Anheuser-Busch Cos., Inc.                               515,808           24,836
Archer-Daniels-Midland Co.                              448,169           19,719
Brown-Forman Corp., Class B                              54,949            4,036
Campbell Soup Co.                                       122,713            4,501
Coca-Cola Enterprises, Inc.                             201,467            4,323
ConAgra Foods, Inc.                                     331,155            7,120
Constellation Brands, Inc., Class A *                   121,205            2,965
Dean Foods Co. *                                         76,000            2,852
General Mills, Inc.                                     233,863           12,137
H.J. Heinz Co.                                          216,951            9,105
Kellogg Co.                                             161,285            7,769
McCormick & Co., Inc.                                    88,073            3,088
Molson Coors Brewing Co., Class B                        29,275            2,092
PepsiCo, Inc.                                         1,081,758           68,562
Reynolds American, Inc.                                  56,789            7,200
Sara Lee Corp.                                          504,730            8,530
The Coca-Cola Co.                                     1,346,847           59,935
The Hershey Co.                                         109,392            6,013
The Pepsi Bottling Group, Inc.                          102,711            3,415
Tyson Foods, Inc., Class A                              138,602            1,961
UST, Inc.                                               106,796            5,399
Wm. Wrigley Jr. Co.                                     131,938            6,051
Wm. Wrigley Jr. Co., Class B                             28,896            1,321
                                                                     -----------
                                                                         382,296
HEALTH CARE EQUIPMENT & SERVICES 4.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                             393,272           12,384
AmerisourceBergen Corp.                                 148,482            6,385
Bausch & Lomb, Inc.                                      31,704            1,500
Baxter International, Inc.                              430,311           18,073
Becton Dickinson & Co.                                  170,994           11,272
Biomet, Inc.                                            147,924            4,873
Boston Scientific Corp. *                               772,750           13,145
C.R. Bard, Inc.                                          69,112            4,905
Cardinal Health, Inc.                                   278,280           18,645
Caremark Rx, Inc.                                       310,459           16,392
CIGNA Corp.                                              79,870            7,288
Coventry Health Care, Inc. *                            108,247            5,705
Express Scripts, Inc. *                                  97,227            7,489
HCA, Inc.                                               262,330           12,896
Health Management Associates, Inc., Class A             136,902            2,783
Hospira, Inc. *                                         103,468            4,521
Humana, Inc. *                                          108,589            6,073
IMS Health, Inc.                                        157,783            4,330
Laboratory Corp. of America Holdings *                   87,744            5,652
Manor Care, Inc.                                         45,374            2,271
McKesson Corp.                                          218,166           10,993
Medco Health Solutions, Inc. *                          195,438           11,595
Medtronic, Inc.                                         787,096           39,764
Patterson Cos., Inc. *                                   77,344            2,572
Quest Diagnostics, Inc.                                 109,842            6,604
St. Jude Medical, Inc. *                                232,659            8,585
Stryker Corp.                                           187,442            8,531
Tenet Healthcare Corp. *                                254,877            1,509
UnitedHealth Group, Inc.                                899,508           43,023
WellPoint, Inc. *                                       421,799           31,424
Zimmer Holdings, Inc. *                                 163,269           10,325
                                                                     -----------
                                                                         341,507
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                              45,240            2,205
Avon Products, Inc.                                     298,020            8,640
Clorox Co.                                               99,012            5,935
Colgate-Palmolive Co.                                   337,557           20,024
Kimberly-Clark Corp.                                    300,911           18,371
Procter & Gamble Co. (b)                              2,151,270          120,901
The Estee Lauder Cos., Inc., Class A                     20,000              746
                                                                     -----------
                                                                         176,822
INSURANCE 4.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                209,995           10,821
AFLAC, Inc.                                             330,768           14,600
Ambac Financial Group, Inc.                              70,084            5,825
American International Group, Inc.                    1,703,232          103,335
AON Corp.                                               226,315            7,747
Cincinnati Financial Corp.                              115,586            5,451
Genworth Financial, Inc., Class A                       261,438            8,967
Lincoln National Corp.                                  184,170           10,439
Loews Corp.                                             289,287           10,721
Marsh & McLennan Cos., Inc.                             345,584            9,341
MBIA, Inc.                                               83,124            4,889
MetLife, Inc.                                           517,011           26,885
Principal Financial Group, Inc.                         193,512           10,450
Prudential Financial, Inc.                              335,381           26,374
SAFECO Corp.                                             90,932            4,885
The Allstate Corp.                                      434,582           24,693
The Chubb Corp.                                         279,460           14,090
The Hartford Financial Services Group, Inc.             209,117           17,741
The Progressive Corp.                                   514,228           12,439
The St. Paul Travelers Cos., Inc.                       475,052           21,757
Torchmark Corp.                                          74,561            4,509
UnumProvident Corp.                                     196,938            3,196
XL Capital Ltd., Class A                                110,199            7,020
                                                                     -----------
                                                                         366,175
MATERIALS 2.9%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                          142,154            9,088
Alcoa, Inc.                                             567,437           16,995
Allegheny Technologies, Inc.                             54,355            3,473
Ashland, Inc.                                            42,227            2,808
Ball Corp.                                               60,522            2,318
Bemis Co.                                                60,050            1,843
E.I. du Pont de Nemours & Co.                           599,378           23,771
Eastman Chemical Co.                                     46,991            2,332
Ecolab, Inc.                                            115,995            4,996
Freeport-McMoran Copper & Gold, Inc., Class B           122,172            6,666
Hercules, Inc. *                                         77,522            1,078

SCHWAB S&P 500 INDEX FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
International Flavors & Fragrances, Inc.                 52,367            1,938
International Paper Co.                                 337,103           11,573
Louisiana-Pacific Corp.                                  61,194            1,224
MeadWestvaco Corp.                                      121,477            3,173
Monsanto Co.                                            355,276           15,273
Newmont Mining Corp.                                    290,012           14,857
Nucor Corp.                                             214,604           11,410
Pactiv Corp. *                                          106,495            2,610
Phelps Dodge Corp.                                      131,977           11,527
PPG Industries, Inc.                                    115,861            7,130
Praxair, Inc.                                           209,380           11,482
Rohm & Haas Co.                                         104,742            4,831
Sealed Air Corp.                                         54,055            2,554
Sigma-Aldrich Corp.                                      39,413            2,739
Temple-Inland, Inc.                                      80,959            3,444
The Dow Chemical Co.                                    630,493           21,802
United States Steel Corp.                                71,248            4,494
Vulcan Materials Co.                                     61,904            4,146
Weyerhaeuser Co.                                        160,433            9,411
                                                                     -----------
                                                                         220,986
MEDIA 3.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                      542,511           14,881
Clear Channel Communications, Inc.                      318,500            9,221
Comcast Corp., Class A *                              1,412,032           48,546
Dow Jones & Co., Inc.                                    28,392              995
Gannett Co., Inc.                                       152,939            7,971
Meredith Corp.                                           17,454              824
News Corp., Class A                                   1,584,411           30,484
Omnicom Group, Inc.                                     118,591           10,496
The E.W. Scripps Co., Class A                            39,225            1,676
The Interpublic Group of Cos., Inc. (a)*                260,619            2,134
The McGraw-Hill Cos., Inc.                              247,211           13,918
The New York Times Co., Class A (a)                      82,087            1,820
The Walt Disney Co.                                   1,457,076           43,261
Time Warner, Inc.                                     2,833,729           46,757
Tribune Co. (a)                                         143,826            4,273
Univision Communications, Inc., Class A *               134,435            4,490
Viacom, Inc., Class B *                                 469,503           16,362
                                                                     -----------
                                                                         258,109
PHARMACEUTICALS & BIOTECHNOLOGY 8.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                   1,009,975           48,246
Allergan, Inc.                                          101,861           10,986
Amgen, Inc. *                                           770,818           53,757
Applied Biosystems Group - Applera Corp.                137,942            4,435
Barr Pharmaceuticals, Inc. *                             66,437            3,306
Biogen Idec, Inc. *                                     228,461            9,623
Bristol-Myers Squibb Co.                              1,291,828           30,965
Eli Lilly & Co.                                         741,225           42,079
Fisher Scientific International, Inc. *                  77,676            5,757
Forest Laboratories, Inc. *                             209,623            9,708
Genzyme Corp. *                                         165,507           11,301
Gilead Sciences, Inc. *                                 312,372           19,205
Johnson & Johnson                                     1,958,795          122,523
King Pharmaceuticals, Inc. *                            172,292            2,932
MedImmune, Inc. *                                       153,659            3,900
Merck & Co., Inc.                                     1,449,727           58,380
Millipore Corp. (a)*                                     28,708            1,798
Mylan Laboratories, Inc.                                126,349            2,775
PerkinElmer, Inc.                                        71,880            1,296
Pfizer, Inc.                                          4,815,357          125,151
Schering-Plough Corp.                                   975,726           19,944
Thermo Electron Corp. *                                 100,447            3,717
Waters Corp. *                                           60,968            2,480
Watson Pharmaceuticals, Inc. *                           76,811            1,720
Wyeth                                                   881,082           42,706
                                                                     -----------
                                                                         638,690
REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A           57,401            2,760
Archstone-Smith Trust                                   134,930            7,080
Boston Properties, Inc.                                  55,200            5,421
Equity Office Properties Trust (a)                      237,008            8,985
Equity Residential (a)                                  186,292            8,664
Kimco Realty Corp.                                      135,000            5,297
Plum Creek Timber Co., Inc.                             113,050            3,851
ProLogis                                                155,206            8,591
Public Storage, Inc.                                     50,625            4,065
Simon Property Group, Inc.                              116,710            9,982
Vornado Realty Trust                                     73,127            7,645
                                                                     -----------
                                                                          72,341
RETAILING 3.4%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                      199,088            5,354
AutoNation, Inc. *                                       98,166            1,934
AutoZone, Inc. *                                         34,407            3,023
Bed, Bath & Beyond, Inc. *                              179,765            6,019
Best Buy Co., Inc.                                      262,141           11,885
Big Lots, Inc. *                                         47,209              763
Circuit City Stores, Inc.                                93,008            2,279
Dillard's, Inc., Class A                                 44,511            1,337
Dollar General Corp. (a)                                188,982            2,536
eBay, Inc. *                                            752,506           18,113
Family Dollar Stores, Inc.                               90,192            2,049
Federated Department Stores, Inc.                       359,290           12,615
Genuine Parts Co.                                       109,453            4,558
Home Depot, Inc.                                      1,354,213           47,005
J.C. Penney Co., Inc.                                   161,184           10,148
Kohl's Corp. *                                          226,051           12,801
Limited Brands, Inc.                                    226,687            5,703
Lowe's Cos., Inc. (a)                                 1,023,320           29,011
Nordstrom, Inc.                                         148,282            5,086
Office Depot, Inc. *                                    213,183            7,685
OfficeMax, Inc.                                          47,067            1,935
RadioShack Corp. (a)                                     79,867            1,291
Sears Holdings Corp. *                                   66,575            9,137
Staples, Inc.                                           483,797           10,460
Target Corp.                                            566,839           26,029
The Gap, Inc.                                           400,674            6,952
The Sherwin-Williams Co.                                 67,751            3,428
The TJX Cos., Inc.                                      292,939            7,139
Tiffany & Co.                                            87,308            2,758
                                                                     -----------
                                                                         259,033

SCHWAB S&P 500 INDEX FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                          326,871            6,338
Altera Corp. *                                          224,794            3,891
Analog Devices, Inc.                                    260,222            8,413
Applied Materials, Inc.                               1,083,349           17,052
Applied Micro Circuits Corp. *                           76,560              198
Broadcom Corp., Class A *                               302,301            7,252
Freescale Semiconductor, Inc., Class B *                287,273            8,193
Intel Corp.                                           3,807,766           68,540
KLA-Tencor Corp.                                        123,967            5,230
Linear Technology Corp.                                 194,138            6,280
LSI Logic Corp. *                                       273,938            2,246
Maxim Integrated Products, Inc.                         203,642            5,983
Micron Technology, Inc. (a)*                            479,913            7,482
National Semiconductor Corp.                            244,730            5,692
Novellus Systems, Inc. *                                 95,774            2,424
NVIDIA Corp. *                                          220,100            4,871
PMC - Sierra, Inc. *                                     96,604              494
Teradyne, Inc. *                                        131,483            1,728
Texas Instruments, Inc.                               1,057,740           31,500
Xilinx, Inc.                                            214,068            4,343
                                                                     -----------
                                                                         198,150
SOFTWARE & SERVICES 5.1%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                   366,422           10,447
Affiliated Computer Services, Inc., Class A *            63,172            3,217
Autodesk, Inc. *                                        163,146            5,565
Automatic Data Processing, Inc.                         373,360           16,338
BMC Software, Inc. *                                    160,701            3,764
CA, Inc.                                                292,295            6,126
Citrix Systems, Inc. *                                  120,545            3,830
Computer Sciences Corp. *                               131,753            6,903
Compuware Corp. *                                       182,117            1,273
Convergys Corp. *                                        92,806            1,771
Electronic Arts, Inc. *                                 196,319            9,249
Electronic Data Systems Corp.                           367,588            8,785
First Data Corp.                                        503,062           20,550
Fiserv, Inc. *                                          134,097            5,855
Google, Inc., Class A *                                 133,170           51,483
Intuit, Inc. *                                          258,376            7,976
Microsoft Corp. (b)                                   5,742,763          137,999
Novell, Inc. *                                          224,287            1,456
Oracle Corp. *                                        2,577,231           38,581
Parametric Technology Corp. *                            76,791            1,187
Paychex, Inc.                                           210,830            7,206
Sabre Holdings Corp., Class A (a)                        72,922            1,509
Symantec Corp. *                                        685,234           11,902
Unisys Corp. *                                          227,092            1,163
VeriSign, Inc. (a)*                                     162,300            2,910
Yahoo! Inc. (a)*                                        810,691           22,002
                                                                     -----------
                                                                         389,047
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                           59,641              729
Agilent Technologies, Inc. *                            284,767            8,099
Andrew Corp. *                                           52,242              442
Apple Computer, Inc. *                                  557,025           37,855
Avaya, Inc. *                                           276,855            2,564
Ciena Corp. *                                           335,767            1,219
Cisco Systems, Inc. *                                 4,049,598           72,285
Comverse Technology, Inc. *                             122,392            2,372
Corning, Inc. *                                       1,026,329           19,572
Dell, Inc. *                                          1,480,494           32,097
EMC Corp. *                                           1,548,426           15,717
Hewlett-Packard Co.                                   1,859,958           59,351
International Business Machines Corp.                 1,027,247           79,519
Jabil Circuit, Inc.                                     110,485            2,552
JDS Uniphase Corp. *                                  1,021,517            2,176
Juniper Networks, Inc. *                                310,000            4,170
Lexmark International, Inc., Class A *                   73,116            3,952
Lucent Technologies, Inc. *                           2,873,749            6,121
Molex, Inc.                                             109,048            3,459
Motorola, Inc.                                        1,623,100           36,942
NCR Corp. *                                             133,324            4,285
Network Appliance, Inc. *                               231,263            6,866
QLogic Corp. *                                          107,172            1,874
Qualcomm, Inc.                                        1,097,258           38,689
SanDisk Corp. *                                         100,000            4,666
Sanmina -- SCI Corp. *                                  352,702            1,220
Solectron Corp. *                                       595,336            1,798
Sun Microsystems, Inc. *                              2,221,752            9,665
Symbol Technologies, Inc.                               109,217            1,207
Tektronix, Inc.                                          55,351            1,509
Tellabs, Inc. *                                         310,857            2,922
Xerox Corp. *                                           618,296            8,712
                                                                     -----------
                                                                         474,606
TELECOMMUNICATION SERVICES 3.5%
--------------------------------------------------------------------------------
Alltel Corp.                                            257,606           14,212
AT&T Corp.                                            2,548,459           76,428
BellSouth Corp.                                       1,185,980           46,455
CenturyTel, Inc.                                         84,217            3,248
Citizens Communications Co.                             239,863            3,078
Embarq Corp. *                                           97,893            4,430
Qwest Communications International, Inc. *            1,100,723            8,795
Sprint Nextel Corp.                                   1,957,377           38,756
Verizon Communications, Inc.                          1,939,451           65,592
Windstream Corp.                                        266,345            3,337
                                                                     -----------
                                                                         264,331
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                      247,619           17,063
CSX Corp.                                               153,663            9,324
FedEx Corp.                                             204,249           21,387
Norfolk Southern Corp.                                  287,404           12,479
Ryder System, Inc.                                       35,093            1,769
Southwest Airlines Co.                                  470,201            8,459
Union Pacific Corp.                                     175,913           14,953
United Parcel Service, Inc., Class B                    720,890           49,677
                                                                     -----------
                                                                         135,111

SCHWAB S&P 500 INDEX FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
UTILITIES 3.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                107,325            4,406
Ameren Corp.                                            130,730            6,733
American Electric Power Co., Inc.                       256,335            9,259
CenterPoint Energy, Inc.                                174,137            2,393
CMS Energy Corp. *                                      117,771            1,650
Consolidated Edison, Inc.                               157,169            7,366
Constellation Energy Group, Inc.                        114,391            6,624
Dominion Resources, Inc. (a)                            223,658           17,553
DTE Energy Co.                                          110,514            4,677
Duke Energy Corp.                                       801,469           24,301
Dynegy, Inc., Class A *                                 244,620            1,377
Edison International                                    216,367            8,953
Entergy Corp.                                           134,873           10,399
Exelon Corp.                                            436,254           25,259
FirstEnergy Corp.                                       218,963           12,262
FPL Group, Inc.                                         260,750           11,249
KeySpan Corp.                                           110,330            4,443
Nicor, Inc. (a)                                          21,182              928
NiSource, Inc.                                          163,456            3,719
Peoples Energy Corp.                                     15,854              669
PG&E Corp.                                              222,156            9,259
Pinnacle West Capital Corp.                              51,945            2,234
PPL Corp. (a)                                           236,742            8,054
Progress Energy, Inc.                                   159,892            6,963
Public Service Enterprise Group, Inc.                   162,087           10,929
Sempra Energy                                           165,517            7,988
TECO Energy, Inc.                                       115,104            1,835
The AES Corp. (a)*                                      432,610            8,592
The Southern Co.                                        483,509           16,333
TXU Corp.                                               303,846           19,516
Xcel Energy, Inc.                                       248,854            4,987
                                                                     -----------
                                                                         260,910

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENT 0.2% OF NET ASSETS

JP Morgan, Grand Cayman
  Time Deposit
  4.71%, 08/01/06                                        16,006           16,006

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
  4.82%, 09/14/06                                           950              944
  4.85%, 09/14/06                                           275              273
  4.86%, 09/14/06                                           400              398
  4.95%, 09/14/06                                           550              547
                                                                     -----------
                                                                           2,162

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.8%
  OF NET ASSETS

Securities Lending Investment Fund, a series of
  the Brown Brothers Investment Trust               140,175,315          140,175

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/06 the tax basis cost of the fund's investments was $5,876,502 and the unrealized appreciation and depreciation were $2,381,612 and ($665,716), respectively, with a net unrealized appreciation of $1,715,896.

In addition to the above, the fund held the following at July 31, 2006. All numbers are x 1,000 except numbers of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE           GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini, Long, expires
09/15/06                                       350        22,432             220

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.7%  COMMON STOCK                                     802,461        883,399
  1.1%  OTHER INVESTMENT COMPANY                           9,493          9,493
   --%  U.S. TREASURY OBLIGATION                             273            273
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                812,227        893,165
  3.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                34,515         34,515
(3.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (32,436)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                895,244

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 98.7% OF NET ASSETS

BANKS 7.0%
--------------------------------------------------------------------------------
Comerica, Inc.                                           172,500          10,100
KeyCorp                                                  235,200           8,679
Radian Group, Inc.                                       427,500          26,304
UnionBanCal Corp.                                        290,600          17,956
                                                                     -----------
                                                                          63,039
CAPITAL GOODS 13.1%
--------------------------------------------------------------------------------
Emerson Electric Co. (a)                                  88,800           7,008
General Dynamics Corp.                                    58,400           3,914
Lockheed Martin Corp. (a)                                492,800          39,266
Northrop Grumman Corp.                                    36,400           2,409
Raytheon Co. (a)                                         542,500          24,451
The Boeing Co. (a)                                       513,800          39,779
                                                                     -----------
                                                                         116,827
COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
Equifax, Inc.                                             70,000           2,260

CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                  493,900          13,019
Nike, Inc., Class B                                       27,900           2,204
                                                                     -----------
                                                                          15,223
DIVERSIFIED FINANCIALS 7.8%
--------------------------------------------------------------------------------
American Express Co. (a)                                 552,000          28,737
AmeriCredit Corp. *                                       87,000           2,140
Franklin Resources, Inc.                                 227,600          20,814
JPMorgan Chase & Co.                                     315,000          14,370
Moody's Corp. (a)                                         44,800           2,459
Northern Trust Corp. (a)                                  17,500             999
                                                                     -----------
                                                                          69,519
ENERGY 5.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp. (a)                                    654,100          44,309
Pride International, Inc. *                              245,400           7,330
                                                                     -----------
                                                                          51,639
FOOD & STAPLES RETAILING 0.6%
--------------------------------------------------------------------------------
Supervalu, Inc.                                          210,000           5,693

FOOD, BEVERAGE & TOBACCO 6.1%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                               397,000          17,468
Campbell Soup Co.                                         75,000           2,751
General Mills, Inc.                                       34,500           1,790
Reynolds American, Inc. (b)                               70,000           8,875
The Coca-Cola Co. (a)                                    540,500          24,052
                                                                     -----------
                                                                          54,936
HEALTH CARE EQUIPMENT & SERVICES 7.5%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                          422,800          13,314
AmerisourceBergen Corp.                                  300,600          12,926
Becton Dickinson & Co.                                   122,300           8,062
CIGNA Corp.                                              108,200           9,873
McKesson Corp.                                           348,300          17,551
WellPoint, Inc. *                                         68,000           5,066
                                                                     -----------
                                                                          66,792
INSURANCE 11.5%
--------------------------------------------------------------------------------
American Financial Group, Inc.                            36,000           1,516
AON Corp. (a)                                             24,000             822
CNA Financial Corp. (b)*                                 138,500           4,702
Loews Corp.                                              266,700           9,884
Metlife, Inc. (a)                                        779,900          40,555
Nationwide Financial Services, Inc., Class A (a)          50,000           2,254
Principal Financial Group, Inc.                          460,600          24,872
Prudential Financial, Inc.                                75,500           5,937
The Chubb Corp.                                          151,800           7,654
W. R. Berkley Corp.                                      138,000           4,968
                                                                     -----------
                                                                         103,164
MATERIALS 4.5%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                   173,500           2,891
Monsanto Co.                                              34,400           1,479
Nucor Corp. (b)                                          200,000          10,634
Pactiv Corp. *                                           251,000           6,152
Rohm & Haas Co.                                          362,500          16,718
Temple-Inland, Inc.                                       60,700           2,582
                                                                     -----------
                                                                          40,456
MEDIA 0.3%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        27,000             740
Time Warner, Inc. (a)                                    125,500           2,071
                                                                     -----------
                                                                           2,811
PHARMACEUTICALS & BIOTECHNOLOGY 5.4%
--------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group (a)             525,000          16,879
Biogen Idec, Inc. *                                       40,000           1,685
King Pharmaceuticals, Inc. (a)*                          630,000          10,723
Merck & Co., Inc.                                        438,600          17,662

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Pfizer, Inc.                                              65,100           1,692
                                                                     -----------
                                                                          48,641
RETAILING 2.9%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                          165,000           5,422
J.C. Penney Co., Inc.                                    202,500          12,749
Office Depot, Inc. *                                     221,400           7,982
                                                                     -----------
                                                                          26,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  758,900          11,945
National Semiconductor Corp.                             182,500           4,245
Texas Instruments, Inc.                                  317,100           9,443
                                                                     -----------
                                                                          25,633
SOFTWARE & SERVICES 6.4%
--------------------------------------------------------------------------------
Autodesk, Inc. (a)*                                      169,000           5,765
BMC Software, Inc. (a)*                                  257,000           6,019
Ceridian Corp. *                                          25,500             612
CheckFree Corp. (a)*                                      16,000             712
Citrix Systems, Inc. (a)*                                 26,500             842
Computer Sciences Corp. (b)*                             330,900          17,336
Electronic Data Systems Corp. (a)                        264,200           6,314
Global Payments, Inc. (b)                                 88,000           3,744
Intuit, Inc. *                                           193,000           5,958
McAfee, Inc. *                                           150,500           3,243
Sybase, Inc. (a)*                                         62,200           1,309
Synopsys, Inc. (a)*                                      152,500           2,730
The Reynolds & Reynolds Co., Class A                      65,000           2,300
                                                                     -----------
                                                                          56,884
TECHNOLOGY HARDWARE & EQUIPMENT 9.3%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                 77,000           2,176
Hewlett-Packard Co. (a)                                  929,000          29,644
International Business Machines Corp. (a)                416,000          32,203
Motorola, Inc.                                           338,900           7,713
NCR Corp. *                                              126,000           4,050
Xerox Corp. (a)*                                         546,700           7,703
                                                                     -----------
                                                                          83,489
TELECOMMUNICATION SERVICES 0.9%
--------------------------------------------------------------------------------
AT&T Corp.                                               157,421           4,721
Citizens Communications Co.                              141,100           1,810
Verizon Communications, Inc.                              56,300           1,904
                                                                     -----------
                                                                           8,435
TRANSPORTATION 2.8%
--------------------------------------------------------------------------------
CSX Corp. (a)                                            407,500          24,727

UTILITIES 1.9%
--------------------------------------------------------------------------------
Edison International (a)                                 195,600           8,094
FirstEnergy Corp.                                        100,000           5,600
The AES Corp. *                                          170,400           3,384
                                                                     -----------
                                                                          17,078

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANY 1.1% OF NET ASSETS

SSgA Prime Money Market Fund                           9,493,349           9,493

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
   4.82%, 09/14/06                                           275             273

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
3.8% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                            34,514,711          34,515

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $812,273, and the unrealized appreciation and depreciation were $99,136 and ($18,244), respectively, with a net unrealized appreciation of $80,892.

In addition to the above, the fund held the following at 07/31/2006. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S & P Mini 500 Index
Future, Long expires
09/15/06                                        35         2,243              61

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                     956,892       1,105,919
  0.6%  SHORT-TERM INVESTMENT                              6,797           6,797
   --%  U.S. TREASURY OBLIGATION                             288             288
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                963,977       1,113,004
  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                   2,567
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,115,571

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 99.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Ford Motor Co.                                           300,000           2,001

BANKS 10.8%
--------------------------------------------------------------------------------
AmSouth Bancorp                                          165,000           4,729
Comerica, Inc.                                           266,700          15,615
First Horizon National Corp.                              35,000           1,467
Huntington Bancshares, Inc.                              114,000           2,776
KeyCorp                                                  392,500          14,483
National City Corp.                                      354,800          12,773
PNC Financial Services Group, Inc. (a)                   233,400          16,534
SunTrust Banks, Inc.                                     150,887          11,900
U.S. Bancorp (a)                                         449,300          14,378
UnionBanCal Corp.                                        114,000           7,044
Wachovia Corp.                                           255,700          13,713
Washington Mutual, Inc.                                  107,500           4,805
                                                                     -----------
                                                                         120,217
CAPITAL GOODS 12.9%
--------------------------------------------------------------------------------
3M Co.                                                   168,200          11,841
Cooper Industries Ltd., Class A                           35,000           3,016
Eaton Corp.                                               30,000           1,923
Emerson Electric Co.                                     194,300          15,334
Harsco Corp.                                              87,200           7,029
Lockheed Martin Corp.                                    324,000          25,816
Masco Corp.                                              150,000           4,010
Northrop Grumman Corp.                                   215,400          14,257
Raytheon Co.                                             487,100          21,954
Rockwell Automation, Inc. (a)                            156,600           9,706
Textron, Inc.                                            156,000          14,026
The Boeing Co. (a)                                       190,000          14,710
                                                                     -----------
                                                                         143,622
COMMERCIAL SERVICES & SUPPLIES 1.3%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                     100,000           5,863
Republic Services, Inc.                                   50,000           2,008
Waste Management, Inc.                                   200,000           6,876
                                                                     -----------
                                                                          14,747
CONSUMER DURABLES & APPAREL 2.2%
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                     75,000           1,712
Newell Rubbermaid, Inc.                                  812,600          21,420
Whirlpool Corp.                                           17,000           1,312
                                                                     -----------
                                                                          24,444
DIVERSIFIED FINANCIALS 7.0%
--------------------------------------------------------------------------------
Bank of America Corp. (a)                                295,400          15,222
Citigroup, Inc.                                          360,000          17,392
JPMorgan Chase & Co. (a)                                 430,584          19,643
Mellon Financial Corp.                                   453,900          15,886
The Bank of New York Co., Inc.                           300,000          10,083
                                                                     -----------
                                                                          78,226
ENERGY 6.1%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                       90,000           5,920
Devon Energy Corp.                                       103,100           6,665
Exxon Mobil Corp.                                        320,800          21,731
Kerr-McGee Corp.                                          86,000           6,037
Marathon Oil Corp.                                       176,400          15,989
Occidental Petroleum Corp.                                55,000           5,926
Schlumberger Ltd.                                         78,400           5,241
                                                                     -----------
                                                                          67,509
FOOD, BEVERAGE & TOBACCO 9.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       160,000          12,795
Anheuser-Busch Cos., Inc.                                 40,000           1,926
General Mills, Inc.                                      245,000          12,716
Kellogg Co. (a)                                          290,000          13,969
Loews Corp. - Carolina Group                             180,000          10,328
PepsiCo, Inc.                                            100,000           6,338
Reynolds American, Inc. (a)                              213,200          27,030
The Coca-Cola Co.                                        311,000          13,840
UST, Inc. (a)                                            200,500          10,135
                                                                     -----------
                                                                         109,077
HEALTH CARE EQUIPMENT & SERVICES 2.6%
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                   75,000           3,225
Baxter International, Inc.                                70,000           2,940
Becton Dickinson & Co.                                   179,000          11,800
Dentsply International, Inc.                             120,000           3,756
McKesson Corp.                                           145,000           7,306
                                                                     -----------
                                                                          29,027
HOUSEHOLD & PERSONAL PRODUCTS 1.7%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                    150,000           8,898
Procter & Gamble Co.                                     168,950           9,495
                                                                     -----------
                                                                          18,393
INSURANCE 9.3%
--------------------------------------------------------------------------------
AON Corp. (a)                                            496,250          16,987
Cincinnati Financial Corp.                                72,500           3,419
Fidelity National Financial, Inc.                        155,000           5,944
First American Corp.                                      32,500           1,203
Lincoln National Corp.                                   300,000          17,004

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Mercury General Corp.                                     41,000           2,262
Principal Financial Group, Inc.                          120,000           6,480
Safeco Corp.                                             161,400           8,671
The Allstate Corp.                                       193,200          10,978
The Chubb Corp.                                          276,000          13,916
The St. Paul Travelers Cos., Inc. (a)                    308,000          14,106
W. R. Berkley Corp.                                       82,500           2,970
                                                                     -----------
                                                                         103,940
MATERIALS 5.7%
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc., Class B            144,000           7,857
International Paper Co.                                  250,000           8,583
MeadWestvaco Corp.                                       254,000           6,634
Nucor Corp. *                                            100,000           5,317
PPG Industries, Inc.                                     145,500           8,954
Rohm & Haas Co.                                          259,000          11,945
Temple-Inland, Inc.                                      338,300          14,391
                                                                     -----------
                                                                          63,681
MEDIA 1.0%
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                   200,000          11,260

PHARMACEUTICALS & BIOTECHNOLOGY 5.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                      180,000           8,599
Johnson & Johnson                                        217,000          13,573
Merck & Co., Inc.                                        504,700          20,324
PerkinElmer, Inc.                                        270,500           4,877
Pfizer, Inc.                                             523,000          13,593
Schering-Plough Corp.                                     35,000             715
Wyeth                                                     95,000           4,605
                                                                     -----------
                                                                          66,286
RETAILING 0.5%
--------------------------------------------------------------------------------
Genuine Parts Co.                                        121,000           5,038

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                      28,700             928
Applied Materials, Inc.                                  365,000           5,745
Microchip Technology, Inc.                               135,000           4,355
National Semiconductor Corp.                             167,000           3,885
                                                                     -----------
                                                                          14,913
SOFTWARE & SERVICES 1.3%
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            458,000          10,946
The Reynolds & Reynolds Co., Class A                     115,000           4,070
                                                                     -----------
                                                                          15,016
TECHNOLOGY HARDWARE & EQUIPMENT 4.4%
--------------------------------------------------------------------------------
Harris Corp.                                             120,000           5,466
Hewlett-Packard Co.                                      490,000          15,636
International Business Machines Corp.                    180,000          13,934
Motorola, Inc.                                           615,000          13,997
                                                                     -----------
                                                                          49,033
TELECOMMUNICATION SERVICES 6.9%
--------------------------------------------------------------------------------
Alltel Corp. (a)                                         184,800          10,195
AT&T Corp.                                               655,037          19,645
BellSouth Corp.                                          451,600          17,689
Citizens Communications Co.                              930,000          11,932
Sprint Nextel Corp.                                      200,800           3,976
Verizon Communications, Inc.                             327,300          11,069
Windstream Corp.                                         191,069           2,394
                                                                     -----------
                                                                          76,900
UTILITIES 8.3%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                     265,000           9,588
American Electric Power Co., Inc.                        401,000          14,484
Edison International                                     391,000          16,180
Exelon Corp.                                             171,400           9,924
FirstEnergy Corp.                                        284,100          15,910
Pepco Holdings, Inc.                                     280,000           6,860
TECO Energy, Inc.                                        225,000           3,586
TXU Corp.                                                250,000          16,057
                                                                     -----------
                                                                          92,589

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT  0.6% OF NET ASSETS

Wachovia Bank, Grand Cayman Time Deposit
   4.71%, 08/01/06                                         6,797           6,797

U.S. TREASURY OBLIGATION  0.0% OF NET ASSETS

U.S. Treasury Bills
   4.82%, 09/14/06                                            75              74
   4.86%, 09/14/06                                           215             214
                                                                     -----------
                                                                             288

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $964,849, and the unrealized appreciation and depreciation were $162,279 and ($14,124), respectively, with a net unrealized appreciation of $148,155.

In addition to the above, the fund held the following at July 31, 2006. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT
S & P 500 Index, e-mini,
Long, expires 09/15/06                          80         5,127             131

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                     475,907        502,084
  0.3%  SHORT-TERM INVESTMENT                              1,603          1,603
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                477,510        503,687
  8.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                40,326         40,326
(8.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (40,201)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                503,812

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 2.2%
--------------------------------------------------------------------------------
ArvinMeritor, Inc. (a)                                   309,600           5,096
TRW Automotive Holdings Corp. *                          232,600           6,024
                                                                     -----------
                                                                          11,120
BANKS 3.1%
--------------------------------------------------------------------------------
Alabama National Bancorp                                   4,500             305
Bancfirst Corp.                                           13,200             629
BancorpSouth, Inc.                                        66,400           1,816
Bank of Hawaii Corp.                                     145,900           7,228
Federal Agricultural Mortgage Corp., Class C               8,500             228
Hancock Holding Co.                                       18,600             960
Whitney Holding Corp.                                    117,000           4,222
                                                                     -----------
                                                                          15,388
CAPITAL GOODS 13.4%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                         250,400          10,732
Acuity Brands, Inc.                                       37,100           1,623
Columbus McKinnon Corp. *                                191,400           3,604
Crane Co.                                                338,800          13,010
EMCOR Group, Inc. *                                      319,100          16,440
Teleflex, Inc.                                           119,800           6,839
Thomas & Betts Corp. *                                   197,000           9,324
Valmont Industries, Inc.                                 100,600           5,116
Vicor Corp.                                               70,400             806
                                                                     -----------
                                                                          67,494
COMMERCIAL SERVICES & SUPPLIES 4.6%
--------------------------------------------------------------------------------
Administaff, Inc.                                        101,350           3,204
CBIZ, Inc. (a)*                                          622,100           4,591
Consolidated Graphics, Inc. *                            112,250           5,522
Labor Ready, Inc. *                                      127,900           2,086
Spherion Corp. *                                         852,800           6,481
Steelcase Inc., Class A                                   45,100             663
The Standard Register Co.                                 66,700             820
                                                                     -----------
                                                                          23,367
CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
Kellwood Co. (a)                                         265,200           7,014
Kimball International, Inc., Class B                      82,700           1,470
                                                                     -----------
                                                                           8,484
CONSUMER SERVICES 3.1%
--------------------------------------------------------------------------------
IHOP Corp.                                               165,500           7,524
Interstate Hotels & Resorts, Inc. *                       61,700             613
Jack in the Box, Inc. *                                   48,000           1,893
Papa John's International, Inc. *                        165,500           5,319
                                                                     -----------
                                                                          15,349
DIVERSIFIED FINANCIALS 2.2%
--------------------------------------------------------------------------------
Investment Technology Group, Inc. (a)*                   219,600          11,059

ENERGY 5.3%
--------------------------------------------------------------------------------
Grey Wolf, Inc. *                                         27,600             211
Helmerich & Payne, Inc.                                   73,000           2,021
Parker Drilling Co. *                                    679,300           4,932
Todco *                                                   25,200             960
Veritas DGC, Inc. *                                      327,200          18,739
                                                                     -----------
                                                                          26,863
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Performance Food Group Co. *                              71,300           1,987

HEALTH CARE EQUIPMENT & SERVICES 11.1%
--------------------------------------------------------------------------------
AMERIGROUP Corp. *                                       187,000           5,441
Haemonetics Corp. *                                      232,100          10,182
Magellan Health Services, Inc. *                         345,200          16,594
MedCath Corp. *                                           77,200           1,623
Molina Healthcare, Inc. *                                 92,300           3,059
Sierra Health Services, Inc. (a)*                        401,500          17,337
The TriZetto Group, Inc. *                                39,440             535
Zoll Medical Corp. *                                      32,200           1,132
                                                                     -----------
                                                                          55,903
INSURANCE 8.3%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                      12,954           3,581
American Financial Group, Inc.                           132,200           5,567
American Physicians Capital, Inc. *                       37,600           1,742
AmerUs Group Co.                                           5,400             362
CNA Surety Corp. *                                        22,600             413
Delphi Financial Group, Inc., Class A                     54,525           2,077
FBL Financial Group, Inc., Class A                        25,800             817
Great American Financial Resources, Inc.                  17,700             360
Harleysville Group, Inc.                                  92,500           2,935
LandAmerica Financial Group, Inc.                         19,000           1,213
National Interstate Corp.                                  4,300             111

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Nationwide Financial Services, Inc., Class A              74,200           3,345
Ohio Casualty Corp.                                       21,000             544
Philadelphia Consolidated Holding Corp. *                 65,400           2,215
Protective Life Corp.                                     28,700           1,329
Safety Insurance Group, Inc.                             177,000           9,392
Selective Insurance Group, Inc.                           36,500           1,862
StanCorp Financial Group, Inc.                            21,800             939
State Auto Financial Corp.                                42,100           1,272
Zenith National Insurance Corp.                           43,750           1,749
                                                                     -----------
                                                                          41,825
MATERIALS 8.2%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                 119,500           1,544
FMC Corp.                                                 25,000           1,542
Greif, Inc., Class A                                     217,000          15,018
H.B. Fuller Co.                                          219,000           8,756
Hercules, Inc. *                                         252,300           3,507
Olin Corp.                                               135,800           2,177
Olympic Steel, Inc.                                       29,600           1,041
Schweitzer-Mauduit International, Inc.                    15,600             315
Silgan Holdings, Inc.                                    200,800           7,432
                                                                     -----------
                                                                          41,332
MEDIA 0.4%
--------------------------------------------------------------------------------
World Wrestling Entertainment, Inc.                      107,000           1,746

PHARMACEUTICALS & BIOTECHNOLOGY 2.3%
--------------------------------------------------------------------------------
Bruker BioSciences Corp. *                               132,300             772
Kendle International, Inc. *                              73,500           2,137
Parexel International Corp. *                            291,300           8,643
                                                                     -----------
                                                                          11,552
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                 1,500             175
Kilroy Realty Corp.                                        2,000             148
New Century Financial Corp. (a)                            3,000             131
Shurgard Storage Centers, Inc., Class A                    3,200             211
                                                                     -----------
                                                                             665
RETAILING 7.8%
--------------------------------------------------------------------------------
Blockbuster, Inc., Class A (a)*                          205,900             842
Dillard's, Inc., Class A                                 118,200           3,550
Payless Shoesource, Inc. *                               338,100           8,750
Shoe Carnival, Inc. *                                    113,800           2,502
The Cato Corp., Class A                                  128,350           3,121
The Gymboree Corp. *                                      65,200           2,185
The Men's Wearhouse, Inc.                                455,600          14,174
The Pantry, Inc. *                                        47,000           2,317
Wetseal, Inc., Class A *                                 421,800           1,953
                                                                     -----------
                                                                          39,394
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                     22,340             325
Asyst Technologies, Inc. *                               246,300           1,717
Cirrus Logic, Inc. *                                     205,100           1,430
Cymer, Inc. *                                             83,800           3,278
Fairchild Semiconductor International, Inc. *            202,200           3,308
LSI Logic Corp. *                                        201,400           1,651
Mattson Technology, Inc. *                               136,100           1,108
MKS Instruments, Inc. *                                  134,500           2,780
OmniVision Technologies, Inc. *                           46,500             884
ON Semiconductor Corp. *                                 303,100           1,907
Triquint Semiconductor, Inc. *                           443,400           2,093
Zoran Corp. *                                             19,900             319
                                                                     -----------
                                                                          20,800
SOFTWARE & SERVICES 7.6%
--------------------------------------------------------------------------------
Advent Software, Inc. *                                   51,900           1,620
Aspen Technology, Inc. *                                  53,800             651
Forrester Research, Inc. *                               172,700           4,611
Global Payments, Inc.                                    192,400           8,185
Hyperion Solutions Corp. *                                28,900             901
Lightbridge, Inc. *                                      323,100           3,732
Magma Design Automation, Inc. *                           13,000              94
SonicWALL, Inc. *                                        226,700           2,267
SPSS, Inc. *                                              47,000           1,270
Sybase, Inc. *                                             4,700              99
Sykes Enterprises, Inc. *                                519,200           8,473
Synopsys, Inc. *                                         185,500           3,321
Tyler Technologies, Inc. *                                32,300             388
VeriFone Holdings, Inc. (a)*                              99,800           2,819
                                                                     -----------
                                                                          38,431
TECHNOLOGY HARDWARE & EQUIPMENT 8.7%
--------------------------------------------------------------------------------
AVX Corp. (a)                                            150,100           2,273
Brocade Communications Systems, Inc. *                   484,300           3,032
Carrier Access Corp. *                                    66,900             515
Coherent, Inc. *                                         338,100          10,840
CommScope, Inc. (a)*                                      13,700             428
Emulex Corp. *                                            51,000             759
Imation Corp.                                            149,200           6,075
Littelfuse, Inc. *                                        90,200           3,047
Park Electrochemical Corp.                                52,800           1,300
Photon Dynamics, Inc. *                                   89,400             949
Planar Systems, Inc. *                                   249,500           2,635
Rofin-Sinar Technologies, Inc. *                          19,100           1,028
Staktek Holdings, Inc. (a)*                              475,700           2,930
Tech Data Corp. *                                        198,000           7,362
TTM Technologies, Inc. *                                  67,000             740
                                                                     -----------
                                                                          43,913
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
Covad Communications Group, Inc. (a)*                    231,900             371
CT Communications, Inc.                                   56,700           1,416
North Pittsburgh Systems, Inc.                            20,200             522
Talk America Holdings, Inc. (a)*                         119,500             709
                                                                     -----------
                                                                           3,018
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           111,700           2,457
Continental Airlines, Inc., Class B (a)*                 126,800           3,340
HUB Group, Inc., Class A *                                88,600           2,001

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Mesa Air Group, Inc. (a)*                                150,000           1,269
                                                                     -----------
                                                                           9,067
UTILITIES 2.7%
--------------------------------------------------------------------------------
Allete, Inc.                                             287,100          13,327

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.3% OF NET ASSETS

 Wachovia Bank, Grand Cayman Time Deposit
    4.71%, 08/01/06                                        1,603           1,603

END OF INVESTMENTS.

                                                       NUMBER OF
SECURITY                                                SHARES
COLLATERAL INVESTED FOR SECURITIES ON LOAN
8.0% OF NET ASSETS

Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust                                   40,326,085          40,326

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $477,682, and the unrealized appreciation and depreciation were $53,007 and ($27,002), respectively, with a net unrealized appreciation of $26,005.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  93.5%  COMMON STOCK                                   696,513         751,108
   3.7%  OTHER INVESTMENT COMPANIES                      29,649          29,649
--------------------------------------------------------------------------------
  97.2%  TOTAL INVESTMENTS                              726,162         780,757
(36.4)%  SHORT SALES                                   (320,793)       (292,531)
  39.2%  OTHER ASSETS AND LIABILITIES,
         NET                                                            314,795
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                803,021

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 93.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.5%
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. (a)*                       460,100          11,917

BANKS 2.5%
--------------------------------------------------------------------------------
BancorpSouth, Inc.                                        57,200           1,564
Bank of Hawaii Corp. (a)                                  22,600           1,120
Comerica, Inc.                                            10,500             615
KeyCorp (a)                                              381,500          14,077
Radian Group, Inc.                                        48,500           2,984
                                                                      ----------
                                                                          20,360
CAPITAL GOODS 7.4%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                      72,800           3,120
EMCOR Group, Inc. *                                       84,000           4,328
Emerson Electric Co.                                       3,100             245
Lockheed Martin Corp. (a)                                192,700          15,354
Raytheon Co. (a)*                                        446,600          20,128
Teleflex, Inc.                                            17,500             999
The Boeing Co. (a)                                        12,900             999
The Genlyte Group, Inc. *                                 17,000           1,182
Thomas & Betts Corp. (a)*                                281,300          13,314
                                                                     -----------
                                                                          59,669
COMMERCIAL SERVICES & SUPPLIES 1.1%
--------------------------------------------------------------------------------
Administaff, Inc. (a)                                      5,300             167
Consolidated Graphics, Inc. (a)*                          58,400           2,873
Waste Management, Inc.                                   165,900           5,704
                                                                     -----------
                                                                           8,744
CONSUMER DURABLES & APPAREL 3.2%
--------------------------------------------------------------------------------
Kellwood Co. (a)                                         124,500           3,293
Newell Rubbermaid, Inc. (a)                              862,400          22,733
                                                                     -----------
                                                                          26,026
CONSUMER SERVICES 3.2%
--------------------------------------------------------------------------------
IHOP Corp. (a)                                           119,100           5,414
International Game Technology (a)                        222,600           8,606
Jack in the Box, Inc. *                                   20,700             816
Papa John's International, Inc. (a)*                     326,200          10,484
                                                                     -----------
                                                                          25,320
DIVERSIFIED FINANCIALS 2.0%
--------------------------------------------------------------------------------
AmeriCredit Corp. (a)*                                    86,800           2,134
Ameriprise Financial, Inc. (a)                             1,120              50
Franklin Resources, Inc.                                   5,300             485
Investment Technology Group, Inc. (a)*                   142,900           7,196
JPMorgan Chase & Co.                                       3,500             160
Mellon Financial Corp.                                    70,200           2,457
Northern Trust Corp.                                      64,300           3,672
                                                                     -----------
                                                                          16,154
ENERGY 6.4%
--------------------------------------------------------------------------------
Cameron International Corp. *                              7,800             393
EOG Resources, Inc.                                       42,100           3,122
Exxon Mobil Corp. (a)                                    361,800          24,508
Grant Prideco, Inc. *                                     67,000           3,049
Pride International, Inc. (a)*                           156,400           4,672
Veritas DGC, Inc. *                                      267,800          15,337
                                                                     -----------
                                                                          51,081
FOOD, BEVERAGE & TOBACCO 5.5%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co. (a)                           631,600          27,790
Campbell Soup Co.                                         61,100           2,241
General Mills, Inc. (a)                                  167,200           8,678
The Coca-Cola Co. (a)                                    124,100           5,523
                                                                     -----------
                                                                          44,232
HEALTH CARE EQUIPMENT & SERVICES 10.7%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                           51,500           1,622
AMERIGROUP Corp. *                                        14,100             410
AmerisourceBergen Corp. (a)                              465,100          19,999
Becton Dickinson & Co. (a)                               294,700          19,427
CIGNA Corp.                                               19,900           1,816
IMS Health, Inc.                                          46,900           1,287
Magellan Health Services, Inc. *                         299,100          14,378
McKesson Corp. (a)                                       412,900          20,806
Sierra Health Services, Inc. (a)*                         50,000           2,159
WellPoint, Inc. *                                         52,445           3,907
                                                                     -----------
                                                                          85,811
INSURANCE 10.9%
--------------------------------------------------------------------------------
American Financial Group, Inc. (a)                        52,500           2,211
AON Corp. (a)                                            537,900          18,412
Genworth Financial, Inc., Class A                          6,100             209
Hanover Insurance Group, Inc.                              7,900             366
Harleysville Group, Inc.                                  15,200             482
Loews Corp. (a)                                          630,000          23,348
MetLife, Inc.                                             19,500           1,014
Nationwide Financial Services, Inc., Class A (a)         105,800           4,770
Philadelphia Consolidated Holding Corp. *                  5,100             173

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Principal Financial Group, Inc. (a)                      447,900          24,187
Protective Life Corp.                                      3,400             157
Prudential Financial, Inc. (a)                            33,000           2,595
Safeco Corp.                                               1,700              91
State Auto Financial Corp. (a)                            35,300           1,066
The Chubb Corp.                                           14,200             716
W. R. Berkley Corp. (a)                                  221,512           7,974
                                                                     -----------
                                                                          87,771
MATERIALS 7.5%
--------------------------------------------------------------------------------
Greif, Inc., Class A (a)                                 109,500           7,578
H.B. Fuller Co.                                           60,000           2,399
Martin Marietta Materials, Inc. (a)                       16,500           1,329
Nucor Corp. (a)*                                         285,200          15,164
Pactiv Corp. (a)*                                        324,000           7,941
Rohm & Haas Co. (a)                                      238,500          11,000
Silgan Holdings, Inc. (a)                                 50,300           1,862
Steel Dynamics, Inc. (a)                                 230,200          13,356
                                                                     -----------
                                                                          60,629
MEDIA 0.3%
--------------------------------------------------------------------------------
The Walt Disney Co.                                       29,300             870
Warner Music Group Corp.                                  78,200           1,904
                                                                     -----------
                                                                           2,774
PHARMACEUTICALS & BIOTECHNOLOGY 5.1%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (a)             767,500          24,675
King Pharmaceuticals, Inc. (a)*                          798,500          13,591
Merck & Co., Inc.                                         60,300           2,428
                                                                     -----------
                                                                          40,694
RETAILING 7.2%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc. (a)                      221,700           7,285
Blockbuster, Inc., Class A *                           1,819,200           7,440
J.C. Penney Co., Inc.                                     57,900           3,645
Office Depot, Inc. *                                     280,100          10,098
Payless Shoesource, Inc. (a)*                            804,400          20,818
Sears Holdings Corp. *                                    48,100           6,602
The Men's Wearhouse, Inc.                                 57,700           1,795
                                                                     -----------
                                                                          57,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
--------------------------------------------------------------------------------
Agere Systems, Inc. (a)*                                  16,570             241
LSI Logic Corp. (a)*                                     128,500           1,054
National Semiconductor Corp. (a)                         199,400           4,638
ON Semiconductor Corp. *                                  75,200             473
Texas Instruments, Inc. (a)                              256,900           7,650
                                                                     -----------
                                                                          14,056
SOFTWARE & SERVICES 6.9%
--------------------------------------------------------------------------------
BEA Systems, Inc. (a)*                                    24,000             282
BMC Software, Inc. (a)*                                   37,400             876
Cadence Design Systems, Inc. (a)*                        335,700           5,435
Ceridian Corp. (a)*                                      205,200           4,927
CheckFree Corp. *                                         19,800             881
Computer Sciences Corp. *                                  9,100             477
Electronic Data Systems Corp.                             19,400             464
Global Payments, Inc. (a)                                315,100          13,404
Intuit, Inc. *                                           181,200           5,594
McAfee, Inc. (a)*                                        322,600           6,952
Sybase, Inc. (a)*                                         31,500             663
Synopsys, Inc. (a)*                                      668,800          11,971
VeriFone Holdings, Inc. *                                114,100           3,223
                                                                     -----------
                                                                          55,149
TECHNOLOGY HARDWARE & EQUIPMENT 4.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)*                           33,100             941
AVX Corp. (a)                                             46,400             702
Brocade Communications Systems, Inc. (a)*                146,100             915
Coherent, Inc. *                                          43,600           1,398
Harris Corp. (a)                                          60,200           2,742
Hewlett-Packard Co. (a)                                  333,100          10,629
Imation Corp. (a)                                        111,000           4,520
Lexmark International, Inc., Class A *                   128,200           6,929
Motorola, Inc. (a)                                       320,200           7,288
NCR Corp. *                                               19,400             624
                                                                     -----------
                                                                          36,688
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
Citizens Communications Co.                               86,900           1,115
Qwest Communications International, Inc. (a)*            152,100           1,215
                                                                     -----------
                                                                           2,330
TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
Con-way, Inc.                                             23,200           1,148
Continental Airlines, Inc., Class B (a)*                 288,200           7,591
EGL, Inc. *                                               13,600             597
Norfolk Southern Corp.                                    18,400             799
US Airways Group, Inc. *                                  50,700           2,317
                                                                     -----------
                                                                          12,452
UTILITIES 3.9%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)*                               54,600           2,241
Alliant Energy Corp.                                      93,800           3,394
Dynegy, Inc., Class A (a)*                             1,470,400           8,278
FirstEnergy Corp. (a)                                    203,900          11,418
TXU Corp.                                                 97,100           6,237
                                                                     -----------
                                                                          31,568
OTHER INVESTMENT COMPANIES 3.7% OF NET ASSETS
--------------------------------------------------------------------------------
SSgA Prime Money Market Fund                          29,649,263          29,649

END OF INVESTMENTS.

At July 31, 2006 the tax basis cost of the fund's investments was $726,226 and the unrealized appreciation and depreciation were $72,123 and ($17,592), respectively, with a net unrealized appreciation of $54,531.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for short sales.

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SHORT SALES 36.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.               8,500             139

BANKS 0.1%
--------------------------------------------------------------------------------
UCBH Holdings, Inc.                                       62,600           1,044

CAPITAL GOODS 1.8%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                   87,000           2,227
Energy Conversion Devices, Inc. *                        288,300           9,701
Fastenal Co.                                              29,800           1,060
Hexcel Corp. *                                           101,500           1,459
                                                                     -----------
                                                                          14,447
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                      158,200           3,106

CONSUMER DURABLES & APPAREL 1.9%
--------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Class A *                   221,600           6,070
M.D.C. Holdings, Inc.                                     41,500           1,811
Pulte Homes, Inc.                                         83,600           2,382
Quiksilver, Inc. *                                       308,700           3,998
Standard Pacific Corp.                                    53,000           1,183
                                                                     -----------
                                                                          15,444
CONSUMER SERVICES 1.4%
--------------------------------------------------------------------------------
OSI Restaurant Partners, Inc.                            212,500           6,139
Red Robin Gourmet Burgers, Inc. *                         15,300             594
Wynn Resorts Ltd. *                                       67,700           4,334
                                                                     -----------
                                                                          11,067
ENERGY 3.1%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                          494,600           7,997
ATP Oil & Gas Corp. *                                     77,900           3,202
Delta Petroleum Corp. *                                  284,800           5,064
International Coal Group, Inc. *                         315,600           2,121
James River Coal Co. *                                    29,800             648
Quicksilver Resources, Inc. *                             66,200           2,341
Syntroleum Corp. *                                        91,400             467
Whiting Petroleum Corp. *                                 66,100           3,087
                                                                     -----------
                                                                          24,927
FOOD & STAPLES RETAILING 1.3%
--------------------------------------------------------------------------------
United Natural Foods, Inc. *                             348,022          10,489

FOOD, BEVERAGE & TOBACCO 1.1%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                         72,200           5,159
Sanderson Farms, Inc.                                     15,900             412
Wm. Wrigley Jr. Co.                                       72,400           3,320
                                                                     -----------
                                                                           8,891
HEALTH CARE EQUIPMENT & SERVICES 3.4%
--------------------------------------------------------------------------------
Brookdale Senior Living, Inc.                             18,200             846
Centene Corp. *                                          112,900           1,835
Conor Medsystems, Inc. *                                 469,400          13,003
St. Jude Medical, Inc. *                                  28,600           1,055
The Cooper Cos., Inc.                                    238,400          10,537
                                                                     -----------
                                                                          27,276
HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                                51,900           2,052

INSURANCE 0.5%
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co.              135,700           1,478
National Financial Partners Corp.                         47,700           2,148
                                                                     -----------
                                                                           3,626
MATERIALS 2.1%
--------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. *                            1,142,700           5,462
The Mosaic Co. *                                         752,200          11,802
                                                                     -----------
                                                                          17,264
MEDIA 0.4%
--------------------------------------------------------------------------------
Viacom, Inc., Class B *                                   62,700           2,185
XM Satellite Radio Holdings, Inc., Class A *              59,600             692
                                                                     -----------
                                                                           2,877
PHARMACEUTICALS & BIOTECHNOLOGY 4.1%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                   127,800           5,715
Amylin Pharmaceuticals, Inc. *                           213,200          10,404
MannKind Corp. *                                           3,900              71
Momenta Pharmaceuticals, Inc. *                            4,400              76
Par Pharmaceutical Cos, Inc. *                           270,700           4,126
The Medicines Co. *                                      613,400          12,851
                                                                     -----------
                                                                          33,243
REAL ESTATE 0.4%
--------------------------------------------------------------------------------
The St. Joe Co.                                           66,200           2,972

RETAILING 5.2%
--------------------------------------------------------------------------------
Cabela's, Inc., Class A *                                  5,800             108
Chico's FAS, Inc. *                                        4,500             102
GameStop Corp., Class A *                                286,300          11,913
GSI Commerce, Inc. *                                     464,600           5,965
Nutri/System, Inc. *                                      75,000           3,969
Pacific Sunwear of California, Inc. *                    384,100           6,407
Pier 1 Imports, Inc.                                     197,700           1,344
Tuesday Morning Corp.                                      7,800             113
Urban Outfitters, Inc. *                                 634,000           9,250
Zumiez, Inc. *                                            97,500           2,918
                                                                     -----------
                                                                          42,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Tessera Technologies, Inc. *                              38,400           1,209

SOFTWARE & SERVICES 2.8%
--------------------------------------------------------------------------------
Fidelity National Information Services, Inc.              53,300           1,905
Jack Henry & Associates, Inc.                            226,200           4,268

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Take-Two Interactive Software, Inc. *                    674,100           7,220
Wright Express Corp. *                                    90,700           2,716
Yahoo! Inc. *                                            249,000           6,758
                                                                     -----------
                                                                          22,867
TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
--------------------------------------------------------------------------------
Dell, Inc. *                                             174,800           3,790
Multi-Fineline Electronix, Inc. *                         84,900           2,111
Powerwave Technologies, Inc. *                           422,600           3,355
                                                                     -----------
                                                                           9,256
TRANSPORTATION 1.0%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                  33,200             416
Werner Enterprises, Inc.                                 433,600           7,805
                                                                     -----------
                                                                           8,221
UTILITIES 3.7%
--------------------------------------------------------------------------------
Consolidated Edison, Inc.                                237,200          11,118
Equitable Resources, Inc.                                325,700          11,729
Reliant Energy, Inc. *                                   280,000           3,522
WPS Resources Corp.                                       70,900           3,656
                                                                     -----------
                                                                          30,025

END OF SHORT SALE POSITIONS.

* Non-income producing security.

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT S&P 500 FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                   1,595,587      1,694,401
  0.1%  SHORT-TERM INVESTMENT                              1,562          1,562
  0.2%  U.S. TREASURY OBLIGATIONS                          3,653          3,653
   --%  WARRANTS                                              --              2
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                              1,600,802      1,699,618
  5.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                86,260         86,260
(4.5)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (77,372)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,708,506

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                       285,545           1,905
General Motors Corp. (a)                                  80,471           2,594
Harley-Davidson, Inc. (a)                                 39,991           2,279
Johnson Controls, Inc.                                    27,415           2,104
The Goodyear Tire & Rubber Co. (a)*                       26,245             289
                                                                     -----------
                                                                           9,171
BANKS 5.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                           50,695           1,453
BB&T Corp.                                                78,340           3,289
Comerica, Inc.                                            25,399           1,487
Commerce Bancorp, Inc. (a)                                26,863             912
Compass Bancshares, Inc.                                  17,781           1,048
Countrywide Financial Corp.                               84,236           3,018
Fannie Mae                                               140,637           6,738
Fifth Third Bancorp                                       77,141           2,942
First Horizon National Corp.                              16,421             688
Freddie Mac                                               99,849           5,777
Golden West Financial Corp.                               37,344           2,751
Huntington Bancshares, Inc.                               33,164             808
KeyCorp                                                   61,773           2,279
M&T Bank Corp. (a)                                        12,817           1,563
Marshall & Ilsley Corp.                                   29,583           1,389
MGIC Investment Corp.                                     13,171             750
National City Corp.                                       81,013           2,916
North Fork Bancorp, Inc.                                  67,676           1,917
PNC Financial Services Group, Inc.                        44,147           3,127
Regions Financial Corp. (a)                               66,132           2,400
Sovereign Bancorp, Inc.                                   52,842           1,091
SunTrust Banks, Inc.                                      52,629           4,151
Synovus Financial Corp.                                   45,244           1,279
U.S. Bancorp                                             263,051           8,418
Wachovia Corp.                                           237,034          12,712
Washington Mutual, Inc.                                  141,437           6,322
Wells Fargo & Co.                                        244,437          17,683
Zions Bancorp                                             15,115           1,242
                                                                     -----------
                                                                         100,150
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
3M Co.                                                   110,329           7,767
American Power Conversion Corp.                           23,985             405
American Standard Cos., Inc.                              25,964           1,003
Caterpillar, Inc.                                         98,035           6,948
Cooper Industries Ltd., Class A                           14,576           1,256
Cummins, Inc. (a)                                          6,774             793
Danaher Corp.                                             36,977           2,411
Deere & Co.                                               33,994           2,467
Dover Corp.                                               31,892           1,503
Eaton Corp.                                               23,146           1,484
Emerson Electric Co.                                      61,224           4,832
Fluor Corp.                                               12,694           1,115
General Dynamics Corp.                                    58,420           3,915
General Electric Co. (b)                               1,519,015          49,657
Goodrich Corp.                                            18,038             728
Honeywell International, Inc.                            121,640           4,707
Illinois Tool Works, Inc.                                 62,898           2,876
Ingersoll-Rand Co., Class A                               48,587           1,739
ITT Industries, Inc.                                      26,875           1,359
L-3 Communications Holdings, Inc.                         17,257           1,271
Lockheed Martin Corp.                                     54,516           4,344
Masco Corp.                                               60,718           1,623
Navistar International Corp. *                             8,454             189
Northrop Grumman Corp.                                    52,176           3,454
PACCAR, Inc.                                              24,030           1,940
Pall Corp.                                                16,734             436
Parker Hannifin Corp.                                     18,731           1,353
Raytheon Co.                                              67,321           3,034
Rockwell Automation, Inc.                                 25,902           1,605
Rockwell Collins, Inc.                                    25,512           1,362
Textron, Inc.                                             20,400           1,834
The Boeing Co.                                           118,734           9,192
Tyco International Ltd.                                  292,744           7,638
United Technologies Corp.                                147,820           9,193
W.W. Grainger, Inc. (a)                                   10,822             672
                                                                     -----------
                                                                         146,105
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                           26,240             266
Avery Dennison Corp.                                      15,999             938
Cendant Corp.                                            146,687           2,202
Cintas Corp.                                              17,979             635
Equifax, Inc.                                             21,749             702
Monster Worldwide, Inc. *                                 18,536             741
Pitney Bowes, Inc.                                        31,872           1,317

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
R.R. Donnelley & Sons Co.                                 33,166             968
Robert Half International, Inc. (a)                       24,927             807
Waste Management, Inc.                                    83,276           2,863
                                                                     -----------
                                                                          11,439
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                           12,937             383
Centex Corp.                                              17,749             840
Coach, Inc. *                                             55,919           1,606
D.R. Horton, Inc.                                         37,607             806
Eastman Kodak Co. (a)                                     41,887             932
Fortune Brands, Inc.                                      19,959           1,447
Harman International Industries, Inc.                     10,514             843
Hasbro, Inc.                                              26,042             487
Jones Apparel Group, Inc.                                 15,500             459
KB Home                                                   10,185             433
Leggett & Platt, Inc.                                     30,678             700
Lennar Corp., Class A                                     18,940             847
Liz Claiborne, Inc.                                       14,462             511
Mattel, Inc.                                              55,710           1,005
Newell Rubbermaid, Inc.                                   44,074           1,162
Nike, Inc., Class B                                       29,294           2,314
Pulte Homes, Inc.                                         30,000             855
Snap-On, Inc. (a)                                          7,522             316
The Black & Decker Corp.                                  11,301             797
The Stanley Works (a)                                     10,536             478
VF Corp.                                                  12,899             875
Whirlpool Corp.                                           10,745             829
                                                                     -----------
                                                                          18,925
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                          20,093             951
Carnival Corp.                                            60,561           2,359
Darden Restaurants, Inc.                                  18,850             637
H&R Block, Inc.                                           45,900           1,044
Harrah's Entertainment, Inc.                              25,344           1,523
Hilton Hotels Corp.                                       48,171           1,153
International Game Technology                             51,982           2,010
Marriott International, Inc., Class A                     47,434           1,669
McDonald's Corp.                                         183,259           6,486
Starbucks Corp. *                                        107,831           3,694
Starwood Hotels & Resorts Worldwide, Inc.                 29,990           1,577
Wendy's International, Inc.                               15,691             944
YUM! Brands, Inc.                                         40,286           1,813
                                                                     -----------
                                                                          25,860
DIVERSIFIED FINANCIALS 10.1%
--------------------------------------------------------------------------------
American Express Co.                                     182,421           9,497
Ameriprise Financial, Inc.                                35,725           1,593
Bank of America Corp. (b)                                676,876          34,879
Capital One Financial Corp.                               45,128           3,491
CIT Group, Inc.                                           28,884           1,326
Citigroup, Inc. (b)                                      732,251          35,375
E*TRADE Financial Corp. *                                 64,819           1,511
Federated Investors, Inc., Class B                        12,033             373
Franklin Resources, Inc.                                  23,775           2,174
Goldman Sachs Group, Inc.                                 63,694           9,729
Janus Capital Group, Inc.                                 33,280             539
JPMorgan Chase & Co.                                     510,649          23,296
Legg Mason, Inc.                                          18,096           1,511
Lehman Brothers Holdings, Inc.                            78,837           5,120
Mellon Financial Corp. (a)                                63,265           2,214
Merrill Lynch & Co., Inc.                                135,241           9,848
Moody's Corp.                                             37,401           2,053
Morgan Stanley                                           158,241          10,523
Northern Trust Corp.                                      27,641           1,578
SLM Corp.                                                 61,333           3,085
State Street Corp.                                        50,241           3,018
T. Rowe Price Group, Inc.                                 38,978           1,610
The Bank of New York Co., Inc. (b)                       112,727           3,789
The Bear Stearns Cos., Inc.                               18,121           2,571
The Charles Schwab Corp. (c)                             150,923           2,397
                                                                     -----------
                                                                         173,100
ENERGY 10.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  70,068           3,205
Apache Corp.                                              46,209           3,256
Baker Hughes, Inc.                                        48,671           3,891
BJ Services Co.                                           47,073           1,707
Chesapeake Energy Corp. (a)                               54,845           1,804
ChevronTexaco Corp.                                      322,887          21,240
ConocoPhillips                                           239,861          16,464
CONSOL Energy, Inc.                                       13,956             575
Devon Energy Corp.                                        66,684           4,311
El Paso Corp.                                             92,494           1,480
EOG Resources, Inc.                                       33,850           2,510
Exxon Mobil Corp. (b)                                    894,322          60,581
Halliburton Co.                                          148,996           4,971
Hess Corp. (a)                                            35,158           1,860
Kerr-McGee Corp.                                          33,871           2,378
Kinder Morgan, Inc.                                       13,563           1,383
Marathon Oil Corp.                                        53,467           4,846
Murphy Oil Corp.                                          22,854           1,176
Nabors Industries Ltd. (a)*                               45,228           1,598
National-Oilwell Varco, Inc. *                            23,993           1,609
Noble Corp.                                               18,886           1,355
Occidental Petroleum Corp.                                62,479           6,732
Rowan Cos., Inc.                                          15,775             534
Schlumberger Ltd. (a)                                    172,688          11,544
Sunoco, Inc.                                              19,458           1,353
Transocean, Inc. *                                        45,928           3,547
Valero Energy Corp.                                       90,837           6,125
Weatherford International Ltd. *                          47,909           2,244
Williams Cos., Inc.                                       81,635           1,980
XTO Energy, Inc.                                          50,142           2,356
                                                                     -----------
                                                                         178,615
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    68,617           3,620
CVS Corp.                                                114,808           3,756
Safeway, Inc.                                             63,824           1,792
Supervalu, Inc.                                           29,458             799
Sysco Corp.                                               87,440           2,413
The Kroger Co.                                           107,439           2,464
Wal-Mart Stores, Inc. (b)                                362,176          16,117
Walgreen Co.                                             143,366           6,707

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Whole Foods Market, Inc.                                  18,669           1,074
                                                                     -----------
                                                                          38,742
FOOD, BEVERAGE & TOBACCO 5.0%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                   303,076          24,237
Anheuser-Busch Cos., Inc.                                113,402           5,460
Archer-Daniels-Midland Co.                                98,083           4,316
Brown-Forman Corp., Class B                               12,055             885
Campbell Soup Co.                                         29,756           1,091
Coca-Cola Enterprises, Inc.                               45,834             984
ConAgra Foods, Inc.                                       74,369           1,599
Constellation Brands, Inc., Class A (a)*                  25,750             630
Dean Foods Co. *                                          16,219             609
General Mills, Inc.                                       52,901           2,746
H.J. Heinz Co.                                            48,960           2,055
Kellogg Co.                                               36,691           1,767
McCormick & Co., Inc.                                     18,061             633
Molson Coors Brewing Co., Class B                          7,676             548
PepsiCo, Inc.                                            242,095          15,344
Reynolds American, Inc.                                   13,434           1,703
Sara Lee Corp.                                           116,493           1,969
The Coca-Cola Co.                                        304,314          13,542
The Hershey Co.                                           26,157           1,438
The Pepsi Bottling Group, Inc.                            24,101             801
Tyson Foods, Inc., Class A                                36,040             510
UST, Inc.                                                 22,614           1,143
Wm. Wrigley Jr. Co.                                       25,601           1,174
Wm. Wrigley Jr. Co., Class B                               5,708             261
                                                                     -----------
                                                                          85,445
HEALTH CARE EQUIPMENT & SERVICES 4.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                               85,387           2,689
AmerisourceBergen Corp.                                   32,672           1,405
Bausch & Lomb, Inc.                                        7,711             365
Baxter International, Inc.                                97,414           4,091
Becton Dickinson & Co.                                    37,479           2,471
Biomet, Inc.                                              34,764           1,145
Boston Scientific Corp. *                                177,455           3,019
C.R. Bard, Inc.                                           15,407           1,093
Cardinal Health, Inc.                                     62,981           4,220
Caremark Rx, Inc.                                         65,389           3,453
CIGNA Corp.                                               19,131           1,746
Coventry Health Care, Inc. *                              23,431           1,235
Express Scripts, Inc. *                                   22,540           1,736
HCA, Inc.                                                 59,618           2,931
Health Management Associates, Inc., Class A               32,440             659
Hospira, Inc. *                                           23,861           1,042
Humana, Inc. *                                            24,048           1,345
IMS Health, Inc. (a)                                      32,924             903
Laboratory Corp. of America Holdings *                    19,153           1,234
Manor Care, Inc.                                          11,555             578
McKesson Corp.                                            46,582           2,347
Medco Health Solutions, Inc. *                            46,211           2,742
Medtronic, Inc.                                          173,232           8,752
Patterson Cos., Inc. *                                    16,290             542
Quest Diagnostics, Inc.                                   23,774           1,429
St. Jude Medical, Inc. *                                  54,301           2,004
Stryker Corp. (a)                                         40,627           1,849
Tenet Healthcare Corp. *                                  68,592             406
UnitedHealth Group, Inc.                                 196,590           9,403
WellPoint, Inc. *                                         96,111           7,160
Zimmer Holdings, Inc. *                                   34,790           2,200
                                                                     -----------
                                                                          76,194
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                9,591             467
Avon Products, Inc.                                       65,054           1,886
Clorox Co. (a)                                            21,264           1,275
Colgate-Palmolive Co.                                     75,266           4,465
Kimberly-Clark Corp.                                      67,378           4,113
Procter & Gamble Co.                                     483,053          27,148
The Estee Lauder Cos., Inc., Class A                      17,320             646
                                                                     -----------
                                                                          40,000
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                  46,826           2,413
AFLAC, Inc. (a)(b)                                        74,098           3,271
Ambac Financial Group, Inc.                               15,390           1,279
American International Group, Inc.                       378,554          22,967
AON Corp.                                                 49,402           1,691
Cincinnati Financial Corp.                                25,386           1,197
Genworth Financial, Inc., Class A                         57,847           1,984
Lincoln National Corp.                                    41,596           2,358
Loews Corp.                                               63,913           2,369
Marsh & McLennan Cos., Inc. (a)                           74,289           2,008
MBIA, Inc.                                                18,774           1,104
MetLife, Inc. (b)                                        112,575           5,854
Principal Financial Group, Inc. (a)                       42,783           2,310
Prudential Financial, Inc.                                74,711           5,875
SAFECO Corp.                                              19,971           1,073
The Allstate Corp. (b)                                    94,198           5,352
The Chubb Corp.                                           60,503           3,051
The Hartford Financial Services Group, Inc.               45,341           3,847
The Progressive Corp.                                    114,723           2,775
The St. Paul Travelers Cos., Inc.                        101,494           4,648
Torchmark Corp.                                           14,882             900
UnumProvident Corp.                                       43,558             707
XL Capital Ltd., Class A (a)                              24,825           1,581
                                                                     -----------
                                                                          80,614
MATERIALS 2.9%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            32,477           2,076
Alcoa, Inc.                                              120,938           3,622
Allegheny Technologies, Inc.                              11,921             762
Ashland, Inc.                                              9,193             611
Ball Corp.                                                14,712             564
Bemis Co. (b)                                             13,897             427
E.I. du Pont de Nemours & Co.                            131,159           5,202
Eastman Chemical Co.                                      11,931             592
Ecolab, Inc.                                              26,332           1,134
Freeport-McMoran Copper & Gold, Inc., Class B             28,454           1,552

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Hercules, Inc. *                                          23,013             320
International Flavors & Fragrances, Inc.                  11,582             429
International Paper Co.                                   71,841           2,466
Louisiana-Pacific Corp.                                   16,244             325
MeadWestvaco Corp.                                        26,243             686
Monsanto Co.                                              81,670           3,511
Newmont Mining Corp. (a)                                  62,009           3,177
Nucor Corp.                                               48,131           2,559
Pactiv Corp. *                                            25,140             616
Phelps Dodge Corp.                                        29,745           2,598
PPG Industries, Inc.                                      25,663           1,579
Praxair, Inc.                                             46,726           2,562
Rohm & Haas Co.                                           25,168           1,161
Sealed Air Corp.                                          13,621             643
Sigma-Aldrich Corp.                                        9,259             644
Temple-Inland, Inc.                                       18,380             782
The Dow Chemical Co.                                     137,946           4,770
United States Steel Corp.                                 17,709           1,117
Vulcan Materials Co.                                      15,128           1,013
Weyerhaeuser Co.                                          35,495           2,082
                                                                     -----------
                                                                          49,582
MEDIA 3.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       114,427           3,139
Clear Channel Communications, Inc.                        71,482           2,069
Comcast Corp., Class A (b)*                              312,379          10,740
Dow Jones & Co., Inc. (a)                                  7,906             277
Gannett Co., Inc.                                         34,227           1,784
Meredith Corp.                                             6,121             289
News Corp., Class A                                      349,873           6,731
Omnicom Group, Inc.                                       26,078           2,308
The E.W. Scripps Co., Class A                              9,310             398
The Interpublic Group of Cos., Inc. (a)*                  56,134             460
The McGraw-Hill Cos., Inc.                                55,381           3,118
The New York Times Co., Class A (a)                       19,509             432
The Walt Disney Co.                                      320,999           9,530
Time Warner, Inc. (a)                                    657,004          10,841
Tribune Co. (a)                                           36,780           1,093
Univision Communications, Inc., Class A *                 31,996           1,069
Viacom, Inc., Class B *                                  112,608           3,924
                                                                     -----------
                                                                          58,202
PHARMACEUTICALS & BIOTECHNOLOGY 8.3%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                  224,314          10,715
Allergan, Inc. (a)                                        22,169           2,391
Amgen, Inc. (b)*                                         168,910          11,780
Applied Biosystems Group - Applera Corp.                  30,511             981
Barr Pharmaceuticals, Inc. *                              15,625             777
Biogen Idec, Inc. *                                       52,438           2,209
Bristol-Myers Squibb Co.                                 286,348           6,864
Eli Lilly & Co.                                          165,139           9,375
Fisher Scientific International, Inc. *                   16,762           1,242
Forest Laboratories, Inc. *                               47,626           2,205
Genzyme Corp. *                                           38,196           2,608
Gilead Sciences, Inc. *                                   67,459           4,147
Johnson & Johnson                                        433,934          27,143
King Pharmaceuticals, Inc. *                              41,053             699
MedImmune, Inc. *                                         33,881             860
Merck & Co., Inc.                                        321,867          12,962
Millipore Corp. (a)*                                       7,613             477
Mylan Laboratories, Inc.                                  33,223             730
PerkinElmer, Inc.                                         19,153             345
Pfizer, Inc. (b)                                       1,072,887          27,884
Schering-Plough Corp.                                    217,715           4,450
Thermo Electron Corp. (a)*                                21,769             806
Waters Corp. *                                            15,490             630
Watson Pharmaceuticals, Inc. *                            14,701             329
Wyeth                                                    195,909           9,496
                                                                     -----------
                                                                         142,105
REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A            13,268             638
Archstone-Smith Trust                                     30,530           1,602
Boston Properties, Inc.                                   13,173           1,294
Equity Office Properties Trust (a)                        57,746           2,189
Equity Residential                                        41,908           1,949
Kimco Realty Corp. (a)                                    29,490           1,157
Plum Creek Timber Co., Inc.                               25,718             876
ProLogis                                                  34,501           1,910
Public Storage, Inc.                                      11,573             929
Simon Property Group, Inc.                                26,329           2,252
Vornado Realty Trust                                      16,899           1,767
                                                                     -----------
                                                                          16,563
RETAILING 3.4%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                     41,238           1,109
AutoNation, Inc. (a)*                                     26,053             513
AutoZone, Inc. *                                           7,174             630
Bed, Bath & Beyond, Inc. *                                40,997           1,373
Best Buy Co., Inc.                                        59,278           2,688
Big Lots, Inc. *                                          14,678             237
Circuit City Stores, Inc.                                 26,520             650
Dillard's, Inc., Class A                                  12,978             390
Dollar General Corp. (a)                                  40,323             541
eBay, Inc. *                                             168,245           4,050
Family Dollar Stores, Inc.                                21,434             487
Federated Department Stores, Inc.                         79,454           2,790
Genuine Parts Co.                                         25,344           1,055
Home Depot, Inc.                                         306,822          10,650
J.C. Penney Co., Inc.                                     33,956           2,138
Kohl's Corp. *                                            50,297           2,848
Limited Brands, Inc.                                      48,679           1,225
Lowe's Cos., Inc. (a)                                    226,977           6,435
Nordstrom, Inc.                                           34,814           1,194
Office Depot, Inc. *                                      46,892           1,690
OfficeMax, Inc.                                            8,597             353
RadioShack Corp. (a)                                      18,145             293
Sears Holdings Corp. *                                    14,053           1,929
Staples, Inc.                                            104,363           2,256
Target Corp.                                             128,120           5,883
The Gap, Inc. (a)                                         83,728           1,453

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Sherwin-Williams Co.                                  16,044             812
The TJX Cos., Inc.                                        64,987           1,584
Tiffany & Co.                                             19,292             609
                                                                     -----------
                                                                          57,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            70,299           1,363
Altera Corp. *                                            54,126             937
Analog Devices, Inc.                                      56,010           1,811
Applied Materials, Inc.                                  236,962           3,730
Applied Micro Circuits Corp. *                            66,132             171
Broadcom Corp., Class A *                                 66,646           1,599
Freescale Semiconductor, Inc., Class B *                  63,456           1,810
Intel Corp. (b)                                          852,272          15,341
KLA-Tencor Corp.                                          29,096           1,228
Linear Technology Corp.                                   45,550           1,473
LSI Logic Corp. *                                         66,272             543
Maxim Integrated Products, Inc.                           45,404           1,334
Micron Technology, Inc. (a)*                              97,814           1,525
National Semiconductor Corp.                              52,696           1,226
Novellus Systems, Inc. *                                  23,514             595
NVIDIA Corp. *                                            51,256           1,134
PMC - Sierra, Inc. *                                      27,435             140
Teradyne, Inc. *                                          36,008             473
Texas Instruments, Inc.                                  236,614           7,046
Xilinx, Inc.                                              48,539             985
                                                                     -----------
                                                                          44,464
SOFTWARE & SERVICES 5.1%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     87,469           2,494
Affiliated Computer Services, Inc., Class A *             17,193             876
Autodesk, Inc. *                                          34,771           1,186
Automatic Data Processing, Inc.                           83,734           3,664
BMC Software, Inc. *                                      35,614             834
CA, Inc.                                                  66,680           1,397
Citrix Systems, Inc. *                                    26,052             828
Computer Sciences Corp. *                                 28,936           1,516
Compuware Corp. *                                         56,640             396
Convergys Corp. *                                         20,395             389
Electronic Arts, Inc. *                                   44,320           2,088
Electronic Data Systems Corp.                             78,837           1,884
First Data Corp.                                         108,987           4,452
Fiserv, Inc. *                                            29,147           1,272
Google, Inc., Class A (a)*                                29,563          11,429
Intuit, Inc. *                                            55,095           1,701
Microsoft Corp. (b)                                    1,298,001          31,191
Novell, Inc. *                                            56,183             365
Oracle Corp. *                                           561,703           8,409
Parametric Technology Corp. *                             16,733             259
Paychex, Inc.                                             48,681           1,664
Sabre Holdings Corp., Class A (a)                         16,922             350
Symantec Corp. *                                         161,170           2,799
Unisys Corp. *                                            43,741             224
VeriSign, Inc. (a)*                                       29,796             534
Yahoo! Inc. (a)*                                         180,064           4,887
                                                                     -----------
                                                                          87,088
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            15,488             189
Agilent Technologies, Inc. *                              66,430           1,889
Andrew Corp. *                                            32,019             271
Apple Computer, Inc. *                                   124,459           8,458
Avaya, Inc. *                                             62,245             576
Ciena Corp. *                                             90,496             329
Cisco Systems, Inc. (b)*                                 905,055          16,155
Comverse Technology, Inc. *                               28,694             556
Corning, Inc. *                                          225,538           4,301
Dell, Inc. (b)*                                          338,433           7,337
EMC Corp. *                                              349,075           3,543
Hewlett-Packard Co.                                      416,585          13,293
International Business Machines Corp.                    230,627          17,853
Jabil Circuit, Inc.                                       24,847             574
JDS Uniphase Corp. *                                     245,020             522
Juniper Networks, Inc. *                                  69,571             936
Lexmark International, Inc., Class A *                    17,578             950
Lucent Technologies, Inc. *                              653,204           1,391
Molex, Inc.                                               23,651             750
Motorola, Inc.                                           368,651           8,391
NCR Corp. *                                               28,958             931
Network Appliance, Inc. *                                 54,567           1,620
QLogic Corp. *                                            28,793             504
Qualcomm, Inc.                                           241,679           8,522
SanDisk Corp. *                                           22,367           1,044
Sanmina -- SCI Corp. *                                    77,776             269
Solectron Corp. *                                        139,690             422
Sun Microsystems, Inc. *                                 506,028           2,201
Symbol Technologies, Inc.                                 31,559             349
Tektronix, Inc.                                           11,124             303
Tellabs, Inc. *                                           72,231             679
Xerox Corp. *                                            143,794           2,026
                                                                     -----------
                                                                         107,134
TELECOMMUNICATION SERVICES 3.4%
--------------------------------------------------------------------------------
Alltel Corp.                                              58,124           3,207
AT&T Corp.                                               566,116          16,978
BellSouth Corp.                                          262,323          10,275
CenturyTel, Inc.                                          21,421             826
Citizens Communications Co.                               55,525             712
Embarq Corp. *                                            21,686             981
Qwest Communications International, Inc. *               241,567           1,930
Sprint Nextel Corp.                                      433,717           8,588
Verizon Communications, Inc.                             426,786          14,434
Windstream Corp.                                          60,549             759
                                                                     -----------
                                                                          58,690
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        54,129           3,730
CSX Corp.                                                 33,615           2,040
FedEx Corp.                                               45,176           4,730
Norfolk Southern Corp.                                    60,135           2,611
Ryder System, Inc.                                         8,291             418

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Southwest Airlines Co.                                    99,561           1,791
Union Pacific Corp. (a)                                   38,472           3,270
United Parcel Service, Inc., Class B                     159,557          10,995
                                                                     -----------
                                                                          29,585
UTILITIES 3.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                  26,791           1,100
Ameren Corp.                                              29,680           1,529
American Electric Power Co., Inc.                         57,540           2,078
CenterPoint Energy, Inc.                                  41,736             573
CMS Energy Corp. *                                        31,942             448
Consolidated Edison, Inc.                                 34,742           1,628
Constellation Energy Group, Inc.                          25,358           1,468
Dominion Resources, Inc. (a)                              47,978           3,765
DTE Energy Co.                                            24,319           1,029
Duke Energy Corp.                                        179,720           5,449
Dynegy, Inc., Class A *                                   42,911             242
Edison International                                      50,039           2,071
Entergy Corp.                                             29,766           2,295
Exelon Corp.                                              96,944           5,613
FirstEnergy Corp.                                         48,627           2,723
FPL Group, Inc.                                           57,160           2,466
KeySpan Corp.                                             24,572             990
Nicor, Inc. (a)                                            6,827             299
NiSource, Inc.                                            38,129             867
Peoples Energy Corp.                                       4,911             207
PG&E Corp.                                                50,477           2,104
Pinnacle West Capital Corp.                               14,246             613
PPL Corp. (a)                                             55,571           1,891
Progress Energy, Inc.                                     34,607           1,507
Public Service Enterprise Group, Inc.                     36,351           2,451
Sempra Energy                                             37,769           1,823
TECO Energy, Inc.                                         30,123             480
The AES Corp. (a)*                                        95,178           1,890
The Southern Co.                                         103,188           3,486
TXU Corp.                                                 70,983           4,559
Xcel Energy, Inc.                                         55,843           1,119
                                                                     -----------
                                                                          58,763

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

JP Morgan, Grand Cayman
   Time Deposit
   4.71%, 08/01/06                                         1,562           1,562

U.S. TREASURY OBLIGATIONS 0.2% OF NET ASSETS

U.S. Treasury Bills
   4.82%, 09/14/06                                         1,000             994
   4.89%, 09/14/06                                           275             273
   4.90%, 09/14/06                                           625             621
   4.94%, 09/14/06                                           750             746
   4.95%, 09/14/06                                           925             920
   4.95%, 09/14/06                                           100              99
                                                                     -----------
                                                                           3,653

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
WARRANTS 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc.  *
   expires 12/10/07                                       11,390               2

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN
5.0% OF NET ASSETS

Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust                                   86,260,214          86,260

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $1,612,413, and the unrealized appreciation and depreciation were $179,084 and ($91,879), respectively, with a net unrealized appreciation of $87,205.

In addition to the above, the fund held the following at 07/31/2006. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini,
Long, expires 09/15/06                         192        12,305             106

*   Non-income producing security.

(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK                                  1,324,926       1,434,107
   --%  U.S. TREASURY
        OBLIGATION                                          119             119
  0.9%  OTHER INVESTMENT
        COMPANY                                          12,923          12,923
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,337,968       1,447,149
  3.9%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                             56,111          56,111
(3.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (54,843)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,448,417

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.0% OF NET ASSETS

BANKS 5.0%
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                     261,300          12,945
Comerica, Inc.                                           214,500          12,559
KeyCorp                                                  435,200          16,059
PNC Financial Services Group, Inc.                       190,000          13,459
Radian Group, Inc.                                       275,200          16,933
                                                                     -----------
                                                                          71,955
CAPITAL GOODS 7.3%
--------------------------------------------------------------------------------
General Dynamics Corp.                                   233,800          15,669
Illinois Tool Works, Inc.                                256,300          11,721
Lockheed Martin Corp.                                    205,000          16,334
Precision Castparts Corp.                                250,000          14,913
Raytheon Co. *                                           370,000          16,676
The Boeing Co.                                           200,100          15,492
Thomas & Betts Corp. *                                   322,400          15,259
                                                                     -----------
                                                                         106,064
COMMERCIAL SERVICES & SUPPLIES 2.4%
--------------------------------------------------------------------------------
Equifax, Inc. (a)                                        370,000          11,944
Republic Services, Inc.                                  300,000          12,048
Waste Management, Inc.                                   291,600          10,025
                                                                     -----------
                                                                          34,017
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                  680,000          17,925

CONSUMER SERVICES 1.1%
--------------------------------------------------------------------------------
International Game Technology                            410,000          15,851

DIVERSIFIED FINANCIALS 8.8%
--------------------------------------------------------------------------------
American Express Co.                                     231,200          12,036
AmeriCredit Corp. *                                      579,900          14,260
Bank of America Corp.                                    100,000           5,153
Franklin Resources, Inc. (b)                             193,300          17,677
Investment Technology Group, Inc. (b)*                   328,700          16,553
Mellon Financial Corp.                                   450,600          15,771
Merrill Lynch & Co., Inc.                                209,400          15,249
Northern Trust Corp.                                     287,000          16,388
State Street Corp.                                       250,000          15,015
                                                                     -----------
                                                                         128,102
ENERGY 9.3%
--------------------------------------------------------------------------------
Cameron International Corp. *                            383,200          19,317
Devon Energy Corp.                                       287,800          18,603
Exxon Mobil Corp.                                        280,100          18,974
Overseas Shipholding Group, Inc.                         225,000          14,488
Pride International, Inc. (b)*                           500,000          14,935
Schlumberger Ltd.                                        220,000          14,707
Todco *                                                  404,000          15,396
Veritas DGC, Inc. (a)*                                   314,000          17,983
                                                                     -----------
                                                                         134,403
FOOD, BEVERAGE & TOBACCO 7.9%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                350,000          16,852
Archer-Daniels-Midland Co.                               422,500          18,590
Campbell Soup Co.                                         50,000           1,834
General Mills, Inc.                                      340,000          17,646
H.J. Heinz Co.                                           250,000          10,493
Reynolds American, Inc. (a)                              150,000          19,017
Sara Lee Corp.                                           830,200          14,030
The Coca-Cola Co.                                        363,800          16,189
                                                                     -----------
                                                                         114,651
HEALTH CARE EQUIPMENT & SERVICES 6.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                              384,620          12,112
AmerisourceBergen Corp.                                  367,900          15,820
Becton Dickinson & Co.                                   259,900          17,133
CIGNA Corp.                                              130,000          11,862
Haemonetics Corp. *                                      240,000          10,529
McKesson Corp.                                           344,500          17,359
WellPoint, Inc. *                                        120,500           8,977
                                                                     -----------
                                                                          93,792
INSURANCE 9.8%
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                            294,300          13,621
Loews Corp.                                              448,000          16,603
MetLife, Inc.                                            300,000          15,600
Nationwide Financial Services, Inc., Class A             390,000          17,581
Principal Financial Group, Inc.                          305,000          16,470
Prudential Financial, Inc.                               205,000          16,121
The Chubb Corp.                                          310,000          15,630
The Hartford Financial Services Group, Inc.              174,000          14,762
W. R. Berkley Corp.                                      420,000          15,120
                                                                     -----------
                                                                         141,508
MATERIALS 4.9%
--------------------------------------------------------------------------------
Greif, Inc., Class A                                     205,000          14,188

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Martin Marietta Materials, Inc.                          102,000           8,213
Nucor Corp.                                              311,000          16,536
Pactiv Corp. *                                           660,000          16,177
Rohm & Haas Co.                                          338,600          15,616
                                                                     -----------
                                                                          70,730
MEDIA 1.5%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Class A (a)*             350,000           7,329
The McGraw-Hill Cos., Inc.                               250,000          14,075
                                                                     -----------
                                                                          21,404
PHARMACEUTICALS & BIOTECHNOLOGY 5.4%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp.                 480,000          15,432
Barr Pharmaceuticals, Inc. *                             221,400          11,017
Biogen Idec, Inc. *                                      229,000           9,646
King Pharmaceuticals, Inc. *                             970,000          16,509
Merck & Co., Inc.                                        351,800          14,167
Pfizer, Inc.                                             453,500          11,786
                                                                     -----------
                                                                          78,557
RETAILING 4.4%
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                    250,000          15,740
Nordstrom, Inc. (a)                                      370,900          12,722
Office Depot, Inc. *                                     321,500          11,590
Payless Shoesource, Inc. *                               537,800          13,918
The Pantry, Inc. *                                       200,000           9,858
                                                                     -----------
                                                                          63,828
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  972,700          15,311
National Semiconductor Corp.                             570,000          13,258
Texas Instruments, Inc.                                  508,100          15,131
                                                                     -----------
                                                                          43,700
SOFTWARE & SERVICES 7.9%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                         280,000           9,551
BEA Systems, Inc. *                                    1,243,800          14,602
BMC Software, Inc. *                                     699,500          16,382
Computer Sciences Corp. (a)*                             240,000          12,574
Global Payments, Inc. (a)                                340,000          14,464
Intuit, Inc. *                                           333,200          10,286
Red Hat, Inc. *                                          390,000           9,235
Sybase, Inc. *                                           649,700          13,676
Synopsys, Inc. *                                         797,100          14,268
                                                                     -----------
                                                                         115,038
TECHNOLOGY HARDWARE & EQUIPMENT 5.0%
--------------------------------------------------------------------------------
Harris Corp.                                             270,000          12,298
Hewlett-Packard Co.                                      510,000          16,274
Motorola, Inc.                                           650,000          14,794
NCR Corp. *                                              416,600          13,390
Tech Data Corp. *                                        410,000          15,244
                                                                     -----------
                                                                          72,000
TELECOMMUNICATION SERVICES 2.3%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                         440,000          16,971
Crown Castle International Corp. *                       474,200          16,706
                                                                     -----------
                                                                          33,677
TRANSPORTATION 2.8%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           600,000          13,200
CSX Corp.                                                231,900          14,072
FedEx Corp.                                              124,000          12,984
                                                                     -----------
                                                                          40,256
UTILITIES 2.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                 433,700          17,803
Edison International                                     150,000           6,207
FirstEnergy Corp.                                        225,700          12,639
                                                                     -----------
                                                                          36,649

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
  4.94%, 09/14/06                                            120             119

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
OTHER INVESTMENT COMPANY 0.9% OF NET ASSETS

SSgA Prime Money Market Fund                          12,923,297          12,923

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.9% OF NET ASSETS

State Street Navigator Security
  Lending Prime Portfolio                             56,111,376          56,111

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At July 31, 2006 the tax basis cost of the fund's investments was $1,337,968 and the unrealized appreciation and depreciation were $145,994 and ($36,813), respectively, with a net appreciation of $109,181.

In addition to the above, the fund held the following at July 31,2006. All numbers are x 1,000 except number of futures contracts.

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS         VALUE           GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini,
Long, expires 09/15/06                        30          1,923               45

*   Non-income producing security.

(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Capital Trust
              --------------------

By: /s/ Evelyn Dilsaver
    -------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    -------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: September 15, 2006

By: /s/ George Pereira
    -------------------------------
        George Pereira
        Principal Financial Officer

Date: September 15, 2006